PROSPECTUS
                                       1

                THE ALLIANZ VISION[SM] VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                      ALLIANZ LIFE[{R}] VARIABLE ACCOUNT B
                                       AND
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 13) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life, we, us, our).

The Contract is a "flexible purchase payment" contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is "variable" because the Contract Value and any variable Annuity Payments you receive will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term "Investment Options" refers only to the variable Investment Options listed on the following page, and not to any fixed investment choices). The Contract is "deferred" because you do not begin receiving regular Annuity Payments immediately.

THE BASIC CONTRACT (BASE CONTRACT) offers a variety of standard features including a number of different Investment Options, multiple annuitization options, a free withdrawal privilege, and a death benefit. THE CONTRACT ALSO OFFERS THE FOLLOWING OPTIONAL BENEFITS EACH WITH AN ADDITIONAL CHARGE: the Bonus Option, the Short Withdrawal Charge Option, the No Withdrawal Charge Option, the Investment Protector, the Income Protector and the Quarterly Value Death Benefit. The Investment Protector may be of interest to persons who are concerned about market fluctuations and want the benefit of a level of protection for the principal invested regardless of how the market performs. The Investment Protector accomplishes this by periodically locking in any anniversary investment gains effective as of a future date. To realize this benefit, however, the Owner must continue to hold the Contract until the future date. The Income Protector is designed for those who want both a guaranteed level of lifetime income (called Lifetime Plus Payments) that can begin shortly after selection of the benefit if certain age restrictions are met, and continued access to both Contract Value and a death benefit for a period of time. These optional benefits are subject to certain date and/or age restrictions for adding and exercising the benefits. Some or all of the optional benefits may not be available to you; check with your registered representative. For information on when you can add any of the optional benefits to your Contract, or which optional benefits you can combine please see section 11, Selection of Optional Benefits. ANNUITY CONTRACTS THAT CREDIT A BONUS GENERALLY HAVE HIGHER FEES AND CHARGES THAN CONTRACTS THAT DO NOT CREDIT A BONUS. THEREFORE, THE AMOUNT OF CREDIT RECEIVED UNDER THE BONUS OPTION MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH IT.

Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge. A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The table of contents of the SAI appears before the Privacy and Security Statement in this prospectus. The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.


Allianz Life hereby relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to
Section 15(d) of that Act.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER FEDERAL GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.


Dated: July 22, 2009


This prospectus includes information on the following optional benefits that are no longer offered: the Lifetime Plus Benefit, the Lifetime Plus II Benefit, the Lifetime Plus 10 Benefit, the Target Date Retirement Benefit, and the Target Date 10 Benefit. Please note that Contracts with one of the Target Date Benefits or one of the Lifetime Benefits are subject to restrictions on allocations to and transfers among certain Investment Options. The features and expenses for the Target Date Benefits are set out in Appendix E and the Lifetime Benefits are detailed in Appendix F.

We currently offer the Investment Options listed below. You can select up to 15 Investment Options at any one time. One or more of the Investment Options may not be available in your state. We may add, substitute or remove Investment Options in the future. WE DO NOT CURRENTLY OFFER A FIXED ACCOUNT. CONTRACTS WITH THE INVESTMENT PROTECTOR OR THE INCOME PROTECTOR ARE SUBJECT TO RESTRICTIONS ON ALLOCATIONS TO AND TRANSFERS AMONG CERTAIN INVESTMENT OPTIONS. FOR MORE INFORMATION ON THE RESTRICTIONS, SEE THE "INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING" DISCUSSIONS IN SECTION 11.A, THE INVESTMENT PROTECTOR; AND SECTION 11.B, THE INCOME PROTECTOR.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

AIM
AZL[{R}] AIM International Equity Fund


BLACKROCK
AZL[{R}] BlackRock Capital Appreciation Fund
AZL[{R}] BlackRock Growth Fund
AZL[{R}] Money Market Fund
BlackRock Global Allocation V.I. Fund


COLUMBIA
AZL[{R}] Columbia Mid Cap Value Fund
AZL[{R}] Columbia Small Cap Value Fund
AZL[{R}] Columbia Technology Fund

DAVIS
AZL[{R}] Davis NY Venture Fund
Davis VA Financial Portfolio

DREYFUS
AZL[{R}] Dreyfus Equity Growth Fund
AZL[{R}] S&P 500 Index Fund
AZL[{R} ]Small Cap Stock Index Fund

FIRST TRUST
AZL[{R}] First Trust Target Double Play Fund


FRANKLIN TEMPLETON
AZL[{R}] Franklin Small Cap Value Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
Mutual Global Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Global Bond Securities Fund
Templeton Growth Securities Fund

FUND OF FUNDS
AZL Fusion[SM] Balanced Fund
AZL Fusion[SM] Conservative Fund
AZL Fusion[SM] Growth Fund
AZL Fusion[SM] Moderate Fund


JENNISON
AZL[{R}] Jennison 20/20 Focus Fund

J.P. MORGAN
AZL[{R}] JPMorgan Large Cap Equity Fund
AZL[{R}] JPMorgan U.S. Equity Fund

NICHOLAS-APPLEGATE
AZL[{R}] NACM International Fund


OPPENHEIMER CAPITAL
AZL[{R}] OCC Opportunity Fund
OpCap Mid Cap Portfolio[(1)]


OPPENHEIMER FUNDS
AZL[{R}] Oppenheimer Global Fund
AZL[{R}] Oppenheimer International Growth Fund


PIMCO
AZL[{R}] PIMCO Fundamental IndexPLUS Total Return Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturn[TM] Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio


SCHRODER
AZL[{R}] Schroder Emerging Markets Equity Fund
AZL[{R}] Schroder International Small Cap Fund


TARGETPLUS PORTFOLIOS
AZL TargetPLUS[{R}] Balanced Fund
AZL TargetPLUS[{R}] Equity Fund
AZL TargetPLUS[{R}] Growth Fund
AZL TargetPLUS[{R}] Moderate Fund


TURNER
AZL[{R}] Turner Quantitative Small Cap Growth Fund

VAN KAMPEN
AZL[{R}] Van Kampen Comstock Fund
AZL[{R}] Van Kampen Equity and Income Fund
AZL[{R}] Van Kampen Global Franchise Fund
AZL[{R}] Van Kampen Global Real Estate Fund
AZL[{R}] Van Kampen Growth and Income Fund
AZL[{R}] Van Kampen Mid Cap Growth Fund


(1)A fund of the Premier VIT series.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

                                       3
TABLE OF CONTENTS
FEE TABLES........................5
  Contract Owner Transaction Expenses5
  Contract Owner Periodic Expenses5
  Annual Operating Expenses of the Investment Options7
  Examples........................7
1.THE VARIABLE ANNUITY CONTRACT...9
  Ownership......................10
2.PURCHASE.......................11
  Purchase Payments..............11
  Automatic Investment Plan (AIP)12
  Allocation of Purchase Payments12
  Tax-Free Section 1035 Exchanges13
  Faxed Applications.............13
  Free Look/Right to Examine.....13
  Accumulation Units/Computing the Contract Value13
3.THE ANNUITY PHASE..............14
  Income Date....................15
  Partial Annuitization..........15
  Annuity Options................16
  Annuity Payments...............18
4.INVESTMENT OPTIONS.............19
  Substitution and Limitation on Further Investments25
  Transfers......................25
  Excessive Trading and Market Timing27
  Dollar Cost Averaging (DCA) Program28
  Flexible Rebalancing...........29
  Financial Advisers - Asset Allocation Programs30
  Voting Privileges..............30
5.OUR GENERAL ACCOUNT............31
6.EXPENSES.......................31
  Mortality and Expense Risk (M&E) Charges31
  Rider Charges..................32
  Contract Maintenance Charge....33
  Withdrawal Charge..............33
  Transfer Fee...................36
  Premium Taxes..................36
  Income Taxes...................36
  Investment Option Expenses.....36
7.TAXES..........................37
  Annuity Contracts in General...37
  Qualified Contracts............37
  Multiple Contracts.............38
  Partial 1035 Exchanges.........38
  Distributions - Non-Qualified Contracts38
  Distributions - Qualified Contracts39
  Assignments, Pledges and Gratuitous Transfers40
  Death Benefits.................40
  Withholding....................41
  Federal Estate Taxes...........41
  Generation-Skipping Transfer Tax41
  Foreign Tax Credits............41
  Annuity Purchases by Nonresident Aliens and
  Foreign Corporations...........41
  Possible Tax Law Changes.......41
  Diversification................41
  Required Distributions.........42
8.ACCESS TO YOUR MONEY...........42
  Free Withdrawal Privilege......44
  Waiver of Withdrawal Charge Benefit45
  Systematic Withdrawal Program..45
  The Minimum Distribution Program and Required Minimum Distribution (RMD)
     Payments                                                 45
  Suspension of Payments or Transfers46
9.ILLUSTRATIONS..................46
10.DEATH BENEFIT.................46
  Traditional Death Benefit......46
  Traditional Death Benefit Example47
  Death of the Owner and/or Annuitant48
  Death Benefit Payment Options..51
11.SELECTION OF OPTIONAL BENEFITS52
  Optional Benefit Overview......52
  Benefit Selection..............52
  Replacing the Optional Benefits54
11.A THE INVESTMENT PROTECTOR....54
  Adding the Investment Protector to Your Contract54
  Removing the Investment Protector from
  Your Contract..................55
  The Target Value Dates.........55
  Calculating the Target Value...56
  Examples of the Target Value Calculations58
  Investment Option Allocation and Transfer Restrictions and Quarterly
     Rebalancing                                        60
  Determining the Maximum Allowable and Minimum Required Group Allocation64 Determining the Required Group Allocation64
  Examples of Quarterly Rebalancing66
  Termination of the Investment Protector69
11.B THE INCOME PROTECTOR........69
  Adding the Income Protector to Your Contract70
  Removing the Income Protector from Your Contract70
  Who is Considered a Covered Person(s)?71
  Lifetime Plus Payment Overview.72
  Requesting Lifetime Plus Payments73
  Calculating Your Lifetime Plus Payments73
  Automatic Annual Payment Increases to the
  Lifetime Plus Payments.........75
  Lifetime Plus Payment Examples.75
  The Benefit Base...............77
  The Quarterly Anniversary Value77
  The Annual Increase............78
  Example of the Annual Increase.80

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

  Investment Option Allocation and Transfer Restrictions and Quarterly
     Rebalancing                                        81
  Taxation of Lifetime Plus Payments82
  Termination of the Income Protector82
11.C OTHER OPTIONAL BENEFITS.....83
  Quarterly Value Death Benefit..83
  Bonus Option...................85
  Short Withdrawal Charge Option.86
  No Withdrawal Charge Option....86
12.OTHER INFORMATION.............86
  Allianz Life...................86
  The Separate Account...........86
  Distribution...................87
  Additional Credits for Certain Groups88
  Administration/Allianz Service Center88
  Legal Proceedings..............88
  Financial Statements...........89
13.GLOSSARY......................89
14.TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)93 15.PRIVACY AND SECURITY STATEMENT94
APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION96
APPENDIX B - CONDENSED FINANCIAL INFORMATION100
APPENDIX C - RIDER CHARGE EXAMPLES104
  Example of Rider Charge Calculation Under the Investment Protector104
  Example of Rider Charge Calculation Under the
  Income Protector..............105
  Example of the Effect of a Withdrawal on the Rider Charge Calculation Under
     the Income Protector                                           106
  Example of the Effect of an Annual Payment Increase to Lifetime Plus Payments
     on the Rider Charge Calculation under the Income Protector  106
APPENDIX D - WITHDRAWAL CHARGE EXAMPLES108
APPENDIX E - THE TARGET DATE BENEFITS110
  Removing a Target Date Benefit from Your Contract111
  The Target Value Date.........111
  Calculating the Target Value..112
  Investment Option Allocation and Transfer Restrictions and Quarterly
     Rebalancing                                        113
  Determining the Maximum Allowable and Minimum Required Group Allocation116 Determining the Required Group Allocation117
  Examples of Quarterly Rebalancing119
  Termination of a Target Date Benefit121
APPENDIX F - THE LIFETIME BENEFITS122
  Removing one of the Lifetime Benefits from
  Your Contract.................124
  Who is Considered a Covered Person(s)?125
  If You Begin Receiving Lifetime Plus Payments126
  Lifetime Plus Payments........128
  Automatic Annual Payment Increases to the
  Lifetime Plus Payments........131
  The Benefit Base..............135
  The Quarterly Anniversary Value136
  Calculating The 5% Annual Increase Under the
  Lifetime Plus Benefit.........136
  Manual Resets of the 5% Annual Increase Under the Lifetime Plus Benefit137 Calculating the Enhanced 10-Year Value Under the Lifetime Plus Benefit138 Examples of the 5% Annual Increase and the Enhanced 10-Year Value Calculation
     Under the
  Lifetime Plus Benefit.........139
  Calculating The Enhanced 5% Annual Increase Under the Lifetime Plus II Benefit
     140
  Automatic Resets of the Enhanced 5% Annual Increase Under the Lifetime Plus II
     Benefit                                                  141
  Calculating the Enhanced 10-Year Value Under the Lifetime Plus II Benefit142 The Highest Annual Increase Under the
  Lifetime Plus II Benefit......143
  Example of the Highest Annual Increase Under the Lifetime Plus II Benefit143 Calculating The 10% Annual Increase Under the
  Lifetime Plus 10 Benefit......145
  Example of the 10% Annual Increase Under the
  Lifetime Plus 10 Benefit......147
  Investment Option Allocation and Transfer Restrictions and Quarterly
     Rebalancing                                        148
  Taxation of Lifetime Plus Payments149
  Termination of a Lifetime Benefit150
FOR SERVICE OR MORE INFORMATION.151



   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

FEE TABLES
The following tables describe the fees and expenses that you will pay when purchasing, owning and taking a withdrawal from the Contract. For more information, see section 6, Expenses.

The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contract during the Accumulation Phase or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES
WITHDRAWAL CHARGE DURING THE ACCUMULATION PHASE[(1),(2)]
(as a percentage of each Purchase Payment withdrawn)

                                                                                 WITHDRAWAL CHARGE AMOUNT[
                                                                                      ]BASE CONTRACT
NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE       CONTRACT WITH       CONTRACT WITH THE         CONTRACT WITH THE
                        PAYMENT                                     THE         SHORT WITHDRAWAL CHARGE     NO WITHDRAWAL CHARGE
                                                                   BONUS              OPTION[(3)]               OPTION[(3)]
                                                              OPTION[(3),(4)]
                           0                             8.5%            8.5%                        8.5%                       0%
                           1                             8.5%            8.5%                        7.5%                       0%
                           2                             7.5%            8.5%                        5.5%                       0%
                           3                             6.5%              8%                          3%                       0%
                           4                               5%              7%                          0%                       0%
                           5                               4%              6%                          0%                       0%
                           6                               3%              5%                          0%                       0%
                           7                               0%              4%                          0%                       0%
                           8                               0%              3%                          0%                       0%
                    9 years or more                        0%              0%                          0%                       0%

TRANSFER FEE[(5)]...................$25
PREMIUM TAXES[(6)]...........0% to 3.5%
(as a percentage of each Purchase Payment)


CONTRACT OWNER PERIODIC EXPENSES
The next tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses.

CONTRACT MAINTENANCE CHARGE[(7)]....$50
(per Contract per year)



 (1)The free withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less any previous withdrawals taken under the free withdrawal privilege or as required minimum distribution payments in that same Contract Year. We will not deduct a withdrawal charge from amounts withdrawn under the free withdrawal privilege. There is no free withdrawal privilege during the Annuity Phase or while you are receiving Lifetime Plus Payments. Any unused free withdrawal privilege in one Contract Year does not carry over to the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the free withdrawal privilege and other information that appears in section 8, Access to Your Money; and section 11.b, The Income Protector.
(2)The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any Purchase Payments withdrawn (excluding any penalty-free withdrawals), less any withdrawal charges.
(3)Some or all of the optional benefits may not be available to you; check with your registered representative. For information on when you can add any of the optional benefits to your Contract, or which optional benefits you can combine please see section 11, Selection of Optional Benefits.
(4)In Connecticut, the withdrawal charge is 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 0% for the time periods referenced. For more information, please see section 6, Expenses - Withdrawal Charge.
(5)The first twelve transfers in a Contract Year are free. We do not count any transfers made under the dollar cost averaging or flexible rebalancing programs, or a quarterly rebalancing transfer under the Investment Protector or the Income Protector, against any free transfers we allow. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Annuity Phase. For more information, please see section 6, Expenses - Transfer Fee.
(6)It is our current practice not to make deductions from the Contract to reimburse ourselves for premium taxes that we pay, although we reserve the right to make such a deduction in the future. For more information, please see section 6, Expenses - Premium Taxes.
(7)We waive this charge during the Accumulation Phase if the Contract Value (or Bonus Value, if applicable) is at least $100,000 at the time we are to deduct the charge. If the total Contract Value (or Bonus Value) for all your Contracts that are registered with the same social security number is at least $100,000, we waive the charge on all of your Contracts. We waive this charge during the Annuity Phase if your Contract Value on the Income Date is at least $100,000. For more information, please see section 6, Expenses - Contract Maintenance Charge.


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

                                       6
CONTRACT ANNUAL EXPENSES


                                                                                       MORTALITY AND EXPENSE     RIDER CHARGE[(9)]
                                                                                      RISK (M&E) CHARGE[(8)]        DURING THE
                                                                                                                   ACCUMULATION
                                                                                                                    PHASE[(10)]
                                                                                     ACCUMULATION    ANNUITY    CURRENT FOR  MAXIMUM
                                                                                         PHASE     PHASE[(11)]  THE (08.09)
                                                                                                               BENEFIT[(12)]
BASE CONTRACT                                                                            1.40%        1.40%         NA         NA
ADDITIONAL CHARGES FOR OPTIONAL BENEFITS[(13)]
  QUARTERLY VALUE DEATH BENEFIT[(14)]                                                    0.30%         NA           NA         NA
  BONUS OPTION[(15)                                                                     ]0.30%        0.30%         NA         NA
  SHORT WITHDRAWAL CHARGE OPTION[(14)]                                                   0.25%         NA           NA         NA
  NO WITHDRAWAL CHARGE OPTION[(14)                                                      ]0.35%         NA           NA         NA
  INVESTMENT PROTECTOR[(14)]                                                              NA           NA          0.80%      2.50%
  INCOME PROTECTOR[(14)]
  SINGLE LIFETIME PLUS PAYMENTS                                                           NA           NA          1.05%      2.50%
  JOINT LIFETIME PLUS PAYMENTS                                                            NA           NA          1.20%      2.75%
MAXIMUM CHARGE FOR A CONTRACT WITH THE QUARTERLY VALUE DEATH BENEFIT, THE NO             2.05%        1.40%         NA        2.75%
 WITHDRAWAL CHARGE OPTION, AND JOINT LIFETIME PLUS PAYMENTS UNDER THE INCOME
 PROTECTOR[ ]

(8)The M&E charge is an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option, and we use that net asset value to calculate the Accumulation Unit value during the Accumulation Phase and the Annuity Unit value during the Annuity Phase. We assess an M&E charge during the Annuity Phase on any Contract Value you apply to variable Annuity Payments; there is no M&E charge during the Annuity Phase on any Contract Value you apply to fixed Annuity Payments. For more information, please see section 6, Expenses - Mortality and Expense Risk (M&E) Charge.
(9)The rider charge is an annualized rate that is accrued on a daily basis as a percentage of the Target Value under the Investment Protector, or as a percentage of the Benefit Base under the Income Protector. We calculate the rider charge daily beginning on the day after the rider effective date. We assess the rider charge quarterly and we deduct it for each quarter on the earlier of the following: at the end of the Business Day immediately before the Quarterly Anniversary; or when we deduct the final rider charge. The rider charge reduces the Contract Value (and Bonus Value, if applicable), but not any of the guaranteed values under the optional benefits (for example, it does not reduce the Target Value or Benefit Base). For more information, please see section 6, Expense - Rider Charge.
(10)We do not assess a rider charge during the Annuity Phase, but we do continue to assess the rider charge after Lifetime Plus Payments begin as long as your Contract Value is positive.
(11)The Contract allows Partial Annuitization. It is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time and have different M&E charges. For example, if you have a Contract with the Quarterly Value Death Benefit and request a variable Partial Annuitization we would assess an annual M&E charge of 1.40% on the annuitized portion of the Contract, and an annual M&E charge of 1.70% on the portion that has not been annuitized. For more information, see section 3, The Annuity Phase - Partial Annuitization.
(12)We reserve the right to change the rider charge on each Quarterly Anniversary that the benefit is in effect, subject to the maximum rider charges. If we increase the rider charge for your selected benefit, we will notify you in writing and allow you to terminate your benefit before the increase takes effect. For more information, please see section 6, Expense - Rider Charge.
(13)The additional rider charges listed here for the optional benefits apply to benefits that you select while this prospectus is in effect. Any benefits you add to your Contract in the future will be subject to the current and maximum rider charges that are applicable at that time. Some or all of the optional benefits may not be available to you; check with your registered representative. For information on when you can add any of the optional benefits to your Contract or which optional benefits you can combine, please see section 11, Selection of Optional Benefits.
(14)The additional charges associated with the optional benefits will continue during the Accumulation Phase until the earlier of the benefit's termination or when your Contract Value is reduced to zero.
(15)During the Accumulation Phase, the additional M&E charge for the Bonus Option will continue until your Contract Value is reduced to zero. If you take variable Annuity Payments during the Annuity Phase, the additional M&E charge for the Bonus Option will continue until your variable Annuity Payments terminate.


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2008, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option's average daily net assets.

                                                                  MINIMUM MAXIMUM
Total annual Investment Option operating expenses*                 0.65%   1.95%
(including management fees, distribution or 12b-1 fees,
and other expenses) before fee waivers and expense reimbursements

* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum current fee is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table and is disclosed in Appendix A. Appendix A also contains more details regarding the annual operating expenses for each of the Investment Options, including the amount and effect of any waivers and/or reimbursements.

EXAMPLES
The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.

These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The entire $50 contract maintenance charge is deducted in the examples at the end of each year during the Accumulation Phase. Please note that this charge does not apply during the Accumulation Phase if your Contract Value (or Bonus Value if you select the Bonus Option) at the end of year is at least $100,000, or during the Annuity Phase if your Contract Value on the Income Date is at least $100,000.

Transfer fees may apply, but are not reflected in these examples.

For additional information, see section 6, Expenses.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
  (a)Maximum charges for a Contract with the Quarterly Value Death Benefit, the No Withdrawal Charge Option, and joint Lifetime Plus Payments under the Income Protector assuming the Annual Increase Percentage that we use to calculate the Annual Increase under the Benefit Base is 8% (which carries the highest potential charge of a 2.05% M&E charge and a 2.75% maximum rider charge).
  (b)Current charges for a Contract with the Quarterly Value Death Benefit, the No Withdrawal Charge Option, and joint Lifetime Plus Payments under the Income Protector[(1)] assuming the Annual Increase Percentage that we use to calculate the Annual Increase under the Benefit Base is 8% (which carries an M&E charge of 2.05% and a rider charge of 1.20%).
  (c)The Base Contract (which carries the lowest potential charge of a 1.40% M&E charge).

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES           1 YEAR  3 YEARS 5 YEARS 10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
                                                         a) $   738  $2,251  $3,805   $7,823
1.95% (the maximum Investment Option operating expense)  b) $   577  $1,750  $2,946   $6,014
                                                         c) $ 1,238  $1,925  $2,478   $4,060
                                                         a) $   609  $1,884  $3,230   $6,867
0.65% (the minimum Investment Option operating expense)  b) $   448  $1,377  $2,348   $4,950
                                                         c) $ 1,108  $1,540  $1,843   $2,829


If you do not take a full withdrawal or if you take a Full Annuitization[(2)] of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.


TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES           1 YEAR 3 YEARS 5 YEARS 10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
                                                         a) $  738  $2,251  $3,805   $7,823
1.95% (the maximum Investment Option operating expense)  b) $  577  $1,750  $2,946   $6,014
                                                         c) $  388  $1,175  $1,978   $4,060
                                                         a) $  609  $1,884  $3,230   $6,867
0.65% (the minimum Investment Option operating expense)  b) $  448  $1,377  $2,348   $4,950
                                                         c) $  258  $  790  $1,343   $2,829


 (1)We reserve the right to change the rider charge for this benefit on each Quarterly Anniversary that the benefit is in effect subject to the maximum charge. If we increase the rider charge for your selected benefit, we will notify you in writing.
(2)Annuity Payments are generally not available until after the second Contract Anniversary in most states.

As of the most recent fiscal year ended December 31, 2008, no Contracts with the highest M&E charges currently offered by this prospectus had been sold. Therefore, we have not provided any condensed financial information for these Contracts. However, Appendix B does contain information regarding the Accumulation Unit Values (AUVs) for the highest and lowest M&E charges for Contracts that were offered as of December 31, 2008. See the appendix to the Statement of Additional Information regarding the AUVs for other M&E charges for Contracts that were available as of December 31, 2008.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

1. THE VARIABLE ANNUITY CONTRACT
An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life), where you make payments to us and, in turn, we promise to make regular periodic payments (Annuity Payments) to the Payee.

The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. FOR QUALIFIED CONTRACTS, THE TAX DEFERRAL IS PROVIDED THROUGH COMPLIANCE WITH SPECIALIZED TAX-QUALIFICATION RULES, AND YOU DO NOT RECEIVE ANY ADDITIONAL TAX BENEFIT BY PURCHASING THE CONTRACT. HOWEVER, THE CONTRACT MAY OFFER OTHER FEATURES THAT MEET YOUR NEEDS. ACCORDINGLY, IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSIDER PURCHASING THIS CONTRACT FOR ITS DEATH BENEFIT, ANNUITY BENEFITS AND OTHER NON-TAX DEFERRAL RELATED BENEFITS. PLEASE CONSULT A TAX ADVISER FOR INFORMATION SPECIFIC TO YOUR CIRCUMSTANCES TO DETERMINE WHETHER A QUALIFIED CONTRACT IS AN APPROPRIATE INVESTMENT FOR YOU.

The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and, subject to certain restrictions, you can make additional Purchase Payments.


The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.
o The Business Day before the Income Date if you take a Full
  Annuitization.
o The Business Day we process your request for a full withdrawal.
o Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), it will terminate on the Business Day we receive in Good Order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the spouse of the deceased continues the Contract.


The Annuity Phase is the period during which we will make Annuity Payments from the Contract. Annuity Payments must begin on a designated date (the Income Date) that is at least two years after your Issue Date. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization. The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible that some portion of the Contract will be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have terminated, as indicated in section 3, The Annuity Phase.

The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Annuity Payments we make during the Annuity Phase depend in large part upon the investment performance of any Investment Options you select. You cannot invest in more than 15 Investment Options at any one time. Contracts with the Investment Protector or the Income Protector will be subject to restrictions on allocations and transfers into certain Investment Options (see the "Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing" discussion in section 11.a, The Investment Protector and section 11.b, The Income Protector). Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options.

We will not make any changes to your Contract without your permission except as may be required by law.

THE CONTRACT WILL TERMINATE WHEN:
o the Accumulation Phase has terminated,
o the Annuity Phase has terminated, and/or
o all applicable death benefit payments have been made.

For example, if you purchase a Contract and later take a full withdrawal of the entire Contract Value, both the Accumulation Phase and the Contract will terminate although the Annuity Phase never began and we did not make any death benefit payments.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

STATE SPECIFIC CONTRACT RESTRICTIONS
If you purchase a Contract, it will be subject to the law of the state in which it is issued. Some of the terms of your Contract may differ from the terms of a Contract delivered in another state because of state-specific legal requirements. Areas in which there may be state-specific Contract provisions may include the following.
o The withdrawal charge schedule.
o Availability of Investment Options, Annuity Options, endorsements, and/or riders.
o Free look rights.
o Selection of certain Income Dates.
o Restrictions on your ability to make additional Purchase Payments.
o Selection of certain assumed investment rates for variable Annuity
  Payments.
o Our ability to restrict transfer rights.


All material state variations in the Contract are disclosed in this prospectus. If you would like more information regarding state-specific Contract provisions, you should contact your registered representative or contact our Service Center at the toll free number listed at the back of this prospectus.


OWNERSHIP
OWNER
You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be Internal Revenue Service (IRS) or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any ownership change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER
A Non-Qualified Contract can be owned by up to two Owners. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we require the signature of both Owners on any forms that are submitted to our Service Center, unless we allow otherwise.

NOTE FOR PARTIAL ANNUITIZATIONS: Partial Annuitizations are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.

ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant and you can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual, but you can add a joint Annuitant (subject to our approval) for the Annuity Phase if you take a Full Annuitization. For Qualified Contracts, the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement.

DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE IMPORTANT IMPACTS ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

PAYEE
The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.

BENEFICIARY
The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

NOTE FOR JOINT OWNERS: For jointly owned Contracts, the sole primary Beneficiary will be the surviving Joint Owner. Spousal Joint Owners may also appoint contingent Beneficiaries. If both spousal Joint Owners die before we pay the death benefit, we will pay the death benefit to the named contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. If both spousal Joint Owners die simultaneously, state law may dictate who receives the death benefit. However, for tax reasons, Joint Owners who are not spouses may not appoint any contingent Beneficiaries. If both Joint Owners who are not spouses die before we pay the death benefit, we will pay the death benefit to the estate of the Joint Owner who died last.

ASSIGNMENT, CHANGES OF OWNERSHIP AND OTHER TRANSFERS OF A CONTRACT
An authorized request specifying the terms of an assignment (including any assignment, change of ownership or other transfer) of a Contract must be provided to our Service Center and approved by us. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a non-discriminatory basis. We will withhold our consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation. We will not be liable for any payment made or action taken before we consent and record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.

NOTE FOR CONTRACTS WITH THE INCOME PROTECTOR BENEFIT: If you assign the Contract, you cannot change the Covered Person(s). Any existing Contract assignment must be removed before you begin receiving Lifetime Plus Payments. We may make exceptions to the removal of a Contract assignment in order to comply with applicable law.


2. PURCHASE
PURCHASE PAYMENTS
A Purchase Payment is the money you put into the Contract. To purchase this Contract, all Owners and Annuitant(s) must be age 80 or younger on the Issue Date. The initial Purchase Payment is due on the Issue Date. The Purchase Payment requirements for this Contract are as follows.
o If you select the No Withdrawal Charge Option, the minimum initial payment we will accept is $25,000. For all other Contracts, the minimum initial payment we will accept is $10,000.
o IF YOUR CONTRACT INCLUDES THE INVESTMENT PROTECTOR OR INCOME PROTECTOR,
  WE RESTRICT THE AMOUNT OF ADDITIONAL PURCHASE PAYMENTS WE WILL ACCEPT EACH RIDER YEAR WITHOUT PRIOR APPROVAL TO YOUR INITIAL AMOUNT. Your initial amount is equal to all Purchase Payments received before the first Quarterly Anniversary. For the first rider year, if your rider effective date is the Issue Date, we allow additional Purchase Payments on or after the first Quarterly Anniversary and before the first rider anniversary up to your initial amount. Also, under the Investment Protector we will not accept additional Purchase Payments on or after the third rider anniversary, and under the Income Protector we will not accept additional Purchase Payments on or after the Benefit Date that you begin receiving Lifetime Plus Payments. If you remove the Investment Protector or Income Protector from your Contract, these restrictions will no longer apply.
o If your Contract does not include the Investment Protector or the Income Protector, you can make additional Purchase Payments of $50 or more during the Accumulation Phase.


o IN CERTAIN STATES (SUCH AS MISSISSIPPI), ADDITIONAL PURCHASE PAYMENTS
  CAN ONLY BE MADE DURING THE FIRST CONTRACT YEAR OR MAY BE OTHERWISE RESTRICTED. YOU ALSO CANNOT MAKE ANY ADDITIONAL PURCHASE PAYMENTS AFTER THE INCOME DATE THAT YOU TAKE A FULL ANNUITIZATION (INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE).


o The maximum total amount we will accept without our prior approval is $1 million (including amounts already invested in other Allianz Life variable annuities).
PURCHASE PAYMENTS TO QUALIFIED CONTRACTS MUST NOT BE GREATER THAN ALLOWED UNDER FEDERAL LAW AND MUST BE FROM EARNED INCOME OR A QUALIFIED TRANSFER. PURCHASE PAYMENTS TO QUALIFIED CONTRACTS OTHER THAN FROM A QUALIFIED TRANSFER MAY BE RESTRICTED AFTER THE OWNER REACHES AGE 70 1/2.

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

AUTOMATIC INVESTMENT PLAN (AIP)
The automatic investment plan (AIP) is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of money from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $50. Beginning on August 17, 2009, the maximum investment that you can make by AIP per month is $1,000.You may stop or change the AIP at any time. We must be notified by the first of the month in order to stop or change the AIP for that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Section 401of the Internal Revenue Code.

THE AIP IS NOT AVAILABLE TO YOU ON OR AFTER THE INCOME DATE ON WHICH YOU TAKE A FULL ANNUITIZATION. IF YOUR CONTRACT INCLUDES THE INVESTMENT PROTECTOR, YOU CAN ONLY PARTICIPATE IN THE AIP UNTIL THE THIRD RIDER ANNIVERSARY. IF YOUR CONTRACT INCLUDES THE INCOME PROTECTOR, YOU CAN ONLY PARTICIPATE IN THE AIP UNTIL THE BENEFIT DATE. However, if you subsequently remove the Investment Protector or Income Protector from your Contract you will be able to participate in the AIP after the rider termination date without these limitations.


ALLOCATION OF PURCHASE PAYMENTS
We do not currently accept allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future. When you purchase a Contract, we will allocate your initial Purchase Payment to the Investment Options you selected according to your instructions. We ask that you allocate your money in whole percentages. Transfers of Contract Value between Investment Options will not change the allocation instructions for any future additional Purchase Payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them according to your most recent allocation instructions. In addition, if you select the Income Protector, your allocation instructions must always comply with the restrictions that are set out in section 11.a, The Investment Protector, or section 11.b, The Income Protector.

You may provide us with new allocation instructions at any time without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. The new allocation instructions will be effective for Purchase Payments received on or after the Business Day we receive your notice or instructions in Good Order at our Service Center. If you change your allocation instructions and you are participating in the automatic investment plan or the flexible rebalancing program, your allocation instructions must include directions for the plan/program.

If you select the Bonus Option, we will allocate any applicable bonus in the same way as the corresponding Purchase Payment.

We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future; however, we will always allow you to invest in at least five Investment Options.


Once we receive your initial Purchase Payment and the necessary information, we will issue the Contract and allocate your initial Purchase Payment within two Business Days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within five Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment and/or application to your registered representative, we will not begin processing the Purchase Payment until it is received at our Service Center. We consider a Purchase Payment to be "received" when it is received at our Service Center regardless of how or when you made the payment. If you are sending an application and/or a check to purchase a new Contract, you should send the materials to the address listed on your application. Applications and Purchase Payments you send to our home office address will be forwarded to the lockbox address listed on your application, which may delay processing of your application.


If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide information about you or your Contract to government regulators. In addition, we may be required to block an Owner's Contract and thereby refuse any request for transfers, and refuse to pay any withdrawals, surrenders, death benefits, or Lifetime Plus Payments until instructions are received from the appropriate regulator.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can make a "tax-free" exchange under
Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
o you might have to pay a withdrawal charge on your previous contract,
o there will be a new withdrawal charge period for this Contract,
o other charges under this Contract may be higher (or lower),
o the benefits may be different, and
o you will no longer have access to any benefits from your previous contract.

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission on each contract sale). IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.

FAXED APPLICATIONS
We will accept Contract applications delivered in writing and, in most states, we will accept applications via fax. It is important that you verify that we have received any faxed application you send. We are not liable for faxed transaction requests that were sent by you but not received by us. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center. We reserve the right to discontinue or modify the faxed application privilege at any time and for any reason. We do not currently accept applications delivered via email or our website. This may be available in the future.

FREE LOOK/RIGHT TO EXAMINE
If you change your mind about owning the Contract, you can cancel it within ten days after receiving it (or the period required in your state). When you cancel the Contract within this time period, we will not assess a withdrawal charge. In most states, you will receive your Contract Value as of the day we receive your request. This may be more or less than your initial Purchase Payment. If you select the Bonus Option and cancel your Contract during the free look/right-to-examine period, you will forfeit your entire bonus. (See section 11.c, Optional Benefits - Bonus Option.) In certain states, or if you purchased this Contract as an IRA, we are required to refund your Purchase Payment (not including any bonus) less withdrawals if you decide to cancel your Contract within the free look period. In these instances, if you cancel your Contract you will receive the greater of Purchase Payments less withdrawals, or Contract Value. In cases where we are required to refund the Purchase Payment, we reserve the right to allocate your initial Purchase Payment (and any bonus if you select the Bonus Option) to the AZL Money Market Fund until the expiration of the free look period. At the end of that period, we will re-allocate your money as you selected. If we are required to refund the Purchase Payments and you cancel your Contract or we reject your application, you will receive the greater of Purchase Payments less withdrawals or Contract Value, regardless of how your Purchase Payments were allocated. For Owners in California age 60 or older, we are required to allocate your money to the AZL Money Market Fund during the free look period unless you specify otherwise on the appropriate form. The free look provision under the Contract is also called the right to examine.

ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE
The Contract Value (or Bonus Value, if you select the Bonus Option) in the subaccounts will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value (or Bonus Value) will also be affected by the charges of the Contract. In order to keep track of the total value of your Contract in the Separate Account, we use a measurement called an Accumulation Unit. If you request variable Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

When we receive a Purchase Payment, we credit your Contract with Accumulation Units for the Purchase Payment (and any bonus, if applicable) at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day will receive the next Business Day's price. The Purchase Payments and bonus you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment and bonus allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:
o dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount at the end of the immediately preceding Business Day,
o adding any applicable dividends or capital gains, and
o multiplying this result by one minus the amount of the M&E charge for the current Business Day, and any additional calendar days since the immediately preceding Business Day.

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate the total value of your Contract in the Separate Account by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. (For example, the Contract Value on any Contract Anniversary will reflect the number and value of the Accumulation Units at the end of the previous Business Day.)

EXAMPLE
o On Wednesday, we receive at our Service Center an additional Purchase
  Payment of $3,000 from you before the end of the Business Day.
o When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.
We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with
226.415094 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day's price.


3. THE ANNUITY PHASE
You can apply your Contract Value to regular periodic payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments. The Payee will receive the Annuity Payments. You will receive tax reporting on those payments, however, whether or not you are the Payee. We may require proof of the Annuitant(s)'age before making any life contingent Annuity Payment. If the age or gender of the Annuitant(s) have been misstated, the amount payable will be the amount that would have been provided at the true age or gender.

NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOU HAVE NOT REDUCED YOUR CONTRACT VALUE TO ZERO. At our discretion, we may extend the maximum permitted Income Date subject to the requirements of applicable law. The maximum permitted Income Date may vary depending on the broker/dealer you purchase your Contract through and your state of residence. UPON FULL ANNUITIZATION YOU WILL NO LONGER HAVE A CONTRACT VALUE, OR ANY BENEFITS OR BENEFIT INCREASES BASED ON CONTRACT VALUE. IN ADDITION, THE DEATH BENEFIT WILL TERMINATE AND ANY PERIODIC WITHDRAWAL OR PAYMENTS OTHER THAN ANNUITY PAYMENTS WILL STOP. You will not be required to take a Full Annuitization on the maximum permitted Income Date if your Contract Value has been reduced to zero. On the maximum permitted Income Date, if your Contract Value is greater than zero, we base Annuity Payments on your Contract Value. If you have not selected an Annuity Option we will make payments under the default option described in the "Annuity Payments" discussion of this section.

NOTE FOR CONTRACTS WITH THE INCOME PROTECTOR: If on the maximum permitted Income Date you are receiving Lifetime Plus Payments, your Contract Value is greater than zero and you choose to take fixed Annuity Payments under either Annuity Option 1 or 3, we make the following guarantee.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

For single Lifetime Plus Payments, if you choose Annuity Option 1 (Life Annuity) where the sole Annuitant is the sole Covered Person, then your fixed Annuity Payments will equal the greatest of:
o annual fixed Annuity Payments under Annuity Option 1 based on the Contract Value; or
o the current annual maximum Lifetime Plus Payment available to you.

For joint Lifetime Plus Payments, if you choose Annuity Option 3 (Joint and Last Survivor Annuity) with Annuity Payments to continue at a level of 100% to the surviving joint Annuitant, and both joint Annuitants are the joint Covered Persons, then your fixed Annuity Payments will equal the greatest of:
o annual fixed Annuity Payments under Annuity Option 3 based on the Contract Value; or
o the current annual maximum Lifetime Plus Payment available to you.

However, if you select any other Annuity Option, or if you choose to take variable Annuity Payments, these guarantees will not apply.

INCOME DATE
The Income Date is the date Annuity Payments will begin. Your Income Date is specified in your Contract as the maximum permitted date allowed for your Contract, which is the first day of the calendar month following the later of:
a) the Annuitant's 90th birthday, or b) ten years from the Issue Date. This limitation may not apply when the Contract is issued to a charitable remainder trust. You can make an authorized request for a different Income Date after the Issue Date, however, any such request is subject to our approval. Your Income Date must be the first day of a calendar month and must be at least two years after the Issue Date.* The Income Date will never be later than what is permitted under applicable law. An earlier Income Date may be required to satisfy minimum required distribution rules under certain Qualified Contracts.

* In Florida, the earliest acceptable Income Date is one year after the Issue Date.
PARTIAL ANNUITIZATION
PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO EVERYONE. THERE CAN BE ONLY ONE OWNER, THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT.

You can take Partial Annuitizations after the second Contract Anniversary. However, if your Contract includes the Income Protector, you cannot take a Partial Annuitization while you are receiving Lifetime Plus Payments. Partial Annuitizations are also not available after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.

You can take one Partial Annuitization every 12 months. THE MAXIMUM NUMBER OF ANNUITIZATIONS WE ALLOW AT ANY ONE TIME IS FIVE. We do not allow you to allocate additional Contract Value to an existing stream of Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract will end. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.

A Partial Annuitization will decrease the Contract Value, the Withdrawal Charge Basis, and the death benefit. This will decrease the amounts available for withdrawals, additional Annuity Payments, and payment of the death benefit. For more information, see section 6, Expenses - Withdrawal Charge. See also the discussion of the death benefit that applies to your Contract in section 10, Death Benefit or section 11.c, Optional Benefits - Quarterly Value Death Benefit.

FOR CONTRACTS WITH THE INVESTMENT PROTECTOR, A PARTIAL ANNUITIZATION WILL DECREASE THE TARGET VALUE AND THUS DECREASE THE LIKELIHOOD THAT YOU WILL RECEIVE A CREDIT TO YOUR CONTRACT VALUE. FOR CONTRACTS WITH THE INCOME PROTECTOR, A PARTIAL ANNUITIZATION WILL DECREASE THE BENEFIT BASE AND THUS DECREASE THE AMOUNT AVAILABLE FOR LIFETIME PLUS PAYMENTS. FOR MORE INFORMATION, PLEASE SEE
SECTION 11.A, THE INVESTMENT PROTECTOR, OR SECTION 11.B, THE INCOME PROTECTOR.



   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

FOR TAX PURPOSES, ANNUITY PAYMENTS WE MAKE UNDER A PARTIAL ANNUITIZATION WILL BE TREATED AS PARTIAL WITHDRAWALS AND NOT AS ANNUITY PAYMENTS. However, once the entire Contract Value has been reduced to zero, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.

If the Annuity Payments we make are treated as withdrawals (and not annuity payments) for tax purposes, under Non-Qualified Contracts, any gains in the entire Contract will be considered to be distributed before Purchase Payments and will be subject to ordinary income tax. For Qualified Contracts, in most cases, the entire Annuity Payment we make under a Partial Annuitization will be subject to ordinary income taxes. If any Owner is younger than age 59 1/2, the taxable portion of the Annuity Payments we make under a Partial Annuitization may also be subject to a 10% federal penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING A PARTIAL ANNUITIZATION.

ANNUITY OPTIONS
You can choose one of the income plans (Annuity Options) described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer, and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer. Annuity Payments will also be lower if you request Annuity Payments at an early age (for example, when the Annuitant is age 50) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is age 70).

OPTION 1. LIFE ANNUITY. We will make Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

OPTION 2. LIFE ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant's death and return of the Contract before we will make any lump sum payment on a Full Annuitization. There are no additional costs associated with a lump sum payment.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election form at our Service Center. For variable Annuity Payments, in most states, we base the remaining guaranteed Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present. For

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009 fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 5. REFUND LIFE ANNUITY. We will make Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For variable Annuity Payments, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}
where:
  (A) =Annuity Unit value of the subaccount for that given Investment Option when due proof of the Annuitant's death is received at our Service Center.
  (B)  =The amount applied to variable Annuity Payments on the Income Date.
  (C) =Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at our Service Center.
  (D) =The number of Annuity Units used in determining each variable Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at our Service Center.
  (E)  =Dollar value of first variable Annuity Payment.
  (F)  =Number of variable Annuity Payments made since the Income Date.

We will base this calculation upon the allocation of Annuity Units actually in force at the time due proof of the Annuitant's death is received at our Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

EXAMPLE
o The Contract has one Owner who is a 65-year-old male. He selects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item "B").
o The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item "C").
o The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item "E").
o Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 =
  51.25 (item "D").
o The Owner who is also the Annuitant dies after receiving 62 Annuity
  Payments (item "F") and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item "A").

WE CALCULATE THE REFUND AS FOLLOWS:
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 /
615)] - [51.25 x 62]} = 10 x {[100,000 x 0.083333] - 3,177.50} = 10 x {8,333.33
- 3,177.50} = 10 x 5,155.83 = $51,558.30



   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

ANNUITY PAYMENTS
Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can request Annuity Payments under Annuity Options 1-5 as:
o a variable payout,
o a fixed payout, or
o a combination of both.

If you do not choose an Annuity Option before the Income Date, we will make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments. We base Annuity Payments on your Contract Value. However, if the Income Date is the maximum permitted Income Date, you are receiving Lifetime Plus Payments and you choose to receive fixed Annuity Payments under Annuity Option 1 or 3, your Annuity Payments are subject to the guarantee stated in the note that appears at the beginning of section 3.

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments) except as provided under Annuity Option 3. If you choose a variable payout, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not tell us otherwise, we will base variable Annuity Payments on the investment allocations that were in place on the Income Date. Currently, it is our business practice that the initial Annuity Payment exceed $50. We will contact you to discuss alternate payment arrangements if the initial Annuity Payment would be $50 or less. Guaranteed fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Annuity Payments provided by your Contract are guaranteed and in no event will we use lower fixed payout rates to calculate your fixed Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Annuity Payments than the guaranteed rates provided by your Contract.

If you choose to have any portion of the Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the payments will depend upon the following factors.
o The Contract Value on the Income Date.
o The age of the Annuitant and any joint Annuitant on the Income Date.
o The gender of the Annuitant and any joint Annuitant, where permitted.
o The Annuity Option you select.
o The assumed investment rate (AIR) you select.
o The mortality table specified in the Contract.
o The future performance of the Investment Option(s) you select.

You can choose a 3%, 5% or 7% AIR.* The 7% AIR is not available in all states. Using a higher AIR results in a higher initial variable Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Annuity Payments will increase. Similarly, if the actual performance is less than the AIR you selected, the variable Annuity Payments will decrease.


* The maximum available AIR in Florida is 4%.

EACH PORTION OF THE CONTRACT THAT YOU APPLY TO ANNUITY PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Under Annuity Options 1 and 3, the death of the last surviving
  Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o Contract termination.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

4. INVESTMENT OPTIONS
The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

YOU SHOULD READ THE INVESTMENT OPTIONS' PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. TO OBTAIN A CURRENT PROSPECTUS FOR ANY OF THE INVESTMENT OPTIONS, CONTACT YOUR REGISTERED REPRESENTATIVE OR CALL US AT THE TOLL FREE TELEPHONE NUMBER LISTED AT THE BACK OF THIS PROSPECTUS. We will send copies of the Investment Options' prospectuses to you when we issue the Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 fees. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option that appears in Appendix A. For more information about share classes, see the Investment Options' prospectuses.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.


Each of the Investment Options offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust), including the AZL FusionPortfolios[SM], is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds.


The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz VIP Fund of Funds Trust and the Allianz VIP Fund of Funds Trust does not pay service fees or 12b-1 fees. The underlying funds of the Allianz VIP Fund of Funds Trust or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following advisers and subadvisers are affiliated with us: Allianz Investment Management LLC, Nicholas-Applegate Capital Management, Oppenheimer Capital LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option, and the primary investments of each Investment Option.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

                               INVESTMENT OPTIONS

    INVESTMENT        NAME OF     ASSET CATEGORY      OBJECTIVE(S)                           PRIMARY INVESTMENTS
MANAGEMENT COMPANY   INVESTMENT                                                          (Normal market conditions)
       AND             OPTION
ADVISER/SUBADVISER
AIM
Managed by Allianz AZL AIM        International  Long-term growth of     At least 80% of its assets in a diversified portfolio of
Investment         International      Equity     capital                 international equity securities whose issuers are
Management         Equity Fund                                           considered by the fund's subadviser to have strong earnings
LLC/Invesco Aim                                                          momentum.
Capital
Management, Inc.


BLACKROCK
Managed by Allianz AZL BlackRock   Large Growth  Long-term growth of     Invests at least 80% of total assets in common and
Investment         Capital                       capital                 preferred stock and securities convertible into common and
Management         Appreciation                                          preferred stock of mid-size and large-size companies.
LLC/BlackRock      Fund
Capital
Management, Inc.
                   AZL BlackRock   Large Growth  Maximum long-term       Invests at least 80% of total assets in common and
                   Growth Fund                   capital appreciation    preferred stock and securities convertible into common and with minimum long-term  preferred stock of mid- and large-size companies.
                                                 risk to principal
Managed by Allianz AZL Money           Cash      Current income          Invests in a broad range of short-term, high quality U.S.
Investment         Market Fund      Equivalent   consistent with         dollar-denominated money market instruments, including
Management                                       stability of principal  government, U.S. and foreign bank, commercial and other
LLC/BlackRock                                                            obligations. During extended periods of low interest rates,
Institutional                                                            and due in part to contract fees and expenses, the yield of
Management                                                               the AZL Money Market Fund may also become extremely low and
Corporation                                                              possibly negative.
Managed by         BlackRock        Specialty    High total investment   Invests in both equity and debt securities of issuers
BlackRock          Global                        return                  located around the world to achieve a combination of
Advisors,          Allocation                                            capital growth and income.
LLC/BlackRock      V.I. Fund
Investment
Management, LLC
and BlackRock
International
Limited


COLUMBIA
Managed by Allianz AZL Columbia      Mid Cap     Long-term growth of     Invests at least 80% of net assets in equity securities of
Investment         Mid Cap Value                 capital                 companies that have market capitalizations in the range of
Management         Fund                                                  the companies in the Russell Midcap[{R}] Value
LLC/Columbia                                                             Index at the time of purchase that the fund's subadviser
Management                                                               believes are undervalued and have the potential for long-
Advisors, LLC                                                            term growth.
                   AZL Columbia     Small Cap    Long-term capital       Invests at least 80% of net assets in equity securities of
                   Small Cap                     appreciation            companies with market capitalizations in the range of the
                   Value Fund                                            companies in the Russell 2000 Value Index[{R}]
                                                                         at the time of purchase that the subadviser believes are
                                                                         undervalued.
                   AZL Columbia     Specialty    Capital Appreciation    At least 80% of its total net assets in common stocks of
                   Technology                                            U.S and foreign technology companies that may benefit from
                   Fund                                                  technological improvements, advancements or developments.
DAVIS
Managed by Allianz AZL Davis NY    Large Value   Long-term growth of     Invests the majority of assets in equity securities issued
Investment         Venture Fund                  capital                 by large companies with market capitalizations of at least
Management                                                               $10 billion.
LLC/Davis Selected
Advisers, L.P.
Managed by Davis   Davis VA         Specialty    Long-term growth of     At least 80% of net assets in securities issued by
Advisors           Financial                     capital                 companies principally engaged in the financial services
                   Portfolio                                             sector.
DREYFUS
Managed by Allianz AZL Dreyfus     Large Growth  Long-term growth of     Primarily invests in common stocks of large, well-
Investment         Equity Growth                 capital and income      established and mature companies. Normally invests at least
Management         Fund                                                  80% of its net assets in stocks that are included in a
LLC/Founders Asset                                                       widely recognized index of stock market performance. May
Management LLC                                                           invest in non-dividend paying companies if they offer
                                                                         better prospects for capital appreciation. May invest up to
                                                                         30% of its total assets in foreign securities.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

                                       21


Managed by Allianz AZL S&P 500     Large Blend   Match total return of   Normally invests in all 500 stocks in the S&P
Investment         Index Fund                    the S&P                 500[{R}] in proportion to their weighting in
Management LLC/The                               500[{R}]   the index.
Dreyfus
Corporation
                   AZL Small Cap    Small Cap    Match performance of    Invests in a representative sample of stocks included in
                   Stock Index                   the S&P SmallCap 600    the S&P SmallCap 600 Index[{R}], and in
                   Fund                          Index{R}   futures whose performance is related to the index, rather
                                                                         than attempt to replicate the index.
FIRST TRUST
Managed by Allianz AZL First       Large Blend   Total Return            Invests primarily in common stocks of companies that are
Investment         Trust Target                                          identified by a model based on an allocation of 50% in two
Management         Double Play                                           separate strategies that seek to provide above-average
LLC/First Trust    Fund                                                  total return.
Advisors L.P.


FRANKLIN TEMPLETON
Managed by Allianz AZL Franklin     Small Cap    Long-term total return  Under normal market conditions, invests at least 80% of its
Investment         Small Cap                                             net assets in investments of small capitalization companies
Management         Value Fund                                            similar to those that comprise the Russell 2500{trademark}
LLC/Franklin                                                             Index at the time of investment.
Advisory Services,
LLC
Managed by         Franklin High    High-Yield   High current income     Invests primarily to predominantly in debt securities
Franklin Advisers, Income             Bonds      with capital            offering high yield ("junk bonds") and expected total
Inc.               Securities                    appreciation as a       return.
                   Fund                          secondary goal




                   Franklin         Specialty    Maximize income while   Normally invests in debt and equity securities, including
                   Income                        maintaining prospects   corporate, foreign and U.S. Treasury bonds and stocks with
                   Securities                    for capital             dividend yields the manager believes are attractive.
                   Fund                          appreciation
Administered by    Franklin           Model      Capital appreciation    Invests equal portions in Class 1 shares of the Franklin
Franklin Templeton Templeton VIP    Portfolio    with income as a        Income Securities Fund, Mutual Shares Securities Fund, and
Services, LLC      Founding Funds    (Fund of    secondary goal.         Templeton Growth Securities Fund.
                   Allocation         Funds)
                   Fund
Managed by         Franklin U.S.    Short-Term   Income                  At least 80% of its net assets in U.S. government
Franklin Advisers, Government         Bonds                              securities and normally invests primarily in fixed and
Inc.               Fund                                                  variable rate mortgage-backed securities.
                   Franklin Zero  Intermediate-  As high an investment   Normally invests at least 80% of its net assets in zero
                   Coupon Fund      Term Bonds   return as is consistent coupon debt securities. The fund will mature in December of
                   2010                          with capital            2010 and will then no longer be available as an Investment
                                                 preservation            Option under the Contract. For additional information
                                                                         regarding the maturity of the fund, please see the Franklin
                                                                         Zero Coupon Fund prospectus.
Managed by         Mutual Global  International  Capital appreciation    Invests primarily in U.S. and foreign equity securities
Franklin Mutual    Discovery          Equity                             that the manager believes are undervalued. The fund also
Advisers,          Securities                                            invests, to a lesser extent, in risk arbitrage securities
LLC/Franklin       Fund                                                  and distressed companies.
Templeton
Investment
Management Limited
Managed by         Mutual Shares   Large Value   Capital appreciation,   Invests primarily in U.S. and foreign equity securities
Franklin Mutual    Securities                    with income as a        that the manager believes are undervalued. The fund also
Advisers, LLC      Fund                          secondary goal          invests, to a lesser extent, in risk arbitrage securities
                                                                         and distressed companies.
Managed by         Templeton      Intermediate-  High current income,    Normally invests at least 80% of its net assets in bonds,
Franklin Advisers, Global Bond      Term Bonds   consisent with          which include debt securities of any maturity, such as
Inc.               Securities                    preservation of         bonds, notes, bills and debentures. The fund may invest a
                   Fund                          capital, with capital   portion of its total assets in bonds rated below investment
                                                 appreciation as a       grade and a significant portion of its assets in foreign
                                                 secondary consideration securities.
Managed by         Templeton      International  Long-term capital       Normally invests primarily in equity securities of
Templeton Global   Growth             Equity     growth                  companies located anywhere in the world, including those in
Advisors           Securities                                            the U.S. and in emerging markets.
Limited/Templeton  Fund
Asset Management
Ltd.


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

                                       22



FUND OF FUNDS
Managed by Allianz AZL Fusion       A "Fund of   Long-term capital       Allocation among the underlying investments, to achieve a
Investment         Balanced Fund   Funds" Model  appreciation with       range generally from 40% to 60% of assets in equity funds
Management LLC     Portfolio    preservation of capital with the remaining balance invested in fixed income funds.
                                                 as an important
                                                 consideration
                   AZL Fusion       A "Fund of   Long-term capital       Allocation among the underlying investments, to achieve a
                   Growth Fund     Funds" Model  appreciation            range generally from 70% to 90% of assets in equity funds
                                    Portfolio                            with the remaining balance invested in fixed income funds.
                   AZL Fusion       A "Fund of   Long-term capital       Allocation among the underlying investments, to achieve a
                   Moderate Fund   Funds" Model  appreciation            range generally from 55% to 75% of assets in equity funds
                                    Portfolio                            with the remaining balance invested in fixed income funds.


JENNISON
Managed by Allianz AZL Jennison    Large Blend   Long-term growth of     At least 80% of its total assets in approximately 40 (which
Investment         20/20 Focus                   capital                 may range up to 45) equity and equity-related securities of
Management         Fund                                                  companies that the subadviser believes have strong capital
LLC/Jennison                                                             appreciation potential.
Associates LLC
J.P. MORGAN
Managed by Allianz AZL JPMorgan    Large Blend   Long-term growth of     Invests at least 80% of its net assets, plus any borrowings
Investment         Large Cap                     capital                 for investment purposes, primarily in equity securities of
Management         Equity Fund                                           large- and medium-capitalization U.S. companies.
LLC/J.P. Morgan
Investment
Management, Inc.
                   AZL JPMorgan    Large Blend   High total return       Invests at least 80% of its net assets, plus any borrowings
                   U.S. Equity                                           for investment purposes, primarily in equity securities of
                   Fund                                                  large- and medium-capitalization U.S. companies.
NICHOLAS-APPLEGATE
Managed by Allianz AZL NACM       International  Maximum long-term       At least 80% of its net assets in securities of companies
Investment         International      Equity     capital appreciation    in developed countries located outside the U.S.,
Management         Fund                                                  represented in the Morgan Stanley Capital International
LLC/Nicholas-                                                            Europe Australasia Far East (MSCI EAFE) Index.
Applegate Capital
Management, LLC


OPPENHEIMER CAPITAL
Managed by Allianz AZL OCC          Small Cap    Capital appreciation    At least 65% of its assets in common stocks of "growth"
Investment         Opportunity                                           companies with market capitalizations of less than $2
Management LLC/    Fund                                                  billion at the time of investment.
Oppenheimer
Capital LLC
Managed by Allianz OpCap Mid Cap     Mid Cap     Long-term capital       Invests at least 80% of its net assets in equity securities
Global Investors   Portfolio                     appreciation            of companies with market capitalizations between $500
Fund Management                                                          million and $15 billion at the time of purchase that the
LLC                                                                      adviser believes are undervalued in the marketplace.


OPPENHEIMERFUNDS
Managed by Allianz AZL            International  Capital appreciation    Invests mainly in common stocks of mid and large-cap
Investment         Oppenheimer        Equity                             companies in the U.S. and foreign countries, including
Management LLC/    Global Fund                                           countries with developed and emerging markets.
OppenheimerFunds,
Inc.
                   AZL            International  Long-term capital       Common stocks of growth companies that are domiciled
                   Oppenheimer        Equity     appreciation            outside the U.S. or have their primary operations outside
                   International                                         the U.S., including companies in emerging markets.
                   Growth Fund
PIMCO
Managed by Allianz AZL PIMCO       Large Blend   Exceed the total return Invests substantially all assets in derivative instruments
Investment         Fundamental                   of the FTSE             based on the Enhanced RAFI{trademark} 1000, backed by a
Management         IndexPLUS                     RAFI{trademark}1000     portfolio of short and intermediate term fixed income
LLC/Pacific        Total Return                  Index                   instruments.
Investment         Fund
Management Company
LLC


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

                                       23


Managed by Pacific PIMCO VIT All    Specialty    Maximum real return     Invests in institutional class shares of the underlying
Investment         Asset             (Fund of    consistent with         PIMCO Funds and does not invest directly in stocks or bonds
Management Company Portfolio          Funds)     preservation of real    of other issuers.
LLC                                              capital and prudent
                                                 investment management
                   PIMCO VIT        Specialty    Maximum real return     Invests in commodity linked derivative instruments backed
                   CommodityReal                 consistent with prudent by a portfolio of inflation-indexed securities and other
                   Return[TM]                    investment management   fixed income securities.
                   Strategy
                   Portfolio
                   PIMCO VIT      Intermediate-  Maximum total return,   At least 80% of its assets in fixed income instruments of
                   Emerging         Term Bonds   consistent with         issuers that economically are tied to countries with
                   Markets Bond                  preservation of capital emerging securities markets.
                   Portfolio                     and prudent investment
                                                 management
                   PIMCO VIT      Intermediate-  Maximum total return,   At least 80% of its assets in fixed income instruments of
                   Global Bond      Term Bonds   consistent with         issuers in at least three countries (one of which may be
                   Portfolio                     preservation of capital the U.S.), which may be represented by futures contracts.
                   (Unhedged)                    and prudent investment  May invest, without limitation, in securities of issuers in
                                                 management              emerging market countries.

                   PIMCO VIT High   High-Yield   Maximum total return,   At least 80% of assets in a diversified portfolio of high-
                   Yield              Bonds      consistent with         yield securities ("junk bonds") rated below investment
                   Portfolio                     preservation of capital grade, but at least Caa by Moody's or equivalently rated by and prudent investment  S&P or Fitch. May invest up to 20% of total asets in
                                                 management              securities denominated in foreign currencies.
                   PIMCO VIT Real Intermediate-  Maximum real return,    At least 80% of its net assets in inflation-indexed bonds
                   Return           Term Bonds   consistent with         of varying maturities issued by the U.S. and non-U.S.
                   Portfolio                     preservation of real    governments, their agencies or instrumentalities and
                                                 capital and prudent     corporations.
                                                 investment management
                   PIMCO VIT      Intermediate-  Maximum total return,   At least 65% of total assets in a diversified portfolio of
                   Total Return     Term Bonds   consistent with         fixed income instruments of varying maturities, which may
                   Portfolio                     preservation of capital be represented by forwards or derivatives such as options, and prudent investment  futures contracts, or swap agreements.
                                                 management


SCHRODER
Managed by Allianz AZL Schroder     Specialty    Capital appreciation    Invests at least 80% of its net assets in equity securities
Investment         Emerging                                              of companies that the subadviser believes to be "emerging
Management         Markets Equity                                        market" issuers. May invest remainder of assets in
LLC/Schroder       Fund                                                  securities of issuers located anywhere in the world.
Investment
Management North
America Inc.
                   AZL Schroder   International  Long-term capital       At least 80% of net assets in equity securities of small
                   International      Equity     appreciation            capitalization companies located outside the U.S.
                   Small Cap Fund                                        (generally with market capitalizations of $3.5 billion or
                                                                         less at the time of investment) that it believes offer the potential for capital appreciation.
TARGETPLUS PORTFOLIOS
Managed by Allianz AZL TargetPLUS     Model      Long-term capital       Invests primarily in a diversified portfolio of equity and
Investment         Balanced Fund    Portfolio    appreciation with       fixed income securities with 40% to 60% allocated to the
Management                                       preservation of capital equity portfolio and the balance allocated to the fixed
LLC/First Trust                                  as an important         income portfolio. May invest a significant portion of its
Advisors L.P. and                                consideration           total assets in securities of non-U.S. companies.
Pacific Investment
Management Company
LLC


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

                                       24


Managed by Allianz AZL TargetPLUS     Model      Total return            Invests at least 80% of net assets in common stocks of
Investment         Equity Fund      Portfolio                            companies that are identified by a model based on an
Management                                                               allocation of 20% of fund assets in each of five separate
LLC/First Trust                                                          strategies.
Advisors L.P.
Managed by Allianz AZL TargetPLUS     Model      Long-term capital       Invests primarily in a diversified portfolio of equity and
Investment         Growth Fund      Portfolio    appreciation            fixed income securities with 70% to 90% allocated to the
Management                                                               equity portfolio and the balance allocated to the fixed
LLC/First Trust                                                          income portfolio. May invest a significant portion of its
Advisors L.P. and                                                        total assets in securities of non-U.S. companies.
Pacific Investment
Management Company
LLC
                   AZL TargetPLUS     Model      Long-term capital       Invests primarily in a diversified portfolio of equity and
                   Moderate Fund    Portfolio    appreciation            fixed income securities with 55% to 75% allocated to the
                                                                         equity portfolio and the balance allocated to the fixed
                                                                         income portfolio. May invest a significant portion of its
                                                                         total assets in securities of non-U.S. companies.
TURNER
Managed by Allianz AZL Turner       Small Cap    Long-term growth of     At least 80% of its net assets in common stocks and other
Investment         Quantitative                  capital                 equity securities of U.S. companies with small market
Management         Small Cap                                             capitalizations that the subadviser believes, based on a
LLC/Turner         Growth Fund                                           quantitative model, have strong earnings growth potential.
Investment                                                               Small capitalization companies are defined as companies
Partners, Inc.                                                           with market capitalizations, at the time of purchase, in
                                                                         the range of companies included in the Russell[
                                                                         ]2000[{R}] Growth Index.
VAN KAMPEN
Managed by Allianz AZL Van Kampen  Large Value   Capital growth and      Invests at least 80% of net assets in common stocks with
Investment         Comstock Fund                 income                  the potential for capital growth and income. May invest  up
Management LLC/Van                                                       to 25% of total assets in foreign securities.
Kampen Asset
Management
                   AZL Van Kampen   Specialty    Highest possible income Invests at least 65% of its total assets in income-
                   Equity and                    consistent with safety  producing equity securities and also invests in investment
                   Income Fund                   of principal with long- grade quality debt securities. May invest up to 25% ot term growth of capital  total assets in foreign securities, including emerging
                                                 as an important         market securities.
                                                 secondary objective
                   AZL Van Kampen International  Long term capital       Invests primarily in a portfolio of equity securities of
                   Global             Equity     appreciation            issuers located throughout the world that it believes have,
                   Franchise Fund                                        among other things, resilient business franchises and
                                                                         growth potential. Normally invests at least 65% of total
                                                                         assets in securities of issuers from at least three
                                                                         different countries, which may include the U.S.
                   AZL Van Kampen   Specialty    Income and capital      Invests at least 80% of assets in equity securities of
                   Global Real                   appreciation            companies in the real estate industry located throughout
                   Estate Fund                                           the world, including real estate investment trusts and real estate operating companies established outside the U.S.
                   AZL Van Kampen  Large Value   Income and long-term    Invests at least 65% of total assets in income-producing
                   Growth and                    growth of capital       equity securities, including common stocks and convertible
                   Income Fund                                           securities; also in non-convertible preferred stocks and
                                                                         debt securities rated "investment grade." May invest  up to
                                                                         25% of total assets in foreign securities, including
                                                                         emerging market securities.
                   AZL Van Kampen    Mid Cap     Capital growth          At least 80% of net assets in common stocks and other
                   Mid Cap Growth                                        equity securities of mid capitalization growth companies.
                   Fund



   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain
Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of the Investment Options you selected for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we will not substitute any shares without notice to you and prior approval of the SEC. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We also may close Investment Options to allocations of Purchase Payments and/or Contract Value, at any time and at our sole discretion. The fund companies that sell shares of the Investment Options to us, pursuant to participation agreements, may terminate those agreements and discontinue offering their shares to us.


TRANSFERS
CONTRACTS WITH THE INVESTMENT PROTECTOR OR THE INCOME PROTECTOR ARE SUBJECT TO RESTRICTIONS ON TRANSFERS INTO CERTAIN INVESTMENT OPTIONS WHILE THE BENEFIT IS IN EFFECT. For more information, please see section 11.a, The Investment Protector, or section 11.b, The Income Protector.

You can make transfers among the Investment Options, subject to certain restrictions. Transfers may be subject to a transfer fee. For more information, see section 6, Expenses - Transfer Fee. We currently allow you to make as many transfers each Contract Year as you wish. We may change this practice in the future. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.

The following applies to any transfer.
o The minimum amount that you can transfer is $1,000 or the entire amount in the Investment Option, if less. We waive this requirement if the transfer is made under the dollar cost averaging or flexible rebalancing programs, or the allocation and transfer restrictions for the Investment Protector or the Income Protector.
o We may choose not to allow you to make transfers during the free look/right-to-examine period.
o Your request for a transfer must clearly state:
  -  which Investment Options are involved in the transfer; and
  -  how much you wish to transfer.
o After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.
o After the Income Date, you can make a transfer from a variable Annuity Payment stream to establish a new fixed Annuity Payment stream.
o Your right to make transfers is subject to modification if we determine, in our sole discretion, that exercise of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information, see the "Excessive Trading and Market Timing" discussion in this section.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

o Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.
o Transfers of Contract Value between Investment Options will not change the allocation instructions for any future Purchase Payments. In addition, transfers of Contract Value between Investment Options will not change how we rebalance your Contract Value on each Quarterly Anniversary if your Contract includes the Investment Protector or the Income Protector. Under these optional benefits, in order to change the quarterly rebalancing of your Contract Value when you make a transfer, you must also change your allocation instructions. (For more information, please see "Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing" in section 11.a, The Investment Protector, and section 11.b, The Income Protector.)

When you make a transfer request, we will process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in Good Order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values and/or Annuity Unit values.

The Investment Options may, in the future, add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Owner or his or her designee requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.

TELEPHONE AND OTHER ELECTRONIC TRANSFERS
You can request transfers by telephone, fax, or by website at www.allianzlife.com. We may allow you to authorize someone else to request transfers by telephone, fax, or website on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request submitted by telephone, website, or by fax, and to discontinue or modify the telephone, fax and/or website transfer privileges at any time and for any reason.

We do not currently accept transfer instructions from you via email or via electronic communications other than by telephone, fax, or by website. This service may be available to you in the future.

When you make a transfer request by telephone, fax, or by website, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If you or your authorized representative have not given instructions to a Service Center representative before the end of the Business Day, even if due to our delay in answering your call or a delay caused by our telephone, fax and/or computer system, we will consider the request to be received at or after the end of the current Business Day and the request will receive the next Business Day's Accumulation Unit values.

Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

By authorizing transfers by telephone or website, you authorize us to accept and act upon such instructions for transfers involving your Contract. There are risks associated with telephone and website transactions that do not occur if a written request is submitted. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we will not be able to verify that the person providing electronic transfer instructions via the website is you or is authorized by you.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

EXCESSIVE TRADING AND MARKET TIMING
Your ability to make transfers under the Contract is subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Owners.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
o Dilution of the interests of long-term investors in an Investment
  Option, if market timers or others transfer into the Investment Option at prices that are below their true value or transfer out of the Investment Option at prices that are higher than their true value.
o An adverse effect on portfolio management, such as causing the Investment Option to maintain a higher level of cash than would otherwise be the case, or causing the Investment Option to liquidate investments prematurely.
o Increased brokerage and administrative expenses.

In order to attempt to protect our Owners and the Investment Options from potentially disruptive trading, we have adopted certain excessive trading and market timing policies and procedures. Under our excessive trading and market timing policy, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to) the following.
o Limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.).
o Restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges).
o Requiring a minimum time period between each transfer into or out of a particular Investment Option. Our current policy, which is subject to change without notice, prohibits "round trips" with Investment Options, other than the AZL Money Market Fund and the AZL FusionPortfolios, within 14 calendar days. Round trips are transfers into and back out of a particular Investment Option, or transfers out of and back into a particular Investment Option.
o Not accepting transfer requests made on your behalf by an asset allocation and/or market timing service.
o Limiting the dollar amount of any Purchase Payment or transfer request allocated to any Investment Option at any one time.
o Imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options).
o Prohibiting transfers into specific Investment Options.
o Imposing other limitations or restrictions.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to DETER disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone or website and requiring the submission of all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole discretion, that the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions on the Owner.

We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. We attempt to protect the Owners' interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee the following.
o Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
o Revoking telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.

In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.


As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of an Investment Option's shares are subject to acceptance by that Investment Option. We reserve the right to reject, without prior notice, any transfer request into an Investment Option or allocation of a Purchase Payment to an Investment Option if the order to purchase the Investment Option's shares is not accepted for any reason. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we are required to provide the underlying fund with information about you and your trading activities into or out of one or more Investment Options. This information will be provided to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept transfers from us until we comply.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's telephone, fax or website transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or allocations of Purchase Payments to that Investment Option. We will notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if other persons are able to engage in practices that may constitute disruptive trading, and that result in negative effects.


DOLLAR COST AVERAGING (DCA) PROGRAM
The dollar cost averaging (DCA) program allows you to systematically transfer a set amount of money each month from the DCA Money Market Account to your selected Investment Options according to your allocation instructions. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase. The DCA program may not be available in your state.

The DCA program is only available for a period of either six or 12 months. You can choose to participate in the DCA program at any time during the Accumulation Phase and you can participate in the program more than once. You can elect either the six or 12 month program by properly completing the DCA form provided by us, and we will process your participation request after it is received in Good Order at our Service Center.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

If you choose to participate in the DCA program at Contract issue we will apply 100% of your initial Purchase Payment to the DCA Money Market Account. If you choose to participate in the DCA program after the Issue Date you must allocate at least $1,500 of your Contract Value to the DCA Money Market Account. Each month while the program is in effect we will transfer money from the DCA Money Market Account to your selected Investment Options according to your allocation instructions. We will invest amounts that you allocate to the DCA Money Market Account in the AZL Money Market Fund. The DCA Money Market Account is subject to the same risks, fees and charges of the AZL Money Market Fund and will earn the same returns. Information on the AZL Money Market Fund can be found in section 4, Investment Options; Appendix A - Annual Operating Expenses for Each Investment Option; and in the AZL Money Market Fund prospectus that you can obtain from your registered representative or us by calling the toll free number at the back of this prospectus.

All DCA transfers will be made on the tenth day of the month or the next Business Day if the tenth is not a Business Day. If we do not process your program participation request before the first day of the month, then the first DCA transfer will not occur until the tenth day of the next month. The amount that we will transfer each month is equal to the amount in the DCA Money Market Account, divided by the number of remaining transfers to be made during the program period.



Your participation in the program will end when any of the following occurs:
o the DCA program period (which is either six or 12 months) ends;
o on the Benefit Date you begin receiving Lifetime Plus Payments if your Contract includes the Income Protector;
o you request to terminate the program (your request must be received at our Service Center by the first of the month to terminate that month); and
o your Contract terminates.

If you choose to terminate your participation in the DCA program, or you terminate your program by beginning to receive Lifetime Plus Payments, on the Business Day your DCA program ends we will allocate any money remaining in the DCA Money Market Account to your selected Investment Options according to your allocation instructions.

If you participate in the DCA program, there are no fees for the transfers made under this program, we do not currently count these transfers against the free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the DCA program at any time and for any reason.


NOTE FOR CONTRACTS WITH THE INVESTMENT PROTECTOR OR INCOME PROTECTOR: Your participation in the DCA program is restricted by the limitations on additional Purchase Payments for your selected benefit described in section 2, Purchase - Purchase Payments, and your allocation instructions must comply with the limitations described under "Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing" set out in section 11.a, The Investment Protector, or section 11.b, The Income Protector. Quarterly rebalancing transfers under the Investment Protector and Income Protector will not move Contract Value into or out of the DCA Money Market Account. However, if you subsequently remove your selected benefit from your Contract you will be able to participate in the DCA program after the rider termination date without these limitations.


FLEXIBLE REBALANCING
You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program, we do not currently count these transfers against any free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To participate in this program your request must be received in Good Order at our Service Center by the eighth of the month so that we may rebalance your account on the 20th of the month. To terminate your participation in this program, your request must also be received at our Service Center by the eighth of the month to terminate that month.

NOTE FOR CONTRACTS WITH THE INVESTMENT PROTECTOR OR INCOME PROTECTOR: The flexible rebalancing program is not available to you while your benefit is in effect. These benefits provide their own rebalancing program as described in section 11.a, The Investment Protector, and section 11.b, The Income Protector. If you were participating in the flexible rebalancing program and subsequently add one of these optional benefits to your Contract, your participation in the flexible rebalancing program will end on the rider effective date. However, if you subsequently remove the optional benefit from your Contract, you will be able to participate in the flexible rebalancing program after the rider termination date.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS
If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of the Contract Value to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution; it may be included in your gross income for federal tax purposes and, if any Owner is under age 59 1/2, it may be subject to a 10% federal penalty tax. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from your adviser. Any fee that is charged by your adviser is in addition to the fees and expenses that apply under your Contract. We are not party to the agreement you have with your adviser. You should ask your adviser for any details about the compensation he or she receives in connection with your Contract.

Please note that the adviser you engage to provide advice and/or to make transfers for you is not acting on our behalf, but is acting on your behalf. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions. However, we do reserve the right to request and review prior transaction history of any adviser prior to granting your request to allow the adviser to act on your behalf. If, in our sole discretion, we believe the adviser's trading history indicates a pattern of excessive trading, we reserve the right to deny that adviser trading authority. If an adviser is granted trading authority, that adviser is subject to the same limitations applicable to Owners as stated above.

VOTING PRIVILEGES
We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own including any shares that we own on our own behalf, in proportion to those instructions. Because of this proportional voting and because many Owners do not respond to our request for them to provide us with voting instructions, a small number of Owners may determine the outcome of the vote. Should we determine that we are no longer required to obtain your voting instructions, we will vote the shares in our own right. Only Owners have voting privileges under the Contract. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Option as follows.
o You are permitted to cast votes based on the dollar value of the Investment Option's shares that we hold for your Contract in the corresponding subaccount. We calculate this value based on the number of Accumulation/Annuity Units allocated to your Contract on the record date and the value of each unit on that date. We count fractional votes.
o We will determine the number of shares that you can vote.
o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

5. OUR GENERAL ACCOUNT
Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. It is possible for assets invested in our general account to lose value. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.


We do not currently offer any investment choices under our general account during the Accumulation Phase. Any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account. Any guaranteed values provided by this Contract that are in excess of the Contract Value are subject to our claims paying ability.


6. EXPENSES
There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.


MORTALITY AND EXPENSE RISK (M&E) CHARGES
Each Business Day during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for the mortality and expense risk (M&E) charges. We do this as part of our calculation of the value of the Accumulation and Annuity Units. The M&E charge is an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option, and we use that net asset value to calculate the Accumulation Unit value during the Accumulation Phase and the Annuity Unit value during the Annuity Phase. WE ASSESS AN M&E CHARGE DURING THE ANNUITY PHASE ON ANY CONTRACT VALUE YOU APPLY TO VARIABLE ANNUITY PAYMENTS; THERE IS NO M&E CHARGE DURING THE ANNUITY PHASE ON ANY CONTRACT VALUE YOU APPLY TO FIXED ANNUITY PAYMENTS.


Some or all of the optional benefits may not be available to you; check with your registered representative. For information on when you can add any of the optional benefits to your Contract, or which optional benefits you can combine please see section 11, Selection of Optional Benefits.


Each of the optional benefits listed below carries an additional M&E charge. During the Accumulation Phase, the additional M&E charge for the Bonus Option will continue until your Contract Value is reduced to zero. If you take variable Annuity Payments during the Annuity Phase, the additional M&E charge for the Bonus Option will continue until your variable Annuity Payments terminate. The additional M&E charges associated with the other optional benefits will continue during the Accumulation Phase until the earlier of the benefit's termination, or when your Contract Value is reduced to zero.


                                                     M&E CHARGE
                                          ACCUMULATION PHASE ANNUITY PHASE
 BASE CONTRACT                                  1.40%            1.40%
 ADDITIONAL CHARGES FOR OPTIONAL BENEFITS
   QUARTERLY VALUE DEATH BENEFIT                0.30%             NA
   BONUS OPTION                                 0.30%           0.30%
   SHORT WITHDRAWAL CHARGE OPTION               0.25%             NA
   NO WITHDRAWAL CHARGE OPTION                  0.35%            NA

Because the Contract allows Partial Annuitization, it is possible for one portion of the Contract to be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you take a variable Partial Annuitization.


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

These charges compensate us for all the insurance benefits provided by your Contract, for example:
o our contractual obligation to make Annuity Payments,
o the death, income, and withdrawal benefits under the Contract,
o certain expenses related to the Contract, and
o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

RIDER CHARGES

If you select the Investment Protector or the Income Protector, we will deduct a rider charge from your Contract Value (and Bonus Value, if applicable) during the Accumulation Phase while your selected benefit is in effect and your Contract Value is positive. We do not assess the rider charge during the Annuity Phase, but we do continue to assess the rider charge after Lifetime Plus Payments begin as long as your Contract Value is positive. The rider charge is an annualized rate that is accrued on a daily basis as a percentage of the Target Value under the Investment Protector, or as a percentage of the Benefit Base under the Income Protector. We calculate the rider charge daily beginning on the day after the ridereffective date, and we deduct it for each quarter on the earlier of the following: at the end of the Business Day immediately before the Quarterly Anniversary, or when we deduct the final rider charge.

The current and maximum rider charges listed here for these optional benefits apply to benefits that you select while this prospectus is in effect. If you add one of these optional benefits to your Contract in the future, it will be subject to the rider charges (current and maximum) stated in the prospectus that is in effect at the time the benefit is added to your Contract.


                               RIDER CHARGE DURING THE ACCUMULATION PHASE
                                    MAXIMUM          CURRENT FOR THE
                                                     (08.09) BENEFIT
 INVESTMENT PROTECTOR                2.50%                0.80%
 INCOME PROTECTOR
 SINGLE LIFETIME PLUS PAYMENTS       2.50%                1.05%
 JOINT LIFETIME PLUS PAYMENTS        2.75%                1.20%


We reserve the right to change the rider charge for this benefit on each Quarterly Anniversary that the benefit is in effect and your Contract Value is positive, subject to the minimum and maximum rider charges stated here. If we increase the rider charge for your selected benefit, we will notify you in writing and we will allow you to terminate your benefit before the increase takes effect.

Changes to the Target Value or the Benefit Base will change the amount we deduct from your Contract for the rider charge. For example, assume you have the Income Protector and receive an annual payment increase to your Lifetime Plus Payment due to an increase in your Contract Value. This will also increase your Benefit Base which will cause an increase in the amount of your daily rider charge. Similarly, an Excess Withdrawal will decrease both your Benefit Base and the amount of your daily rider charge.

The deduction of the rider charge will decrease your Contract Value (and Bonus Value, if applicable) on a dollar for dollar basis, but it will not decrease your free withdrawal privilege, the Withdrawal Charge Basis, or any of the guaranteed values available under the optional benefits (for example, it does not reduce the Target Value or Benefit Base). We will deduct the Rider Charge from the Contract Value, determined at the end of the Business Day before each Quarterly Anniversary, before we use that Contract Value to compute any of the guaranteed values available under the optional benefits for this Contract. We deduct the rider charge proportionately from the Investment Options as set out in your Contract. The rider charge compensates us for the expenses and risks associated with the guarantees provided under the optional benefits. If the rider charge is sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

We will deduct the final rider charge on the Business Day your selected benefit terminates. IF YOUR BENEFIT TERMINATES DUE TO DEATH, WE DEDUCT THE FINAL RIDER CHARGE FROM THE CONTRACT VALUE BEFORE CALCULATING THE DEATH BENEFIT. IF YOUR BENEFIT TERMINATES BECAUSE YOU TAKE A FULL WITHDRAWAL OR EXCESS WITHDRAWAL OF THE ENTIRE CONTRACT VALUE, WE WILL DEDUCT THE FINAL RIDER CHARGE BEFORE WE CALCULATE THE WITHDRAWAL CHARGE. IF YOUR CONTRACT VALUE IS LESS THAN THE RIDER CHARGE ON ANY QUARTERLY ANNIVERSARY THAT WE ARE TO DEDUCT THIS CHARGE, WE WILL DEDUCT YOUR ENTIRE REMAINING CONTRACT VALUE TO COVER THE FINAL RIDER CHARGE AND REDUCE YOUR CONTRACT VALUE (AND BONUS VALUE, IF APPLICABLE) TO ZERO. If the deduction of the final rider charge reduces your Contract Value to zero, the Contract, rider and any Lifetime Plus Payments (if applicable) will continue although we will no longer assess or deduct the rider charge.


For more information please see the examples in Appendix C.


CONTRACT MAINTENANCE CHARGE

We deduct $50 from the Contract annually as a contract maintenance charge during the Accumulation and Annuity Phases. The charge is for the expenses associated with the administration and maintenance of the Contract. The deduction of the contract maintenance charge will decrease your Contract Value (and Bonus Value, if applicable) on a dollar for dollar basis. Deduction of this charge will not decrease your free withdrawal privilege, the Withdrawal Charge Basis, or any of the guaranteed values available under your optional benefits. For example, it does not reduce the Target Value or Benefit Base. We will deduct the contract maintenance charge from the Contract Value determined at the end of the Business Day before the Contract Anniversary. We make this deduction before we use that Contract Value to compute any of the guaranteed values available under your optional benefits. We deduct this charge proportionately from the Investment Options as set out in your Contract. During the Annuity Phase, we will collect a portion of the charge out of each Annuity Payment.

During the Accumulation Phase, we will not deduct this charge if the Contract Value (or Bonus Value if you select the Bonus Option) is at least $100,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts. If the total Contract Value (or Bonus Value) of all Contracts registered under the same social security number is at least $100,000, we will not assess the contract maintenance charge. We also will waive this charge during the Annuity Phase if the Contract Value on the Income Date is at least $100,000. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we will deduct the full contract maintenance charge.

If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine if we will assess the charge.

In some states, we are not permitted to assess the contract maintenance charge against the general account, during the Annuity Phase, or both.

WITHDRAWAL CHARGE
The Base Contract provides a seven year withdrawal charge schedule. If you select the Bonus Option or Short Withdrawal Charge Option you will have a different withdrawal charge schedule. However, if you select the No Withdrawal Charge Option, you will not be subject to a withdrawal charge. THE BONUS OPTION, THE SHORT WITHDRAWAL CHARGE OPTION AND THE NO WITHDRAWAL CHARGE OPTION EACH CARRY AN ADDITIONAL M&E CHARGE. ONCE YOU SELECT ONE OF THESE OPTIONAL BENEFITS, YOU CANNOT CANCEL IT. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY OF THE OPTIONAL BENEFITS AND BE SURE TO DISCUSS WHETHER THE BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

You can take withdrawals from any portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within the withdrawal charge period. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge on: amounts deducted to pay transfer fees or the contract maintenance or rider charges, Annuity Payments, death benefits, withdrawals taken under the waiver of withdrawal charge benefit, or amounts paid as part of a required minimum distribution payment under our minimum distribution program. We also do not assess the withdrawal charge on Lifetime Plus Payments. (For more information, see the discussions in section 8, Access to Your Money - Waiver of Withdrawal Charge Benefit and The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments, and section 11.b, The Income Protector.)

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any Purchase Payments withdrawn (excluding any penalty-free withdrawals), and less any withdrawal charges. WE DO NOT REDUCE THE WITHDRAWAL CHARGE BASIS FOR ANY PENALTY-FREE WITHDRAWALS OR THE DEDUCTION OF TRANSFER FEES OR THE CONTRACT MAINTENANCE OR RIDER CHARGES. THIS MEANS THAT IF YOU TAKE A FULL WITHDRAWAL WHILE THE WITHDRAWAL CHARGE APPLIES, AND YOU HAVE TAKEN PENALTY-FREE WITHDRAWALS, YOU MAY BE ASSESSED A WITHDRAWAL CHARGE ON MORE THAN THE AMOUNT YOU ARE WITHDRAWING. Penalty-free withdrawals include the following amounts: Lifetime Plus Payments under the Income Protector; withdrawals under the free withdrawal privilege; withdrawals under the waiver of withdrawal charge benefit; and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any gains or losses on your Investment Options. THIS MEANS THAT ON A FULL WITHDRAWAL, IF THE CONTRACT VALUE HAS DECLINED DUE TO POOR PERFORMANCE OF YOUR SELECTED INVESTMENT OPTIONS, THE WITHDRAWAL CHARGE MAY BE GREATER THAN THE AMOUNT AVAILABLE FOR WITHDRAWAL. BECAUSE WE ASSESS THE WITHDRAWAL CHARGE AGAINST THE WITHDRAWAL CHARGE BASIS, IN SOME INSTANCES, THE CONTRACT VALUE MAY BE POSITIVE, BUT YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information, please see the examples in Appendix D.

If your Contract includes the Investment Protector or Income Protector and you take a full withdrawal or Excess Withdrawal of the entire Contract Value, we will deduct the final rider charge before we calculate the withdrawal charge.

NOTE REGARDING PARTIAL ANNUITIZATIONS: Amounts applied to Partial Annuitizations will reduce each Purchase Payment proportionately by the percentage of Contract Value you annuitize. This reduction also applies to the Withdrawal Charge Basis.

NOTE FOR CONTRACTS ISSUED IN WASHINGTON: We reduce the Withdrawal Charge Basis for penalty-free withdrawals and the free withdrawal privilege is available upon a full withdrawal. In Washington, the Withdrawal Charge Basis is equal to the total Purchase Payments less any withdrawals from the Contract (including any withdrawal charges).

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we make withdrawals from your Contract in the following order.
1.First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (for example, if you have a Base Contract, Purchase Payments that we have had for seven or more complete years). We do not assess a withdrawal charge on these Purchase Payments.
2.Then, we withdraw any Purchase Payments that are under the free withdrawal privilege and we do not assess a withdrawal charge. However, the free withdrawal privilege is not available if you are taking a full withdrawal. For more information, see section 8, Access to Your Money - Free Withdrawal Privilege.
3.Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis, which may help reduce the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.
4.Finally, we withdraw any Contract earnings. Bonuses (if applicable) and any earnings thereon are treated as earnings under the Contract for purposes of the withdrawal charge. We do not assess a withdrawal charge on Contract earnings.

We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

                                       35

                                                                                   WITHDRAWAL CHARGE AMOUNT
 NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE  BASE CONTRACT   CONTRACT      CONTRACT WITH THE       CONTRACT WITH THE
                         PAYMENT                               CHARGE      WITH THE   SHORT WITHDRAWAL CHARGE  NO WITHDRAWAL CHARGE
                                                                             BONUS             OPTION                 OPTION
                                                                            OPTION*
                            0                                   8.5%         8.5%               8.5%                    0%
                            1                                   8.5%         8.5%               7.5%                    0%
                            2                                   7.5%         8.5%               5.5%                    0%
                            3                                   6.5%          8%                 3%                     0%
                            4                                    5%           7%                 0%                     0%
                            5                                    4%           6%                 0%                     0%
                            6                                    3%           5%                 0%                     0%
                            7                                    0%           4%                 0%                     0%
                            8                                    0%           3%                 0%                     0%
                     9 years or more                             0%           0%                 0%                     0%

* In Connecticut, the withdrawal charge, as a percentage of each Purchase Payment withdrawn, is 8.5%, 8.5%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 0% for the
  time periods referenced above.

There is no charge under the following circumstances:
o for the Base Contract, when you withdraw a Purchase Payment that we have had for seven complete years,
o for a Contract with the Bonus Option, when you withdraw a Purchase
  Payment that we have had for nine complete years,
o for a Contract with the Short Withdrawal Charge Option, when you withdraw Purchase Payments we have had for four complete years, or
o if you have a Contract with the No Withdrawal Charge Option.
For a full withdrawal that is subject to a withdrawal charge, we will deduct the withdrawal charge as a percentage of the Withdrawal Charge Basis from the amount withdrawn. For a partial withdrawal that is subject to a withdrawal charge, the amount we deduct from your Contract will be the amount you request, plus any applicable withdrawal charge. We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge from the remaining Contract Value (and Bonus Value if you select the Bonus Option) and we deduct it proportionately from the Investment Options.

EXAMPLE: You purchase a Base Contract with an initial Purchase Payment of $30,000 and make another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contact Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. We would withdraw money from the Contract Value and compute the withdrawal charge as follows.

1)PURCHASE PAYMENTS THAT ARE BEYOND THE WITHDRAWAL CHARGE PERIOD. All payments are still within the withdrawal charge period so this does not apply.
2)AMOUNTS AVAILABLE UNDER THE FREE WITHDRAWAL PRIVILEGE. You have not taken any other withdrawals this year so you can withdraw up to 12% of your total payments (or $12,000) without incurring a withdrawal charge.
3)PURCHASE PAYMENTS ON A FIFO BASIS. The total amount we deduct from the first Purchase Payment is $30,000, which is subject to a 7.5% withdrawal charge, and we pay you $27,750. We determine this amount as follows:

  (AMOUNT WITHDRAWN) X (1 - WITHDRAWAL CHARGE) = THE AMOUNT YOU RECEIVE, OR:
    $30,000 x 0.925 = $27,750.

  Next we determine how much we need to deduct from the second Purchase Payment. So far we have deducted $39,750 ($12,000 under the partial withdrawal privilege and $27,750 from the first Purchase Payment), so we would need to deduct $12,250 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase Payment is subject to an 8.5% withdrawal charge. We calculate the total amount withdrawn and the withdrawal charge you pay on this amount as follows:

  (THE AMOUNT YOU RECEIVE) {divide} (1 - WITHDRAWAL CHARGE) = AMOUNT WITHDRAWN,
  OR:

$12,250 {divide} 0.915 = $13,388


4)CONTRACT EARNINGS. As we have already withdrawn your requested amount, this does not apply.

In total we withdrew $55,388 from your Contract, of which you received $52,000 and paid total withdrawal charges of $3,388.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

NOTE: WITHDRAWALS MAY HAVE TAX CONSEQUENCES AND, IF TAKEN BEFORE AGE 59 1/2, MAY BE SUBJECT TO A 10% FEDERAL PENALTY TAX. FOR TAX PURPOSES, UNDER NON-QUALIFIED CONTRACTS, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if there is a large group of individuals that will be purchasing the Contract or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or waive the withdrawal charge when a Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family, and the commission is waived. We require our prior approval for any reduction or elimination of the withdrawal charge.


TRANSFER FEE

You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of $25 for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. The deduction of the transfer fee will decrease your Contract Value (and Bonus Value, if applicable) on a dollar for dollar basis, but it will not decrease your free withdrawal privilege, the Withdrawal Charge Basis, or any of the guaranteed values available under the optional benefits (for example, it does not reduce the Target Value or Benefit Base). We will deduct the transfer fee from the Investment Option from which the transfer is made. If you transfer the entire amount in the Investment Option, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Options, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionately from the Investment Options if you transfer less than the entire amount that is in the Investment Option. If the transfer is made under the dollar cost averaging or flexible rebalancing programs, or a quarterly rebalancing transfer under the Investment Protector or the Income Protector, there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow. Transfer instructions apply equally to all accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract. We count transfers at the Contract level, and not by the number of portions in the Contract. For example, if you take a Partial Annuitization and your Contract is in both the Accumulation and Annuity Phases and you request a transfer, we count that as one transfer even though we will make the transfer in both portions of the Contract.

PREMIUM TAXES
Some states and other governmental entities (for example, municipalities) assess a tax (premium tax) on us based on the amount of Purchase Payments we receive from you. In some states, the tax is based on the amount applied to Annuity Payments. We are responsible for the payment of these taxes. Your Contract indicates that we will deduct these charges from your Contract Value. However, it is our current practice not to make deductions from the Contract to reimburse ourselves for the premium taxes that we pay, although we reserve the right to make such a deduction in the future. Premium taxes normally range from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.

INCOME TAXES
We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES
There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables and in the table of annual operating expenses for each Investment Option in Appendix A in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

7. TAXES
NOTE: We have prepared the following information on taxes as a general discussion of the subject. The Contract offers flexibility regarding how distributions can be taken. Not all of these distributions (or their attendant tax consequences) are discussed in this section. This information is not intended as tax advice. You should, therefore, consult your own tax adviser about your own circumstances. We have included additional information regarding taxes in the Statement of Additional Information. For more information on the taxation of Annuity Payments made under a Partial Annuitization, see section 3, The Annuity Phase - Partial Annuitization. For more information on the taxation of Lifetime Plus Payments, see section 11.b, The Income Protector.

ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS
If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.

We may issue the following types of Qualified Contracts.
o Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities
  (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase. The Internal Revenue Service (IRS) has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus feature with a vesting schedule comports with IRA requirements. Consult your tax adviser before purchasing a Contract with a Bonus Option.
o Simplified Employee Pension (SEP) IRA. Employers may establish
  Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
o Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% federal penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five tax years starting with the year in which the first contribution is made to any Roth IRA.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

o TSAs or 403(b) Contracts. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. As a result of changes to the regulations regarding 403(b)/TSA contracts which requires information sharing agreements between the financial organization or insurance company and employers sponsoring 403(b)/TSA plans, these plans are no longer offered with this Contract. However, that may change in the future.
o Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). Inherited IRA contracts are not currently available under this Contract. However, that may change in the future.

QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.

MULTIPLE CONTRACTS
Section 72(e)(12) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Guidance from the IRS, however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within12 months of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.

DISTRIBUTIONS - NON-QUALIFIED CONTRACTS
You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs - either as a withdrawal (including Partial Annuitizations and Lifetime Plus Payments before your Contract Value is reduced to zero, and Excess Withdrawals) or as Annuity Payments under a Full Annuitization (including Lifetime Plus Payments once your Contract Value has been reduced to zero, which for tax purposes are treated as Annuity Payments).

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Lifetime Plus Payments and amounts received as a result of a Partial Annuitization are treated as partial withdrawals. While the Benefit Base is greater than the Contract Value, if you begin receiving Lifetime Plus Payments, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the Benefit Base immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

If you take a Full Annuitization, different rules apply. Periodic installments (for example, Annuity Payments) scheduled to be received at regular intervals (for example, monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at regular intervals under a Partial Annuitization as annuity payments ONLY after a Contract's entire Contract Value has been applied to Annuity Payments, provided that such installments extend over a period of more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:
1)paid on or after you reach age 59 1/2;
2)paid after you die;
3)paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
5)paid as annuity payments under an immediate annuity; or
6)that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified, as permitted by the Code, before the later of your attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above.

DISTRIBUTIONS - QUALIFIED CONTRACTS
Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:
1)distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2;
2)distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
4)distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
5)distributions made on account of an IRS levy upon the Qualified Contract;
6)distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

7)distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
8)distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
9)distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and
10)a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified as permitted by the Code, before the later of the Annuitant attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract.

Distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70 1/2. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.

NOTE: The Worker, Retiree, and Employer Recovery Act of 2008 does not require minimum distributions for 2009 from a qualified retirement plan or IRA for a participant or beneficiary. This relief applies to funds held in deferred annuity contracts, but the relief does not apply to contracts that have been annuitized.

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incidental to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS
Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

                                       41
WITHHOLDING
Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions unless they are subject to mandatory state withholding.

"Eligible rollover distributions" from qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

FEDERAL ESTATE TAXES
While no attempt is being made to discuss the federal estate tax implications of the Contract, an Owner should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents will generally be subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners' country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. source income that is generally subject to United States federal income tax.

POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

DIVERSIFICATION
The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.

Other rules may apply to Qualified Contracts.

8. ACCESS TO YOUR MONEY
The money in the Contract is available under the following circumstances:
o by taking a withdrawal;
o by receiving Annuity Payments;
o when we pay a death benefit; or
o by taking Lifetime Plus Payments, if available.

You can only take withdrawals during the Accumulation Phase. When you make a withdrawal request, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

When you take a full withdrawal, we will process the withdrawal on the Business Day we receive the request in Good Order at our Service Center:
o based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price,
o less any applicable withdrawal charge, and
o less any contract maintenance charge.

See the Fee Tables and section 6, Expenses for a discussion of the charges.


Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.* WE RESERVE THE RIGHT TO TREAT A REQUEST FOR A PARTIAL WITHDRAWAL THAT WOULD REDUCE THE CONTRACT VALUE BELOW THIS MINIMUM AS A REQUEST FOR A FULL WITHDRAWAL OF THE CONTRACT. We will deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Options. However, for partial withdrawals, you may instead provide us with instructions regarding the deduction of your Contract Value from your selected Investment Options as long as your Contract does NOT include the Investment Protector or the Income Protector. You cannot take a partial withdrawal from specific Investment Options if you selected one of these optional benefits because the quarterly rebalancing associated with these benefits will move money back into your future allocation instructions on the next Quarterly Anniversary.


* These limitations do not apply to Lifetime Plus Payments, systematic withdrawals, or required minimum distributions.

If you include the Bonus Option in your Contract and there are multiple bonuses applied to the Contract, we will reduce the oldest unvested bonus first (see section 11.c, Other Optional Benefits - Bonus Option). Partial withdrawals in excess of the free withdrawal privilege (see the following discussion) will reduce unvested bonus amounts by the excess amount's percentage of the Contract Value on the day of (but before) the partial withdrawal. This percentage is determined by dividing the amount of the partial withdrawal (including any withdrawal charge) in excess of the free withdrawal privilege amount by the Contract Value.


We will pay the amount of any withdrawal from the Investment Options within seven days of when we receive your request in Good Order, unless the suspension of payments or transfers provision is in effect (see the "Suspension of Payments or Transfers" discussion later in this section).

Upon withdrawal, we assess the withdrawal charge against the Withdrawal Charge Basis. Penalty-free withdrawals and amounts withdrawn to pay transfer fees or the contract maintenance or rider charges do not reduce the Withdrawal Charge Basis,* but any other withdrawals of Purchase Payments will reduce the Withdrawal Charge Basis. Penalty-free withdrawals include the following amounts:
Lifetime Plus Payments under the Income Protector; withdrawals under the free withdrawal privilege; withdrawals under the waiver of withdrawal charge benefit; and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any gains or losses on your Investment Options. THIS MEANS THAT IF YOU TAKE A FULL WITHDRAWAL WHILE THE WITHDRAWAL CHARGE APPLIES AND YOU HAVE TAKEN PENALTY-FREE WITHDRAWALS OR YOU HAVE HAD LOSSES IN YOUR INVESTMENT OPTIONS, YOU MAY BE ASSESSED A WITHDRAWAL CHARGE ON MORE THAN THE AMOUNT YOU ARE WITHDRAWING. IN SOME INSTANCES, YOU WILL NOT RECEIVE A DISTRIBUTION DUE TO THE AMOUNT OF THE WITHDRAWAL CHARGE. For more information, please see section 6, Expenses - Withdrawal Charge and the examples in Appendix D.


* For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for penalty-free withdrawals.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU TAKE.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

EXAMPLE
o You purchase a Contract with the Bonus Option and make an initial
  Purchase Payment of $100,000. We apply a bonus to your Contract of $6,000.
o You request a $50,000 partial withdrawal (not including the withdrawal charge) during the first Contract Year when the withdrawal charge is 8.5%. On the day of (but before) the partial withdrawal, your Contract Value is $110,600, the Bonus Value is $116,600, and your free withdrawal privilege is $12,000. Your bonus has not vested at all at this time (see section 11.c, Other Optional Benefits - Bonus Option).

  Calculating the total withdrawal charge:
  Amount requested that is subject to a withdrawal charge (amount requested minus the free withdrawal privilege)
  = $50,000 - $12,000 =..........................................$ 38,000.00
  Divided by (1 minus the withdrawal charge percentage) = 1 - 0.085
     ={divide} 0.915........................................................
  Total amount withdrawn that is subject to a withdrawal charge...$41,530.05 Total withdrawal charge (amount withdrawn minus the amount requested) =
     $41,530.05 - $38,000.00 =....................................$ 3,530.05
  Reducing the Contract Value:
  Contract Value on the day of (but before) the partial
     withdrawal$110,600.00..................................................
  Minus the total amount withdrawn (amount requested plus the total withdrawal charge)
  = $50,000.00 + $3,530.05 =.....................................- 53,530.05
  Contract Value after the partial withdrawal....................$ 57,069.95
  Reducing the unvested bonus:
  Amount of the unvested bonus....................................$ 6,000.00
  Multiplied by the result of the total amount withdrawn, minus the free withdrawal privilege,
  divided by the Contract Value on the day of (but before the partial withdrawal)
  = ($53,530.05 - $12,000) / $110,600 =..............................x 0.380
  Reduction in the unvested bonus due to the partial withdrawal (0.38 x
     $6,000).........................................................$ 2,280
  Unvested bonus after the partial withdrawal = $6,000 - $2,280 =....$ 3,720


FREE WITHDRAWAL PRIVILEGE
The free withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less any previous withdrawals taken under the free withdrawal privilege or as required minimum distribution (RMD) payments in that same Contract Year. We will not deduct a withdrawal charge from amounts withdrawn under the free withdrawal privilege. Any unused free withdrawal privilege in one Contract Year does not carry over to the next Contract Year. THERE IS NO FREE WITHDRAWAL PRIVILEGE DURING THE ANNUITY PHASE, OR WHILE YOU ARE RECEIVING LIFETIME PLUS PAYMENTS UNDER THE INCOME PROTECTOR. However, if you remove the Income Protector from your Contract, the free withdrawal privilege will be available after the rider termination date.


If you withdraw Purchase Payments that are beyond the withdrawal charge period, those withdrawals are not subject to a withdrawal charge and they will not reduce your free withdrawal privilege. If you withdraw a Purchase Payment that is subject to a withdrawal charge and the withdrawal is more than the free withdrawal privilege, the excess amount will be subject to the withdrawal charge and it will reduce the Withdrawal Charge Basis unless the excess amount is part of a penalty-free withdrawal. If you take a full withdrawal, we will assess the withdrawal charge with no reduction for the free withdrawal privilege. Amounts withdrawn under the free withdrawal privilege do not reduce the Withdrawal Charge Basis.*


* For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for amounts withdrawn under the free withdrawal privilege and the free withdrawal privilege is available upon a full withdrawal.

The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see "The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments" discussion later in this section.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

WAIVER OF WITHDRAWAL CHARGE BENEFIT
Under certain circumstances, after the first Contract Year, we will permit you to take money out of the Contract without deducting a withdrawal charge if any Owner becomes confined to a nursing home for a period of at least 90 consecutive days and a physician certifies that continued confinement is necessary. The waiver will not apply if any Owner was confined to a nursing home on the Issue Date. If the Contract is owned by a non-individual, this benefit is available if the Annuitant becomes so confined for the required period. We require proof of confinement in a form satisfactory to us before we will waive the withdrawal charge. Amounts withdrawn under this benefit do not reduce the Withdrawal Charge Basis.* This benefit is not available in Massachusetts.


* For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for amounts withdrawn under this benefit.

THE WAIVER VARIES FROM STATE TO STATE AND MAY NOT BE AVAILABLE IN ALL STATES. CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR DETAILS ON THE WAIVERS AVAILABLE IN YOUR STATE.

SYSTEMATIC WITHDRAWAL PROGRAM
If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. There is no restriction on the maximum you may withdraw under this program if your Purchase Payments are no longer subject to the withdrawal charge. While the withdrawal charge is in effect, the systematic withdrawal program is subject to the free withdrawal privilege. The total systematic withdrawals that you can take each Contract Year without incurring a withdrawal charge is limited to your free withdrawal privilege amount for that Contract Year. With the exception of penalty-free withdrawals, any withdrawals in a Contract Year (including systematic withdrawals) will be subject to any applicable withdrawal charge. For more information, see section 6, Expenses - Withdrawal Charge and the "Free Withdrawal Privilege" discussion that appears earlier in this section.

All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day. You will not be charged additional fees for participating in or terminating this program.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME. YOU ALSO CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM WHILE YOU ARE RECEIVING LIFETIME PLUS PAYMENTS UNDER THE INCOME PROTECTOR. However, if you remove the Income Protector from your Contract, the systematic withdrawal program will be available after the rider termination date.


THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD)
PAYMENTS
If you own a Qualified Contract, you may participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for this Qualified Contract. We can make payments to you on a monthly, quarterly, or annual basis. However, we will only make annual payments if your Contract Value is less than $25,000. Required minimum distribution (RMD) payments from this Contract will not be subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.* However, they will count against your free withdrawal privilege. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. Any RMD payments from this Contract that exceed the RMD amount calculated for this Contract will be subject to any applicable withdrawal charge. If you take any additional withdrawals that are not penalty-free withdrawals while you are receiving RMD payments, these withdrawals will be subject to any applicable withdrawal charge.



* For Contracts issued in Washington, we do reduce the Withdrawal Charge Basis for RMD payments.

YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL AND THE MINIMUM DISTRIBUTION PROGRAMS AT THE SAME TIME. WE ENCOURAGE PROSPECTIVE OWNERS WHO ARE CONSIDERING PURCHASING QUALIFIED CONTRACTS THAT ARE SUBJECT TO RMD PAYMENTS TO CONSULT A TAX ADVISER REGARDING THESE BENEFITS.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone transfers or payments for withdrawals* for any period when:
o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o trading on the New York Stock Exchange is restricted;
o an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
o during any other period when the SEC, by order, so permits for the protection of Owners.

* Including Lifetime Plus Payments, Excess Withdrawals, and/or Cumulative Withdrawals.

9. ILLUSTRATIONS
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the Accumulation Phase or the Annuity Phase. You can request an illustration free of charge by contacting your registered representative.

10.DEATH BENEFIT
The death benefit provided by the Base Contract is the Traditional Death Benefit. If available, you may be able to instead select the Quarterly Value Death Benefit at Contract issue. DEATH BENEFITS ARE ONLY AVAILABLE DURING THE ACCUMULATION PHASE OF THE CONTRACT. For more information on the Quarterly Value Death Benefit, please see section 11.c, Other Optional Benefits - Quarterly Value Death Benefit. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER YOUR SELECTED DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

The use of the term "you" in this section refers to the Annuitant if the Contract is owned by a non-individual; otherwise it refers to the Owner.

We will process the death benefit based on the Accumulation Unit values next determined after receipt, in Good Order at our Service Center, of both due proof of death and an election of the death benefit payment option. WE CONSIDER DUE PROOF OF DEATH TO BE ANY OF THE FOLLOWING: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day, and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will continue to be subject to investment risk that will be borne by the recipient.

TRADITIONAL DEATH BENEFIT
Under the Traditional Death Benefit, the amount of the death benefit will be the greater of 1 or 2.
1.The Contract Value, determined as of the end of the Business Day during which we receive, in Good Order at our Service Center, both due proof of death and an election of the death benefit payment option. If your Contract includes the Investment Protector or the Income Protector, we will deduct the final rider charge from the Contract Value before making this determination.
2.The Traditional Death Benefit value, which is the total of all Purchase
  Payments received, reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization and/or withdrawal taken. We determine the percentage of Contract Value at the end of each Business Day we process an annuitization or withdrawal. Withdrawals include Lifetime Plus Payments and any Excess Withdrawals, but do not include amounts withdrawn for transfer fees or the contract maintenance or rider charges.

ANY WITHDRAWALS OR PARTIAL ANNUITIZATIONS MAY REDUCE THE TRADITIONAL DEATH BENEFIT VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Traditional Death Benefit value, we will deduct more than the amount withdrawn and/or annuitized from the Traditional Death Benefit value.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

THE TRADITIONAL DEATH BENEFIT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 3, The Annuity Phase.
o The Business Day that the Traditional Death Benefit value and Contract
  Value are both zero.
o Contract termination.

NOTE FOR CONTRACTS WITH THE BONUS OPTION: BONUS AMOUNTS ARE INCLUDED IN THE CALCULATION OF THE PORTION OF THE DEATH BENEFIT THAT IS BASED ON CONTRACT VALUE, BUT ONLY AS THE BONUS BECOMES VESTED. WE DO NOT INCLUDE THE BONUS IN THE PORTION OF THE DEATH BENEFIT THAT IS BASED ON PURCHASE PAYMENTS.

NOTE FOR CONTRACTS WITH THE INVESTMENT PROTECTOR OR INCOME PROTECTOR: Your ability to make additional Purchase Payments is restricted by the limitations for your selected benefit described in section 2, Purchase - Purchase Payments, which will limit your Traditional Death Benefit value. In addition, while you are receiving Lifetime Plus Payments, the death benefit that is equal to your Contract Value will continue to fluctuate with market performance, but it will decrease on a dollar for dollar basis with each Lifetime Plus Payment, any Excess Withdrawal (including any withdrawal charge), and each deduction of the rider charge.

TRADITIONAL DEATH BENEFIT EXAMPLE
o You purchase a Base Contract with an initial Purchase Payment of $100,000. You make no additional Purchase Payments.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired, so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.

We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)Contract Value............................................................
  $130,000
2)The Traditional Death Benefit value:
  Total Purchase Payments received..................................$100,000
     Reduced proportionately by the percentage of Contract Value withdrawn: ($20,000 / $160,000) = 0.125 x $100,000 =...........- 12,500
       ............................................................$  87,500
Therefore, the death benefit that would be paid out on the tenth Contract Anniversary is the $130,000 Contract Value.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

DEATH OF THE OWNER AND/OR ANNUITANT
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. FOR QUALIFIED CONTRACTS, THERE CAN BE ONLY ONE OWNER AND THE OWNER MUST BE THE ANNUITANT, UNLESS THE CONTRACT IS A QUALIFIED CONTRACT OWNED BY A QUALIFIED PLAN OR IS PART OF A CUSTODIAL ARRANGEMENT. PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO JOINT OWNERS. IF YOU TAKE A PARTIAL ANNUITIZATION, THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT. DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE AN IMPORTANT IMPACT ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

                         UPON THE DEATH OF A SOLE OWNER
   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o We will pay a death benefit to the Beneficiary.[(1)] For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.
o If the Contract includes the Income Protector and you selected:
  -  single Lifetime Plus Payments, the benefit will terminate; or
  - joint Lifetime Plus Payments, the benefit will terminate unless the deceased Owner's spouse continues the Contract. If the surviving spouse continues the Contract after Lifetime Plus Payments have begun, then joint Lifetime Plus Payments will continue at 100% of the amount that we were paying when both Covered Persons were alive.
      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o The Beneficiary becomes the Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 3, The Annuity Phase - Annuity Payments. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint
  Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.


(1)If the Beneficiary is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form.


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

                        UPON THE DEATH OF A JOINT OWNER
      (NOTE: WE DO NOT ALLOW JOINT OWNERS TO TAKE PARTIAL ANNUITIZATIONS)
   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o The surviving Joint Owner is the sole primary Beneficiary. If the Joint
  Owners were spouses there may also be contingent Beneficiaries. However, for tax reasons, we do not allow non-spousal Joint Owners to appoint contingent Beneficiaries.
o We will pay a death benefit to the surviving Joint Owner.[(1)] For a description of the payout options available, see the "Death Benefit Payment Options" discussion later in this section.
o If the Contract includes the Income Protector and you selected:
  - single Lifetime Plus Payments and the Joint Owners were not spouses, the benefit will terminate even if the Covered Person is still alive;
  - single Lifetime Plus Payments and the Joint Owners were spouses, the benefit will terminate unless the surviving spouse, who is also the Joint Owner, is the Covered Person and he or she elects to continue the Contract;[(2)] or
  - joint Lifetime Plus Payments, the benefit will terminate unless the surviving spouse, who is also the Joint Owner, continues the Contract.[(2)]
      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o The surviving Joint Owner becomes the sole Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 3, The Annuity Phase - Annuity Payments. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint
  Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.




(1)If the surviving Joint Owner is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.


(2)If the surviving spouse who is also the Joint Owner and a Covered Person continues the Contract after Lifetime Plus Payments have begun, then Lifetime Plus Payments will continue at 100% of the amount that we were paying before the death of their spouse.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

   UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o If the Contract is owned by a non-individual (for example, a qualified plan or a trust), we will treat the death of the Annuitant as the death of an Owner; we will pay the Beneficiary[(1)] a death benefit, and a new Annuitant cannot be named. If you selected single Lifetime Plus Payments under the Income Protector, the benefit will terminate. If you selected joint Lifetime Plus Payments, the benefit will terminate, unless the deceased Annuitant's spouse continues the Contract.
o If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval.
o If the deceased Annuitant was a sole Owner, we will pay the Beneficiary[(1)] a death benefit.
o If the deceased Annuitant was a Joint Owner and there is a surviving
  Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. However, for tax reasons, we do not allow non-spousal Joint Owners to appoint contingent Beneficiaries. We will pay a death benefit to the surviving Joint Owner.[(2)]
o If the Contract includes the Income Protector and you selected:
  - single Lifetime Plus Payments and the Contract is solely owned or owned by a non-individual, the benefit will terminate;
  - single Lifetime Plus Payments and the Contract is jointly owned by non-spouses, the benefit will terminate, even if the Covered Person is still alive;
  - single Lifetime Plus Payments and the Contract is jointly owned by spouses, the benefit will terminate, unless the surviving spouse is also the Covered Person and they elect to continue the Contract;[(3)] or
  - joint Lifetime Plus Payments, the benefit will terminate, unless the surviving spouse continues the Contract.[(3)]

o For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see section 3, The Annuity Phase - Annuity Payments. No death benefit is payable under Annuity Options 1 through 4. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 3, The Annuity Phase - Annuity Options.
o If the deceased was a sole Owner, the Beneficiary will become the Owner if the Contract continues.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.


(1)If the Beneficiary is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form.
(2)If the surviving Joint Owner is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.
(3)If the surviving spouse is a Covered Person and he or she continues the Contract after Lifetime Plus Payments have begun, then Lifetime Plus Payments will continue at 100% of the amount that we were paying before the death of their spouse.


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

    UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: WE DO NOT ALLOW JOINT ANNUITANTS UNDER A PARTIAL ANNUITIZATION AND WE DO
                                   NOT ALLOW
 JOINT ANNUITANTS DURING THE ACCUMULATION PHASE, SO THIS CAN ONLY OCCUR UNDER A
                              FULL ANNUITIZATION)
o Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity
  Options 3 and 4, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 3, The Annuity Phase - Annuity Options.
o No death benefit is payable.
o If the deceased was a sole Owner, the Beneficiary will become the Owner.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.


DEATH BENEFIT PAYMENT OPTIONS
If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he or she can choose to continue the Contract in his or her own name. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value, as of the Business Day we receive in Good Order at our Service Center both due proof of death and an election of the death benefit payment option. If the surviving spouse continues the Contract, he or she may exercise all of the Owner's rights under this Contract, including naming a new Beneficiary or Beneficiaries. If the surviving spouse continues the Contract, any optional benefits will also continue with the possible exception of the Income Protector, which can only continue if the surviving spouse is also a Covered Person. For more information, please see the discussion of benefit termination in section 11.b, The Income Protector. If a lump sum payment is requested, we will pay the amount within seven days of our receipt of proof of death and a valid election of a death benefit payment option, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms.


OPTION A: Lump sum payment of the death benefit. We will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

OPTION B: Payment of the entire death benefit within five years of the date of any Owner's death. We will assess the full contract maintenance charge on each Beneficiary's portion on each Contract Anniversary. However, we will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $100,000.

OPTION C: If the Beneficiary is an individual, payment of the death benefit, as an Annuity Payment, under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any Owner's death. We will continue to assess the full contract maintenance charge on each Beneficiary's portion proportionately over the Annuity Payments. However, we will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $100,000.

Any portion of the death benefit not applied to Annuity Payments within one year of the date of the Owner's death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.
   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

11.SELECTION OF OPTIONAL BENEFITS
OPTIONAL BENEFIT OVERVIEW
o QUARTERLY VALUE DEATH BENEFIT. This benefit is designed for Owners who want the ability to lock in market gains to provide an increased death benefit for Beneficiaries. The death benefit provided by the Quarterly Value Death Benefit will never be less than the Traditional Death Benefit that is available under the Base Contract, but they may be equal.
o BONUS OPTION. This benefit provides a 6% bonus on each Purchase Payment received before the older Owner's 81st birthday, subject to a three-year vesting schedule. The bonus may be more than offset by the additional M&E charge and longer withdrawal charge schedule associated with it, and it is not included in any guaranteed values that are based on Purchase Payments.
o SHORT WITHDRAWAL CHARGE OPTION. This benefit shortens the withdrawal charge period from seven to four years. It may not be appropriate if you do not intend to take a withdrawal during the fifth through seventh years after you make a Purchase Payment.
o NO WITHDRAWAL CHARGE OPTION. This benefit eliminates the withdrawal charge altogether. This benefit requires a higher initial Purchase Payment and the selection of either the Investment Protector or Income Protector. It may not be appropriate if you do not intend to take a withdrawal during the first four years after you make a Purchase Payment.
o INVESTMENT PROTECTOR. This benefit is intended to provide a level of protection for the principal you invest and to periodically lock in any past anniversary investment gains at a future point in time. Under this benefit, we restrict your ability to make additional Purchase Payments, we limit allocations to and transfers among the Investment Options, and we will rebalance your Contract Value between your selected Investment Options on a quarterly basis.
o INCOME PROTECTOR. This benefit is designed for those who want lifetime income (called Lifetime Plus Payments) and continued access to both Contract Value and a death benefit for a period of time. Under this benefit, we restrict your ability to make additional Purchase Payments, we limit allocations to and transfers among the Investment Options, and we will rebalance your Contract Value between your selected Investment Options on a quarterly basis. Lifetime Plus Payments are available based on age. If you do not begin payments during the eligibility period, your benefit will terminate and you will have incurred higher Contract charges without receiving any of this benefit's advantages.
o TARGET DATE BENEFITS AND LIFETIME BENEFITS. These benefits are no longer available. Please see Appendix E for information on the features and charges for the Target Date Benefits, and see Appendix F for information on the features and charges for the Lifetime Benefits.

BENEFIT SELECTION
EACH OF THE OPTIONAL BENEFITS CARRIES EITHER AN ADDITIONAL M&E CHARGE OR A RIDER CHARGE. THE BONUS OPTION ALSO HAS A LONGER WITHDRAWAL CHARGE SCHEDULE. FOR MORE INFORMATION, PLEASE SEE THE FEE TABLES AND SECTION 6, EXPENSES. SOME OR ALL OF THE OPTIONAL BENEFITS MAY NOT BE AVAILABLE TO YOU; CHECK WITH YOUR REGISTERED REPRESENTATIVE.

The Quarterly Value Death Benefit is available for selection at issue. It is available with all other optional benefits. Once you select this benefit, you cannot remove it from your Contract.

You can select ONLY ONE of the three following optional benefits at issue:
Bonus Option, Short Withdrawal Charge Option, or No Withdrawal Charge Option. However, if you select the No Withdrawal Charge Option you MUST also select either the Investment Protector or Income Protector at issue. Once you select one of these three optional benefits, you cannot remove it from your Contract.

You can also select either the Investment Protector or Income Protector at issue or, if available, on a subsequent Quarterly Anniversary. The Investment Protector is available once before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual). The Income Protector is available once before the older Covered Person's 81st birthday.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

                             PRIMARY DIFFERENCES BETWEEN THE INVESTMENT PROTECTOR AND INCOME PROTECTOR
               INVESTMENT                                               INCOME PROTECTOR
                PROTECTOR
BENEFIT'S     A level of    Lifetime income with access to both Contract Value and a death benefit.
FEATURE       protection
              for the
              principal you
              invest.
PERSON ON     The Owner.    The Covered Person(s), who must either be Owners, Annuitant or Beneficiaries.
WHOM WE BASE
THE BENEFIT
RIDER CHARGE  The current   For single Lifetime Plus Payments the current rider charge is 1.05%, and the maximum rider charge is
FOR THE       rider charge  2.50%. For joint Lifetime Plus Payments the current rider charge is 1.20%, and the maximum rider charge
BENEFIT       is 0.80%, and is 2.75%. We assess the rider charge against the Benefit Base, which is generally greater than the
              the maximum   Target Value available under the Investment Protector.
              rider charge
              is 2.50%. We
              assess the
              rider charge
              against the
              Target Value,
              which is
              generally
              less than the
              Benefit Base
              available
              under the
              Income
              Protector.
CAN THE RIDER Yes, on each  Yes, on each Quarterly Anniversary up to the maximum.
CHARGE        Quarterly
INCREASE?     Anniversary
              up to the
              maximum.
RESTRICTIONS  We restrict   We restrict the amount of additional Purchase Payments we will accept each rider year without prior
ON ADDITIONAL the amount of approval to all Purchase Payments received before the first Quarterly Anniversary. However, we  will not
PURCHASE      additional    accept additional payments once Lifetime Plus Payments begin.
PAYMENTS      Purchase
              Payments we
              will accept
              each rider
              year without
              prior
              approval to
              all Purchase
              Payments
              received
              before the
              first
              Quarterly
              Anniversary.
              We also
              restrict
              additional
              payments to
              the first
              three years
              after you
              select the
              benefit.
INVESTMENT    Yes, and the  Yes, but the restrictions are set when the benefit is added to the Contract and they will not change
OPTION        restrictions  over time.
ALLOCATION    will change
AND TRANSFER  over time.
RESTRICTIONS
WAITING       MINIMUM OF    None if minimum age for exercising is met at the time you select the benefit.
PERIOD        TEN YEARS.
MANDATORY     Yes.          No. IF PAYMENTS DO NOT BEGIN DURING THE ELIGIBILITY PERIOD THE BENEFIT WILL TERMINATE.
BEGINNING
DATE
GUARANTEED    The greater   We base the initial Lifetime Plus Payment on the greater of the highest quarterly Contract Value, or a
VALUES USED   of a          quarterly simple interest increase of one-fourth of the Annual Increase Percentage applied to Purchase
TO DETERMINE  percentage of Payments for a guaranteed number of years. Each quarter after we compute the simple interest increase,
THE BENEFIT'S the highest   we automatically reset that portion of the guarantee to equal the Contract Value if that will increase
FEATURES      Contract      the guarantee.
              Anniversary
              value, or
              total
              Purchase
              Payments
              adjusted for
              withdrawals.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

REPLACING THE OPTIONAL BENEFITS
Subject to certain restrictions you can remove the following optional benefits from your Contract: the Investment Protector, the Income Protector, one of previously available Target Date Benefits, or one of previously available Lifetime Benefits. If you remove one of these optional benefits from your Contract it will not be available for future selection. However, you may be able to make a ONE TIME REPLACEMENT of these benefits as follows.
o Before the Benefit Date, replace one of the previously available
  Lifetime Benefits with the Investment Protector if your Contract did not previously include a Target Date Benefit.
o Replace one of the previously available Target Date Benefits with the Income Protector if your Contract did not previously include a Lifetime Benefit.
o Replace the Investment Protector with the Income Protector if your Contract did not previously include a Lifetime Benefit.
o Replace the Income Protector with the Investment Protector if your Contract did not previously include a Target Date Benefit.

YOU CANNOT REPLACE ANY OF THE PREVIOUSLY AVAILABLE LIFETIME BENEFITS ONCE LIFETIME PLUS PAYMENTS HAVE BEGUN. THESE ARE THE ONLY REPLACEMENTS WE ALLOW FOR THE OPTIONAL BENEFITS. Replacements include both the simultaneous removal and addition of benefits on one anniversary, as well as removing one benefit on an anniversary and adding another benefit on a future anniversary. Replacements are subject to the age restrictions associated with the selection of the optional benefits and the availability of the optional benefit. In addition, if your Contract includes the No Withdrawal

Charge Option, any replacement of the additional required benefit (the Investment Protector or Income Protector) must happen simultaneously.


11.a THE INVESTMENT PROTECTOR
Your Contract Value will increase and decrease depending on the performance of the underlying Investment Options you selected. Depending on market conditions, you can gain or lose value in the Investment Options, including your principal investment. During the Accumulation Phase, the Investment Protector provides a level of protection for the principal you invest and periodically locks in any past anniversary investment gains at a future point that you select, called the Target Value Date.


You can select the Investment Protector subject to certain age restrictions and you can also remove it from your Contract. If you select the Investment Protector, you will be subject to a rider charge. We reserve the right to change the rider charge for this benefit on each Quarterly Anniversary. The rider charge is discussed in the Fee Tables and section 6, Expenses - Rider Charges.

Under the Investment Protector, we restrict your ability to make additional Purchase Payments, we limit how you may allocate and transfer Contract Value among the Investment Options, and we will rebalance your Contract Value between your selected Investment Options on a quarterly basis. We may also transfer Contract Value between your selected Investment Options over time based on the length of time until the benefit's guarantee takes effect and the performance of your selected Investment Options.


YOU HAVE NO PROTECTION UNDER THE INVESTMENT PROTECTOR UNLESS YOU HOLD THE CONTRACT UNTIL THE INITIAL TARGET VALUE DATE, WHICH IS A MINIMUM OF TEN YEARS AFTER YOU ADD THIS BENEFIT TO YOUR CONTRACT. IF YOU THINK THAT YOU MAY DO ANY OF THE FOLLOWING BEFORE THE INITIAL TARGET VALUE DATE, YOU SHOULD CONSIDER WHETHER SELECTING THE INVESTMENT PROTECTOR IS IN YOUR BEST INTEREST: REMOVE THE INVESTMENT PROTECTOR FROM YOUR CONTRACT, TERMINATE THE CONTRACT, OR TAKE A FULL ANNUITIZATION.

ADDING THE INVESTMENT PROTECTOR TO YOUR CONTRACT
You can select the Investment Protector at issue or on any subsequent Quarterly Anniversary if it is available one time before the older Owner's 81st birthday (or before the Annuitant's 81st birthday if the Contract is owned by a non-individual). YOU CANNOT SELECT THE INVESTMENT PROTECTOR AFTER THE OLDER OWNER REACHES AGE 81 (OR AFTER THE ANNUITANT REACHES AGE 81 IF THE CONTRACT IS OWNED BY A NON-INDIVIDUAL). YOU ALSO CANNOT SELECT THE INVESTMENT PROTECTOR IF YOUR CONTRACT INCLUDES (OR PREVIOUSLY INCLUDED) A TARGET DATE BENEFIT. However, if you have (or had) one of the previously available Lifetime Benefits or the Income Protector, you can replace that benefit with the Investment Protector if you meet the age restrictions stated here and the replacement restrictions set out in section 11, Selection of Optional Benefits. In addition, if your Contract includes the No Withdrawal Charge Option, any replacement of these benefits must happen simultaneously.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

You can select the Investment Protector after the Issue Date by completing the appropriate form. We will process your request to add this benefit to your Contract on the Quarterly Anniversary that occurs after we receive your request in Good Order at our Service Center, and the rider effective date will be that Quarterly Anniversary. We must receive this form within 30 days before a Quarterly Anniversary in order to add the benefit on that anniversary; otherwise we will add the benefit on the next Quarterly Anniversary. If the Quarterly Anniversary does not occur on a Business Day, we will process your request to add this benefit on the next Business Day. Your Contract Value on the rider effective date must be at least $10,000 (or $25,000 if you also selected the No Withdrawal Charge Option). On this form we will ask you to reallocate your Contract Value so that it complies with the Investment Option allocation and transfer restrictions discussed later in this section. We will not process your request to add this benefit to your Contract until the allocation of your Contract Value complies with these restrictions. On the rider effective date, we will increase your Contract's annual expenses to include the rider charge.


UNDER THE INVESTMENT PROTECTOR, WE RESTRICT YOUR ABILITY TO MAKE ADDITIONAL PURCHASE PAYMENTS AND YOU CANNOT MAKE ANY ADDITIONAL PAYMENTS ON OR AFTER THE THIRD RIDER ANNIVERSARY. For more information, see section 2, Purchase - Purchase Payments. These payment restrictions also limit your ability to participate in the automatic investment plan. In addition, the flexible rebalancing program is not available to you while your Contract includes the Investment Protector. However, if you remove the Investment Protector from your Contract, the restrictions associated with this benefit will no longer apply on or after the rider termination date.

REMOVING THE INVESTMENT PROTECTOR FROM YOUR CONTRACT
Once you select the Investment Protector, you can also remove it from your Contract while your Contract Value is positive. If you remove this benefit from your Contract, it will not be available for future selection. If your Contract includes the No Withdrawal Charge Option, you can only remove the Investment Protector from your Contract if we increase the rider charge on a Quarterly Anniversary, or if you can simultaneously replace it with the Income Protector as discussed in section 11, Selection of Optional Benefits.


You can remove the Investment Protector from your Contract by completing the appropriate form. If you are removing this benefit because we are increasing the rider charge on a Quarterly Anniversary, we must receive this form within 30 days of the date of the letter notifying you of the rider charge increase in order to remove the benefit before the rider charge increase will take effect. If you are removing this benefit for any other reason, we must receive this form within 30 days before a Quarterly Anniversary in order to remove the benefit on that anniversary; otherwise we will remove the benefit on the next Quarterly Anniversary. We will process your request on the Quarterly Anniversary that occurs immediately after we receive your request in Good Order at our Service Center. The rider termination date will be the Quarterly Anniversary that we remove this benefit from your Contract. If the Quarterly Anniversary does not occur on a Business Day, we will process your request to remove this benefit on the next Business Day. If you remove the Investment Protector from your Contract, then beginning on the rider termination date:
o we will deduct the final rider charge,
o the Investment Protector will not be available to you in the future,
o the restrictions on additional Purchase Payments associated with this benefit will no longer apply,
o the limitations on how you may allocate and transfer Contract Value among the Investment Options associated with this benefit will no longer apply, and
o the flexible rebalancing program will again be available to you.


THE TARGET VALUE DATES
The Investment Protector guarantees that on each Target Value Date until the benefit terminates, your Contract Value will at least equal the Target Value (described next in this section).

You select the initial Target Value Date when you add the Investment Protector to your Contract. THE EARLIEST INITIAL TARGET VALUE DATE YOU CAN SELECT IS THE TENTH RIDER ANNIVERSARY, AND THE LATEST INITIAL DATE IS THE RIDER ANNIVERSARY THAT OCCURS BEFORE THE OLDER OWNER'S 91ST BIRTHDAY (OR THE ANNUITANT'S 91ST BIRTHDAY IF THE CONTRACT IS OWNED BY A NON-INDIVIDUAL). Additional Target Value Dates will occur on every fifth rider anniversary while the Investment Protector is in effect.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

For example, assume we issue you a Contract on September 1, 2009 when you are age 70 and you are the only Owner. You add the Investment Protector to your Contract on the next Quarterly Anniversary (December 1, 2009) and you are still age 70. The earliest available initial Target Value Date you could select would be December 1, 2019 and the latest available initial Target Value Date would be December 1, 2029. If you select the earliest initial date (December 1, 2019), subsequent Target Value Dates would occur on December 1st in 2024, 2029, 2034 and so on.


On any rider anniversary before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) and before the initial Target Value Date, you can reset the initial Target Value Date as long as the Contract Value at the end of the previous Business Day is at least equal to the Target Value at the end of the previous Business Day. The new initial Target Value Date must be on a rider anniversary that is at least ten rider years after we process your request for the reset. The age restrictions for the latest initial Target Value Date will apply to any reset (before the older Owner's 91st birthday, or the Annuitant's 91st birthday if the Contract is owned by a non-individual). You can request a reset within 30 days following a rider anniversary by completing the appropriate form. We will process your reset request as of the immediately preceding rider anniversary (the reset anniversary) once we receive your request in Good Order at our Service Center. If the reset anniversary does not fall on a Business Day, we will process your request on the next Business Day. If you reset the initial Target Value Date, when we process your reset request we will also set your Target Value equal to the Contract Value at the end of the Business Day before the reset anniversary. Resets of the initial Target Value Date may change the maximum amount you can allocate to your selected Investment Options, but a reset will not automatically change your allocations. To change your allocations on a reset, you must also change your allocation instructions for future Purchase Payments and they must comply with the current maximum allowable allocations.

At the end of the Business Day before each Target Value Date, if your Contract Value is less than the Target Value, we will credit your Contract Value with the difference. If the Target Value Date does not fall on a Business Day, we will apply any associated credit to your Contract Value on the next Business Day. Once we apply a credit to your Contract Value under the Investment Protector, the credit becomes part of your Contract Value and is available for immediate withdrawal. We will allocate this credit to your Investment Options in proportion to the amount of Contract Value in each of the Investment Options on the date of the credit. The credit will immediately begin to participate in the investment performance of those Investment Options. We will apply the credit to your Contract before we do any quarterly rebalancing of the Contract Value among your selected Investment Options. For tax purposes, the credit will be treated as earnings under the Contract. However, if your Contract Value at the time of a credit is less than net Purchase Payments (total Purchase Payments received less any payments withdrawn) then we may treat some or all of the credit as a Purchase Payment when applying the withdrawal charge if you then withdraw the entire Contract Value. This is similar to when the Contract Value is less than net Purchase Payments, but the Contract Value then experiences a gain immediately before you take a complete withdrawal (see section 6, Expenses - Withdrawal Charge).


NOTE: THE INVESTMENT PROTECTOR DOES NOT PROVIDE ANY GUARANTEE TO YOUR CONTRACT VALUE BEFORE THE INITIAL TARGET VALUE DATE NOR DOES IT PROVIDE PROTECTION BETWEEN ANY SUBSEQUENT TARGET VALUE DATES.

NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOUR CONTRACT VALUE HAS NOT BEEN REDUCED TO ZERO (see section 3, The Annuity Phase). Upon such a Full Annuitization, you will no longer have a Contract Value and, therefore, you will no longer receive any Contract Value credits under the Investment Protector.


CALCULATING THE TARGET VALUE
The Investment Protector provides a future Contract Value guarantee based on the Target Value, which is the greater of a percentage of the highest Contract Value from any rider anniversary, or total Purchase Payments adjusted for withdrawals. We also assess the rider charge for the Investment Protector against the Target Value.


If the rider effective date is the Issue Date, on each Business Day the Target Value is equal to the greater of: a) the result of the Rider Anniversary Value multiplied by the current Guarantee Percentage, or b) all Purchase Payments received, reduced proportionately by the percentage of Contract Value* applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

If the rider effective date occurs after the Issue Date, on each Business Day the Target Value is equal to the greater of: a) the result of the Rider Anniversary Value multiplied by the current Guarantee Percentage, or b) the Contract Value on the rider effective date, plus all Purchase Payments received on or after the rider effective date, and reduced proportionately by the percentage of Contract Value* applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken on or after the rider effective date.

* We determine the percentage of Contract Value at the end of each Business Day we process an annuitization or withdrawal.


We set the Guarantee Percentage for your Contract on the rider effective date and once the Guarantee Percentage is set we cannot change it. THE CURRENT GUARANTEE PERCENTAGE FOR THE INVESTMENT PROTECTOR (08.09) IS 95%. If you add the Investment Protector to your Contract in the future, you will be subject to the current Guarantee Percentage that is applicable at that time. THE MINIMUM GUARANTEE PERCENTAGE WE INTEND TO OFFER IN THE FUTURE IS 80%.


If the rider effective date is the Issue Date, the Rider Anniversary Value on the Issue Date is equal to the Purchase Payment received on the rider effective date. If the rider effective date occurs after the Issue Date, the Rider Anniversary Value on the rider effective date is equal to the Contract Value at the end of the previous Business Day.


At the end of each Business Day, we increase the Rider Anniversary Value by the amount of any additional Purchase Payments received that day, and we reduce it proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge). Withdrawals do not include amounts withdrawn for transfer fees or the contract maintenance or rider charges.


On each rider anniversary, the Rider Anniversary Value is equal to the greater of its value at the end of the previous Business Day, or the Contract Value at the end of the previous Business Day.


WHILE YOUR CONTRACT INCLUDES THE INVESTMENT PROTECTOR, ANY WITHDRAWALS AND/OR PARTIAL ANNUITIZATIONS MAY REDUCE THE RIDER ANNIVERSARY VALUE AND TARGET VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Rider Anniversary Value, we will deduct more than the amount withdrawn and/or annuitized from the Rider Anniversary Value. Likewise, if at the time of withdrawal and/or annuitization the Contract Value is less than the Target Value, we will deduct more than the amount withdrawn and/or annuitized from the Target Value.

NOTE: THE TARGET VALUE UNDER THE INVESTMENT PROTECTOR DOES NOT LOCK IN ANY CONTRACT VALUE GAINS THAT OCCUR BETWEEN RIDER ANNIVERSARIES.


NOTE FOR CONTRACTS WITH THE BONUS OPTION: BONUS AMOUNTS ARE NOT INCLUDED IN THE PARTS OF THE TARGET VALUE THAT ARE BASED ON CONTRACT VALUE UNTIL THEY ARE VESTED, AND THE BONUS IS ALSO COMPLETELY EXCLUDED FROM THE PARTS OF THIS VALUE THAT ARE BASED ON PURCHASE PAYMENTS.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

EXAMPLES OF THE TARGET VALUE CALCULATIONS
This example shows how we calculate the Target Value under the Investment Protector assuming hypothetically that your Guarantee Percentage is 90%. If your Guarantee Percentage is greater than 90%, your Target Value may be greater than what is shown here. Likewise, if your Guarantee Percentage is less than 90%, your Target Value may be less than what is shown here.


o You purchase a Contract with the Investment Protector and make an initial Purchase Payment of $100,000. Because you selected the Investment Protector at issue, each rider anniversary will occur on a Contract Anniversary. You select the earliest possible initial Target Value Date, which is the 10th rider anniversary. You make no additional Purchase Payments or request any transfers that are subject to a transfer fee. All valuations of the Contract Value in this example occur at the end of the previous Business Day and reflect the deduction of any applicable contract maintenance or rider charges. Please keep in mind that at any given time the amount available for withdrawal is the current Contract Value, not the Rider Anniversary Value. The Rider Anniversary Value is used only to calculate the Target Value. For example, the amount available for withdrawal on the 14th rider anniversary is the Contract Value of $120,000, and not the $137,000 of Rider Anniversary Value or the $123,300 of Target Value.


                        CONTRACT VALUE RIDER ANNIVERSARY VALUE TARGET VALUE
 Rider effective date      $100,000           $100,000           $100,000
 1st Rider Anniversary     $108,000           $108,000           $100,000
 2nd Rider Anniversary     $110,000           $110,000           $100,000
 3rd Rider Anniversary     $102,000           $110,000           $100,000
 4th Rider Anniversary     $104,000           $110,000           $100,000
 5th Rider Anniversary     $109,000           $110,000           $100,000
 6th Rider Anniversary     $115,000           $115,000           $103,500
 7th Rider Anniversary     $131,000           $131,000           $117,900
 8th Rider Anniversary     $121,000           $131,000           $117,900
 9th Rider Anniversary     $129,000           $131,000           $117,900
 10th Rider Anniversary    $110,000           $131,000           $117,900
 BEFORE A CREDIT
 10th Rider Anniversary    $117,900           $131,000           $117,900
 AFTER A CREDIT
 11th Rider Anniversary    $137,000           $137,000           $123,300
 12th Rider Anniversary    $130,000           $137,000           $123,300
 13th Rider Anniversary    $135,000           $137,000           $123,300
 14th Rider Anniversary    $120,000           $137,000           $123,300
 15th Rider Anniversary    $114,000           $137,000           $123,300
 BEFORE A CREDIT
 15th Rider Anniversary    $123,300           $137,000           $123,300
 AFTER A CREDIT

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

o On the rider effective date, the Rider Anniversary Value is equal to the Purchase Payment received on the Issue Date ($100,000). The Target Value is the greater of the Rider Anniversary Value multiplied by the Guarantee Percentage ($100,000 x 90% = $90,000); or total Purchase Payments ($100,000), so the Target Value is $100,000.
o On the first rider anniversary the Contract Value increased to $108,000, which is greater than the previous Rider Anniversary Value ($100,000), so we increase the Rider Anniversary Value to equal the Contract Value. The Target Value is equal to the greater of the Rider Anniversary Value multiplied by the Guarantee Percentage ($108,000 x 90% = $97,200), or total Purchase Payments ($100,000), so the Target Value remains $100,000.
o On the second rider anniversary the Contract Value increased to $110,000, which is greater than the previous Rider Anniversary Value ($108,000), so we increase the Rider Anniversary Value to equal the Contract Value. The Target Value is equal to the greater of the Rider Anniversary Value multiplied by the Guarantee Percentage ($110,000 x 90% = $99,000), or total Purchase Payments ($100,000), so the Target Value remains $100,000.
o On the third, fourth, and fifth rider anniversaries, the Contract Value is less than the Rider Anniversary Value ($110,000), so the Rider Anniversary Value and Target Value do not change.
o On the sixth rider anniversary the Contract Value increased to $115,000, which is greater than the previous Rider Anniversary Value ($110,000), so we increase the Rider Anniversary Value to equal the Contract Value. The Target Value is equal to the greater of the Rider Anniversary Value multiplied by the Guarantee Percentage ($115,000 x 90% = $103,500), or total Purchase Payments ($100,000), so the Target Value increases to $103,500.
o On the seventh rider anniversary the Contract Value increased to $131,000, which is greater than the previous Rider Anniversary Value ($115,000), so we increase the Rider Anniversary Value to equal the Contract Value. The Target Value is equal to the greater of the Rider Anniversary Value multiplied by the Guarantee Percentage ($131,000 x 90% = $117,900), or total Purchase Payments ($100,000), so the Target Value increases to $117,900.
o On the eighth, ninth, and tenth rider anniversaries, the Contract Value is less than the Rider Anniversary Value ($131,000), so the Rider Anniversary Value and Target Value do not change. However, the tenth rider anniversary is also the initial Target Value Date. Because the Contract Value on the initial Target Value Date is less than the Target Value, we credit your Contract with $7,900 to make the Contract Value equal to the Target Value.
o On the eleventh rider anniversary the Contract Value increased to $137,000, which is greater than the previous Rider Anniversary Value ($131,000), so we increase the Rider Anniversary Value to equal the Contract Value. The Target Value is equal to the greater of the Rider Anniversary Value multiplied by the Guarantee Percentage ($137,000 x 90% = $123,300), or total Purchase Payments ($100,000), so the Target Value increases to $123,300.
o On the twelfth, thirteenth, fourteenth, and fifteenth rider anniversaries, the Contract Value is less than the Rider Anniversary Value ($137,000), so the Rider Anniversary Value and Target Value do not change. However, the fifteenth rider anniversary is also the next Target Value Date. Because the Contract Value on the Target Value Date is less than the Target Value, we credit your Contract with $9,300 to make the Contract Value equal to the Target Value.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

EXAMPLE OF THE EFFECT OF A PARTIAL WITHDRAWAL ON THE TARGET VALUE
o Assume that in the previous example you take a partial withdrawal of $9,000 (including the withdrawal charge) in the second month of the second rider year when the Contract Value on the day of (but before) the partial withdrawal is $109,000.

  We adjust the Rider Anniversary Value for the partial withdrawal as follows:


     The Rider Anniversary Value as of the first rider
       anniversary..................................................$108,000


     Reduced proportionately by the percentage of Contract Value
     withdrawn ($9,000 / $109,000) =  0.08257 x $108,000 = .......-    8,918
  The Rider Anniversary Value after the partial withdrawal.........$  99,082

  We adjust the total Purchase Payments for the partial withdrawal as follows:
     Total Purchase Payments........................................$100,000
     Reduced proportionately by the percentage of Contract Value
     withdrawn ($9,000 / $109,000) =  0.08257 x $100,000 = .......-    8,257
  Total Purchase Payments adjusted for the partial withdrawal......$  91,743

  The Target Value after the partial withdrawal is the greater of:
     90% of the Rider Anniversary Value, which is 0.90 x $99,082 =...$89,174
     Total Purchase Payments adjusted for the partial withdrawal.....$91,743
  The Target Value after the partial withdrawal....................$  91,743

o This Rider Anniversary Value and Target Value will remain in effect at these values until at least the next rider anniversary unless you make another Purchase Payment or take another partial withdrawal.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING THESE RESTRICTIONS APPLY ONLY TO CONTRACTS WITH THE INVESTMENT PROTECTOR WHILE THE BENEFIT IS IN EFFECT. WHEN YOU SELECT THE INVESTMENT PROTECTOR, YOU CONSENT TO ALLOW US TO REBALANCE YOUR CONTRACT VALUE IN ACCORDANCE WITH THE PROCEDURES DESCRIBED HERE AND IN YOUR CONTRACT. We have put these restrictions in place to support the guarantees that we provide under the Investment Protector, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may be less than what you would have had without the benefit.

If you select the Investment Protector, we will restrict your selection of certain Investment Options. We set these restrictions on the rider effective date and once we set them we cannot change them. We also cannot move Investment Options between the groups after the rider effective date. However, we may add or remove Investment Options to or from your Contract after the rider effective date. If we do, we will provide written notice regarding additions to or deletions from the Investment Option groups. WHEN AN INVESTMENT OPTION IS CLOSED OR SUBSTITUTED WITHIN AN INVESTMENT OPTION GROUP, WE WILL SEND WRITTEN NOTICE REGARDING THE CLOSING OR SUBSTITUTION 30 DAYS BEFORE THE EFFECTIVE DATE.

The Investment Option groups listed here apply to Contracts with the Investment Protector (08.09). If you add the Investment Protector to your Contract in the future, you will be subject to Investment Option restrictions that are applicable at that time. In the future, we could offer as few as one Investment Option Group and five total Investment Options.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

                 TABLE 1: INVESTMENT OPTION GROUPS FOR THE INVESTMENT PROTECTOR (08.09)
                                       GROUP A INVESTMENT OPTIONS
AZL Columbia Small Cap Value Fund                  AZL TargetPLUS Growth Fund
AZL Columbia Technology Fund                       AZL TargetPLUS Moderate Fund
AZL Franklin Small Cap Value Fund                  AZL Turner Quantitative Small Cap Growth Fund
AZL Fusion Growth Fund                             AZL Van Kampen Global Real Estate Fund
AZL OCC Opportunity Fund                           Davis VA Financial Portfolio
AZL Schroder Emerging Markets Equity Fund          Franklin Income Securities Fund
AZL Schroder International Small Cap Fund          Franklin Templeton VIP Founding Funds Allocation Fund
AZL Small Cap Stock Index Fund                     PIMCO VIT CommodityRealReturn Strategy Portfolio


                                       GROUP B INVESTMENT OPTIONS
AZL AIM International Equity Fund
AZL BlackRock Capital Appreciation Fund            AZL Oppenheimer Global Fund
AZL BlackRock Growth Fund                          AZL Oppenheimer International Growth Fund
AZL Columbia Mid Cap Value Fund                    AZL PIMCO Fundamental IndexPLUS Total Return Fund
AZL Davis NY Venture Fund                          AZL TargetPLUS Equity Fund
AZL Dreyfus Equity Growth Fund                     AZL Van Kampen Comstock Fund
AZL S&P 500 Index Fund                             AZL Van Kampen Global Franchise Fund
AZL First Trust Target Double Play Fund            AZL Van Kampen Growth and Income Fund
                                                   AZL Van Kampen Mid Cap Growth Fund
AZL Jennison 20/20 Focus Fund                      Mutual Global Discovery Securities Fund
AZL JPMorgan Large Cap Equity Fund                 Mutual Shares Securities Fund
AZL JPMorgan U.S. Equity Fund                      OpCap Mid Cap Portfolio
AZL NACM International Fund                        Templeton Growth Securities Fund

            GROUP X INVESTMENT OPTIONS                          GROUP Y INVESTMENT OPTIONS
AZL Fusion Balanced Fund                           AZL Money Market Fund
AZL Fusion Moderate Fund                           Franklin High Income Securities Fund
                                                   Franklin U.S. Government Fund
AZL TargetPLUS Balanced Fund                       Franklin Zero Coupon Fund 2010
AZL Van Kampen Equity and Income Fund              PIMCO VIT Emerging Markets Bond Portfolio
BlackRock Global Allocation V.I. Fund              PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT All Asset Portfolio                      PIMCO VIT High Yield Portfolio
                                                   PIMCO VIT Real Return Portfolio
                                                   PIMCO VIT Total Return Portfolio
                                                   Templeton Global Bond Securities Fund


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

Under the Investment Protector, the maximum allowed allocation of Contract Value to the Investment Options in the combined Groups A, B and X is as follows.

                                                         TABLE 2
                                        MAXIMUM PERCENTAGE OF CONTRACT VALUE ALLOWED IN THE COMBINED INVESTMENT OPTION
                                                                      GROUPS A, B AND X
                                             BASED ON THE NUMBER OF RIDER YEARS* TO THE INITIAL TARGET VALUE DATE
                                              AND THE COMPARISON OF CONTRACT VALUE (CV) TO THE TARGET VALUE (TV)
   NUMBER OF RIDER YEARS* TO THE     CV =  CV = CV = CV = CV = CV = CV = CV = CV = CV = CV = CV = CV = CV = CV = CV = CV
     INITIAL TARGET VALUE DATE       94%+  88%  82%  76%  70%  64%  58%  52%  46%  40%  34%  28%  22%  16%  10%   4%   <
                                     of TV to < to < to < to < to < to < to < to < to < to < to < to < to < to < to < 4%
                                           94%  88%  82%  76%  70%  64%  58%  52%  46%  40%  34%  28%  22%  16%  10%  of
                                            of   of   of   of   of   of   of   of   of   of   of   of   of   of   of  TV
                                            TV   TV   TV   TV   TV   TV   TV   TV   TV   TV   TV   TV   TV   TV   TV
                33+                   95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  95%
                 32                   95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  90%
                 31                   95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  90%  85%
                 30                   95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  90%  85%  80%
                 29                   95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  90%  85%  80%  75%
                 28                   95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  90%  85%  80%  75%  70%
                 27                   95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  90%  85%  80%  75%  70%  65%
                 26                   95%  95%  95%  95%  95%  95%  95%  95%  95%  95%  90%  85%  80%  75%  70%  65%  60%
                 25                   95%  95%  95%  95%  95%  95%  95%  95%  95%  90%  85%  80%  75%  70%  65%  60%  55%
                 24                   95%  95%  95%  95%  95%  95%  95%  95%  90%  85%  80%  75%  70%  65%  60%  55%  50%
                 23                   95%  95%  95%  95%  95%  95%  95%  90%  85%  80%  75%  70%  65%  60%  55%  50%  45%
                 22                   95%  95%  95%  95%  95%  95%  90%  85%  80%  75%  70%  65%  60%  55%  50%  45%  40%
                 21                   95%  95%  95%  95%  95%  90%  85%  80%  75%  70%  65%  60%  55%  50%  45%  40%  35%
                 20                   95%  95%  95%  95%  90%  85%  80%  75%  70%  65%  60%  55%  50%  45%  40%  35%  30%
                 19                   95%  95%  95%  90%  85%  80%  75%  70%  65%  60%  55%  50%  45%  40%  35%  30%  25%
                 18                   95%  95%  90%  85%  80%  75%  70%  65%  60%  55%  50%  45%  40%  35%  30%  25%  20%
                 17                   95%  90%  85%  80%  75%  70%  65%  60%  55%  50%  45%  40%  35%  30%  25%  20%  15%
                 16                   90%  85%  80%  75%  70%  65%  60%  55%  50%  45%  40%  35%  30%  25%  20%  15%  10%
                 15                   85%  80%  75%  70%  65%  60%  55%  50%  45%  40%  35%  30%  25%  20%  15%  10%  10%
                 14                   80%  75%  70%  65%  60%  55%  50%  45%  40%  35%  30%  25%  20%  15%  10%  10%  10%
                 13                   75%  70%  65%  60%  55%  50%  45%  40%  35%  30%  25%  20%  15%  10%  10%  10%  10%
                 12                   70%  65%  60%  55%  50%  45%  40%  35%  30%  25%  20%  15%  10%  10%  10%  10%  10%
                 11                   65%  60%  55%  50%  45%  40%  35%  30%  25%  20%  15%  10%  10%  10%  10%  10%  10%
                 10                   60%  55%  50%  45%  40%  35%  30%  25%  20%  15%  10%  10%  10%  10%  10%  10%  10%
                 9                    55%  50%  45%  40%  35%  30%  25%  20%  15%  10%  10%  10%  10%  10%  10%  10%  10%
                 8                    50%  45%  40%  35%  30%  25%  20%  15%  10%  10%  10%  10%  10%  10%  10%  10%  10%
                 7                    45%  40%  35%  30%  25%  20%  15%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%
                 6                    40%  35%  30%  25%  20%  15%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%
                 5                    35%  30%  25%  20%  15%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%
                 4                    30%  25%  20%  15%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%
                 3                    25%  20%  15%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%
                 2                    20%  15%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%
                 1                    15%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%
INITIAL TARGET VALUE DATE AND BEYOND  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%  10%

* We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are actually seven complete rider years and four months away from your initial Target Value Date, for the purposes of this table, we would consider you to be eight rider years from the initial Target Value Date.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

The maximum allocation of Contract Value allowed for Investment Option Group A and the minimum required allocation of Contract Value for Investment Option Group Y depend on the maximum allocation allowed for the combined Groups A, B and X as follows.

                                                              TABLE 3
WHEN THE MAXIMUM % OF CONTRACT VALUE ALLOWED IN THE   THEN THE MAXIMUM % OF CONTRACT VALUE     AND THE MINIMUM % OF CONTRACT VALUE
                      COMBINED                                     ALLOWED IN                              REQUIRED IN
           GROUPS A, B AND X IS{ellipsis}                     GROUP A IS{ellipsis}                    GROUP Y IS{ellipsis}
                        95%                                            30%                                      5%
                        90%                                            30%                                     10%
                        85%                                            25%                                     15%
                        80%                                            25%                                     20%
                        75%                                            20%                                     25%
                        70%                                            20%                                     30%
                        65%                                            15%                                     35%
                        60%                                            15%                                     40%
                        55%                                            10%                                     45%
                        50%                                            10%                                     50%
                        45%                                             5%                                     55%
                        40%                                             5%                                     60%
                        35%                                             5%                                     65%
                        30%                                             5%                                     70%
                        25%                                             5%                                     75%
                        20%                                             5%                                     80%
                        15%                                             5%                                     85%
                        10%                                             5%                                     90%

If you add the Investment Protector to your Contract after the Issue Date, you must reallocate your Contract Value to comply with these maximum allowable group allocations before we add the benefit to your Contract. We only allow you to make transfers to and from the Investment Options as long as you do not exceed the current maximum allowable group allocations. However, transfers of Contract Value between Investment Options will not change the allocation instructions for any future Purchase Payments and will not change how we rebalance your Contract Value on each Quarterly Anniversary. In order to change the quarterly rebalancing of your Contract Value when you make a transfer, you must also change your allocation instructions for future Purchase Payments. Any change to your allocation instructions must comply with the current maximum allowable group allocations or we will reject your change. We allocate any additional Purchase Payments according to your allocation instructions for future Purchase Payments if they comply with the current maximum allowable group allocations. However, if they do not comply, we instead allocate any additional payments according to the current required allocations for each Investment Option discussed later in this section.


We automatically rebalance your Contract Value in each of your Investment Options on each Quarterly Anniversary until the rider termination date. There are no fees for the quarterly rebalancing transfers we make, and we do not currently count these transfers against any free transfers that we allow. The rebalancing transfers occur at the end of the Business Day immediately before the Quarterly Anniversary so that it is in effect on the Quarterly Anniversary. This rebalancing applies to all of your selected Investment Options and not just the ones that are in Groups A, B or X. However, if you are participating in the DCA program, quarterly rebalancing transfers will not move Contract Value into or out of the DCA Money Market Account. If you allocate 5% or less of your Contract Value to the Investment Options in Group A; and 10% or less of your Contract Value to the Investment Options in the combined Groups A, B and X; we will never reduce the percentage of Contract Value you allocated to each group, but we will rebalance your Contract Value in your selected Investment Options on each Quarterly Anniversary according to your selected allocations.

At the end of the Business Day before each Quarterly Anniversary, we determine the allocation of Contract Value to your selected Investment Options as follows. First, we establish the maximum allowable allocation for each Investment Option group. Then, we compute the required allocations for each Investment Option group, which are your allocation instructions for future payments, adjusted downward if necessary, to match the new maximum allowable group allocation. Lastly, we will rebalance the Contract Value in your selected Investment Options according to the new required group allocations.


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

THESE INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS WILL TERMINATE WHEN THE INVESTMENT PROTECTOR TERMINATES.

DETERMINING THE MAXIMUM ALLOWABLE AND MINIMUM REQUIRED GROUP ALLOCATION

COMBINED GROUPS A, B AND X. The new maximum allowable allocation for the combined Groups A, B, and X on each Quarterly Anniversary after the rider effective date or reset anniversary is the lesser of: a) the current maximum allowable allocation for the combined Groups A, B, and X established on the previous Quarterly Anniversary (or the rider effective date or reset anniversary if this is the first Quarterly Anniversary after one of those dates); or b) the new maximum allowable allocation for the combined Groups A, B, and X as set out in Table 2 (which appears earlier in this section). Table 2 compares the length of time until the initial Target Value Date and it compares the Contract Value to the Target Value using the values from the end of the previous Business Day.

GROUPS A AND Y. We then use Table 3 (which appears earlier in this section) and the new maximum allowable allocation for the combined Groups A, B and X to determine the new maximum allowable allocation for Group A, and the new minimum required allocation for Group Y.

COMBINED GROUPS B AND X. Lastly, we determine the new maximum allowable allocation for the combined Groups B and X. We make this determination after we compute the required allocation for Group A as described next. The new maximum allowable allocation for the combined Groups B and X is the new maximum allowable allocation for the combined Groups A, B and X, less the new required allocation for Group A.

We limit the amount by which the maximum allowable allocation for the Investment Option groups can decrease in any twelve-month period. WE CANNOT REDUCE THE MAXIMUM PERCENTAGE OF CONTRACT VALUE WE ALLOW IN GROUP A BY MORE THAN 10% IN ANY ONE YEAR, AND WE CANNOT REDUCE THE MAXIMUM PERCENTAGE OF CONTRACT VALUE WE ALLOW IN THE COMBINED GROUPS A, B AND X BY MORE THAN 15% IN ANY ONE YEAR.

NOTE: UNLESS THE MAXIMUM ALLOWABLE ALLOCATION FOR THE COMBINED GROUPS A, B, AND X CHANGES, THE MAXIMUM ALLOWABLE ALLOCATION FOR GROUP A AND THE MINIMUM REQUIRED ALLOCATION FOR GROUP Y WILL NOT CHANGE.

DETERMINING THE REQUIRED GROUP ALLOCATION


On the rider effective date, the required allocations for Group A; the combined Groups B and X; and Group Y are your allocation instructions for future Purchase Payments. On each subsequent Quarterly Anniversary, we determine the new required group allocations as follows.

YOUR ALLOCATION INSTRUCTIONS FOR FUTURE PAYMENTS COMPLY WITH THE NEW MAXIMUM ALLOWABLE AND NEW MINIMUM REQUIRED GROUP ALLOCATIONS. Then the required allocations for the Investment Option groups will be equal to your allocation instructions for future payments.

YOUR FUTURE ALLOCATION INSTRUCTIONS FOR GROUP A INVESTMENT OPTIONS COMPLY WITH THE NEW MAXIMUM ALLOWABLE ALLOCATION, BUT YOUR FUTURE ALLOCATION INSTRUCTIONS FOR THE COMBINED GROUPS B AND X INVESTMENT OPTIONS EXCEEDS THE NEW MAXIMUM ALLOWABLE ALLOCATION. The required allocation of Contract Value for Group A Investment Options will be equal to your allocation instructions for future payments, and we will decrease the required allocation for the combined Groups B and X to equal the new maximum allowable allocation. We will then take the excess allocation from the combined Groups B and X (your future allocation instructions for Group B and X Investment Options minus the new maximum allowable allocation) and apply it to your future selected Investment Options in Group Y.


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

YOUR FUTURE ALLOCATION INSTRUCTIONS FOR GROUP A INVESTMENT OPTIONS EXCEEDS THE NEW MAXIMUM ALLOWABLE ALLOCATION AND THERE MAY BE A CHANGE IN THE REQUIRED ALLOCATION FOR THE COMBINED GROUPS B AND X. Then we will decrease the required allocation for Group A to equal the new maximum allowable allocation and take the excess allocation from Group A (your future allocation instructions for Group A Investment Options minus the new maximum allowable allocation) and rebalance it as follows.
  a) If your future allocation instructions for the combined Groups B and X are less than the new maximum allowable allocation for these groups, the new required allocation will be equal to your future allocation instructions for Groups B and X, plus the excess allocation from Group A, subject to the new maximum allowable allocation for the combined Groups B and X. We will then apply any remaining excess allocation from Group A to your future selected Investment Options in Group Y.
  b) If your future allocation instructions for the combined Groups B and X are greater than or equal to the new maximum allowable allocation for these groups, then we will decrease the new required allocation for the combined Groups B and X to equal the new maximum allowable allocation. We will then take any excess allocation from the combined Groups B and X (your future allocation instructions for Group B and X Investment Options minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to your future selected Investment Options in Group Y.


The new required allocation for Group Y is equal to 100% minus the new required allocations to Group A, and minus the new required allocation for combined Groups B and X. We will then rebalance the Contract Value in your future selected Investment Options according to the required allocations for each Investment Option group.

DETERMINING THE REQUIRED ALLOCATION FOR EACH INVESTMENT OPTION
Within the Investment Option groups, the rebalancing calculation formula for each Investment Option on each Quarterly Anniversary is:
  a x (b / c)
  where:
     a =The new required group allocation for the current Quarterly Anniversary. b =The required allocation for each Investment Option at the end of the previous Business Day.
     c =The required group allocation at the end of the previous Business Day.


Because the allocation to each Investment Option must be a whole percentage, we will round your required allocation to the nearest whole percentage. The current required allocations will then become your allocation instructions for future Purchase Payments.

Transfers of Contract Value between Investment Options will not change the current required allocation for each Investment Option or the allocation instructions for future Purchase Payments. In order to change the current required allocation when you make a transfer, you must also change your allocation instructions for future Purchase Payments (see section 2, Purchase - Allocation of Purchase Payments). Any change you make to your allocation instructions for future Purchase Payments must comply with the current maximum allowable allocations. These allocation instructions will remain in place until the earlier of the next Quarterly Anniversary that this quarterly rebalancing changes your required allocation and allocation instructions for future payments, or the Business Day we process any new allocation instructions for future Purchase Payments.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

NOTE:


o IT IS POSSIBLE THAT WE MAY MOVE ALL OF YOUR CONTRACT VALUE OUT OF ONE OR
  MORE OF YOUR SELECTED INVESTMENT OPTIONS.
o WE WILL SEND YOU A TRANSACTION CONFIRMATION OF ANY CHANGE TO YOUR
  SELECTED ALLOCATION IN THE INVESTMENT OPTION GROUPS. IN ORDER TO CHANGE YOUR FUTURE ALLOCATIONS AFTER THIS NOTIFICATION, YOU MUST CHANGE YOUR ALLOCATION INSTRUCTIONS FOR FUTURE PAYMENTS AND THEY MUST COMPLY WITH THE CURRENT MAXIMUM ALLOWABLE GROUP ALLOCATIONS.
o UNLESS YOU RESET THE INITIAL TARGET VALUE DATE, THE MAXIMUM AMOUNT WE
  WILL ALLOW IN GROUP A, AND IN THE COMBINED GROUPS A, B AND X WILL NEVER INCREASE, REGARDLESS OF CONTRACT VALUE PERFORMANCE.
o IF YOU ALLOCATE LESS THAN THE MAXIMUM ALLOWED AMOUNT TO THE COMBINED
  GROUPS A, B AND X, YOU MAY BE SUBJECT TO FEWER REALLOCATIONS OF YOUR CONTRACT VALUE BETWEEN THESE GROUPS.
o YOU CANNOT ALLOCATE MORE THAN 30% OF YOUR CONTRACT VALUE TO GROUP A, OR
  MORE THAN 95% OF YOUR CONTRACT VALUE TO COMBINED GROUPS A, B AND X.
o WE CANNOT REQUIRE YOU TO HAVE LESS THAN 5% OF YOUR CONTRACT VALUE IN
  GROUP A, OR LESS THAN 10% OF YOUR CONTRACT VALUE IN THE COMBINED GROUPS A, B AND X.
o INVESTMENT OPTION GROUP Y HAS NO MAXIMUM LIMIT ON CONTRACT VALUE
  ALLOCATION.
o THE MAXIMUM ALLOWABLE ALLOCATION FOR THE INVESTMENT OPTION GROUPS CAN
  DECREASE AS THE NUMBER OF RIDER YEARS UNTIL THE INITIAL TARGET VALUE DATE DECREASES AND AS THE PERCENTAGE OF CONTRACT VALUE COMPARED TO TARGET VALUE DECREASES. HOWEVER, WE CANNOT REDUCE THE MAXIMUM WE ALLOW IN GROUP A BY MORE THAN 10% IN ANY ONE YEAR, AND WE CANNOT REDUCE THE MAXIMUM WE ALLOW IN THE COMBINED GROUPS A, B AND X BY MORE THAN 15% IN ANY ONE YEAR.


EXAMPLES OF QUARTERLY REBALANCING
This example shows how we apply quarterly rebalancing under the Investment Protector. We demonstrate significant losses in your Contract Value in order to illustrate the most possible changes over a short period of time. This may not be an accurate reflection of your actual performance.


o You purchase a Contract with the Investment Protector and make an initial Purchase Payment of $100,000. Because you selected the Investment Protector at issue, each rider anniversary occurs on a Contract Anniversary. You select the seventeenth rider anniversary as your initial Target Value Date. You make no additional Purchase Payments, withdrawals, or transfers and you do not change your allocation instructions after the Issue Date so your allocation instructions for future payments are your initial allocation instructions. All valuations of the Contract Value in this example occur at the end of the previous Business Day and reflect the deduction of any applicable contract maintenance or rider charges.
o On the rider effective date, you have seventeen complete rider years until the initial Target Value Date, and the initial Target Value and Rider Anniversary Value are equal to your initial Purchase Payment of $100,000. On the rider effective date, the maximum allowable allocation of Contract Value to the Investment Options in Group A is 30%, and to the combined Groups A, B, and X is 95%. The minimum required allocation for Group Y is 5% of Contract Value. You choose to allocate 75% of your Contract Value to the combined Groups A, B and X (with 25% to Group A, and 50% to the combined Groups B and
  X) and 25% of your Contract Value to Group Y. You allocate your Contract Value to the Investment Options as follows.


                    INVESTMENT OPTION GROUP CONTRACT VALUE ALLOCATED TO EACH INVESTMENT OPTION
Investment Option 1            A                                   15%
Investment Option 2            A                                   10%
Investment Option 3            B                                   20%
Investment Option 4            B                                   15%
Investment Option 5            X                                   15%
Investment Option 6            Y                                   25%

o During the first two rider years you experience the following performance. Because the Contract Value was not greater than $100,000 on the first rider anniversary (fourth Quarterly Anniversary), the Rider Anniversary Value was not increased, so the Target Value remained at $100,000 throughout this example.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

QUARTERLY   CONTRACT   TARGET  CONTRACT   YEARS   MAXIMUM ALLOWED NEW MAXIMUM    NEW MAXIMUM      REQUIRED    REQUIRED    REQUIRED
ANNIVERSARY   VALUE    VALUE   VALUE AS   UNTIL         IN         ALLOWABLE      ALLOWABLE      ALLOCATION  ALLOCATION  ALLOCATION
                                A % OF   INITIAL  COMBINEDGROUPS  ALLOCATION    ALLOCATION FOR       FOR         FOR         FOR
                                TARGET    TARGET  A, B AND X PER      FOR          GROUP A         GROUP A    COMBINED     GROUP Y
                                 VALUE    VALUE       TABLE 2      COMBINED                                    GROUPS
                                           DATE                     GROUPS                                     B AND X
                                                                  A, B AND X
Rider       $100,000  $100,000   100%       17          95%           95%            30%             25%         50%         25%
effective
date
1st QA      $ 87,000  $100,000    87%       17          85%           85%            25%             25%         50%         25%
2nd QA      $ 93,000  $100,000    93%       17          90%           85%            25%             25%         50%         25%
3rd QA      $ 73,000  $100,000    73%       17          75%           80%            25%             25%         50%         25%
4th QA      $ 89,000  $100,000    89%       16          85%           80%            25%             25%         50%         25%
5th QA      $ 79,000  $100,000    79%       16          75%           75%            20%             20%         55%         25%
6th QA      $ 73,000  $100,000    73%       16          70%           70%            20%             20%         50%         30%


o On the first Quarterly Anniversary, your Contract Value has decreased to 87% of the Target Value ($87,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X has decreased to 85% (the lesser of the current maximum allowable allocation (95%), or the maximum allowable allocation from Table 2 (85%)). According to Table 3, the new maximum allowable allocation for Group A has decreased to 25% and the table would indicate the new minimum required allocation for Group Y has increased to 15%. However the actual required allocation to Group Y is equal to 100% minus the new required allocation for Group A (25%) and minus the new required allocation for Groups B and X (50%), or 25%. Because your allocation instructions comply with the new maximum allowable and minimum required allocations, we rebalance your Contract Value in the Investment Options according to your allocation instructions.
o On the second Quarterly Anniversary, your Contract Value has increased to 93% of the Target Value ($93,000 / $100,000). Although the maximum allowable allocation for the combined Groups A, B and X from Table 2 has increased to 90%, the new maximum allowable allocation for Contract Value to the combined Groups A, B and X does not change at this time because it is the LESSER of the current maximum allowable allocation (85%), or the maximum allowable allocation from Table 2 (90%). Because there is no change in the maximum allocation for the combined Groups A, B, and X, there is no change in the new maximum allowable allocation for Group A, or the new minimum required allocation for Group Y. Because your allocation instructions comply with the new maximum allowable and new minimum required allocations, we rebalance your Contract Value in the Investment Options according to your allocation instructions.
o On the third Quarterly Anniversary, your Contract Value has decreased to 73% of the Target Value ($73,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X would now decrease to 75% (the lesser of the current maximum allowable allocation (85%), or the maximum allowable allocation from Table 2 (75%)). However the maximum allowable allocation for the combined Groups A, B, and X cannot decrease by more than 15% in any twelve-month period. Because the maximum allowable allocation for the combined Groups A, B, and X was 95% on the Issue Date, the new maximum allowable allocation for the combined Groups A, B, and X is 80%. According to Table 3, the new maximum allowable allocation for Group A remains at 25% and the table would indicate the new minimum required allocation for Group Y has increased to 20%. However the actual required allocation to Group Y is equal to 100% minus the new required allocation for Group A (25%) and minus the new required allocation for Groups B and X (50%), or 25%. Because your allocation instructions comply with the new maximum allowable and new minimum required allocations, we rebalance your Contract Value in the Investment Options according to your allocation instructions.
o On the fourth Quarterly Anniversary, your Contract Value has increased to 89% of the Target Value ($89,000 / $100,000). The fourth Quarterly Anniversary is also the first rider anniversary and there are now sixteen complete Contract Years until the initial Target Value Date. Although the maximum allowable allocation for the combined Groups A, B and X from Table 2 has increased to 85%, the new maximum allowable allocation for Contract Value to the combined Groups A, B and X does not change at this time because it is the LESSER of the current maximum allowable allocation (80%), or the maximum allowable allocation from Table 2 (85%). Because there is no change in the maximum allocation for the combined Groups A, B, and X, there is no change in the new maximum allowable allocation for Group A, or the new minimum required allocation for Group Y. Because your allocation instructions comply with the new maximum allowable and new minimum required allocations, we rebalance your Contract Value in the Investment Options according to your allocation instructions.


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

o On the fifth Quarterly Anniversary, your Contract Value has decreased to 79% of the Target Value ($79,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X has decreased to 75% (the lesser of the current maximum allowable allocation (80%), or the maximum allowable allocation from Table 2 (75%)). According to Table 3, the new maximum allowable allocation for Group A has decreased to 20%, and the new minimum required allocation for Group Y has increased to 25%. Because your allocation instructions do not comply with the new maximum allowable and new minimum required allocations, we rebalance your Contract Value in the Investment Options according to the following required allocations. The required allocation for Group A is 20% (the lesser of your selected allocation for Group A (25%), or the new maximum allowable allocation (20%)). The new maximum allowable allocation for the combined Groups B and X has increased to 55% (the new maximum allowable allocation for the combined Groups A, B and X (75%), less the new required allocation for Group A (20%)). Because your selected allocation for Groups B and X (50%) is less than the new maximum allowable allocation (55%), we remove the 5% excess allocation from Group A and apply it to the combined Groups B and X. The new required allocation for Groups B and X is 55%. Because we were able to apply all the excess allocation from Group A to the combined Groups B and X, the required allocation for Group Y is equal to your allocation instructions. We then rebalance your Contract Value within the Investment Options as follows.


                    INVESTMENT OPTION GROUP REBALANCING CALCULATION ALLOCATION AFTER THE QUARTERLY REBALANCING
                                                [A X (B / C)]*
Investment Option 1            A              = 20% x (15% / 25%)                      12%
Investment Option 2            A              = 20% x (10% / 25%)                       8%
Investment Option 3            B              = 55% x (20% / 50%)                      22%
Investment Option 4            B              = 55% x (15% / 50%)                      17%
Investment Option 5            X              = 55% x (15% / 50%)                      16%
Investment Option 6            Y              = 25% x (25% / 25%)                      25%

* "a" is the new required group allocation for the current Quarterly Anniversary, "b" is the required allocation for each Investment Option from the previous Quarterly Anniversary, and "c" is the required group allocation from the previous Quarterly Anniversary.

o On the sixth Quarterly Anniversary, your Contract Value has decreased to 73% of the Target Value ($73,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X has decreased to 70% (the lesser of the current maximum allowable allocation (75%), or the maximum allowable allocation from Table 2 (70%)). According to Table 3, the new maximum allowable allocation for Group A remains at 20%, and the new minimum required allocation for Group Y increases to 30%. Because your selected allocations do not comply with the new maximum allowable and new minimum required allocations, we rebalance your Contract Value in the Investment Options according to the following required allocations. The required allocation for the combined Groups A, B and X is 70% (the lesser of your selected allocation for the combined Groups A, B and X (75%), or the new maximum allowable allocation (70%)). The required allocation for Group A is 20% (the lesser of your selected allocation for Group A (25%), or the new maximum allowable allocation (20%)). The new maximum allowable allocation for the combined Groups B and X has decreased to 50% (the new maximum allowable allocation for the combined Groups A, B and X (70%), less the new required allocation for Group A (20%)). Because your allocation instructions for the combined Groups B and X (50%) is already equal to the new maximum allowable allocation (50%), the required allocation for the combined Groups B and X is equal to your allocation instructions. Instead we remove the 5% excess allocation from Group A and apply it to Group Y. We then rebalance your Contract Value within the Investment Options as follows.

                    INVESTMENT OPTION GROUP REBALANCING CALCULATION ALLOCATION AFTER THE QUARTERLY REBALANCING
                                                [A X (B / C)]*
Investment Option 1            A              = 20% x (12% / 20%)                      12%
Investment Option 2            A              = 20% x (8% / 20%)                        8%
Investment Option 3            B              = 50% x (22% / 55%)                      20%
Investment Option 4            B              = 50% x (17% / 55%)                      15%
Investment Option 5            X              = 50% x (16% / 55%)                      15%
Investment Option 6            Y              = 30% x (25% / 25%)                      30%

* "a" is the new required group allocation for the current Quarterly Anniversary, "b" is the required allocation for each Investment Option from the previous Quarterly Anniversary, and "c" is the required group allocation from the previous Quarterly Anniversary.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

TERMINATION OF THE INVESTMENT PROTECTOR
The Investment Protector will terminate upon the earliest of the following.
o The Business Day we process your request to remove the Investment
  Protector from the Contract (the rider termination date).
o The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive the death benefit, then the Investment Protector will terminate as of the end of the Business Day during which we receive in Good Order at the Service Center, both due proof of death and an election of the death benefit payment option.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 3, The Annuity Phase.
o The Business Day we process your request for a full withdrawal.
o Contract termination.



11.b THE INCOME PROTECTOR
The Income Protector is designed for those who want guaranteed lifetime income in the form of partial withdrawals (Lifetime Plus Payments) and continued access to both Contract Value and a death benefit for a period of time, as opposed to Annuity Payments that provide higher periodic lifetime payments but eliminate both your Contract Value and death benefit. Lifetime Plus Payments received before your Contract Value is reduced to zero are treated as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, GAINS FROM THE ENTIRE CONTRACT ARE CONSIDERED TO BE DISTRIBUTED FIRST AND ARE SUBJECT TO ORDINARY INCOME TAX.


You can select the Income Protector subject to certain age restrictions and you can also remove it from your Contract. If you select the Income Protector you will be subject to a rider charge. We reserve the right to change the rider charge for this benefit on each Quarterly Anniversary. The rider charge is discussed in the Fee Tables and section 6, Expenses - Rider Charges.

We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). These payments are available to you immediately if the Covered Person(s) meets certain age restrictions. You choose how often you will receive payments and how much you will receive subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.

THERE ARE SEVERAL IMPORTANT POINTS FOR YOU TO CONSIDER BEFORE SELECTING THE INCOME PROTECTOR.
o This benefit does not create Contract Value or guarantee the performance of any Investment Option.
o You can remove the Income Protector from your Contract on a Quarterly Anniversary if your Contract Value is positive. If you remove this benefit from your Contract you cannot reselect it. In addition, if your Contract includes the No Withdrawal Charge Option, you can only remove this benefit from your Contract under certain circumstances.
o Under the Income Protector we restrict your ability to make additional Purchase Payments, we limit how you may allocate and transfer Contract Value among the Investment Options, and we rebalance your Contract Value between your selected Investment Options on a quarterly basis. We put these restrictions in place to support the benefit's guarantees, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may be less than the Contract Value you would have had without the benefit.
o If you do not begin Lifetime Plus Payments during the period they are available your benefit will terminate and you will have incurred higher Contract charges without receiving any of this benefit's advantages.


o You cannot begin joint Lifetime Plus Payments under the Income Protector (08.09) if any Covered Person is younger than age 65 or age 91 or older. THEREFORE, JOINT LIFETIME PLUS PAYMENTS WILL NEVER BE AVAILABLE UNDER THE INCOME PROTECTOR (08.09) IF THERE IS MORE THAN A 25-YEAR AGE DIFFERENCE BETWEEN JOINT COVERED PERSONS.


o If there are joint Covered Persons and one Covered Person dies after Lifetime Plus Payments have begun, any payments received by the surviving spouse (who is also a Covered Person) after the date of death and before the survivor reaches age 59 1/2 will be subject to a 10% federal penalty tax unless an exception applies.
o If you take less than the annual maximum Lifetime Plus Payment you are entitled to in a Benefit Year, you could reduce the chance that you will receive an increase to the next year's annual maximum payment.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE AND YOUR TAX ADVISER WHETHER THE INCOME PROTECTOR IS APPROPRIATE FOR YOUR SITUATION.


ADDING THE INCOME PROTECTOR TO YOUR CONTRACT
You can select the Income Protector at issue or on any subsequent Quarterly Anniversary if it is available one time before the older Covered Person's 81st birthday. YOU CANNOT SELECT THE INCOME PROTECTOR AFTER THE OLDER COVERED PERSON REACHES AGE 81. YOU ALSO CANNOT SELECT THE INCOME PROTECTOR IF YOUR CONTRACT INCLUDES (OR PREVIOUSLY INCLUDED) A LIFETIME BENEFIT. However, if you have (or had) one of the previously available Target Date Benefits or the Investment Protector, you can replace that benefit with the Income Protector if you can meet the age restrictions for selecting the Income Protector. In addition, if your Contract includes the No Withdrawal Charge Option, any replacement of these benefits must happen simultaneously.


You can select the Income Protector after the Issue Date by completing the appropriate form. We will process your request to add this benefit to your Contract on the Quarterly Anniversary that occurs after we receive your request in Good Order at our Service Center, and the rider effective date will be that Quarterly Anniversary. We must receive this form within 30 days before a Quarterly Anniversary in order to add the benefit on that anniversary; otherwise we will add the benefit on the next Quarterly Anniversary. If the Quarterly Anniversary does not occur on a Business Day, we will process your request to add this benefit on the next Business Day. Your Contract Value on the rider effective date must be at least $10,000 (or $25,000 if you also selected the No Withdrawal Charge Option). On this form we will ask you to reallocate your Contract Value so that it complies with the Investment Option allocation and transfer restrictions discussed later in this section. We will not process your request to add this benefit to your Contract until the allocation of your Contract Value complies with these restrictions. On the rider effective date, we will increase your Contract's annual expenses to include the rider charge.

UNDER THE INCOME PROTECTOR, WE RESTRICT YOUR ABILITY TO MAKE ADDITIONAL PURCHASE PAYMENTS AND YOU CANNOT MAKE ANY ADDITIONAL PAYMENTS ON OR AFTER THE BENEFIT DATE. For more information, see section 2, Purchase - Purchase Payments. These payment restrictions also limit your ability to participate in the automatic investment plan. In addition, the flexible rebalancing program is not available to you if your Contract includes the Income Protector. However, if you remove the Income Protector from your Contract, the restrictions associated with this benefit will no longer apply on or after the rider termination date.

REMOVING THE INCOME PROTECTOR FROM YOUR CONTRACT
Once you select the Income Protector, you can also remove it from your Contract while your Contract Value is positive. If you remove this benefit from your Contract, it will not be available for future selection. If your Contract includes the No Withdrawal Charge Option, you can only remove the Income Protector from your Contract if: a) we increase the rider charge on a Quarterly Anniversary; b) you select single Lifetime Plus Payments, the sole Covered Person dies and the spouse continues the Contract; or c) you can simultaneously replace the Income Protector with the Investment Protector as discussed in section 11, Selection of Optional Benefits.


You can remove the Income Protector from your Contract by completing the appropriate form. If you are removing this benefit because we are increasing the rider charge on a Quarterly Anniversary, we must receive this form within 30 days of the date of the letter notifying you of the rider charge increase in order to remove the benefit before the rider charge increase will take effect. If you are removing this benefit for any other reason, we must receive this form no later than 30 days before a Quarterly Anniversary in order to remove the benefit on that anniversary; otherwise we will remove the benefit on the next Quarterly Anniversary. We will process your request on the Quarterly Anniversary that occurs immediately after we receive your request in Good Order at our Service Center. The rider termination date will be the Quarterly Anniversary that we remove this benefit from your Contract. If the Quarterly Anniversary does not occur on a Business Day, we will process your request to remove this benefit on the next Business Day. If you remove the Income Protector from your Contract, then beginning on the rider termination date:
o if Lifetime Plus Payment have begun they will stop,
o we will deduct the final rider charge,
o the Income Protector will not be available to you in the future,
o the restrictions on additional Purchase Payments associated with this benefit will no longer apply,
o the limitations on how you may allocate and transfer Contract Value among the Investment Options associated with this benefit will no longer apply, and
o the flexible rebalancing program will again be available to you.


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

WHO IS CONSIDERED A COVERED PERSON(S)?
For single Lifetime Plus Payments and for:
o solely owned Contracts, the Covered Person is the Owner.
o Contracts owned by a non-individual, the Covered Person is the Annuitant.
o jointly owned Contracts, you can choose which Owner is the Covered
  Person subject to the maximum age restriction for adding the Income Protector to your Contract (age 80 or younger).

For joint Lifetime Plus Payments, Covered Persons must be spouses and for:
o Non-Qualified Contracts:
  -  spouses must be Joint Owners; or
  - one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary if the sole Owner is a non-individual; or
  - one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.

o Qualified Contracts:
  - one spouse must be both the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or
  - if the Contract is owned by a non-individual, then one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary. However, if we require a non-individual Owner to also be the sole primary Beneficiary, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary solely for the purpose of determining the Lifetime Plus Payment.

After the rider effective date, you cannot add a Covered Person to your Contract or replace Covered Persons. However, you can remove a Covered Person if you selected joint Lifetime Plus Payments. YOU CAN MAKE THIS CHANGE ONLY ONCE.

Before the Benefit Date, you can remove a joint Covered Person within 30 days before a rider anniversary by completing the appropriate form. After the Benefit Date, you can remove a joint Covered Person within 30 days before a Benefit Anniversary by completing the appropriate form. We will process your request on the rider anniversary* (or Benefit Anniversary,* as applicable) that occurs immediately after we receive your request in Good Order at our Service Center. If you remove a joint Covered Person from your Contract, we will change the rider charge to equal the current rider charge for single Lifetime Plus Payments that is in effect on the anniversary that we process your request if this amount differs from the rider charge on your Contract. HOWEVER, WE GUARANTEE THAT ANY NEW RIDER CHARGE WILL NOT BE GREATER THAN THE MAXIMUM RIDER CHARGE FOR SINGLE LIFETIME PLUS PAYMENTS THAT IS SET OUT IN SECTION 6, EXPENSES - RIDER CHARGES.

* Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.

After the Benefit Date we will not reduce your Lifetime Plus Payment if you remove a joint Covered Person, but we may increase your payment as follows. We will compare your current annual maximum Lifetime Plus Payment to a payment based on the appropriate percentage for the remaining Covered Person's current age and the Contract Value at the end of the Business Day before the Benefit Anniversary that we process the removal (see the age band table in the "Lifetime Plus Payments" discussion later in this section). If the payment based on the appropriate percentage for the remaining Covered Person's current age and this Contract Value is greater, we will increase your annual maximum Lifetime Plus Payment to this new amount. If you are receiving the annual maximum payment, the same increase will also apply to the actual Lifetime Plus Payment you receive for the coming year. However, if you are receiving less than the annual maximum, we will change the actual Lifetime Plus Payment if you chose to receive a percentage of your annual maximum, but not if you chose to receive a specific dollar amount.

NOTE: A PERSON WILL NO LONGER QUALIFY AS A COVERED PERSON AND WILL BE REMOVED FROM THE CONTRACT IF THAT PERSON IS NO LONGER AN OWNER, JOINT OWNER, ANNUITANT, SOLE PRIMARY BENEFICIARY, OR SOLE CONTINGENT BENEFICIARY AS REQUIRED HERE.

NOTE FOR JOINT LIFETIME PLUS PAYMENTS: The Covered Persons must continue to qualify as spouses under federal law until the Income Protector terminates. Once you declare the Covered Persons, if at any time before your benefit terminates you are no longer spouses, you must send us notice and remove a Covered Person from the Contract.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

NOTE FOR JOINT OWNERS SELECTING SINGLE LIFETIME PLUS PAYMENTS: If you are not spouses, Lifetime Plus Payments will stop with the death of any Owner if the Contract Value is positive at the time of death. THIS MEANS THAT IF YOU SELECT SINGLE LIFETIME PLUS PAYMENTS ON A JOINTLY OWNED CONTRACT, LIFETIME PLUS PAYMENTS COULD STOP EVEN IF THE COVERED PERSON IS STILL ALIVE.

LIFETIME PLUS PAYMENT OVERVIEW
The Income Protector provides income in the form of Lifetime Plus Payments for the lifetime(s) of the Covered Person(s). We base your initial Lifetime Plus Payment on the Benefit Base and age-based payment percentage of the younger Covered Person. The Benefit Base is the greater of the highest quarterly Contract Value, or a quarterly simple interest increase of one-fourth of the Annual Increase Percentage applied to Purchase Payments for a guaranteed number of years. We determine your age-based payment percentage by using the Annual Maximum Lifetime Plus Payment Table. We set the Annual Maximum Lifetime Plus Payment Table for your Contract on the rider effective date and once the table is set we cannot change it. The current Annual Maximum Lifetime Plus Payment Table for the Income Protector (08.09) is as follows:


                 ANNUAL MAXIMUM LIFETIME PLUS PAYMENT TABLE FOR THE INCOME PROTECTOR (08.09)
               AGE BAND OF THE COVERED PERSON                 ANNUAL MAXIMUM LIFETIME PLUS PAYMENT PERCENTAGE
(OR YOUNGER COVERED PERSON FOR JOINT LIFETIME PLUS PAYMENTS)
                          65 - 79                                                  4.5%
                            80+                                                    5.5%


If you add the Income Protector to your Contract in the future, you will be subject to the current Annual Maximum Lifetime Plus Payment Table that is applicable at that time. In the future, we may add payment percentages for ages as low as 50, or we may set the minimum age for Lifetime Plus Payments as high as age 85. The minimum payment percentage for any age that we intend to offer in the future is 3% and the maximum is 8%.

The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year under the Income Protector, but you can choose to take less than this amount. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Your annual maximum Lifetime Plus Payment may increase if there are any gains in the Contract Value or when the age-based payment percentage for the younger Covered Person multiplied by the Contract Value is greater than the current annual maximum Lifetime Plus Payment as discussed later in this section. However, if you take less than the annual maximum Lifetime Plus Payment that you are entitled to in a Benefit Year, you could reduce the chance that you will receive any annual increase to your payment.


IF YOU BEGIN RECEIVING LIFETIME PLUS PAYMENTS:
o Partial Annuitizations are no longer available.
o You cannot make any additional Purchase Payments.
o The automatic investment plan and the systematic withdrawal program are no longer available.
o The free withdrawal privilege is no longer available. However, Lifetime
  Plus Payments are not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis (except in the state of Washington, where Lifetime Plus Payments will reduce the Withdrawal Charge Basis).
o You can only remove the Income Protector from your Contract while your Contract Value is positive. However, if you remove this benefit from your Contract the four restrictions listed above will not apply on or after the rider termination date.
o You can only change the ownership of this Contract if you selected joint Lifetime Plus Payments and:
  -  an Owner dies and the spouse continues the Contract, or
  - you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.
o The rider charge for this benefit continues until the earlier of the rider termination date, or the Business Day your Contract Value is reduced to zero.
o If you have the Quarterly Value Death Benefit, the additional M&E charge for the Quarterly Value Death Benefit will continue as long as the Quarterly Value Death Benefit value is greater than zero.


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

o The Contract Value will continue to fluctuate as a result of market performance, and it will decrease on a dollar for dollar basis with each Lifetime Plus Payment and any Excess Withdrawal, and the quarterly deduction of the rider charge. Excess Withdrawals (including a withdrawal of the entire Contract Value) include any applicable withdrawal charge. They will also reduce the Withdrawal Charge Basis on a dollar for dollar basis.
o Excess Withdrawals will also reduce your Benefit Base and annual maximum Lifetime Plus Payment proportionately by the percentage of Contract Value withdrawn. TAKING AN EXCESS WITHDRAWAL MAY CAUSE YOUR LIFETIME PLUS PAYMENTS TO STOP AND YOUR BENEFIT TO TERMINATE.
o The portion of the Traditional Death Benefit value that is based on Purchase Payments will no longer increase.
o Each Lifetime Plus Payment and any Excess Withdrawal will reduce the portion of the Traditional Death Benefit value that is based on Purchase Payments (or the portion of the Quarterly Value Death Benefit value that is based on the Quarterly Anniversary Value, if applicable) proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge).
o We may apply an annual payment increase to your annual maximum Lifetime
  Plus Payment on every Benefit Anniversary before the older Covered Person's 91st birthday. If you receive an annual payment increase, we will also change your Benefit Base.


REQUESTING LIFETIME PLUS PAYMENTS
To begin receiving Lifetime Plus Payments you must submit a payment election form to our Service Center. Lifetime Plus Payments will begin on the Benefit Date, which must be the 1st or 15th of a calendar month. The Benefit Date will be at least 15 calendar days after your request has been received in Good Order at our Service Center. The earliest Benefit Date you can select is the one that occurs after the younger Covered Person reaches their Exercise Age birthday, and the last available Benefit Date you can select is the one that occurs before the older Covered Person's 91st birthday.

We set the Exercise Age for your Contract on the rider effective date and once your Exercise Age is set we cannot change it. The current Exercise Age for the Income Protector (08.09) is age 65. If you add the Income Protector to your Contract in the future, you will be subject to the current Exercise Age that is applicable at that time. In the future, the minimum Exercise Age we intend to offer is age 50 and the maximum Exercise Age we intend to offer is age 85. THIS MEANS THAT IF YOU ADD THE INCOME PROTECTOR TO YOU CONTRACT IN THE FUTURE, WE COULD REQUIRE YOU TO WAIT UNTIL AGE 85 TO START LIFETIME PLUS PAYMENTS.



If you have not begun receiving Lifetime Plus Payments six months before the older Covered Person's 91st birthday, we will send you written notice that the benefit is about to terminate. If the benefit terminates before you begin receiving Lifetime Plus Payments, you will have incurred higher Contract charges without receiving any of this benefit's advantages. If your Contract Value reduces to zero for any reason other than a withdrawal while this benefit is in effect and before Lifetime Plus Payments have begun, on the next available Benefit Date we will begin making annual payments to you of your annual maximum Lifetime Plus Payment.

NOTE: IF YOU ADD THE INCOME PROTECTOR TO YOUR CONTRACT WHEN THE OLDER COVERED PERSON IS AGE 80, THEN WE WILL EXTEND THE LATEST AVAILABLE BENEFIT DATE BY 30 CALENDAR DAYS IN ORDER TO ALLOW YOU TO RECEIVE THE MAXIMUM BENEFIT FROM THE ANNUAL INCREASE.

You can elect to receive Lifetime Plus Payments on an annual, semi-annual, quarterly, monthly or semi-monthly basis. Monthly and semi-monthly payments are only available through an electronic transfer of funds. If the scheduled Lifetime Plus Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

Once each Benefit Year you can change the frequency of Lifetime Plus Payments for the following Benefit Year. However, you cannot change the frequency of your payments on or after the Business Day your Contract Value is reduced to zero; from that point on you will receive the maximum Lifetime Plus Payment you are entitled to at the same payment frequency you were receiving before your Contract Value was reduced to zero. You must provide notice of any requested change to the frequency of your Lifetime Plus Payment to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we will change the payment frequency on the Benefit Anniversary and the change will remain in effect until the benefit terminates or you request another change.

CALCULATING YOUR LIFETIME PLUS PAYMENTS

The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year under the Income Protector. We base your initial annual maximum Lifetime Plus Payment on the Benefit Base (see "Benefit Base" later in this section) multiplied by the current age-based payment percentage of the younger Covered Person as set out in the Annual Maximum Lifetime Plus Payment

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

Table (see "Lifetime Plus Payment Overview" earlier in this section). On the Benefit Date, if your initial annual maximum Lifetime Plus Payment would be less than $100, this benefit will terminate and Lifetime Plus Payments will not be available to you.

Your annual maximum Lifetime Plus Payment will only decrease if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. An Excess Withdrawal includes any applicable withdrawal charge. We treat any portion of a withdrawal you take while you are receiving Lifetime Plus Payments that is not an Excess Withdrawal as a Lifetime Plus Payment. AN EXCESS WITHDRAWAL WILL REDUCE NEXT YEAR'S ANNUAL MAXIMUM LIFETIME PLUS PAYMENT ON THE NEXT BENEFIT ANNIVERSARY AFTER THE WITHDRAWAL. The reduction is proportionate based on the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the Excess Withdrawal.

Keep in mind that any partial Excess Withdrawal must comply with the restrictions set in section 8, Access to Your Money (you cannot take less than $500 and the Contract Value after the withdrawal must be at least $2,000). This means that you cannot take an Excess Withdrawal of less than your entire Contract Value if your Contract Value is already less than $2,000. Also, if at the end of the Business Day that we process your withdrawal request, an Excess Withdrawal would reduce your Contract Value to less than $2,000, we send you the entire remaining Contract Value, Lifetime Plus Payments will stop, and your Contract will terminate. In addition, we review how each Excess Withdrawal taken during the current Benefit Year would hypothetically reduce your current annual maximum Lifetime Plus Payment. On the Business Day you take an Excess Withdrawal, if the current Benefit Base (after reduction for the Excess Withdrawal) multiplied by the age-based payment percentage of the younger Covered Person as of the previous Benefit Anniversary is less than $100, we send you the entire remaining Contract Value, Lifetime Plus Payments will stop, and your Contract will terminate.

The annual maximum Lifetime Plus Payment is the amount you are entitled to, but you can choose to take less than this amount. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment divided by the number of payments you chose to receive during the Benefit Year. The initial actual Lifetime Plus Payment must either be zero, or at least $100. If we are unable to structure your initial payment so that it complies with these restrictions for the payment frequency you selected, Lifetime Plus Payments will not be available to you and we will contact you to discuss alternate arrangements.

We will deduct each Lifetime Plus Payment (and any additional payments resulting from a required minimum distribution) and any Excess Withdrawal proportionately from the Investment Options. We will continue to allocate the Contract Value among the Investment Options according to your instructions while your benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect (subject to certain restrictions set out in section 4, Investment Options - Transfers, and the "Investment Option Allocation and Transfer Restrictions" discussion later in this section).

If you reach a point where the Lifetime Plus Payment you are receiving is greater than your remaining Contract Value, we will credit your Contract with the difference of your Lifetime Plus Payment minus your Contract Value immediately before we make the payment. We will then make the Lifetime Plus Payment and reduce your Contract Value to zero. We make this credit for tax reasons so that this last payment before the Contract Value is reduced to zero will be taxed as a withdrawal and all subsequent Lifetime Plus Payments will be taxed as annuity payments. If your Contract Value is reduced to zero for any reason other than an Excess Withdrawal of the entire Contract Value while the benefit is in effect, then Lifetime Plus Payments will continue until the deaths of all Covered Persons.

NOTE FOR QUALIFIED CONTRACTS: If we calculate the required minimum distribution based on the value in this Contract and this amount is greater than your remaining Lifetime Plus Payments for the calendar year, we will do one of the following.
o If you will receive at least one more payment before the end of the calendar year, each remaining Lifetime Plus Payment for the calendar year will be equal to the remaining required minimum distribution divided by the number of payments remaining. We do not consider this type of increase to be an annual increase of your Lifetime Plus Payment or an Excess Withdrawal, and it is not subject to a withdrawal charge.
o If you will not receive any more payments before the end of the calendar year, we will instead send you one payment by the end of the calendar year that is equal to the remaining required minimum distribution. We do not consider this type of increase in your payment to be an annual increase of your Lifetime Plus Payment or an Excess Withdrawal, and it is not subject to a withdrawal charge.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOUR CONTRACT VALUE HAS NOT BEEN REDUCED TO ZERO. (For more information see section 3, The Annuity Phase.) If on the maximum permitted Income Date you are receiving Lifetime Plus Payments, we guarantee you will receive the greater of your maximum Lifetime Plus Payment or fixed Annuity Payments based on the Contract Value under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, or if you choose to take variable Annuity Payments, these guarantees will not apply.

AUTOMATIC ANNUAL PAYMENT INCREASES TO THE LIFETIME PLUS PAYMENTS
On each Benefit Anniversary before the older Covered Person's 91st birthday, we may increase your annual maximum Lifetime Plus Payment if there is any gain in the Contract Value since the previous Benefit Anniversary, or when the Lifetime Plus Payment percentage increases based on the age of the Covered Person as follows.

o If at the end of the Benefit Year you have taken your annual maximum
  Lifetime Plus Payment (as actual Lifetime Plus Payments and/or withdrawals), we will automatically increase next year's annual maximum Lifetime Plus Payment if the Contract Value at the end of the Business Day before the current Benefit Anniversary, is greater than the Contract Value at the end of the Business Day before the previous Benefit Anniversary (or the Benefit Date, in the case of the first Benefit Anniversary). If the Contract Value has increased, we calculate the percentage of growth between these two Contract Values and increase your annual maximum Lifetime Plus Payment by this percentage. For example, if your Contract Value increases by 5%, your annual maximum Lifetime Plus Payment will increase by 5%.
o You are also eligible to receive an increase to your annual maximum
  Lifetime Plus Payment regardless of whether or not you have taken your annual maximum Lifetime Plus Payment during the Benefit Year. We will increase your annual maximum Lifetime Plus Payment on a Benefit Anniversary if the payment percentage for the current age of the younger Covered Person, multiplied by the Contract Value at the end of the previous Business Day, results in a higher annual maximum Lifetime Plus Payment. In this case, we will increase your annual maximum Lifetime Plus Payment to this new value as of the Benefit Anniversary.

IF YOU TAKE LESS THAN THE ANNUAL MAXIMUM LIFETIME PLUS PAYMENT YOU ARE ENTITLED TO, AN AUTOMATIC ANNUAL INCREASE TO YOUR ANNUAL MAXIMUM PAYMENT MAY NOT INCREASE THE ACTUAL PAYMENT YOU RECEIVE. If you request payments be made to you in a dollar amount, any automatic annual payment increase does not increase your actual Lifetime Plus Payment. If you request payments be made to you in a percentage, any automatic annual payment increase will increase the dollar amount of your actual Lifetime Plus Payment, but it does not increase your requested percentage. For example, you request an annual actual Lifetime Plus Payment of 80% of your annual maximum, which produces an annual actual Lifetime Plus Payment of $800. If your annual maximum Lifetime Plus Payment increases by 10%, your actual annual payment percentage will remain at 80%, but you will now receive an annual actual Lifetime Plus of $880. If instead you request an annual actual Lifetime Plus Payment of $800, and your annual maximum Lifetime Plus Payment increases by 10%, your actual annual payment remains at $800.

NOTE: AUTOMATIC ANNUAL PAYMENT INCREASES TO THE LIFETIME PLUS PAYMENTS ARE NO LONGER AVAILABLE AFTER THE OLDER COVERED PERSON'S 91ST BIRTHDAY, OR ON OR AFTER THE BUSINESS DAY YOUR CONTRACT VALUE IS REDUCED TO ZERO.

LIFETIME PLUS PAYMENT EXAMPLES
o You select the Income Protector with single Lifetime Plus Payments. You are the only Owner and are also the sole Covered Person. All valuations of the Contract Value in this example occur at the end of the previous Business Day and reflect the deduction of any applicable transfer fees or the contract maintenance or rider charges. For these examples, assume that your Annual Maximum Lifetime Plus Payment Table is as follows:

AGE BAND OF THE COVERED PERSON  ANNUAL MAXIMUM LIFETIME PLUS PAYMENT PERCENTAGE
-------------------------------------------------------------------------------
           65 - 79                                    4%
             80+                                      5%

o On the Benefit Date, you are age 77, your Contract Value is $100,000, and your Benefit Base is $105,000.You choose to receive annual payments of your entire annual maximum Lifetime Plus Payment. Your initial annual maximum (and annual actual) Lifetime Plus Payment is $4,200 ($105,000 x 4%).

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

                           AGE BENEFIT BASE CONTRACT VALUE ANNUAL PAYMENT PERCENTAGE ANNUAL MAXIMUM/ACTUAL LIFETIME PLUS PAYMENT
Benefit Date               77    $105,000      $100,000               4%                               $4,200
First Benefit Anniversary  78    $107,100      $102,000               4%                               $4,284
Second Benefit Anniversary 79    $107,100     $  98,000               4%                               $4,284
Third Benefit Anniversary  80    $100,000      $100,000               5%                               $5,000

o On the first Benefit Anniversary the current Contract Value is greater than the Contract Value on the Benefit Date. The percentage of the increase is ($102,000 - $100,000) / $100,000 = 2%. We then apply a 2% annual payment increase to the annual maximum/actual Lifetime Plus Payment ($4,200 x 1.02 = $4,284). We also apply this 2% increase to the Benefit Base ($105,000 x 1.02 = $107,100), which will increase the amount of the daily rider charge we calculate at the end of day on the first Benefit Anniversary and every day after that.
o On the second Benefit Anniversary the current Contract Value is less than the Contract Value on the first Benefit Anniversary so there is no annual payment increase due to an increase in the Contract Value. Also, your current annual payment percentage applied to your current Contract Value (4% x $98,000 = $3,920) does not result in a higher payment, so we do not increase your annual maximum/actual payment or the Benefit Base at this time, which means the amount of your daily rider charge also will not increase.
o On the third Benefit Anniversary the current Contract Value is greater than the Contract Value on the second Benefit Anniversary. The percentage of the increase is ($100,000 - $98,000) / $98,000 = 2.04%. We then apply a 2.04%
  annual payment increase to the annual maximum/actual Lifetime Plus Payment ($4,284 x 1.0204 = $4,371). However, you also crossed an age band since the last Benefit Anniversary and your annual payment percentage has increased to 5%. We then compare your current annual maximum payment ($4,371) to the result of your current annual payment percentage multiplied by the current Contract Value (5% x $100,000 = $5,000). Because the annual maximum Lifetime Plus Payment based on the new percentage and current Contract Value is greater than the payment based on the increase in Contract Value, we will increase you annual maximum/actual Lifetime Plus Payment to $5,000 and we reset your Benefit Base to equal the $100,000 Contract Value. This will also reduce the amount of the daily rider charge we calculate at the end of day on the third Benefit Anniversary and every day after that.

EXAMPLE OF THE EFFECT OF AN EXCESS WITHDRAWAL ON THE LIFETIME PLUS PAYMENT
o On the third Benefit Anniversary you decide to take an annual actual
  Lifetime Plus Payment of $3,000. During the second month of the fourth Benefit Year you request a withdrawal of $8,820 at a time when the Contract Value is $98,000.
o We determine how much of this withdrawal is an Excess Withdrawal by taking amount withdrawn ($8,820) and subtracting the result of the difference between the annual maximum payment ($5,000) and annual actual payment ($3,000), which is: $8,820 - ($5,000 - $3,000) = $6,820. So, $6,820 of the
  withdrawal is an Excess Withdrawal that is subject to a withdrawal charge, and the remainder of the withdrawal ($8,820 - $6,820 = $2,000) is treated as a Lifetime Plus Payment and is not subject to a withdrawal charge. This portion of the withdrawal that is treated as a payment reduces your Contract Value on a dollar for dollar basis, so the Contract Value after the withdrawal/payment is $98,000 - $2,000 = $96,000.
o The total amount of the Excess Withdrawal also includes the withdrawal charge. If the withdrawal charge is 3%, the total Excess Withdrawal is: $6,820 / (1 - 0.03) = $6,820 / 0.97 = $7,030.93. The Excess Withdrawal also reduces your Contract Value on a dollar for dollar basis, so the Contract Value after the Excess Withdrawal is $96,000 - $7,030.93 = $88,969.07. As a percentage of Contract Value, the total Excess Withdrawal (including the withdrawal charge) represents 7.32% of Contract Value ($7,030.93 / $96,000 = 7.32%).
o We also reduce the current Benefit Base proportionately by the percentage of Contract Value withdrawn as an Excess Withdrawal, which is $100,000 - ($100,000 x 7.32%) = $100,000 - $7,320 = $92,680. This reduction in the Benefit Base will also reduce the amount of the daily rider charge we calculate at the end of day we process the withdrawal and on every day after that. We also review how this Excess Withdrawal would hypothetically reduce your current annual maximum Lifetime Plus Payment. The new Benefit based multiplied by the current annual payment percentage is $92,680 x 5% = $4,634, which is greater than the $100 minimum required amount for Lifetime Plus Payments. Because the minimum payment amount is met, we will not require you take an Excess Withdrawal of the entire remaining Contract Value at this time.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

o On the fourth Benefit Anniversary your Contract Value has decreased and you have not crossed an age band since the last Benefit Anniversary so your annual payment percentage has not increased. Therefore you will not receive an annual increase to your annual maximum Lifetime Plus Payment on this anniversary. However, we will reduce your annual maximum Lifetime Plus Payment for the Excess Withdrawal you took during the fourth Benefit Year. We calculate your annual maximum Lifetime Plus Payment on the fourth Benefit Anniversary as follows: the annual maximum Lifetime Plus Payment from the third Benefit Anniversary reduced by the 7.32% of Contract Value withdrawn as an Excess Withdrawal during the fourth year (including the withdrawal charge we calculated in the previous bullet point), which is $5,000 - (7.32% x $5,000) = $5,000 - $366.19 = $4,633.81. We already reduced your Benefit Base for the Excess Withdrawal, so this change the annual maximum Lifetime Play Payment will not affect the rider charge.


THE BENEFIT BASE
We base the initial annual maximum Lifetime Plus Payment under the Income Protector on a percentage of the Benefit Base, which is the greater of the highest quarterly Contract Value, or a quarterly simple interest increase of one-fourth of the Annual Increase Percentage applied to Purchase Payments for a guaranteed number of years. The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment you can take. We also assess the rider charge for the Income Protector against the Benefit Base.


Beginning on the rider effective date, and on each Business Day until the Benefit Date, the Benefit Base is equal to the greater of the Quarterly Anniversary Value, or the Annual Increase. In addition, on the Benefit Date, if your Contract Value at the end of the previous Business Day is greater than the Benefit Base, we will increase your Benefit Base to equal this Contract Value.

On and after the Benefit Date, your Benefit Base will only change if you receive an automatic annual payment increase to your annual maximum Lifetime Plus Payment or you take an Excess Withdrawal. Changes in the Benefit Base will also change the amount of the rider charge that we calculate each day. An Excess Withdrawal will reduce your Benefit Base proportionately by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process your withdrawal. An annual payment increase may increase or decrease your Benefit Base at the end of the Business Day before a Benefit Anniversary as follows.

o If you have taken your annual maximum Lifetime Plus Payment during the previous Benefit Year and we increased next year's annual maximum Lifetime Plus Payment because your Contract Value at the end of the Business Day before the current Benefit Anniversary increased, we increase your Benefit Base by the same percentage. For example, if we increased your annual maximum Lifetime Plus Payment by 5%, we will also increase your Benefit Base by 5%.
o We will also change your Benefit Base to equal the Contract Value at the end of the Business Day before the current Benefit Anniversary, if the age-based payment percentage for the current age of the younger Covered Person multiplied by this Contract Value results in a higher annual maximum Lifetime Plus Payment. This change may increase or decrease your Benefit Base.

Automatic annual payment increases are only available before the older Covered Person's 91st birthday.

THE QUARTERLY ANNIVERSARY VALUE
The Quarterly Anniversary Value is one of the values we use to determine the Benefit Base under the Income Protector. We use the Benefit Base to determine both your rider charge and your initial annual maximum Lifetime Plus Payment. We only calculate the Quarterly Anniversary Value during the Accumulation Phase and before the earlier of the older Covered Person's 91st birthday or the Benefit Date. WE NO LONGER CALCULATE THE QUARTERLY ANNIVERSARY VALUE BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION.

If the rider effective date is the Issue Date, the Quarterly Anniversary Value on the rider effective date is equal to the Purchase Payment received on the rider effective date. If the rider effective date occurs after the Issue Date, the Quarterly Anniversary Value on the rider effective date is equal to the Contract Value at the end of the previous Business Day.

At the end of each Business Day, we increase the Quarterly Anniversary Value by the amount of any additional Purchase Payments received that day and we reduce the Quarterly Anniversary Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge). Withdrawals do not include amounts withdrawn for transfer fees or the contract maintenance or rider charges.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

On each Quarterly Anniversary, the Quarterly Anniversary Value is equal to the greater of its value on the previous Business Day, or the Contract Value at the end of the previous Business Day.

ANY WITHDRAWALS AND/OR PARTIAL ANNUITIZATIONS MAY REDUCE THE QUARTERLY ANNIVERSARY VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Quarterly Anniversary Value, we will deduct more than the amount withdrawn and/or annuitized from the Quarterly Anniversary Value.

For an example of the Quarterly Anniversary Value calculation, see section 11.c, Other Optional Benefits - The Quarterly Value Death Benefit.

NOTE FOR CONTRACTS WITH THE BONUS OPTION: BONUS AMOUNTS ARE NOT INCLUDED IN THE PARTS OF THE QUARTERLY ANNIVERSARY VALUE THAT ARE BASED ON CONTRACT VALUE UNTIL THEY ARE VESTED, AND THE BONUS IS ALSO COMPLETELY EXCLUDED FROM THE PARTS OF THIS VALUE THAT ARE BASED ON PURCHASE PAYMENTS.

THE ANNUAL INCREASE
The Annual Increase is one of the values we use to determine the Benefit Base under the Income Protector. We use the Benefit Base to determine both your rider charge and your initial annual maximum Lifetime Plus Payment. We only calculate the Annual Increase during the Accumulation Phase and before the older Covered Person's 91st birthday or the Benefit Date on which you begin receiving Lifetime Plus Payments. WE NO LONGER CALCULATE THE ANNUAL INCREASE BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION.


On each Quarterly Anniversary during the Guarantee Years, we will apply a simple interest increase of one-fourth of the Annual Increase Percentage to the Purchase Payments (or the Contract Value on the rider effective date, if applicable). In addition, during the period that we calculate the Annual Increase we also automatically reset it to equal the Contract Value if the Contract Value is greater than the Annual Increase on the Quarterly Anniversary. RESETS WILL OCCUR DURING THE ENTIRE PERIOD THAT WE CALCULATE THE ANNUAL INCREASE AND NOT JUST DURING THE GUARANTEE YEARS THAT YOU RECEIVE THE SIMPLE INTEREST INCREASE.

We set the number of Guarantee Years for your Contract on the rider effective date and once this number is set we cannot change it. THE CURRENT NUMBER OF GUARANTEE YEARS FOR THE INCOME PROTECTOR (08.09) IS 20 YEARS. If you add the Income Protector to your Contract in the future, you will be subject to the current number of Guarantee Years that are applicable at that time. THE MINIMUM NUMBER OF GUARANTEE YEARS WE INTEND TO OFFER IN THE FUTURE IS FIVE AND THE MAXIMUM IS 20.

If the rider effective date is the Issue Date, both the Annual Increase and the Increase Base on the rider effective date are equal to the Purchase Payment received on the rider effective date. If the rider effective date occurs after the Issue Date, both the Annual Increase and the Increase Base on the rider effective date are equal to the Contract Value at the end of the previous Business Day.

At the end of each Business Day, we increase both the Annual Increase and the Increase Base by the amount of any additional Purchase Payments received that day, and we reduce both the Annual Increase and the Increase Base proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge). Withdrawals do not include amounts withdrawn for transfer fees or the contract maintenance or rider charges.


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

On each Quarterly Anniversary on or before the maximum rider anniversary, the Annual Increase is equal to the following:
  A + (B X (C - D))
  Where:
  A =The Annual Increase at the end of the previous Business Day;
  B =The Annual Increase Percentage we set on the rider effective date divided by four;
  C =The Increase Base at the end of the previous Business Day; and D =Purchase Payments* received on or after the previous Quarterly Anniversary.
     However, if you selected the Income Protector at issue, then we exclude from "d" any Purchase Payments received before the first Quarterly Anniversary.



* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment. We determine the percentage of Contract Value at the end of the current Business Day.

The maximum rider anniversary is the Quarterly Anniversary that occurs on the number of Guarantee Years after the rider effective date. For example, assume the Issue Date is June 1, 2009, the rider effective date is September 1, 2009 and the number of Guarantee Years is 20 years. The maximum rider anniversary would be September 1, 2029.


We set the Annual Increase Percentage for your Contract on the rider effective date and once this number is set we cannot change it. THE CURRENT ANNUAL INCREASE PERCENTAGE FOR THE INCOME PROTECTOR (08.09) IS 8%, AND THE CURRENT QUARTERLY SIMPLE INTEREST INCREASE IS 2%. If you add the Income Protector to your Contract in the future, you will be subject to the current Annual Increase Percentage and quarterly simple interest increase that are applicable at that time. THE MINIMUM ANNUAL INCREASE PERCENTAGE WE INTEND TO OFFER IN THE FUTURE IS 4% AND THE MAXIMUM IS 10%, AND THE MINIMUM QUARTERLY SIMPLE INTEREST INCREASE IS 1% AND THE MAXIMUM IS 2.5%.

Next, we compare this Annual Increase to the Contract Value at the end of the previous Business Day. If this Contract Value is greater than the Annual Increase, we will reset both the Annual Increase and the Increase Base to equal this Contract Value.

ANY WITHDRAWALS AND/OR PARTIAL ANNUITIZATIONS MAY REDUCE THE ANNUAL INCREASE AND THE INCREASE BASE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Annual Increase, we will deduct more than the amount withdrawn and/or annuitized from the Annual Increase. Likewise, if at the time of withdrawal and/or annuitization the Contract Value is less than the Increase Base, we will deduct more than the amount withdrawn and/or annuitized from the Increase Base.


NOTE FOR CONTRACTS WITH THE BONUS OPTION: BONUS AMOUNTS ARE NOT INCLUDED IN THE PARTS OF THE ANNUAL INCREASE THAT ARE BASED ON CONTRACT VALUE UNTIL THEY ARE VESTED, AND THE BONUS IS ALSO COMPLETELY EXCLUDED FROM THE PARTS OF THIS VALUE THAT ARE BASED ON PURCHASE PAYMENTS.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

                                       80
EXAMPLE OF THE ANNUAL INCREASE
You purchase a Contract with the Income Protector. For this example, assume that your Annual Increase Percentage is 6% and the number of Guarantee Years is 12. You make an initial Purchase Payment of $100,000 on the Issue Date. You make a second Purchase Payment of $10,000 during the third quarter of the first Contract Year. Because you selected this benefit at issue, each rider anniversary will occur on a Contract Anniversary. All valuations of the Contract Value in this example occur at the end of the previous Business Day and reflect the deduction of any applicable transfer fees or the contract maintenance or rider charges.

  QUARTERLY ANNIVERSARY    CONTRACT VALUE INCREASE BASE QUARTERLY INCREASE ANNUAL INCREASE/
                                                                            BENEFIT BASE*
Rider effective date          $100,000      $100,000                           $100,000
1st Quarterly Anniversary    $  98,327      $100,000          $1,500           $101,500
2nd Quarterly Anniversary     $102,864      $100,000          $1,500           $103,000
During the 3rd Quarter                      $110,000                           $113,000
3rd Quarterly Anniversary     $113,732      $110,000          $1,500           $114,500
4th Quarterly Anniversary/    $115,362      $110,000          $1,650           $116,150
1st Rider Anniversary
5th Quarterly Anniversary     $127,451      $127,451                           $127,451
6th Quarterly Anniversary    $  92,983      $127,451          $1,912           $129,363

* Because the table only shows calculations during the Guarantee Years, the Benefit Base will always be equal to the Annual Increase.

o On the rider effective date, both the Annual Increase and the Increase
  Base are equal to the Purchase Payment received on the Issue Date ($100,000).
o On the first Quarterly Anniversary, we apply the simple interest increase to the Increase Base and add it to the Annual Increase, which is:
  (1.5% x $100,000) + $100,000 = $1,500 + $100,000 = $101,500. The Contract
  Value on this anniversary is $98,327, which is less than the Annual Increase so there is no reset.
o On the second Quarterly Anniversary, we apply the simple interest increase to the Increase Base and add it to the Annual Increase, which is:
  (1.5% x $100,000) + $101,500 = $1,500 + $101,500= $103,000. The Contract Value
  on this anniversary is $102,864, which is less than the Annual Increase so there is no reset.
o During the third quarter, on the Business Day we receive the additional Purchase Payment of $10,000 we add that payment to both the Increase Base ($100,000 + $10,000 = $110,000) and the Annual Increase ($103,000 + $10,000 =
  $113,000).
o On the third Quarterly Anniversary, we apply the simple interest increase to the Increase Base. The simple interest increase is the Increase Base minus the Purchase Payment we received during the last quarter multiplied by 1.5%, or 1.5% x ($110,000 - $10,000) = $1,500. We then add the simple interest increase to the Annual Increase, which is: $1,500 + $113,000 = $114,500. The Contract Value on this anniversary is $113,732, which is less than the Annual Increase so there is no reset.
o On the fourth Quarterly Anniversary, we apply the simple interest increase to the Increase Base and add it to the Annual Increase, which is:
  (1.5% x $110,000) + $114,500 = $1,650 + $114,500= $116,150. The Contract Value
  on this anniversary is $115,362, which is less than the Annual Increase so there is no reset.
o On the fifth Quarterly Anniversary, we apply the simple interest increase to the Increase Base and add it to the Annual Increase, which is:
  (1.5% x $110,000) + $116,150 = $1,650 + $116,150= $117,800. However, the
  Contract Value on this anniversary is $127,451, which is greater than the Annual Increase, so we reset both the Annual Increase and the Increase Base to equal the Contract Value of $127,451.
o On the sixth Quarterly Anniversary, we apply the simple interest increase to the Increase Base and add it to the Annual Increase, which is:
  (1.5% x $127,451) + $127,451 = $1,912 + $127,451 = $129,363. The Contract
  Value on this anniversary is $92,983, which is less than the Annual Increase so there is no reset.
o Assuming there were no other resets, no additional Purchase Payments, and no Partial Annuitizations by the 12th rider anniversary (which is the 48th Quarterly Anniversary), the Annual Increase would receive an additional 42 quarterly simple interest increases of $1,912 each. On the 12th Contract Anniversary, the Annual Increase would receive its last quarterly simple interest increase, and would be $209,667.
o On each subsequent Quarterly Anniversary, the Annual Increase may increase due to additional Purchase Payments, or due to resets if the Contract Value is greater than the Annual Increase, but the Annual Increase receives no more 1.5% quarterly simple interest increases.


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING THESE RESTRICTIONS APPLY ONLY TO CONTRACTS WITH THE INCOME PROTECTOR WHILE THE BENEFIT IS IN EFFECT. WHEN YOU SELECT THE INCOME PROTECTOR, YOU CONSENT TO ALLOW US TO REBALANCE YOUR CONTRACT VALUE IN ACCORDANCE WITH THE PROCEDURES DESCRIBED HERE AND IN YOUR CONTRACT. We have put these restrictions in place to support the guarantees that we provide under the Income Protector, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may be less than what you would have had without the benefit.

If you select the Income Protector, we will restrict your selection of certain Investment Options. We set these restrictions on the rider effective date and once we set them we cannot change them. Under the Income Protector (08.09) we require you to allocate 100% of your total Contract Value to the Group C Investment Options. If you add the Income Protector to your Contract after the Issue Date, you must reallocate your Contract Value to comply with these restrictions before we will add the benefit to your Contract. If you add the Income Protector to your Contract in the future, you will be subject to Investment Option restrictions that are applicable at that time. In the future, we could offer as few as one Investment Option Group and five total Investment Options. If we offer more than one Investment Option group in the future, we will not move Investment Options between the groups after the rider effective date.



                 INVESTMENT OPTION GROUP C FOR THE INCOME PROTECTOR (08.09)
                                                   BlackRock Global Allocation V.I. Fund
                                                   Franklin High Income Securities Fund
                                                   Franklin U.S. Government Fund
AZL Fusion Balanced Fund                           Franklin Zero Coupon Fund 2010
                                                   PIMCO VIT All Asset Portfolio
AZL Fusion Moderate Fund                           PIMCO VIT Emerging Markets Bond Portfolio
                                                   PIMCO VIT Global Bond Portfolio (Unhedged)
AZL Money Market Fund
AZL TargetPLUS Balanced Fund                       PIMCO VIT High Yield Portfolio
AZL Van Kampen Equity and Income Fund              PIMCO VIT Real Return Portfolio
                                                   PIMCO VIT Total Return Portfolio
                                                   Templeton Global Bond Securities Fund


We may add or remove Investment Options to or from your Contract after the rider effective date. If we do, we will provide written notice regarding additions to or deletions from the Investment Option groups. WHEN AN INVESTMENT OPTION IS CLOSED OR SUBSTITUTED WITHIN AN INVESTMENT OPTION GROUP, WE WILL SEND WRITTEN NOTICE REGARDING THE CLOSING OR SUBSTITUTION 30 DAYS BEFORE THE EFFECTIVE DATE.

In addition, on each Quarterly Anniversary we will automatically rebalance the amount of Contract Value in each of your selected Investment Options to return you to your selected Investment Option allocation mix based on your most recent allocation instructions for future Purchase Payments. The rebalancing occurs at the end of the Business Day immediately before the Quarterly Anniversary so that it is in effect on the Quarterly Anniversary. However, if you are participating in the DCA program, quarterly rebalancing transfers will not move Contract Value into or out of the DCA Money Market Account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Quarterly rebalancing helps you maintain your specified allocation mix among the different Investment Options. There are no fees for the quarterly rebalancing transfers we make, and we do not currently count these transfers against any free transfers that we allow. Keep in mind the transfers of Contract Value between the Investment Options will not change the allocation instructions for any future Purchase Payments and will not change how we rebalance your Contract Value on each Quarterly Anniversary. In order to change the quarterly rebalancing of your Contract Value when you make a transfer, you must change your allocation instructions for future Purchase Payments. Any change to your allocation instructions must comply with the restrictions for your selected benefit or we will reject your change.


THESE INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS WILL TERMINATE WHEN YOUR BENEFIT TERMINATES.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

TAXATION OF LIFETIME PLUS PAYMENTS
Lifetime Plus Payments that you receive before your Contract Value is reduced to zero will be treated as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, GAINS FROM THE ENTIRE CONTRACT ARE CONSIDERED TO BE DISTRIBUTED FIRST AND ARE SUBJECT TO ORDINARY INCOME TAX. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. While tax law is not entirely clear as to the proper tax treatment, we intend to treat Lifetime Plus Payments that you receive on or after your Contract Value has been reduced to zero as Annuity Payments under a Full Annuitization. For Qualified Contracts, the entire Lifetime Plus Payment will most likely be subject to ordinary income tax. In addition, if any Owner is younger than age 59 1/2, Lifetime Plus Payments may be subject to a 10% federal penalty tax. Lifetime Plus Payments are not subject to a withdrawal charge. If you are taking withdrawals from the Contract under Section 72(t) or 72(q) of the Code and you begin Lifetime Plus Payments before the required series of withdrawals is complete, you may incur a 10% federal penalty tax.

TERMINATION OF THE INCOME PROTECTOR
BEFORE THE BENEFIT DATE, THE INCOME PROTECTOR WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
o The date of death of all Covered Persons.
o The older Covered Person's 91st birthday.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 3, The Annuity Phase.
o The Business Day we process your request for a full withdrawal.
o Contract termination.

ON AND AFTER THE BENEFIT DATE, THE INCOME PROTECTOR WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day we process your request to remove this benefit from your Contract (the rider termination date). This option is only available while your Contract Value is positive.
o The Business Day you take an Excess Withdrawal of the entire Contract
  Value.
o The Business Day you take an Excess Withdrawal if the current Benefit
  Base (after reduction for the Excess Withdrawal) multiplied by the age-based payment percentage of the younger Covered Person on the previous Benefit Anniversary is less than $100.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 3, The Annuity Phase.
o On the Benefit Date if the initial annual maximum Lifetime Plus Payment would be less than $100.
o For single Lifetime Plus Payments when the Contract is solely owned or owned by a non-individual, the date of death of the Covered Person.
o For single Lifetime Plus Payments where the Contract is jointly owned, if the Contract Value has been reduced to zero, the date of death of the Covered Person.
o For single Lifetime Plus Payments where the Contract is jointly owned, if the Contract Value has not been reduced to zero and the Joint Owners are not spouses, the date of death of any Joint Owner.
o For single Lifetime Plus Payments where the Contract is jointly owned, if the Contract Value has not been reduced to zero and the Joint Owners are spouses, the date of death of any Joint Owner unless the surviving spouse is the Covered Person and continues the Contract. If the surviving spouse who is also the Covered Person continues the Contract, this rider terminates on the date of death of the Covered Person.
o For joint Lifetime Plus Payments, the date of death of both Covered
  Persons. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse, who is also a Covered Person, elects to receive the death benefit payout instead of continuing the Contract, then Lifetime Plus Payments will stop and your benefit will terminate as of the end of the Business Day during which we receive in Good Order at the Service Center, both due proof of death and an election of the death benefit payment option.
o Contract termination.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

11.c OTHER OPTIONAL BENEFITS
QUARTERLY VALUE DEATH BENEFIT
The Quarterly Value Death Benefit is designed for Owners who want the ability to lock in market gains to provide an increased death benefit for Beneficiaries during the Accumulation Phase. The Quarterly Value Death Benefit is only available at issue and it carries an additional M&E charge. We calculate the additional M&E charge as discussed in section 6, Expenses - Mortality and Expense Risk (M&E) Charges. The Quarterly Value Death Benefit is available with all other optional benefits.

THE DEATH BENEFIT PROVIDED BY THE QUARTERLY VALUE DEATH BENEFIT WILL NEVER BE LESS THAN THE TRADITIONAL DEATH BENEFIT THAT IS AVAILABLE UNDER THE BASE CONTRACT, BUT THEY MAY BE EQUAL. ONCE YOU SELECT THE QUARTERLY VALUE DEATH BENEFIT, YOU CANNOT CANCEL IT. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY OF THE QUARTERLY VALUE DEATH BENEFIT AND BE SURE TO DISCUSS WHETHER THIS BENEFIT IS APPROPRIATE FOR YOUR SITUATION. PLEASE REFER TO YOUR CONTRACT FOR THE SPECIFIC TERMS AND CONDITIONS OF THE QUARTERLY VALUE DEATH BENEFIT.

Under the Quarterly Value Death Benefit, the amount of the death benefit will be the greater of 1 or 2, determined as of the end of the Business Day during which we receive in Good Order at our Service Center, both due proof of death* and an election of the death benefit payment option.
1.The Contract Value. If your Contract includes the Investment Protector or the
  Income Protector, we will deduct the final rider charge from the Contract Value before making this determination.
2.The Quarterly Anniversary Value.

* Please see section 10, Death Benefit for details on what we consider to be due proof of death.

THE QUARTERLY VALUE DEATH BENEFIT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 3, The Annuity Phase.
o The Business Day that the Quarterly Anniversary Value and Contract Value are both zero.
o Contract termination.

NOTE FOR CONTRACTS WITH THE BONUS OPTION: BONUS AMOUNTS ARE INCLUDED IN THE CALCULATION OF THE PORTION OF THE DEATH BENEFIT THAT IS BASED ON CONTRACT VALUE, BUT ONLY AS THE BONUS BECOMES VESTED. WE DO NOT INCLUDE THE BONUS IN THE PORTION OF THE DEATH BENEFIT THAT IS BASED ON PURCHASE PAYMENTS.

NOTE FOR CONTRACTS WITH THE INCOME PROTECTOR: On the Benefit Date that you begin receiving Lifetime Plus Payments and until the rider termination date:
o the Quarterly Anniversary Value under the Quarterly Anniversary Value
  Death Benefit will decrease proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge), for each Lifetime Plus Payment and any Excess Withdrawal;
o the death benefit that is equal to your Contract Value will continue to fluctuate with market performance but it will decrease on a dollar for dollar basis with each Lifetime Plus Payment we make and any Excess Withdrawal you take (including any withdrawal charge), and the deduction of the rider charge; and
o the additional M&E charge associated with the Quarterly Value Death
  Benefit will continue as long as the Quarterly Anniversary Value is greater than zero.

CALCULATING THE QUARTERLY ANNIVERSARY VALUE UNDER THE QUARTERLY VALUE DEATH BENEFIT
The Quarterly Anniversary Value on the Issue Date is equal to the Purchase Payment received on the Issue Date.

At the end of each Business Day, we increase the Quarterly Anniversary Value by the amount of any additional Purchase Payments received that day, and we reduce the Quarterly Anniversary Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge). Withdrawals include Lifetime Plus Payments and any Excess Withdrawals, but do not include amounts withdrawn for transfer fees or the contract maintenance or rider charges.

On each Quarterly Anniversary before the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Contract is owned by a non-individual), the Quarterly Anniversary Value is equal to the greater of its value on the previous Business Day, or the Contract Value at the end of the previous Business Day.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

Beginning with the Quarterly Anniversary that occurs on or after the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Contract is owned by a non-individual), we calculate the Quarterly Anniversary Value in the same way that we do on each Business Day other than a Quarterly Anniversary.

ANY WITHDRAWALS (INCLUDING LIFETIME PLUS PAYMENTS AND ANY EXCESS WITHDRAWALS) AND/OR PARTIAL ANNUITIZATIONS MAY REDUCE THE QUARTERLY ANNIVERSARY VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Quarterly Anniversary Value, we will deduct more than the amount withdrawn and/or annuitized from the Quarterly Anniversary Value.

EXAMPLES OF THE QUARTERLY ANNIVERSARY VALUE CALCULATIONS
This example shows how we calculate the Quarterly Anniversary Value under the Quarterly Value Death Benefit.

o You purchase a Contract with the Quarterly Value Death Benefit and make an initial Purchase Payment of $100,000. You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments. All valuations of the Contract Value in this example occur at the end of the previous Business Day and reflect the deduction of any applicable transfer fees or the contract maintenance or rider charges.

                                      CONTRACT VALUE QUARTERLY ANNIVERSARY VALUE
On the Issue Date                           $100,000          $100,000
1st Quarterly Anniversary                  $  98,000          $100,000
2nd Quarterly Anniversary                   $102,000          $102,000
3rd Quarterly Anniversary                   $104,000          $104,000
1st Contract Anniversary                    $103,000          $104,000
End of 1st Quarter, 2nd Contract Year       $106,000          $106,000

o On the Issue Date, the Quarterly Anniversary Value is equal to the Purchase Payment received on the Issue Date ($100,000).
o On the first Quarterly Anniversary, the Contract Value had decreased to $98,000, which is less than the current Quarterly Anniversary Value ($100,000), so the Quarterly Anniversary Value was not increased.
o On the second Quarterly Anniversary, the Contract Value had increased to $102,000, which is greater than the current Quarterly Anniversary Value ($100,000), so the Quarterly Anniversary Value was increased to equal the Contract Value.
o On the third Quarterly Anniversary, the Contract Value had increased to $104,000, which is greater than the current Quarterly Anniversary Value ($102,000), so the Quarterly Anniversary Value was increased to equal the Contract Value.
o At the first Contract Anniversary, the Contract Value had decreased to $103,000, which is less than the current Quarterly Anniversary Value ($104,000), so the Quarterly Anniversary Value was not increased.
o On the fifth Quarterly Anniversary, the Contract Value had increased to $106,000, which is greater than the current Quarterly Anniversary Value ($104,000), so the Quarterly Anniversary Value was increased to equal the Contract Value.

EXAMPLE OF THE EFFECT OF A PARTIAL WITHDRAWAL ON THE QUARTERLY ANNIVERSARY VALUE
o Continuing the assumptions from the previous example, except that you take a partial withdrawal (including the withdrawal charge) of $9,000 in the second month of the second Contract Year when the Contract Value on the day of (but before) the partial withdrawal is $103,000.
  We adjust the Quarterly Anniversary Value for the partial withdrawal as follows:
     The current Quarterly Anniversary Value.....................$104,000.00
     Reduced proportionately by the percentage of Contract Value withdrawn ($9,000 / $103,000) =  0.08738 x $104,000 = -
       9,087.52.............................................................
  The Quarterly Anniversary Value after the partial withdrawal$
     94,912.48..............................................................
o This Quarterly Anniversary Value will remain in effect until at least the next Quarterly Anniversary unless you take another partial withdrawal.
o All withdrawals will reduce the Quarterly Anniversary Value in exactly the same manner, which is proportionately based on the percentage of Contract Value withdrawn (including any withdrawal charge). Withdrawals include amounts taken under the free withdrawal privilege, Lifetime Plus Payments and any Excess Withdrawals, but do not include amounts withdrawn for the contract maintenance or rider charges.


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

BONUS OPTION
The Bonus Option is designed for Owners who believe that the return on the investment of the bonus in the Investment Options will at least offset the additional costs associated with the Bonus Option. This option provides a 6% bonus on each Purchase Payment we receive before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual). The Bonus Option is only available at issue and it carries an additional M&E charge and a higher and longer withdrawal charge schedule. These charges are discussed in the Fee Tables and section 6, Expenses. ONCE YOU SELECT THE BONUS OPTION, YOU CANNOT CANCEL IT. THE BONUS OPTION IS NOT AVAILABLE IN THE STATE OF NEW HAMPSHIRE OR IF YOU SELECT EITHER THE SHORT WITHDRAWAL CHARGE OPTION OR THE NO WITHDRAWAL CHARGE OPTION. FOR MORE INFORMATION, PLEASE SEE SECTION 11, SELECTION OF OPTIONAL BENEFITS.

THE BONUS MAY BE MORE THAN OFFSET BY THE ADDITIONAL CHARGES ASSOCIATED WITH THE BONUS OPTION. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY OF THE BONUS OPTION AND BE SURE TO DISCUSS WHETHER THIS BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

The IRS has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus benefit with a vesting schedule comports with IRA requirements. Consult your tax adviser before purchasing a Contract with a Bonus Option.

We will credit the bonus to your Contract subject to the following terms.
1)Bonus amounts are available for withdrawal, annuitization or payment of a death benefit only when such amounts become vested. Bonus amounts are included in the calculation of the portion of any guaranteed benefits that are based on Contract Value, but only as the bonus becomes vested. We do not include the bonus in the portion of any guaranteed benefits that is based on Purchase Payments (for example, the portion of the Traditional Death Benefit that is based on total Purchase Payments). The vesting schedule is as follows.

              NUMBER OF COMPLETE               VESTING PERCENTAGE
 YEARS SINCE WE RECEIVED YOUR PURCHASE PAYMENT
                       0                               0%
                       1                              35%
                       2                              70%
                       3+                             100%

2)We treat all bonus amounts and any gains or losses attributable to such amounts as earnings under the Contract and are treated as such for purposes of the withdrawal charge as well as for tax purposes.
3)All gains and losses attributable to the bonus are part of your Contract Value and are always 100% vested.
4)If the Contract is owned by a non-individual, then we use the age of the Annuitant to determine whether a bonus applies.

We pay all bonus amounts from the general account assets of Allianz Life.

We deduct Contract charges from the Bonus Value of your Contract, which is the total Contract Value and any unvested bonus amounts. If you cancel your Contract during the free look/right-to-examine period, or if you take a withdrawal,* take a Full Annuitization, or when a death benefit is payable in the first three years from any Purchase Payment receipt date, you will forfeit all or some of your bonus. Since charges will have been assessed against the Bonus Value of your Contract, it is possible that upon withdrawal, particularly in a declining market, you will receive less money back than you would have if you had not received the bonus or had not selected the Bonus Option. We expect to profit from certain charges assessed under the Contract (for example, the withdrawal charge and the M&E charge) associated with the Bonus Option.

* Including Lifetime Plus Payments, Excess Withdrawals and/or Cumulative Withdrawals.

NOTE: You will be required to take a Full Annuitization of your Contract on or before the maximum permitted Income Date if, at that time, your Contract Value has not been reduced to zero. (For more information see section 3, The Annuity Phase.) Upon such a Full Annuitization you will no longer have a Contract Value or Bonus Value and, therefore, any unvested bonus amounts will cease to exist.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

SHORT WITHDRAWAL CHARGE OPTION
The Short Withdrawal Charge Option is designed for Owners who are concerned with short-term liquidity. This option shortens the withdrawal charge period for your Contract from seven years to four years. The Short Withdrawal Charge Option is only available at issue, it only applies during the Accumulation Phase of the Contract and it carries an additional M&E charge. The withdrawal charges and M&E charges are discussed in the Fee Tables and section 6, Expenses. ONCE YOU SELECT THE SHORT WITHDRAWAL CHARGE OPTION, YOU CANNOT CANCEL IT. THE SHORT WITHDRAWAL CHARGE OPTION IS NOT AVAILABLE IF YOU SELECT EITHER THE BONUS OPTION OR NO WITHDRAWAL CHARGE OPTION. FOR MORE INFORMATION, PLEASE SEE SECTION 11, SELECTION OF OPTIONAL BENEFITS.

BECAUSE THE SHORT WITHDRAWAL CHARGE OPTION CARRIES AN ADDITIONAL M&E CHARGE, IT MAY NOT BE APPROPRIATE IF YOU DO NOT INTEND TO TAKE A WITHDRAWAL DURING THE FIFTH THROUGH SEVENTH COMPLETE YEARS FOLLOWING OUR RECEIPT OF YOUR PURCHASE PAYMENT. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING THE AVAILABILITY OF THE SHORT WITHDRAWAL CHARGE OPTION AND BE SURE TO DISCUSS WHETHER THIS OPTION IS APPROPRIATE FOR YOUR SITUATION.

NO WITHDRAWAL CHARGE OPTION
You can eliminate withdrawal charges under your Contract by selecting the No Withdrawal Charge Option at issue. This option carries an additional M&E charge and requires a higher initial Purchase Payment ($25,000 rather than $10,000). The withdrawal charges and M&E charges are discussed in the Fee Tables and section 6, Expenses.

The No Withdrawal Charge Option is not available if you select either the Bonus Option or Short Withdrawal Charge Option. If you select the No Withdrawal Charge Option, you must also select either the Investment Protector or the Income Protector. If your Contract includes the No Withdrawal Charge Option, you can only remove the additional required benefit if: a) we increase the rider charge on a Quarterly Anniversary; b) if you select single Lifetime Plus Payments under the Income Protector, the sole Covered Person dies and your spouse continues the Contract; or c) you can simultaneously replace the Income Protector with the Investment Protector, or vice versa, as discussed in section 11, Selection of Optional Benefits. Once you select the No Withdrawal Charge Option, you cannot cancel it.

BECAUSE THE NO WITHDRAWAL CHARGE OPTION CARRIES AN ADDITIONAL M&E CHARGE, IT MAY NOT BE APPROPRIATE IF YOU DO NOT INTEND TO WITHDRAW A PURCHASE PAYMENT DURING THE FIRST FOUR YEARS AFTER WE RECEIVE IT. ALSO, BECAUSE THE NO WITHDRAWAL CHARGE OPTION REQUIRES YOU TO SELECT AN ADDITIONAL OPTIONAL BENEFIT, IT MAY NOT BE APPROPRIATE IF YOU DO NOT INTEND TO EXERCISE THIS ADDITIONAL REQUIRED BENEFIT. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING THE AVAILABILITY OF THE NO WITHDRAWAL CHARGE OPTION, AND TO DISCUSS WHETHER THIS OPTION IS APPROPRIATE FOR YOUR SITUATION.

12.OTHER INFORMATION
ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities, other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. Amounts transferred to our general account will represent seed money invested by us or earned fees and charges. The obligations of the Separate

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

Account are not generalized obligations of Allianz Life. The obligations under the Contracts are obligations of Allianz Life.

DISTRIBUTION
Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.

The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.

We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

Selling firms and their registered representatives and managers may receive other payments from us for administrative issues and for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:
o marketing services and increased access to registered representatives;
o sales promotions relating to the Contracts;
o costs associated with sales conferences and educational seminars for their registered representatives;
o the cost of client meetings and presentations; and
o other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:
o the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;
o the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate;
o whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

o whether the broker/dealer firm's product mix is oriented toward our core markets;
o whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;
o the potential return on investment of investing in a particular firm's system;
o our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;
o the broker/dealer firm's registered representative and customer profiles; and
o the prominence and reputation of the broker/dealer firm in its marketing channel.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer. Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.

ADMINISTRATION/ALLIANZ SERVICE CENTER
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative services performed by our Service Center include:
o issuance and maintenance of the Contracts,
o maintenance of Owner records,
o processing and mailing of account statements and other mailings to Owners, and
o routine customer service including:
  -  responding to Owner correspondence and inquiries,
  -  processing of Contract changes,
  -  processing withdrawal requests (both partial and total) and
  -  processing annuitization requests.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009 the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial's ability to perform its obligations.

FINANCIAL STATEMENTS
The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in the Statement of Additional Information.

13.GLOSSARY
This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus.

5% ANNUAL INCREASE - an amount used to determine the Benefit Base under the previously available Lifetime Plus Benefit.

10% ANNUAL INCREASE - an amount used to determine the Benefit Base under the previously available Lifetime Plus 10 Benefit.

ACCUMULATION PHASE - the period of time before you apply the entire Contract Value to Annuity Payments. Subject to certain restrictions, you can make additional Purchase Payments during this time. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

ANNUAL INCREASE - an amount used to determine the Benefit Base under the Income Protector.

ANNUAL INCREASE PERCENTAGE - an amount used to determine the Annual Increase under the Income Protector.

ANNUITANT - the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant, and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

ANNUITY OPTIONS - the income options available to you under the Contract.

ANNUITY PAYMENTS - payments made by us to the Payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed, or a combination of both variable and fixed.

ANNUITY PHASE - the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.

BASE CONTRACT - the Contract corresponding to this prospectus that does not include any optional benefits.

BENEFICIARY - unless otherwise required by the Contract, the person(s) or entity the Owner designates to receive any death benefit.

BENEFIT ANNIVERSARY - a 12-month anniversary of the Benefit Date under the Income Protector or the previously available Lifetime Benefits. If the Benefit Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.

BENEFIT BASE - the amount we use to calculate the initial Lifetime Plus Payment under the Income Protector or the previously available Lifetime Benefits.

BENEFIT DATE - the date you begin receiving Lifetime Plus Payments under the Income Protector or the previously available Lifetime Benefits. This date must be the 1st or 15th of a calendar month.

BENEFIT YEAR - any period of 12 months commencing with the Benefit Date and each Benefit Anniversary thereafter.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

BONUS OPTION - an optional benefit that may be available under this Contract for selection at issue. If you select the Bonus Option, you will receive a 6% bonus on Purchase Payments we receive before the older Owner's 81st birthday. The bonus is subject to a three-year vesting schedule, it carries an additional M&E charge and a higher and longer withdrawal charge schedule.

BONUS VALUE - this is the total value of a Contract that includes the bonus. On any Business Day it is the equal to the sum of the values of your Investment Options including unvested bonus amounts, i.e., the total Contract Value and any unvested bonus amounts.

BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

CONTRACT - the deferred annuity contract described by this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

CONTRACT ANNIVERSARY - a 12-month anniversary of the Issue Date of your Contract. If the Contract Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.

CONTRACT VALUE - on any Business Day it is equal to the sum of the values in your selected Investment Options. It does not include amounts applied to Annuity Payments. If you have a Contract with the Bonus Option, Contract Value only includes any vested bonus amounts; it does not include any unvested bonus amounts.

CONTRACT YEAR - any period of 12 months commencing on the Issue Date and on each Contract Anniversary thereafter.

COVERED PERSON(S) - the person(s) upon whose age and lifetime(s) we base Lifetime Plus Payments under the Income Protector or the previously available Lifetime Benefits.

CUMULATIVE WITHDRAWAL - if you take a withdrawal while you are receiving Lifetime Plus Payments, the portion of the withdrawal that is less than or equal to your Cumulative Withdrawal Value is a Cumulative Withdrawal.

CUMULATIVE WITHDRAWAL BENEFIT - a benefit available under the previously available Lifetime Benefits in all states except Nevada that allows you to control the amount of Lifetime Plus Payments you receive.

CUMULATIVE WITHDRAWAL VALUE - under the previously available Lifetime Benefits, if you take less than the maximum Lifetime Plus Payment that you are entitled to, we add the difference between the maximum and actual Lifetime Plus Payment to the Cumulative Withdrawal Value.

ENHANCED 5% ANNUAL INCREASE - an amount used to determine the Benefit Base under the previously available Lifetime Plus II Benefit.

ENHANCED 10-YEAR VALUE - an amount used to determine the Benefit Base under the previously available Lifetime Plus Benefit or Lifetime Plus II Benefit.

EXCESS WITHDRAWAL - if your Contract includes the Income Protector, this is the amount of any withdrawal you take that, when added to other withdrawals taken during the Benefit Year and your annual actual Lifetime Plus Payment, is greater than your annual maximum Lifetime Plus Payment. For Contracts issued in Nevada with the previously available Lifetime Plus Benefit, this is an additional withdrawal you take while you are receiving Lifetime Plus Payments. For Contracts issued in all other states with one of the previously available Lifetime Benefits, this is an additional withdrawal you take while you are receiving Lifetime Plus Payments that is greater than your Cumulative Withdrawal Value.

EXERCISE AGE - the age at which Lifetime Plus Payments can begin under the Income Protector.

FULL ANNUITIZATION - the application of the entire Contract Value to Annuity Payments. YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOUR CONTRACT VALUE HAS NOT BEEN REDUCED TO ZERO.


GOOD ORDER - a request is in "Good Order" if it contains all of the information we require to process the request. If we require information to be provided in writing, "Good Order" also includes provision of information on the correct form, with any required certifications or guarantees, sent to or received by the correct mailing address. If you have questions about the information we require, please contact the Service Center.


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

GUARANTEE PERCENTAGE - the percentage applied to the Rider Anniversary Value to calculate the Target Value under the Investment Protector.

GUARANTEE YEARS - the number of years that you may receive the Annual Increase Percentage under the Income Protector.

HIGHEST ANNUAL INCREASE - an amount used to determine the Benefit Base under the previously available Lifetime Plus II Benefit. The Highest Annual Increase is equal to the greatest of any Enhanced 5% Annual Increase.

INCOME DATE - the date we begin making Annuity Payments to the Payee from the Contract. This date must be the first day of a calendar month. Because the Contract allows for Partial Annuitizations, there may be multiple Income Dates.

INCOME PROTECTOR - an optional benefit that may be available under this Contract for selection at or after issue for an additional rider charge. The Income Protector is intended to provide a payment stream for life in the form of partial withdrawals.


INCREASE BASE - an amount used to determine the Annual Increase under the Income Protector and the 10% Annual Increase under the Lifetime Plus 10 Benefit.


INVESTMENT OPTIONS - the variable Investment Options available under the Separate Account. You may invest in up to 15 of the Investment Options at any one time.

INVESTMENT PROTECTOR - an optional benefit that may be available under this Contract for selection at or after issue for an additional rider charge. The Investment Protector is intended to provide a level of protection for the principal you invest and to periodically lock in any past anniversary investment gains at a future point during the Accumulation Phase called the Target Value Date.

ISSUE DATE - the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

JOINT OWNERS - two Owners who own a Non-Qualified Contract. We do not allow Joint Owners to take Partial Annuitizations.

LIFETIME PLUS BENEFIT - an optional benefit that is no longer available. The Lifetime Plus Benefit was intended to provide a payment stream for life in the form of partial withdrawals, and carried an additional M&E charge.

LIFETIME PLUS II BENEFIT - an optional benefit that is no longer available under this Contract. The Lifetime Plus II Benefit was intended to provide a payment stream for life in the form of partial withdrawals, and carried an additional M&E charge.

LIFETIME PLUS 10 BENEFIT - an optional benefit that is no longer available under this Contract. The Lifetime Plus 10 Benefit was intended to provide a payment stream for life in the form of partial withdrawals, and carried an additional M&E charge.

LIFETIME PLUS PAYMENT - the payment we make to you under the Income Protector or the previously available Lifetime Benefits. Lifetime Plus Payments are based on the Benefit Base, the age(s) of the Covered Person(s), and whether you selected single or joint Lifetime Plus Payments.

NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

NO WITHDRAWAL CHARGE OPTION - an optional benefit that may be available under this Contract for selection at issue. The No Withdrawal Charge Option eliminates the seven-year withdrawal charge period on the Base Contract. The No Withdrawal Charge Option requires a minimum initial Purchase Payment of $25,000 and carries an additional M&E charge. If you select the No Withdrawal Charge Option, you must also select either the Investment Protector or the Income Protector.

OWNER - "you," "your" and "yours." The person or entity (or persons or entities if there are Joint Owners) named in the Contract who may exercise all rights granted by the Contract. The Owner is designated at Contract issue.

PARTIAL ANNUITIZATION - the application of only part of the Contract Value to Annuity Payments.

PAYEE - the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

PURCHASE PAYMENT - the money you put in the Contract. If you have a Contract with the Bonus Option, references to Purchase Payments do not include any bonus.

QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts). Currently, we may issue Qualified Contracts that may include, but are not limited to Roth IRAs, Traditional IRAs and Simplified Employee Pension (SEP) IRAs.

QUARTERLY ANNIVERSARY VALUE - a calculation used in determining the Quarterly Value Death Benefit and the Benefit Base under the Income Protector or the previously available Lifetime Benefits.

QUARTERLY ANNIVERSARY - the day that occurs three, six, and nine calendar months after the Issue Date or on any Contract Anniversary. Quarterly Anniversaries also include Contract Anniversaries. If the Quarterly Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.

QUARTERLY VALUE DEATH BENEFIT - an optional benefit that may be available under this Contract for selection at Contract issue. The Quarterly Value Death Benefit is intended to provide an increased death benefit and it carries an additional M&E charge.


RIDER ANNIVERSARY VALUE - an amount used to determine the Target Value under the Investment Protector. The Rider Anniversary Value is not available for withdrawal; it is used only to calculate the Target Value.


SEPARATE ACCOUNT - Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.


SERVICE CENTER - the Allianz Service Center. Our Service Center address and telephone number are listed at the back of this prospectus. The address for sending applications for new Contracts is listed on the application.


SHORT WITHDRAWAL CHARGE OPTION - an optional benefit that may be available under this Contract for selection at Contract issue. The Short Withdrawal Charge Option shortens the withdrawal charge period on the Base Contract from seven years to four years and it carries an additional M&E charge.

TARGET VALUE - a calculation used in determining whether your Contract will receive a credit on the Target Value Date under the Investment Protector or the previously available Target Date Benefits.

TARGET VALUE DATE - the date on which we may apply a credit to your Contract Value under the Investment Protector or the previously available Target Date Benefits.

THE TARGET DATE BENEFITS - There were two versions: (i) the Target Date 10 Benefit, which was available from January 26, 2009 until March 31, 2009; and
(ii) the Target Date Retirement Benefit, which was available before January 26, 2009. These two versions are largely the same, except that the Target Date Retirement Benefit allowed an earlier initial Target Value Date and had a lower additional M&E charge. The benefits were intended to provide a level of protection for the principal you invest and to lock in any past investment gains at a future point during the Accumulation Phase called the Target Value Date.

TRADITIONAL DEATH BENEFIT - the death benefit provided by the Base Contract.

WITHDRAWAL CHARGE BASIS - the total amount under your Contract that is subject to a withdrawal charge.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

14.TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)
ALLIANZ LIFE......................2
EXPERTS...........................2
LEGAL OPINIONS....................2
DISTRIBUTOR.......................2
REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE3
FEDERAL TAX STATUS................3
  General.........................3
  Diversification.................4
  Owner Control...................4
  Contracts Owned by Non-Individuals5
  Income Tax Withholding..........5
  Required Distributions..........5
  Qualified Contracts.............5
ANNUITY PROVISIONS................6
  Annuity Units/Calculating Annuity Payments7
MORTALITY AND EXPENSE RISK GUARANTEE7
FINANCIAL STATEMENTS..............7
APPENDIX - CONDENSED FINANCIAL INFORMATION8


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

                                       94
15.PRIVACY AND SECURITY STATEMENT
MARCH 2009
Your privacy is a high priority for Allianz. Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using and protecting information that we gather about you.

This statement applies to all of the companies within the Allianz family of companies that issue insurance policies. The law allows us to share your information among our insurance companies. The law does not allow you to prevent these disclosures. A list of our companies can be found at the end of this notice.

ALLIANZ DOES NOT SELL YOUR INFORMATION TO ANYONE

We do not share your information with anyone for their own marketing purposes. For this reason, we are not required to obtain an "opt-in election," an "opt-out election" or an authorization from you. We also do not share your information with any of our affiliated companies outside of the Allianz family of companies.

INFORMATION ABOUT YOU THAT ALLIANZ COLLECTS

Allianz collects information about you so that we can process the insurance transactions you request. We limit the amount of your information collected to what we feel is needed to maintain your account. We may collect your information from the following sources:
o From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete, such as your name, address and telephone number.
o From others, through the process of handling a claim. This may include information from medical or accident reports.
o From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.
o From your relationship with us, such as the number of years you have been a customer or the types of insurance products you purchased.
o From a consumer reporting agency such as a medical, credit, or motor vehicle report. The information in these reports may be kept by the agency and shared with others.

If you visit one of our websites, we may use "cookies" (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily.

INFORMATION ABOUT YOU THAT ALLIANZ SHARES

Allianz does not share information about current or former customers with anyone, except as "allowed by law." "Allowed by law" means that we may share your information, such as your name, address, and policy information, as follows:
o With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.
o With your insurance agent so that they can perform services for you.
o With medical professionals in order to process your claim.
o With a state Department of Insurance in order to examine our records or business practices.
o With a state or federal law enforcement agency, as required by law or to report suspected fraud activities.
o With research groups to conduct studies on claims results. No individual is identified in any study or report.

We advise the vendors with whom we legally share your information of our privacy policy. We make every effort to use vendors whose privacy policy reflects our own.

ALLIANZ POLICIES AND PRACTICES REGARDING SECURITY OF YOUR INFORMATION

Allianz uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We restrict access to information about you to those employees who need the information to service your policy. Allianz works to ensure that our websites are secure. We use state of the art technology to protect the information that may be shared over these sites.

YOUR ABILITY TO ACCESS AND CORRECT YOUR INFORMATION

You have the right to access and get a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address below. Provide your full name, address and policy number(s). For your protection, please have your request notarized. This will ensure the identity of the person requesting your information.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.

If you believe any of your information is incorrect, notify us in writing at the address below. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so that you can contact them directly.

MONTANA RESIDENTS: You may write to us and also ask for a record of any disclosure of your medical information made within the last three years.

NOTIFICATION OF CHANGE

Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes. This Privacy and Security Statement is also displayed on our website (www.allianzlife.com).

FOR MORE INFORMATION OR IF YOU HAVE QUESTIONS

If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Department at 800.328.5600, write us at the following address, or visit www.allianzlife.com.

Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344
Allianz family of companies:
o Allianz Life Insurance Company of North America
o Allianz Life Financial Services, LLC
                                                               M40018 (R-3/2009)


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION
This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds, the PIMCO VIT portfolios, and the Premier VIT OpCap Mid Cap Portfolio, neither the Investment Options nor their advisers are affiliated with Allianz Life. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options' prospectuses for further information regarding the expenses you may expect to pay.

INVESTMENT       MANAGEMENT   RULE  SERVICE   OTHER   ACQUIRED    TOTAL ANNUAL OPERATING     AMOUNT OF     TOTAL ANNUAL OPERATING
OPTION              FEES     12B-1    FEES   EXPENSES FUND FEES      EXPENSES BEFORE        CONTRACTUAL        EXPENSES AFTER
                             FEES*                       AND    CONTRACTUAL FEE WAIVERS OR  FEE WAIVERS    CONTRACTUAL FEE WAIVERS
                                                      EXPENSES    EXPENSE REIMBURSEMENTS        AND       OR EXPENSE REIMBURSEMENTS
                                                                                           REIMBURSEMENTS
AIM
AZL AIM                  .90    .25        -      .22         -                       1.37              -                      1.37
International
Equity Fund[(1)]


BLACKROCK
AZL BlackRock            .80    .25        -      .15         -                       1.20              -                      1.20
Capital
Appreciation
Fund[(1)]
AZL BlackRock            .85    .25        -      .13         -                       1.23              -                      1.23
Growth Fund[(1)]
AZL Money Market         .35    .25        -      .09         -                        .69              -                       .69
Fund[(1)]
BlackRock Global         .65    .25        -      .13         -                       1.03              -                      1.03
Allocation V.I.
Fund - Class 3


COLUMBIA
AZL Columbia Mid         .75    .25        -      .13         -                       1.13              -                      1.13
Cap Value
Fund[(1)]
AZL Columbia             .90      -        -      .32         -                       1.22            .12                      1.10
Small Cap Value
Fund - Class
1[(1),(5),(6)]
AZL Columbia             .90    .25        -      .34         -                       1.49            .12                      1.37
Small Cap Value
Fund - Class
2[(1),(5)]
AZL Columbia             .81    .25        -      .16         -                       1.22              -                      1.22
Technology
Fund[(1)]
DAVIS
AZL Davis NY             .75      -        -      .10         -                        .85              -                       .85
Venture Fund -
Class
1[(1),(5),(6)]
AZL Davis NY             .75    .25        -      .12         -                       1.12              -                      1.12
Venture Fund -
Class 2[(1),(5)]
Davis VA                 .75      -        -      .13         -                        .88              -                       .88
Financial
Portfolio[(4)]
DREYFUS
AZL Dreyfus              .77    .25        -      .08         -                       1.10              -                      1.10
Equity Growth
Fund[(1)]
AZL S&P 500              .17      -        -      .23         -                        .40            .14                       .26
Index Fund -
Class
1[(1),(5),(6)]
AZL S&P 500              .17    .25        -      .23         -                        .65            .14                       .51
Index Fund -
Class 2[(1),(5)]
AZL Small Cap            .26    .25        -      .26         -                        .77            .17                       .60
Stock Index Fund
-
Class 2[(1)]
FIRST TRUST
AZL First Trust          .60    .25        -      .14         -                        .99            .19                       .80
Target Double
Play Fund[(1)]


FRANKLIN
TEMPLETON
AZL Franklin             .75    .25        -      .12         -                       1.12              -                      1.12
Small Cap Value
Fund[(1)]


Franklin High            .57    .25        -      .09         -                        .91              -                       .91
Income Securites
Fund - Class
2[(3)]
Franklin Income          .45    .25        -      .02         -                        .72              -                       .72
Securities Fund
- Class 2[(3)]
Franklin                 .00    .25        -      .13       .65                       1.03            .03                      1.00
Templeton VIP
Founding Funds
Allocation Fund
- Class 2[(7)]
Franklin U.S.            .49    .25        -      .04         -                        .78              -                       .78
Government Fund
-
Class 2[(3)]

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

                                       97

Franklin Zero            .60      -        -      .08         -                        .68              -                       .68
Coupon Fund 2010
- Class 1[(3)]
Mutual Global            .80    .25        -      .18         -                       1.23              -                      1.23
Discovery
Securities Fund
- Class 2
Mutual Shares            .60    .25        -      .13         -                        .98              -                       .98
Securities Fund
-
Class 2
Templeton Global         .47    .25        -      .11         -                        .83              -                       .83
Bond Securities
Fund - Class
2[(3)]
Templeton Growth         .74    .25        -      .04         -                       1.03              -                      1.03
Securities Fund
-
Class 2[(3)]
JENNISON
AZL Jennison             .75    .25        -      .11         -                       1.11              -                      1.11
20/20 Focus
Fund[(1)]
J.P. MORGAN
AZL JPMorgan             .75    .25        -      .11         -                       1.11              -                      1.11
Large Cap Equity
Fund[(1)]
AZL JPMorgan             .80      -        -      .23         -                       1.03            .08                       .95
U.S. Equity Fund
-
Class
1[(1),(5),(6)]
AZL JPMorgan             .80    .25        -      .25         -                       1.30            .08                      1.22
U.S. Equity Fund
-
Class 2[(1),(5)]
NICHOLAS-
APPLEGATE
AZL NACM                 .85    .25        -      .41         -                       1.51              -                      1.51
International
Fund[(1)]


OPPENHEIMER
CAPITAL
AZL OCC                  .85    .25        -      .15         -                       1.25              -                      1.25
Opportunity
Fund[(1)]
OpCap Mid Cap            .80      -        -      .18         -                        .98              -                       .98
Portfolio[(8)]


OPPENHEIMER
FUNDS
AZL Oppenheimer          .90      -        -      .22         -                       1.12              -                      1.12
Global Fund -
Class
1[(1),(5),(6)]
AZL Oppenheimer          .90    .25        -      .23         -                       1.38              -                      1.38
Global Fund -
Class 2[(1),(5)]
AZL Oppenheimer          .75    .25        -      .20         -                       1.20              -                      1.20
International
Growth Fund[(1)]
PIMCO
AZL PIMCO                .75    .25        -      .23         -                       1.23            .02                      1.21
Fundamental
IndexPLUS Total
Return Fund[(1)]
PIMCO VIT All           .425      -      .15        -       .76                      1.335            .02                     1.315
Asset Portfolio
-
Admin.
Class[(4),(9),(10)]


PIMCO VIT                .74      -      .15      .17    .09                          1.15            .09                      1.06
CommodityRealReturn
Strategy
Portfolio -
Admin.
Class[(2),(4),(10)]
PIMCO VIT                .85      -      .15      .13         -                       1.13              -                      1.13
Emerging Markets
Bond Portfolio -
Admin.
Class[(4)]
PIMCO VIT Global         .75      -      .15      .07         -                        .97              -                       .97
Bond Portfolio
(Unhedged) -
Admin.
Class[(4)]


PIMCO VIT High           .60      -      .15        -         -                        .75              -                       .75
Yield Portfolio
-
Admin.
Class[(4)]
PIMCO VIT Real           .50      -      .15      .06         -                        .71              -                       .71
Return Portfolio
-
Admin.
Class[(4)]
PIMCO VIT Total          .50      -      .15      .23         -                        .88              -                       .88
Return Portfolio
-
Admin.
Class[(4)]
SCHRODER
AZL Schroder            1.23    .25        -      .47         -                       1.95            .28                      1.67
Emerging Markets
Equity Fund[(1)]
AZL Schroder            1.00    .25        -      .30         -                       1.55              -                      1.55
International
Small Cap
Fund[(1)]


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

                                       98

TARGETPLUS
PORTFOLIOS
AZL TargetPLUS           .52    .25        -      .64         -                       1.41            .41                      1.00
Balanced
Fund[(1)]
AZL TargetPLUS           .60    .25        -      .25         -                       1.10            .30                       .80
Equity Fund[(1)]
AZL TargetPLUS           .52    .25        -      .38         -                       1.15            .24                       .91
Growth Fund[(1)]
AZL TargetPLUS           .52    .25        -      .53         -                       1.30            .32                       .98
Moderate
Fund[(1)]
TURNER
AZL Turner               .85    .25        -      .16         -                       1.26              -                      1.26
Quantitative
Small Cap Growth
Fund[(1)]
VAN KAMPEN
AZL Van Kampen           .73    .25        -      .09         -                       1.07              -                      1.07
Comstock
Fund[(1)]
AZL Van Kampen           .75    .25        -      .13         -                       1.13              -                      1.13
Equity and
Income Fund[(1)]
AZL Van Kampen           .95    .25        -      .15         -                       1.35              -                      1.35
Global Franchise
Fund[(1)]
AZL Van Kampen           .90    .25        -      .28         -                       1.43            .07                      1.36
Global Real
Estate Fund[(1)]
AZL Van Kampen           .76    .25        -      .11         -                       1.12              -                      1.12
Growth and
Income Fund[(1)]
AZL Van Kampen           .80    .25        -      .10         -                       1.15              -                      1.15
Mid Cap Growth
Fund[(1)]

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified by footnote (5).

(1)Allianz Investment Management LLC (AZIM), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting certain operating expenses to the amount listed above in the far right column, after waivers and reimbursements, through April 30, 2010. The operating expenses covered by the expense limitation agreement include fees deducted from Investment Option assets such as audit fees and payments to independent trustees, but do not include the operating expenses of other investment companies in which the Investment Option may invest (acquired fund fees and expenses). The Investment Option is authorized to reimburse AZIM for management fees previously waived and/or for the cost of other expenses paid by AZIM provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. The Investment Option's ability to reimburse AZIM in this manner applies only to fees paid or reimbursement made by AZIM within the three fiscal years prior to the date of such reimbursement.
(2)PIMCO has contractually agreed to waive the management fee and the administration fee it receives from the Portfolio in an amount equal to the management fee and administration fee paid to PIMCO by the subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the subsidiary is in place.
(3)The Fund administration fee is paid indirectly through the management fee.
(4)We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options.
(5)The Investment Option has both Class 1 shares and Class 2 shares. Class 2 shares pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.
(6)Not currently available.
(7)The Fund's administrator has contractually agreed to waive or limit its fee and to assume as its own expense certain expenses of the Fund, so that common annual operating expenses of the fund do not exceed 0.10% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2010. The Fund does not pay management fees but will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds (or "acquired funds") in which it invests. Acquired funds' estimated fees and expenses are based on the acquired funds' expenses for the fiscal year ended December 31, 2008.
(8)OpCap Advisors has contractually agreed to reduce the total annual portfolio operating expenses to the extent they would exceed 1.00% (net of any expenses offset by earnings credits from the custodian bank) of the Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by OpCap Advisors through December 31, 2015. Net portfolio operating expenses do not reflect a reduction of custody expenses offset by custody credits earned on cash balances at the custodian bank.
(9)Acquired fund fees and expenses (underlying fund expenses) for the Portfolio are based upon an allocation of the Portfolio's assets among the underlying funds and upon the total annual operating expenses of the institutional class shares of these underlying funds. Acquired fund fees and expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.


(10) PIMCO has contractually agreed to waive or reduce the advisory fee and/or administration fee. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, does not exceed the annual expense limit. See the Investment Option prospectus for further information.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

This table describes, in detail, the annual expenses for each of the AZL Fund of Funds. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees. The underlying funds of the AZL Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.


INVESTMENT OPTION MANAGEMENT   RULE   OTHER   TOTAL ACQUIRED FUND  TOTAL ANNUAL OPERATING     AMOUNT OF     TOTAL ANNUAL OPERATING
                     FEES     12B-1  EXPENSES         FEES AND         EXPENSES BEFORE       CONTRACTUAL        EXPENSES AFTER
                              FEES*                 EXPENSES[(2)]  CONTRACTUAL FEE WAIVERS   FEE WAIVERS   CONTRACTUAL FEE WAIVERS
                                                                  OR EXPENSE REIMBURSEMENTS      AND              OR EXPENSE
                                                                                            REIMBURSEMENTS      REIMBURSEMENTS
FUND OF FUNDS
AZL Fusion            .20       -      .05     .25           1.25                      1.50       -                            1.50
Balanced
Fund[(1),(3)]
AZL Fusion Growth     .20       -      .04     .24           1.36                      1.60       -                            1.60
Fund[(1),(3)]
AZL Fusion            .20       -      .05     .25           1.29                      1.54       -                            1.54
Moderate
Fund[(1),(3)]


* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees.
(1)Allianz Investment Management LLC (AZIM), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting certain operating expenses from exceeding 0.35% for the AZL Fusion Conservative Fund, 0.30% for the other three Fusion Funds, and 0.20% for the AZL Allianz Global Investors Select Fund, AZL Balanced Index Strategy Fund, and the AZL Moderate Index Strategy Fund, through at least April 30, 2010. The operating expenses covered by the expense limitation include fees deducted from fund assets such as audit fees and payments to outside trustees, but do not include the operating expenses of other investment companies in which the funds may invest (acquired fund fees and expenses). Acquired fund fees and expenses are incurred indirectly by the Investment Option(s) through the Investment Option's investment in permitted underlying funds. Accordingly, acquired fees and expenses affect the Investment Option's total returns. The Investment Option is authorized to reimburse AZIM for fees previously waived and/or for the cost of other expenses paid by AZIM provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. AZIM may request and receive reimbursement of fees waived or limited and other reimbursements made by AZIM. The Investment Option's ability to reimburse AZIM in this manner only applies to fees paid or reimbursement made by AZIM within the three fiscal years prior to the date of such reimbursement.
(2)Persons with Contract Value allocated to the AZL Fund of Funds will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses are an estimate. These expenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses. The investment advisers to the underlying funds or their affiliates may pay "service fees" to Allianz Life or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees.


(3)Effective December 1, 2008, (effective April 27, 2009, for AZL Fusion Conservative Fund) the Manager and the Fund entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.15% through April 30, 2010. If this voluntary fee reduction were reflected in the table, the net annual operating expenses would be lower.



   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

APPENDIX B - CONDENSED FINANCIAL INFORMATION
The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.

As of the end of the most recent fiscal year, ended December 31, 2008, no Contracts with the highest M&E charges currently offered by this prospectus had been sold. Therefore, we have not provided any condensed financial information for these Contracts. However, Accumulation Unit Values (AUVs) for the highest and lowest M&E charges for Contracts that were available as of December 31, 2008 are listed in the table below. You can find AUV information corresponding to the additional combinations of charges for Contracts that were available as of December 31, 2008 in the appendix to the Statement of Additional Information.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information. The Statement of Additional Information is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.


* KEY TO BENEFIT OPTION                                                           M&E CHARGES
Allianz Vision - Base Contract..................................                     1.40%
Allianz Vision - Contract with the Bonus Option and Quarterly Value Death Benefit    2.00%


(Number of Accumulation Units in thousands)


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL AIM International Equity Fund
1.40%
 12/31/2007    N/A 19.830      240
 12/31/2008 19.830 11.438      302
2.00%
 12/31/2007    N/A 19.167       92
 12/31/2008 19.167 10.988       77
AZL BlackRock Capital Appreciation Fund
1.40%
 12/31/2007    N/A 13.110       84
 12/31/2008 13.110  8.225      144
2.00%
 12/31/2007    N/A 12.901       17
 12/31/2008 12.901  8.046       21
AZL BlackRock Growth Fund
1.40%
 12/31/2007    N/A 13.354      288
 12/31/2008 13.354  5.175      530
2.00%
 12/31/2007    N/A 12.907       51
 12/31/2008 12.907  4.972       63
AZL Columbia Mid Cap Value Fund
1.40%
 12/31/2007    N/A 10.319      116
 12/31/2008 10.319  4.869      168
2.00%
 12/31/2007    N/A 10.216       11
 12/31/2008 10.216  4.791       14


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Columbia Small Cap Value Fund
1.40%
 12/31/2007    N/A 12.439       55
 12/31/2008 12.439  8.330       57
2.00%
 12/31/2007    N/A 12.168        6
 12/31/2008 12.168  8.100        8
AZL Columbia Technology Fund
1.40%
 12/31/2007    N/A 10.014      158
 12/31/2008 10.014  4.874      233
2.00%
 12/31/2007    N/A  9.650       46
 12/31/2008  9.650  4.669       56
AZL Davis NY Venture Fund
1.40%
 12/31/2007    N/A 13.555      259
 12/31/2008 13.555  7.952      394
2.00%
 12/31/2007    N/A 13.062       98
 12/31/2008 13.062  7.618       93
AZL Dreyfus Equity Growth Fund
1.40%
 12/31/2007    N/A 11.526      106
 12/31/2008 11.526  6.634      164
2.00%
 12/31/2007    N/A 11.108       28
 12/31/2008 11.108  6.355       32

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL First Trust Target Double Play Fund
1.40%
 12/31/2007    N/A 10.609      462
 12/31/2008 10.609  4.848      634
2.00%
 12/31/2007    N/A 10.545      171
 12/31/2008 10.545  4.790      100
AZL Franklin Small Cap Value Fund
1.40%
 12/31/2007    N/A 17.485      185
 12/31/2008 17.485 11.426      219
2.00%
 12/31/2007    N/A 17.002       31
 12/31/2008 17.002 11.043       37
AZL Fusion Balanced Fund
1.40%
 12/31/2007    N/A 12.121      800
 12/31/2008 12.121  8.672      958
2.00%
 12/31/2007    N/A 11.929       87
 12/31/2008 11.929  8.483      109
AZL Fusion Growth Fund
1.40%
 12/31/2007    N/A 12.813     1535
 12/31/2008 12.813  7.715     1797
2.00%
 12/31/2007    N/A 12.609      485
 12/31/2008 12.609  7.547      581
AZL Fusion Moderate Fund
1.40%
 12/31/2007    N/A 12.396     1150
 12/31/2008 12.396  8.219     1197
2.00%
 12/31/2007    N/A 12.199      101
 12/31/2008 12.199  8.040      149
AZL Jennison 20/20 Focus Fund
1.40%
 12/31/2007    N/A 14.871      169
 12/31/2008 14.871  8.782      282
2.00%
 12/31/2007    N/A 14.634       41
 12/31/2008 14.634  8.591       73
AZL JPMorgan Large Cap Equity Fund
1.40%
 12/31/2007    N/A 11.662       99
 12/31/2008 11.662  5.187      161
2.00%
 12/31/2007    N/A 11.238       16
 12/31/2008 11.238  4.969       20
AZL JPMorgan U.S. Equity Fund
1.40%
 12/31/2007    N/A 12.939       81
 12/31/2008 12.939  7.824       99
2.00%
 12/31/2007    N/A 12.657       18
 12/31/2008 12.657  7.607       23

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Money Market Fund
1.40%
 12/31/2007    N/A 11.125      661
 12/31/2008 11.125 11.238     1156
2.00%
 12/31/2007    N/A 10.609      768
 12/31/2008 10.609 10.652      957
AZL NACM International Fund
1.40%
 12/31/2007    N/A  9.471       74
 12/31/2008  9.471  5.145       91
2.00%
 12/31/2007    N/A  9.433        5
 12/31/2008  9.433  5.093        3
AZL OCC Opportunity Fund
1.40%
 12/31/2007    N/A 16.672       85
 12/31/2008 16.672  8.688      117
2.00%
 12/31/2007    N/A 16.114       14
 12/31/2008 16.114  8.346       15
AZL Oppenheimer Global Fund
1.40%
 12/31/2007    N/A 15.236      170
 12/31/2008 15.236  8.856      191
2.00%
 12/31/2007    N/A 14.904       48
 12/31/2008 14.904  8.611       61
AZL Oppenheimer International Growth Fund
1.40%
 12/31/2007    N/A 20.503      198
 12/31/2008 20.503 11.293      237
2.00%
 12/31/2007    N/A 19.759       37
 12/31/2008 19.759 10.817       51
AZL PIMCO Fundamental IndexPLUS Total Return Fund
1.40%
 12/31/2007    N/A 11.654        6
 12/31/2008 11.654  6.796       18
2.00%
 12/31/2007    N/A 11.538        2
 12/31/2008 11.538  6.688        8
AZL S&P 500 Index Fund
1.40%
 12/31/2007    N/A  9.882      184
 12/31/2008  9.882  6.079      316
2.00%
 12/31/2007    N/A  9.842       29
 12/31/2008  9.842  6.018      155
AZL Schroder Emerging Markets Equity Fund
1.40%
 12/31/2007    N/A 13.455      392
 12/31/2008 13.455  6.384      584
2.00%
 12/31/2007    N/A 13.321      107
 12/31/2008 13.321  6.282      146


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Schroder International Small Cap Fund
1.40%
 12/31/2007    N/A  9.243      192
 12/31/2008  9.243  4.960      212
2.00%
 12/31/2007    N/A  9.206       54
 12/31/2008  9.206  4.910       66
AZL Small Cap Stock Index Fund
1.40%
 12/31/2007    N/A  9.329      122
 12/31/2008  9.329  6.353      177
2.00%
 12/31/2007    N/A  9.292       14
 12/31/2008  9.292  6.289       17
AZL TargetPLUS Balanced Fund
1.40%
 12/31/2007    N/A 10.116       99
 12/31/2008 10.116  7.541      210
2.00%
 12/31/2007    N/A 10.076       23
 12/31/2008 10.076  7.466       74
AZL TargetPLUS Equity Fund
1.40%
 12/31/2007    N/A 10.524      488
 12/31/2008 10.524  5.342      552
2.00%
 12/31/2007    N/A 10.460      236
 12/31/2008 10.460  5.278      220
AZL TargetPLUS Growth Fund
1.40%
 12/31/2007    N/A  9.939      767
 12/31/2008  9.939  5.942      885
2.00%
 12/31/2007    N/A  9.899      340
 12/31/2008  9.899  5.882      394
AZL TargetPLUS Moderate Fund
1.40%
 12/31/2007    N/A 10.080      289
 12/31/2008 10.080  6.722      343
2.00%
 12/31/2007    N/A 10.039       56
 12/31/2008 10.039  6.655       80
AZL Turner Quantitative Small Cap Growth Fund
1.40%
 12/31/2007    N/A 12.772       35
 12/31/2008 12.772  7.135       48
2.00%
 12/31/2007    N/A 12.569        8
 12/31/2008 12.569  6.979       13
AZL Van Kampen Comstock Fund
1.40%
 12/31/2007    N/A 12.386      130
 12/31/2008 12.386  7.794      167
2.00%
 12/31/2007    N/A 11.899       92
 12/31/2008 11.899  7.443      123


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Van Kampen Equity and Income Fund
1.40%
 12/31/2007    N/A 12.832      452
 12/31/2008 12.832  9.627      470
2.00%
 12/31/2007    N/A 12.552      104
 12/31/2008 12.552  9.360       72
AZL Van Kampen Global Franchise Fund
1.40%
 12/31/2007    N/A 19.359      276
 12/31/2008 19.359 13.637      302
2.00%
 12/31/2007    N/A 18.824       48
 12/31/2008 18.824 13.180       28
AZL Van Kampen Global Real Estate Fund
1.40%
 12/31/2007    N/A 10.852      194
 12/31/2008 10.852  5.796      287
2.00%
 12/31/2007    N/A 10.743       34
 12/31/2008 10.743  5.704       64
AZL Van Kampen Growth and Income Fund
1.40%
 12/31/2007    N/A 14.291      105
 12/31/2008 14.291  9.462      155
2.00%
 12/31/2007    N/A 13.730       77
 12/31/2008 13.730  9.036      134
AZL Van Kampen Mid Cap Growth Fund
1.40%
 12/31/2007    N/A 16.193      253
 12/31/2008 16.193  8.220      403
2.00%
 12/31/2007    N/A 15.557       92
 12/31/2008 15.557  7.850       80
BlackRock Global Allocation V.I. Fund
1.40%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.919      152
2.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.888      110
Davis VA Financial Portfolio
1.40%
 12/31/2007    N/A 15.832       42
 12/31/2008 15.832  8.373       79
2.00%
 12/31/2007    N/A 15.097       11
 12/31/2008 15.097  7.937       19
Franklin High Income Securities Fund
1.40%
 12/31/2007    N/A 25.387       62
 12/31/2008 25.387 19.180       61
2.00%
 12/31/2007    N/A 22.658       18
 12/31/2008 22.658 17.016       17

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

                                      103

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

Franklin Income Securities Fund
1.40%
 12/31/2007    N/A 48.490      437
 12/31/2008 48.490 33.635      450
2.00%
 12/31/2007    N/A 43.279       97
 12/31/2008 43.279 29.840       65
Franklin Templeton VIP Founding Funds Allocation Fund
1.40%
 12/31/2007    N/A  9.246      450
 12/31/2008  9.246  5.847      589
2.00%
 12/31/2007    N/A  9.219       39
 12/31/2008  9.219  5.795      175
Franklin U.S. Government Fund
1.40%
 12/31/2007    N/A 26.205       33
 12/31/2008 26.205 27.800       57
2.00%
 12/31/2007    N/A 23.408       12
 12/31/2008 23.408 24.684       38
Franklin Zero Coupon Fund 2010
1.40%
 12/31/2007    N/A 39.978        5
 12/31/2008 39.978 42.376       12
2.00%
 12/31/2007    N/A 35.710        0
 12/31/2008 35.710 37.626       43
Mutual Global Discovery Securities Fund
1.40%
 12/31/2007    N/A 29.830      287
 12/31/2008 29.830 21.045      323
2.00%
 12/31/2007    N/A 27.899       89
 12/31/2008 27.899 19.564       88
Mutual Shares Securities Fund
1.40%
 12/31/2007    N/A 24.148      677
 12/31/2008 24.148 14.975      744
2.00%
 12/31/2007    N/A 22.584      182
 12/31/2008 22.584 13.922      140
OpCap Mid Cap Portfolio
1.40%
 12/31/2007    N/A 10.583       99
 12/31/2008 10.583  6.087      136
2.00%
 12/31/2007    N/A 10.477       11
 12/31/2008 10.477  5.990       18
PIMCO VIT All Asset Portfolio
1.40%
 12/31/2007    N/A 12.953       73
 12/31/2008 12.953 10.749       91
2.00%
 12/31/2007    N/A 12.670        8
 12/31/2008 12.670 10.451       30


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

PIMCO VIT CommodityRealReturn Strategy Portfolio
1.40%
 12/31/2007    N/A 12.816      100
 12/31/2008 12.816  7.103      216
2.00%
 12/31/2007    N/A 12.612       14
 12/31/2008 12.612  6.948       59
PIMCO VIT Emerging Markets Bond Portfolio
1.40%
 12/31/2007    N/A 12.287       67
 12/31/2008 12.287 10.347       73
2.00%
 12/31/2007    N/A 12.091       30
 12/31/2008 12.091 10.122       27
PIMCO VIT Global Bond Portfolio (Unhedged)
1.40%
 12/31/2007    N/A 10.440      102
 12/31/2008 10.440 10.208      143
2.00%
 12/31/2007    N/A 10.274       48
 12/31/2008 10.274  9.985       61
PIMCO VIT High Yield Portfolio
1.40%
 12/31/2007    N/A 14.297       57
 12/31/2008 14.297 10.779       61
2.00%
 12/31/2007    N/A 13.634       13
 12/31/2008 13.634 10.217       19
PIMCO VIT Real Return Portfolio
1.40%
 12/31/2007    N/A 12.324       78
 12/31/2008 12.324 11.295      140
2.00%
 12/31/2007    N/A 11.983       17
 12/31/2008 11.983 10.917       83
PIMCO VIT Total Return Portfolio
1.40%
 12/31/2007    N/A 14.986      208
 12/31/2008 14.986 15.486      263
2.00%
 12/31/2007    N/A 14.290       24
 12/31/2008 14.290 14.679       90
Templeton Global Bond Securities Fund
1.40%
 12/31/2007    N/A 32.376      113
 12/31/2008 32.376 33.906      120
2.00%
 12/31/2007    N/A 29.016       13
 12/31/2008 29.016 30.205       18
Templeton Growth Securities Fund
1.40%
 12/31/2007    N/A 29.538      482
 12/31/2008 29.538 16.799      542
2.00%
 12/31/2007    N/A 27.190       71
 12/31/2008 27.190 15.371       76

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

APPENDIX C - RIDER CHARGE EXAMPLES
If your Contract includes the Investment Protector or the Income Protector, we will deduct a rider charge from your Contract Value during the Accumulation Phase while your selected benefit is in effect and the Contract Value is positive. We calculate the rider charge daily beginning on the day after the rider effective date, and we deduct it for each quarter on the earlier of the following: at the end of the Business Day before the Quarterly Anniversary, or when we deduct the final rider charge.

We calculate the daily rider charge at the end of each day that the rider charge is in effect. Under the Investment Protector, the daily rider charge is equal to the daily rider charge rate multiplied by the Target Value at the end of the current Business Day. Under the Income Protector, the daily rider charge is equal to the daily rider charge rate multiplied by the Benefit Base at the end of the current Business Day. The daily rider charge rate is the current annualized rate for your selected benefit that was effective on the previous Quarterly Anniversary divided by 365. The rider charge we assess for each quarter will be the sum of all daily rider charges we computed for the previous quarter.

EXAMPLE OF RIDER CHARGE CALCULATION UNDER THE INVESTMENT PROTECTOR
o You purchase a Contract on January first with an initial Purchase
  Payment of $100,000. You select the Investment Protector at issue. For this example, assume that the benefit is subject to a current rider charge of 2.50% of the Target Value. All valuations of the Contract Value in this example occur at the end of the previous Business Day and reflect the deduction of any applicable contract maintenance charge.
o During the first quarter you make no additional Purchase Payments and take no withdrawals. Your Target Value during the entire first quarter is equal to the Purchase Payment received on the Issue Date ($100,000). There are 90 days in the first quarter, but we do not assess the rider charge on the rider effective date, so we will only assess a rider charge for 89 days.

We calculate the Investment Protector daily rider charge on each day for the first quarter as follows:
  The daily rider charge rate = 2.50% {divide} 365 = ........0.006849%
  Multiplied by the Target Value on that day................x $100,000
       .......................................................$   6.85
Therefore, the total rider charge for the Investment Protector for the first quarter is the sum of 89 days worth of daily rider charges, or $6.85 x 89 = $609.65. We would deduct $609.65 from your Contract Value at the end of the Business Day before the first Quarterly Anniversary, and we would deduct it proportionately from each of your selected Investment Options. This deduction does not reduce the Target Value.

If you do not make any additional Purchase Payments or take any withdrawals for the remainder of the year, your Target Value will not change. Assuming we do not exercise our right to change your rider charge any of the Quarterly Anniversaries, we would assess charges for the remainder of the year as follows.
o The second quarter has 91 days, so at the end of the Business Day before the second Quarterly Anniversary, we would deduct $623.35 ($6.85 x 91).
o The third quarter has 92 days, so at the end of the Business Day before the third Quarterly Anniversary, we would deduct $630.20 ($6.85 x 92).
o The fourth quarter also has 92 days, so at the end of the Business Day before the fourth Quarterly Anniversary (which is also the first Contract Anniversary), we would deduct $630.20.

The total Investment Protector rider charge for the first rider year would be $2,493.40. The actual rider charge that you pay for the following years will change because we calculate the charge for every day in the year. The charge may also change if your Target Value increases or decreases or we exercise our right to change the current rider charge.

NOTE: An additional Purchase Payment or withdrawal will change both the Target Value and the amount of the daily rider charge, which means the amount of your daily rider charge could change during a Contract quarter.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

EXAMPLE OF RIDER CHARGE CALCULATION UNDER THE INCOME PROTECTOR
o You purchase a Contract on January first with an initial Purchase
  Payment of $100,000. For this example, assume that the Annual Increase Percentage is 6% and the number of Guarantee Years is 12. You select the Income Protector with single Lifetime Plus Payments at issue. The benefit is subject to a current rider charge of 2.50% of the Benefit Base. During this year you do not make any additional Purchase Payments, take any withdrawals, or begin taking Lifetime Plus Payments and we do not exercise our right to change your rider charge. All valuations of the Contract Value in this example occur at the end of the previous Business Day and reflect the deduction of any applicable contract maintenance charge.
o Your Annual Increase and Benefit Base during the entire first quarter are both equal to the Purchase Payment received on the Issue Date ($100,000). There are 90 days in the first quarter, but we do not assess the rider charge on the rider effective date, so we will only assess a rider charge for 89 days.

We calculate the Income Protector daily rider charge on each day for the first quarter as follows:
  The daily rider charge rate = 2.50% {divide} 365 = ........0.006849%
  Multiplied by the Benefit Base on that day................x $100,000
       .......................................................$   6.85

Therefore, the total rider charge for the Income Protector for the first quarter is the sum of 89 days worth of daily rider charges, or $6.85 x 89 = $609.65. We would deduct $609.65 from your Contract Value at the end of the Business Day before the first Quarterly Anniversary, and we would deduct it proportionately from each of your selected Investment Options. This deduction does not reduce the Benefit Base.

o On the first Quarterly Anniversary you receive a 6% simple interest to the Annual Increase, which is $100,000 + ($100,000 x (6% / 4)) = $101,500.
  Your Contract Value at the end of the previous Business Day is less than the Annual Increase, so we do not reset your Annual Increase. We will also increase your Benefit Base to equal the new Annual Increase ($101,500). There are 91 days in the second quarter.

We calculate the Income Protector daily rider charge on each day for the second quarter as follows:
  The daily rider charge rate = 2.50% {divide} 365 = ........0.006849%
  Multiplied by the Benefit Base on that day................x $101,500
       .......................................................$   6.95

Therefore, the total rider charge for the Income Protector for the second quarter is the sum of 91 days worth of daily rider charges, or $6.95 x 91 = $632.45.

o On the second Quarterly Anniversary you receive a 6% simple interest to the Annual Increase, which is $101,500 + ($100,000 x (6% / 4)) = $103,000.
  Your Contract Value at the end of the previous Business Day is less than the Annual Increase, so we do not reset your Annual Increase. We will also increase your Benefit Base to equal the new Annual Increase ($103,000). There are 92 days in the third quarter.

We calculate the Income Protector daily rider charge for the third quarter as follows:
  The daily rider charge rate = 2.50% {divide} 365 = ........0.006849%
  Multiplied by the Benefit.................................x $103,000
       .......................................................$   7.05

Therefore, the total rider charge for the Income Protector for the third quarter is the sum of 92 days worth of daily rider charges, or $7.05 x 92 = $648.60.

o On the third Quarterly Anniversary you receive a 6% simple interest to the Annual Increase, which is $103,000 + ($100,000 x (6% / 4)) = $104,500.
  Your Contract Value at the end of the previous Business Day is $109,000, which is greater than the Annual Increase, so we reset your Annual Increase to $109,000. We will also increase your Benefit Base to equal the new Annual Increase ($109,000). There are 92 days in the fourth quarter.

We calculate the Income Protector daily rider charge for the fourth quarter as follows:
  The daily rider charge rate = 2.50% {divide} 365 = ........0.006849%
  Multiplied by the Benefit Base on that day................x $109,000
       .......................................................$   7.47

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

Therefore, the total rider charge for the Income Protector for the fourth quarter is the sum of 92 days worth of daily rider charges, or $7.47 x 92 = $687.24.

The total Income Protector rider charge for the first rider year would be $2,577.94. The actual rider charge that you pay for the following years will change because we calculate the charge for every day in the year. The charge may also change if your Benefit Base increases or decreases or we exercise our right to change the current rider charge.

NOTE: An additional Purchase Payment, withdrawal taken before the Benefit Date, an Excess Withdrawal, or an annual payment increase to Lifetime Plus Payments will change both the Benefit Base and the amount of the daily rider charge, which means the amount of your daily rider charge could change during a Contract quarter.

EXAMPLE OF THE EFFECT OF A WITHDRAWAL ON THE RIDER CHARGE CALCULATION UNDER THE INCOME PROTECTOR
o You purchase a Contract on January first with an initial Purchase
  Payment of $100,000. You select the Income Protector with single Lifetime Plus Payments at issue. The benefit is subject to a current rider charge of 2.50% of the Benefit Base. Your Benefit Base on the rider effective date is equal to the Purchase Payment received on the Issue Date ($100,000). All valuations of the Contract Value in this example occur at the end of the previous Business Day and reflect the deduction of any applicable contract maintenance charge.
o On the 20th day of the first quarter you have not begun receiving
  Lifetime Plus Payments and you take a withdrawal of $10,100 when your Contract Value at the end of that day is $101,000. The percentage of Contract Value withdrawn is 10% ($10,100 {divide} $101,000). The withdrawal also proportionately reduces your Benefit Base as follows: $100,000 - ($10% x $100,000) = $100,000 - $10,000 = $90,000.
o There are 90 days in the first quarter, but we do not assess the rider charge on the rider effective date, so we will only assess a rider charge for 89 days.

We calculate the Income Protector daily rider charge each day for the first 19 days of the quarter as follows:
  The daily rider charge rate = 2.50% {divide} 365 = ........0.006849%
  Multiplied by the Benefit Base on that day................x $100,000
       ........................................................$  6.85
We calculate the Income Protector daily rider charge each day for the next 70 days of the quarter as follows:
  The daily rider charge rate = 2.50% {divide} 365 = ........0.006849%
  Multiplied by the Benefit Base on that day.................x $90,000
       .......................................................$   6.16

Therefore, the total rider charge for the Income Protector for the first quarter is the sum of 89 days worth of daily rider charges, or ($6.85 x 19) + ($6.16 x
70) = $130.15 + $431.20 = $561.35. We would deduct $561.35 from your Contract
Value at the end of the Business Day before the first Quarterly Anniversary, and we would deduct it proportionately from each of your selected Investment Options. This deduction does not reduce the Benefit Base.

EXAMPLE OF THE EFFECT OF AN ANNUAL PAYMENT INCREASE TO LIFETIME PLUS PAYMENTS ON THE RIDER CHARGE CALCULATION UNDER THE INCOME PROTECTOR
o You purchase a Contract on January first with an initial Purchase
  Payment of $100,000. You select the Income Protector with single Lifetime Plus Payments at issue. The benefit is subject to a current rider charge of 2.50% of the Benefit Base. Your Benefit Base on the rider effective date is equal to the Purchase Payment received on the Issue Date ($100,000). All valuations of the Contract Value in this example occur at the end of the previous Business Day and reflect the deduction of any applicable contract maintenance charge.
o You begin taking the annual maximum Lifetime Plus Payment you are entitled to 15 days into the first quarter, and your Benefit Base on the Benefit Date is $100,000.
o On the first Benefit Anniversary you receive an annual payment increase to your Lifetime Plus Payment because your Contract Value has increased to $102,000, and we also increase your Benefit Base to equal the $102,000 Contract Value.
o During the first quarter of the second year, you do not take any Excess Withdrawals and as of the first Quarterly Anniversary of the second year, we have not exercised our right to change your rider charge. There are 90 days in the first quarter of the second year.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

We calculate the Income Protector daily rider charge each day for the first 15 days of the first quarter of the second rider year as follows:
  The daily rider charge rate = 2.50% {divide} 365 = ........0.006849%
  Multiplied by the Benefit Base on that day................x $100,000
       .......................................................$   6.85
We calculate the Income Protector daily rider charge each day for the next 75 days of the first quarter of the second rider year as follows:
  The daily rider charge rate = 2.50% {divide} 365 = ........0.006849%
  Multiplied by the Benefit Base on that day................x $102,000
       .......................................................$   6.99

Therefore, the total rider charge for the Income Protector for the fifth quarter is the sum of 90 days worth of daily rider charges, or ($6.85 x 15) + ($6.99 x
75) = $102.75 + $524.25 = $627.00. We would deduct $627.00 from your Contract
Value at the end of the Business Day before the first Quarterly Anniversary of the second Contract Year, and we would deduct it proportionately from each of your selected Investment Options. This deduction does not reduce the Benefit Base.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

APPENDIX D - WITHDRAWAL CHARGE EXAMPLES
All of the following examples assume you purchase a Contract with an initial Purchase Payment of $100,000, you do not select the Short Withdrawal Charge Option or the Bonus Option, and you make no additional Purchase Payments. The free withdrawal privilege for each Contract Year is 12% of your total Purchase Payments, less the total amount previously withdrawn under the free withdrawal privilege in the same Contract Year. Any unused free withdrawal privilege in one Contract Year does not carry over to the next Contract Year. This means at the beginning of each Contract Year, there would be $12,000 available under the free withdrawal privilege.

FULL WITHDRAWAL WHEN THE CONTRACT VALUE HAS DECLINED DUE TO A LOSS IN
  YOUR SELECTED INVESTMENT OPTIONS:
o You take a full withdrawal in the third Contract Year when the Contract
  Value is $90,000 and the withdrawal charge is 7.5%. You have taken no other withdrawals from the Contract.
o There are no Purchase Payments that are beyond the withdrawal charge period and the free withdrawal privilege does not apply upon a full withdrawal. Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge as follows:
  The Withdrawal Charge Basis is equal to total Purchase Payments, less any Purchase Payments withdrawn that were subject to a withdrawal charge, less any withdrawal charges = $100,000 -
  $0 - $0 = ..................................................$100,000
  Multiplied by the withdrawal charge........................x    7.5%
       ......................................................$   7,500
Therefore, we would withdraw $90,000 from the Contract and pay you $82,500 ($90,000 less the $7,500 withdrawal charge).

PARTIAL WITHDRAWAL UNDER THE FREE WITHDRAWAL PRIVILEGE FOLLOWED BY A FULL
  WITHDRAWAL:
o You take a partial withdrawal of $9,000 in the second Contract Year. The total amount available under the free withdrawal privilege at this time is $12,000. The $9,000 withdrawn is not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.
o You take a full withdrawal in the third Contract Year when the Contract
  Value is $90,000 and the withdrawal charge is 7.5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the free withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge for the full withdrawal as follows:
  The Withdrawal Charge Basis is equal to total Purchase Payments, less any Purchase Payments withdrawn that were
subject to a withdrawal charge, less any withdrawal charges = $100,000 -
  $0 - $0 = ..................................................$100,000
  Multiplied by the withdrawal charge........................x    7.5%
       ......................................................$   7,500
Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $82,500 ($90,000 less the $7,500 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $91,500.

PARTIAL WITHDRAWAL IN EXCESS OF THE FREE WITHDRAWAL PRIVILEGE FOLLOWED BY
  A FULL WITHDRAWAL:
o You take a partial withdrawal of $15,000 in the second Contract Year when the withdrawal charge is 8.5%. The total amount available under the free withdrawal privilege at this time is $12,000, so $3,000 of the withdrawal is subject to a withdrawal charge and will reduce the Withdrawal Charge Basis.

We calculate the withdrawal charge for the partial withdrawal as follows:
  The amount of the withdrawal that is subject to a withdrawal charge$
  3,000...............................................................
  Divided by (1 minus the withdrawal charge percentage).{divide} 0.915
  Total amount withdrawn.......................................$ 3,279
  Total withdrawal charge (amount withdrawn minus the amount requested) =
     $3,279 - $3,000 =........................................$    279
Therefore, we would withdraw $3,279 from the Contract and pay you $3,000.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

o Continuing the example, assume you take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 7.5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the free withdrawal privilege does not apply and we will assess the withdrawal charge against the entire Withdrawal Charge Basis.
We calculate the withdrawal charge for the full withdrawal as follows:
  The Withdrawal Charge Basis is equal to total Purchase Payments, less any Purchase Payments withdrawn that were
subject to a withdrawal charge, less any withdrawal charges = $100,000 -
  $3,000 - $279 = .............................................$96,721
  Multiplied by the withdrawal charge..........................x  7.5%
       ........................................................$ 7,254
Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $82,746 ($90,000 less the $7,254 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $97,746.

A SERIES OF PARTIAL WITHDRAWALS UNDER THE FREE WITHDRAWAL PRIVILEGE
  FOLLOWED BY A FULL WITHDRAWAL:
o You take the maximum amount available under the free withdrawal privilege each year for five years (total distributions = $60,000). The $60,000 withdrawn is not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis.
o In the sixth Contract Year, the Contract Value is $11,000. Although the maximum available under the free withdrawal privilege is $12,000, there is only $11,000 of Contract Value available. Assuming you withdraw the $11,000, the free withdrawal privilege will not apply because this is a full withdrawal. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, we will assess the withdrawal charge against the entire Withdrawal Charge Basis. The withdrawal charge in the sixth Contract Year is 4%.

We calculate the withdrawal charge for the full withdrawal as follows:
  The Withdrawal Charge Basis is equal to total Purchase Payments, less any Purchase Payments withdrawn that were
subject to a withdrawal charge, less any withdrawal charges = $100,000 -
  $0 - $0 = ..................................................$100,000
  Multiplied by the withdrawal charge.......................x       4%
       ......................................................$   4,000
Therefore, upon the full withdrawal, we would withdraw $11,000 from the Contract and pay you $7,000 ($11,000 less the $4,000 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $67,000.

Alternatively, the largest available partial withdrawal at this time is $9,000 as this amount would reduce the Contract Value to the minimum required Contract Value of $2,000. If instead of a full withdrawal, you take a partial withdrawal of $9,000, it will not be subject to a withdrawal charge. After two additional years, the initial Purchase Payment will be beyond its withdrawal charge period and you could then withdraw all remaining Contract Value without incurring a withdrawal charge.


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

APPENDIX E - THE TARGET DATE BENEFITS
There were two versions of these benefits: (i) the Target Date Retirement Benefit, which was available before January 26, 2009; and (ii) the Target Date 10 Benefit, which was available from January 26, 2009 until March 31, 2009. Neither of these benefits are currently available under this Contract. Both benefits have an additional M&E charge and that charge is guaranteed for the life of the benefit. The two versions of these benefits are largely the same, except that the Target Date Retirement Benefit allowed an earlier initial Target Value Date and had a lower additional M&E charge as indicated in the following table.

                                                         M&E CHARGE[(1)]
                                                 ACCUMULATION PHASE ANNUITY PHASE
ADDITIONAL M&E CHARGE FOR OPTIONAL BENEFITS[(2)]
   TARGET DATE 10 BENEFIT                              0.55%             NA
   TARGET DATE RETIREMENT BENEFIT                      0.40%             NA

(1)The M&E charge is an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option, and we use that net asset vale to calculate the Accumulation Unit value during the Accumulation Phase and the Annuity Unit value during the Annuity Phase. We assess an M&E charge during the Annuity Phase on any Contract Value you apply to variable Annuity Payments; there is no M&E charge during the Annuity Phase on any Contract Value you apply to fixed Annuity Payments. For more information, please see section 6, Expenses - Mortality and Expense Risk (M&E) Charge.
(2)The additional M&E charge associated with this optional benefit will continue until the earlier of the benefit's termination, or when your Contract Value is reduced to zero.

NOTE: IN YOUR CONTRACT, THE NAME FOR YOUR TARGET DATE RIDER MAY BE DIFFERENT THAN THE NAME WE USE HERE IN THIS PROSPECTUS. If the minimum number of Contract Years to the initial Target Value Date that is shown on your Contract schedule is ten, then you have the Target Date 10 Benefit that is discussed in this prospectus; if instead the minimum is seven years, then you have the Target Date Retirement Benefit. However, in your Contract, both of these benefits use the name "Target Date Retirement Benefit Rider."

Your Contract Value will increase and decrease depending on the performance of the underlying Investment Options you selected. Depending on market conditions, you can gain or lose value in the Investment Options, including your principal. However, the Target Date Benefits are intended to provide a level of protection for the principal you invest and to lock in any past investment gains at a future point during the Accumulation Phase that you select (the Target Value
Date). To provide this protection, we restrict your allocations to the Investment Options and we may transfer Contract Value between your selected Investment Options over time based on the length of time until the guarantee takes effect and the performance of your selected Investment Options.

The Target Date Benefits guarantee that, beginning on your initial Target Value Date (and on each subsequent Contract Anniversary until the benefit terminates) your Contract Value will at least equal the Target Value. The Target Value is the highest Contract Value that occurred at issue or on any subsequent Contract Anniversary, adjusted for any subsequent additional Purchase Payments or partial withdrawals. The earliest available initial Target Value Date is ten Contract Years after you selected the Target Date 10 Benefit (or seven Contract Years under the Target Date Retirement Benefit), and the latest available initial date is the Contract Anniversary before the older Owner's 91st birthday. For example, assume you purchased a Contract with the Target Date 10 Benefit with the earliest available initial Target Value Date, make one initial payment, and take no withdrawals. Then, on the tenth Contract Anniversary the Target Date 10 Benefit guarantees that your Contract Value will be at least the initial Purchase Payment or the highest Contract Value on any Contract Anniversary up to and including the tenth Contract Anniversary.

If your Contract Value is less than this guaranteed amount on the Target Value Date and each subsequent Contract Anniversary, we will credit your Contract Value with the difference. We will allocate this amount to your Investment Options in proportion to the amount of Contract Value in each of the Investment Options on the date of the credit.

NOTE: YOU HAVE LIMITED PROTECTION UNDER THE TARGET DATE BENEFITS UNLESS YOU HOLD THE CONTRACT UNTIL THE INITIAL TARGET VALUE DATE. IN ADDITION, THE TARGET DATE BENEFITS DO NOT PROVIDE ANY GUARANTEE TO YOUR CONTRACT VALUE BEFORE THE INITIAL TARGET VALUE DATE AND DO NOT LOCK IN ANY GAINS THAT OCCUR BETWEEN ANNIVERSARIES.

NOTE: UNDER THE TARGET DATE BENEFITS, YOU CAN ONLY MAKE ADDITIONAL PURCHASE PAYMENTS AND PARTICIPATE IN THE AUTOMATIC INVESTMENT PLAN FOR THREE YEARS AFTER THE RIDER EFFECTIVE DATE. In addition, the flexible rebalancing program

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009 will not be available to you during the period that one of the Target Date Benefits is part of your Contract. However, if you remove your selected Target Date Benefit from your Contract, these restrictions will no longer apply on or after the rider termination date in all states except Massachusetts. If your Contract was issued in Massachusetts and it includes one of the Target Date Benefits, you can only make additional Purchase Payments to the Contract for the first three Contract Years even if you subsequently remove your Target Date Benefit from your Contract or if you move to another state. Contracts issued in the state of Massachusetts with one of the Target Date Benefits are issued as limited purchase payment variable deferred annuity contracts.

NOTE REGARDING PARTIAL WITHDRAWALS FOR CONTRACTS WITH A TARGET DATE BENEFIT:
You cannot take a partial withdrawal from specific Investment Options if your Contract includes a Target Date Benefit.

REMOVING A TARGET DATE BENEFIT FROM YOUR CONTRACT
You can remove your selected Target Date Benefit from your Contract at any time. However, if your Contract includes the No Withdrawal Charge Option, you can only remove a Target Date Benefit if you can simultaneously replace it with the Income Protector Benefit (see section 11, Selection of Optional Benefits - Replacing the Optional Benefits). You can request the removal of a Target Date Benefit by completing the appropriate form. We must receive this within than 30 days before a Contract Anniversary in order to remove the benefit on that anniversary (the rider termination date). We will process your request on the Contract Anniversary that occurs immediately after we receive your request in Good Order at our Service Center. If you remove one of the Target Date Benefits from your Contract, we will no longer assess the additional M&E charge associated with it as of the rider termination date. Because the total M&E charge for the Contract changes, we will adjust the number of Accumulation Units so that the Contract Value on the rider termination date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

THE TARGET VALUE DATE
We may apply a credit to your Contract Value on each Target Value Date. Each Target Value Date will occur on a Contract Anniversary. You selected the initial Target Value Date when you added the benefit to your Contract. The earliest initial Target Value Date you could have selected is ten Contract Years after the rider effective date under the Target Date 10 Benefit (or seven Contract Years under the Target Date Retirement Benefit), and the latest initial Target Value Date you can select is the Contract Anniversary before the older Owner's 91st birthday. If the Contract is owned by a non-individual, the latest initial Target Value Date you can select is the Contract Anniversary before the Annuitant's 91st birthday. Additional Target Value Dates will then occur on each subsequent Contract Anniversary while your selected Target Date Benefit is in effect. If the Target Value Date does not fall on a Business Day, we will apply any associated credit to your Contract Value on the next Business Day.

On any Contract Anniversary before the older Owner's 81st birthday, you can reset the initial Target Value Date before it occurs as long as the Contract Value is at least equal to the Target Value on that anniversary. If the Contract is owned by a non-individual, the age restriction for resetting the initial Target Value Date is before the Annuitant's 81st birthday. The new initial Target Value Date must be on a Contract Anniversary that is at least ten Contract Years after we process your request for the reset under the Target Date 10 Benefit (or seven Contract Years under the Target Date Retirement Benefit), and the latest Target Value Date is the Contract Anniversary before the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Contract is owned by a non-individual). You can request a reset within 30 days following a Contract Anniversary by completing the appropriate form. We will process your reset request as of the immediately preceding Contract Anniversary (the reset anniversary) once we receive your request in Good Order at our Service Center. If the reset anniversary does not fall on a Business Day, we will process your request on the next Business Day.

Once we apply a credit to your Contract Value under one of the Target Date Benefits, the credit becomes part of your Contract Value and is available for immediate withdrawal. Also, the credit will be allocated proportionately to the Investment Options you chose, and will immediately begin to participate in the investment performance of those Investment Options. Because the credit increases your Contract Value, it will also increase the total dollar amount (but not the percentage) of the M&E charge you pay. We will apply the credit to your Contract before we do any quarterly rebalancing. For tax purposes, the credit will be treated as earnings under the Contract. However, if your Contract Value at the time of a credit is less than net Purchase Payments (total Purchase Payments received less any prior payments withdrawn) then we may treat some or all of the credit as a Purchase Payment when applying the withdrawal charge if the entire Contract Value is then withdrawn. This is similar to when the Contract Value is less than net Purchase Payments, but the Contract Value then experiences a gain immediately before you take a complete withdrawal. We assess

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009 withdrawal charges against Purchase Payments withdrawn in the manner described in section 6, Expenses - Withdrawal Charge.

NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOUR CONTRACT VALUE HAS NOT BEEN REDUCED TO ZERO. (For more information see section 3, The Annuity Phase.) Upon such a Full Annuitization you will no longer have a Contract Value and, therefore, you will no longer receive any Contract Value increases under your selected Target Date Benefit.

CALCULATING THE TARGET VALUE
We only calculate the Target Value while your selected Target Date Benefit is in effect.

If the rider effective date was the Issue Date, the Target Value on the Issue Date was equal to the Purchase Payment received on the Issue Date. If the rider effective date occurred after the Issue Date, the Target Value on the rider effective date was equal to the Contract Value on that date.

On each Business Day, we increase the Target Value by the amount of any additional Purchase Payments received that day, and we reduce the Target Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Contract Anniversary, we process any increase or decrease to the Target Value due to a Purchase Payment received that day or a Partial Annuitization or withdrawal taken that day, after we do the following calculation. On each Contract Anniversary, the Target Value is equal to the greater of its value on the immediately preceding Business Day or the Contract Value as of that Contract Anniversary.

WHILE ONE OF THE TARGET DATE BENEFITS APPLIES TO YOUR CONTRACT, ANY WITHDRAWALS TAKEN AND/OR AMOUNTS APPLIED TO PARTIAL ANNUITIZATIONS MAY REDUCE THE TARGET VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Target Value, we will deduct more than the amount withdrawn and/or annuitized from the Target Value.

EXAMPLES OF THE TARGET VALUE CALCULATIONS
This example shows how we calculate the Target Value under the Target Date 10 Benefit.

o You purchased a Contract with an initial Purchase Payment of $100,000.
  You selected the Target Date 10 Benefit at issue and you also selected the earliest possible Target Value Date, which is the 10th Contract Anniversary. You make no additional Purchase Payments.

                           CONTRACT VALUE TARGET VALUE
 On the Issue Date            $100,000      $100,000
 1st Contract Anniversary     $108,000      $108,000
 2nd Contract Anniversary     $110,000      $110,000
 3rd Contract Anniversary     $102,000      $110,000
 4th Contract Anniversary     $104,000      $110,000
 5th Contract Anniversary     $109,000      $110,000
 6th Contract Anniversary     $115,000      $115,000
 7th Contract Anniversary     $131,000      $131,000
 8th Contract Anniversary     $121,000      $131,000
 9th Contract Anniversary     $129,000      $131,000
 10th Contract Anniversary    $137,000      $137,000
 11th Contract Anniversary    $126,000      $137,000
 BEFORE A CREDIT
 11th Contract Anniversary    $137,000      $137,000
 AFTER A CREDIT

o On the Issue Date, the Target Value was equal to the total Purchase
  Payment ($100,000).
o At the first Contract Anniversary the Contract Value had increased to $108,000, which is greater than the previous Target Value ($100,000), so the Target Value was increased to equal the Contract Value. The Target Value also increased on the second Contract Anniversary because the Contract Value ($110,000) was greater than the previous Target Value ($108,000).

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

o At the third Contract Anniversary, the Contract Value had decreased to $102,000, which is less than the previous Target Value ($110,000), so the Target Value was not increased. On the fourth and fifth Contract Anniversaries, the Contract Value was also less than the previous Target Value, so the Target Value was not increased and remained at the previous highest value of $110,000.
o At the sixth Contract Anniversary the Contract Value had increased to $115,000, which is greater than the previous Target Value ($110,000), so the Target Value was increased to equal the Contract Value.
o At the seventh Contract Anniversary the Contract Value had increased to $131,000, which is greater than the previous Target Value ($115,000), so the Target Value was increased to equal the Contract Value.
o At the eighth and ninth Contract Anniversaries, the Contract Value was less than the previous Target Value, so the Target Value was not increased and remained at the previous highest value of $131,000.
o At the tenth Contract Anniversary the Contract Value had increased to $137,000, which is greater than the previous Target Value ($131,000), so the Target Value was increased to equal the Contract Value. The tenth Contract Anniversary is also the initial Target Value Date. Because the Contract Value on the initial Target Value Date was greater than the Target Value, there was no credit on the tenth Contract Anniversary.
o At the eleventh Contract Anniversary, the Contract Value had decreased to $126,000, which is less than the previous Target Value ($137,000), so the Target Value was not increased. The eleventh Contract Anniversary is also the second Target Value Date. Because the Contract Value on the second Target Value Date was less than the Target Value, there was a credit of $11,000 to the Contract Value on the eleventh Contract Anniversary.

EXAMPLE OF THE EFFECT OF A PARTIAL WITHDRAWAL ON THE TARGET VALUE
o Continuing the assumptions from the previous example, except that you take a partial withdrawal of $9,000 (including the withdrawal charge) in the second month of the second Contract Year when the Contract Value on the day of (but before) the partial withdrawal is $109,000.

  The Target Value will be adjusted for the partial withdrawal as follows:
     The previous Target Value...................................$108,000.00
     Reduced proportionately by the percentage of Contract Value withdrawn ($9,000 / $109,000) =  0.08257 x $108,000 = -
       8,917.56.............................................................
  The Target Value after the partial withdrawal.................$  99,082.44
o This Target Value will remain in effect until at least the next Contract Anniversary unless you take another partial withdrawal.

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING NOTE REGARDING TRANSFERS FOR CONTRACTS WITH A TARGET DATE BENEFIT: We do not count any transfers made under the quarterly rebalancing program for the Target Date Benefits against any free transfers we allow. We also waive the required minimum transfer amount for transfers made under the quarterly rebalancing program for one of the Target Date Benefits.

THESE RESTRICTIONS APPLY ONLY TO CONTRACTS WITH ONE OF THE TARGET DATE BENEFITS WHILE THE BENEFIT IS IN EFFECT. WE WILL ALLOCATE ANY ADDITIONAL PURCHASE PAYMENTS ACCORDING TO YOUR MOST RECENT ALLOCATION INSTRUCTIONS IF THEY COMPLY WITH THE CURRENT MAXIMUM ALLOWABLE ALLOCATIONS; HOWEVER, IF THEY DO NOT COMPLY, WE WILL INSTEAD ALLOCATE ANY ADDITIONAL PURCHASE PAYMENTS ACCORDING TO THE CURRENT REQUIRED ALLOCATION AS DISCUSSED IN THIS SECTION. WHEN YOU SELECTED ONE OF THESE BENEFITS YOU CONSENTED TO ALLOW US TO REBALANCE YOUR CONTRACT VALUE IN ACCORDANCE WITH THE PROCEDURES DESCRIBED HERE AND IN YOUR CONTRACT. We have put these restrictions in place to support the guarantees that we provide under the Target Date Benefits, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may be less than the Contract Value you would have had without the benefit.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

If your Contract includes one of the Target Date Benefits, we divide your Investment Options into the following four groups. We determine the composition of the Investment Option groups. We will not recategorize the groups to which we assigned the Investment Options currently available under the Contract, but we may add or remove Investment Options from your Contract in the future. If we do, we will provide written notice regarding additions to or deletions from the Investment Option groups. WHEN AN INVESTMENT OPTION IS CLOSED OR SUBSTITUTED WITHIN ANY OF THE INVESTMENT OPTION GROUPS, WE WILL SEND WRITTEN NOTICE REGARDING THE CLOSING OR SUBSTITUTION 30 DAYS PRIOR TO THE EFFECTIVE DATE OF THE CLOSING OR SUBSTITUTION.

                                            TABLE 1
                                GROUP A INVESTMENT OPTIONS[(1)]
AZL Columbia Small Cap Value Fund         AZL TargetPLUS Growth Fund
AZL Columbia Technology Fund              AZL TargetPLUS Moderate Fund
AZL Franklin Small Cap Value Fund         AZL Turner Quantitative Small Cap Growth Fund
AZL Fusion Growth Fund                    AZL Van Kampen Global Real Estate Fund
AZL OCC Opportunity Fund                  Davis VA Financial Portfolio
AZL Schroder Emerging Markets Equity Fund Franklin Income Securities Fund
AZL Schroder International Small Cap Fund Franklin Templeton VIP Founding Funds Allocation Fund
AZL Small Cap Stock Index Fund            PIMCO VIT CommodityRealReturn Strategy Portfolio

(1)IF YOU ADDED THE TARGET DATE RETIREMENT BENEFIT TO YOUR CONTRACT BEFORE JANUARY 26, 2009: AZL Fusion Growth Fund, AZL TargetPLUS Growth Fund, AZL TargetPLUS Moderate Fund, and Franklin Templeton VIP Founding Funds Allocation Fund are included in the Group X Investment Options instead of in the Group A Investment Options; and Franklin Income Securities Fund is included in the Group Y Investment Options instead of in the Group A Investment Options.


                               GROUP B INVESTMENT OPTIONS
AZL AIM International Equity Fund
AZL BlackRock Capital Appreciation Fund AZL Oppenheimer Global Fund
AZL BlackRock Growth Fund               AZL Oppenheimer International Growth Fund
AZL Columbia Mid Cap Value Fund         AZL PIMCO Fundamental IndexPLUS Total Return Fund
AZL Davis NY Venture Fund               AZL TargetPLUS Equity Fund
AZL Dreyfus Equity Growth Fund          AZL Van Kampen Comstock Fund
AZL S&P 500 Index Fund                  AZL Van Kampen Global Franchise Fund
AZL First Trust Target Double Play Fund AZL Van Kampen Growth and Income Fund
                                        AZL Van Kampen Mid Cap Growth Fund
AZL Jennison 20/20 Focus Fund           Mutual Global Discovery Securities Fund
AZL JPMorgan Large Cap Equity Fund      Mutual Shares Securities Fund
AZL JPMorgan U.S. Equity Fund           OpCap Mid Cap Portfolio
AZL NACM International Fund             Templeton Growth Securities Fund



            GROUP X INVESTMENT OPTIONS                     GROUP Y INVESTMENT OPTIONS


                                                   AZL Fusion Balanced Fund
AZL Fusion Moderate Fund
                                                   AZL Money Market Fund
AZL Van Kampen Equity and Income Fund              AZL TargetPLUS Balanced Fund
BlackRock Global Allocation V.I. Fund              Franklin High Income Securities Fund
                                                   Franklin U.S. Government Fund
                                                   Franklin Zero Coupon Fund 2010
                                                   PIMCO VIT All Asset Portfolio
                                                   PIMCO VIT Emerging Markets Bond Portfolio
                                                   PIMCO VIT Global Bond Portfolio (Unhedged)
                                                   PIMCO VIT High Yield Portfolio
                                                   PIMCO VIT Real Return Portfolio
                                                   PIMCO VIT Total Return Portfolio
                                                   Templeton Global Bond Securities Fund


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

If your Contract includes one of the Target Date Benefits, we restrict your allocations to the Investment Option groups. The maximum allowed allocation of Contract Value to the Investment Options in the combined Groups A, B and X is as follows.

                                                             TABLE 2
                                     MAXIMUM % OF CONTRACT VALUE ALLOWED IN THE COMBINED INVESTMENT OPTION GROUPS A, B AND X
                                                  BASED ON THE NUMBER OF YEARS* TO THE INITIAL TARGET VALUE DATE
                                                AND THE COMPARISON OF CONTRACT VALUE (CV) TO THE TARGET VALUE (TV)
NUMBER OF YEARS* TO THE INITIAL CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV =  CV = CV
       TARGET VALUE DATE        94%+   88%   82%   76%   70%   64%   58%   52%   46%   40%   34%   28%   22%   16%   10%   4%   <
                                of TV to <  to <  to <  to <  to <  to <  to <  to <  to <  to <  to <  to <  to <  to <  to < 4%
                                       94%   88%   82%   76%   70%   64%   58%   52%   46%   40%   34%   28%   22%   16%  10%  of
                                      of TV of TV of TV of TV of TV of TV of TV of TV of TV of TV of TV of TV of TV of TV  of  TV
                                                                                                                           TV
              28+                95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%  95%  95%
              27                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%  95%  90%
              26                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%  90%  85%
              25                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   90%  85%  80%
              24                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   90%   85%  80%  75%
              23                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   90%   85%   80%  75%  70%
              22                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   90%   85%   80%   75%  70%  65%
              21                 95%   95%   95%   95%   95%   95%   95%   95%   95%   95%   90%   85%   80%   75%   70%  65%  60%
              20                 95%   95%   95%   95%   95%   95%   95%   95%   95%   90%   85%   80%   75%   70%   65%  60%  55%
              19                 95%   95%   95%   95%   95%   95%   95%   95%   90%   85%   80%   75%   70%   65%   60%  55%  50%
              18                 95%   95%   95%   95%   95%   95%   95%   90%   85%   80%   75%   70%   65%   60%   55%  50%  45%
              17                 95%   95%   95%   95%   95%   95%   90%   85%   80%   75%   70%   65%   60%   55%   50%  45%  40%
              16                 95%   95%   95%   95%   95%   90%   85%   80%   75%   70%   65%   60%   55%   50%   45%  40%  35%
              15                 95%   95%   95%   95%   90%   85%   80%   75%   70%   65%   60%   55%   50%   45%   40%  35%  35%
              14                 95%   95%   95%   90%   85%   80%   75%   70%   65%   60%   55%   50%   45%   40%   35%  35%  35%
              13                 95%   95%   90%   85%   80%   75%   70%   65%   60%   55%   50%   45%   40%   35%   35%  35%  35%
              12                 95%   90%   85%   80%   75%   70%   65%   60%   55%   50%   45%   40%   35%   35%   35%  35%  35%
              11                 90%   85%   80%   75%   70%   65%   60%   55%   50%   45%   40%   35%   35%   35%   35%  35%  35%
              10                 85%   80%   75%   70%   65%   60%   55%   50%   45%   40%   35%   35%   35%   35%   35%  35%  35%
               9                 80%   75%   70%   65%   60%   55%   50%   45%   40%   35%   35%   35%   35%   35%   35%  35%  35%
               8                 75%   70%   65%   60%   55%   50%   45%   40%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               7                 70%   65%   60%   55%   50%   45%   40%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               6                 65%   60%   55%   50%   45%   40%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               5                 60%   55%   50%   45%   40%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               4                 55%   50%   45%   40%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               3                 50%   45%   40%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               2                 45%   40%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
               1                 40%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
 INITIAL TARGET VALUE DATE AND   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%   35%  35%  35%
            BEYOND

* We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are actually seven complete Contract Years and four months away from your initial Target Value Date, for the purposes of this table, we would consider you to be eight years from the initial Target Value Date.


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

The maximum allowed allocation of Contract Value for Investment Option Group A and minimum required allocation of Contract Value for Investment Option Group Y depend on the maximum allowed allocation for the combined Groups A, B and X as follows.

                                                              TABLE 3
WHEN THE MAXIMUM % OF CONTRACT VALUE ALLOWED IN THE   THEN THE MAXIMUM % OF CONTRACT VALUE     AND THE MINIMUM % OF CONTRACT VALUE
                      COMBINED                                     ALLOWED IN                              REQUIRED IN
           GROUPS A, B AND X IS{ellipsis}                     GROUP A IS{ellipsis}                    GROUP Y IS{ellipsis}
                        95%                                            30%                                      5%
                        90%                                            30%                                     10%
                        85%                                            25%                                     15%
                        80%                                            25%                                     20%
                        75%                                            20%                                     25%
                        70%                                            20%                                     30%
                        65%                                            15%                                     35%
                        60%                                            15%                                     40%
                        55%                                            10%                                     45%
                        50%                                            10%                                     50%
                        45%                                             5%                                     55%
                        40%                                             5%                                     60%
                        35%                                             5%                                     65%


We automatically rebalance your Contract Value in each of the Investment Options on each Quarterly Anniversary until the rider termination date. There are no fees for the quarterly rebalancing transfers we make, and we do not currently count these transfers against any free transfers that we allow. The rebalancing transfers actually occur at the end of the Business Day immediately before the Quarterly Anniversary, so that it is in effect on the Quarterly Anniversary. This rebalancing applies to all of your selected Investment Options and not just the ones that are in Groups A, B or X. However, if you are participating in the DCA program, quarterly rebalancing transfers will not move Contract Value into or out of the DCA Money Market Account. If you allocate 5% or less of your Contract Value to the Investment Options in Group A; and 35% or less of your Contract Value to the Investment Options in the combined Groups A, B and X; we will never reduce the percentage of Contract Value you allocated to each group, but we will rebalance your Contract Value in your selected Investment Options on each Quarterly Anniversary according to your selected allocations.

At the end of the Business Day before each Quarterly Anniversary, we determine the allocation of Contract Value to your selected Investment Options as follows. First, we establish the maximum allowable allocation for each Investment Option group. Then, we compute the required allocations for each Investment Option group, which are your allocation instructions for future payments adjusted downward if necessary, to match the maximum allowable group allocation. Lastly, we will rebalance the Contract Value in your selected Investment Options according to the new required group allocations.


THESE INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS WILL TERMINATE WHEN YOUR SELECTED TARGET DATE BENEFIT TERMINATES.

DETERMINING THE MAXIMUM ALLOWABLE AND MINIMUM REQUIRED GROUP ALLOCATION

COMBINED GROUPS A, B AND X. The new maximum allowable allocation for the combined Groups A, B, and X on each Quarterly Anniversary is the lesser of: a) the current maximum allowable allocation for the combined Groups A, B, and X established on the previous Quarterly Anniversary; or b) the maximum allowable allocation for the combined Groups A, B, and X as set out in Table 2 (which appears earlier in this appendix). Table 2 compares the length of time until the initial Target Value Date and the comparison of the current Contract Value to the current Target Value.


GROUPS A AND Y. We then use Table 3 (which appears earlier in this appendix) and the new maximum allowable allocation for the combined Groups A, B and X to determine the new maximum allowable allocation for Group A, and the new minimum required allocation for Group Y.


COMBINED GROUPS B AND X. Lastly, we determine the new maximum allowable allocation for the combined Groups B and X. We make this determination after we compute the required allocation for Group A as described next in this


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009 appendix. The new maximum allowable allocation for the combined Groups B and X is the new maximum allowable allocation for the combined Groups A, B and X, less the new required allocation for Group A.


We limit the amount by which the maximum allowable allocation for the Investment Option groups can decrease in any twelve-month period. WE CANNOT REDUCE THE MAXIMUM PERCENTAGE OF CONTRACT VALUE WE ALLOW IN GROUP A BY MORE THAN 10% IN ANY ONE YEAR, AND WE CANNOT REDUCE THE MAXIMUM PERCENTAGE OF CONTRACT VALUE WE ALLOW IN THE COMBINED GROUPS A, B AND X BY MORE THAN 15% IN ANY ONE YEAR.

We will allocate any additional Purchase Payments according to your most recent allocation instructions if they comply with the current maximum allowable allocations, but if they do not comply with the current maximum allowable allocations, we will instead allocate any additional Purchase Payments according to the current required allocation as discussed next in this appendix.


NOTE: UNLESS THE MAXIMUM ALLOWABLE ALLOCATION FOR THE COMBINED GROUPS A, B, AND X CHANGES, THE MAXIMUM ALLOWABLE ALLOCATION FOR GROUP A AND THE MINIMUM REQUIRED ALLOCATION FOR GROUP Y WILL NOT CHANGE.

DETERMINING THE REQUIRED GROUP ALLOCATION

YOUR SELECTED ALLOCATIONS COMPLY WITH THE NEW MAXIMUM ALLOWABLE AND NEW MINIMUM REQUIRED ALLOCATIONS. If your selected allocations for Group A, AND the combined Groups B and X, are less than or equal to the new maximum allowable allocations for these groups, the required allocations for the Investment Option groups will be equal to your selected allocations.


YOUR SELECTED ALLOCATION FOR GROUP A COMPLIES WITH THE NEW MAXIMUM ALLOWABLE ALLOCATION, BUT YOUR SELECTED ALLOCATION FOR THE COMBINED GROUPS B AND X EXCEEDS THE NEW MAXIMUM ALLOWABLE ALLOCATION. If your selected allocation for Group A is less than or equal to the new maximum allowable allocation for this group, the required allocation of Contract Value for Group A will be equal to your selected allocation. If your selected allocation for the combined Groups B and X is greater than the new maximum allowable allocation for these groups, then we will decrease the required allocation for the combined Groups B and X to equal the new maximum allowable allocation. We will then take the excess allocation from the combined Groups B and X (your selected allocation minus the new maximum allowable allocation) and apply it to Group Y.

YOUR SELECTED ALLOCATION FOR GROUP A EXCEEDS THE NEW MAXIMUM ALLOWABLE ALLOCATION AND THERE MAY BE A CHANGE IN THE REQUIRED ALLOCATION FOR THE COMBINED GROUPS B AND X. If your selected allocation for Group A is greater than the new maximum allowable allocation for this group, then we will decrease the required allocation for Group A to equal the new maximum allowable allocation. We will then take the excess allocation from Group A (your selected allocation minus the new maximum allowable allocation) and rebalance it as follows.
  a) If your selected allocation for the combined Groups B and X is less than the new maximum allowable allocation for these groups, the new required allocation will be equal to your selected allocation for Groups B and X, plus the excess allocation from Group A, subject to the new maximum allowable allocation for the combined Groups B and X. We will then apply any remaining excess allocation from Group A to Group Y.
  b) If your selected allocation for the combined Groups B and X is greater than or equal to the new maximum allowable allocation for these groups, then we will decrease the new required allocation for the combined Groups B and X to equal the new maximum allowable allocation. We will then take any excess allocation from the combined Groups B and X (your selected allocation minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.

The new required allocation for Group Y is equal to 100% minus the new required allocations to Group A, and minus the new required allocation for Groups B and
X. We will then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option group.


NOTE: WE WILL NEVER REALLOCATE MORE CONTRACT VALUE TO GROUP A THAN YOUR SELECTED ALLOCATION INSTRUCTIONS SPECIFY. HOWEVER, WE MAY REALLOCATE MORE CONTRACT VALUE TO THE COMBINED GROUPS B AND X THAN YOUR ALLOCATION INSTRUCTIONS SPECIFY IF WE REMOVE EXCESS CONTRACT VALUE FROM GROUP A.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

REBALANCING CALCULATION WITHIN THE INVESTMENT OPTION GROUPS
Within the Investment Option groups, the rebalancing calculation formula is:
  a x (b / c)
  where:
     a =The required group allocation on the current Quarterly Anniversary.
     b =The required allocation for each Investment Option as of the Business
       Day immediately preceding the current Quarterly Anniversary.
     c =The required group allocation as of the Business Day immediately preceding the current Quarterly Anniversary.


Because the allocation to each Investment Option must be a whole percentage, we will round your required allocation to the nearest whole percentage. The current required allocations will then become your allocation instructions for future Purchase Payments.

Transfers of Contract Value between Investment Options will not change the current required allocation for each Investment Option or the allocation instructions for future Purchase Payments. In order to change the current required allocation when you make a transfer, you must also change your allocation instructions for future Purchase Payments (see section 2, Purchase - Allocation of Purchase Payments). Any change you make to your allocation instructions for future Purchase Payments must comply with the current maximum allowable allocations. These allocation instructions will remain in place until the earlier of the next Quarterly Anniversary that this quarterly rebalancing changes your required allocation and allocation instructions for future payments, or the Business Day we process any new allocation instructions for future Purchase Payments.



NOTE:

o IT IS POSSIBLE THAT WE MAY MOVE ALL OF YOUR CONTRACT VALUE OUT OF ONE OR
  MORE OR YOUR SELECTED INVESTMENT OPTIONS DUE TO THE PASSAGE OF TIME AND/OR AS CONTRACT VALUE AS A PERCENTAGE OF TARGET VALUE DECREASES.
o YOU WILL BE NOTIFIED BY TRANSACTION CONFIRMATION OF ANY CHANGE TO YOUR SELECTED ALLOCATION IN THE INVESTMENT OPTION GROUPS. IN ORDER TO CHANGE YOUR SELECTED INVESTMENT OPTION ALLOCATION AFTER NOTIFICATION, YOU MUST CHANGE YOUR ALLOCATION INSTRUCTIONS. YOUR NEW ALLOCATION INSTRUCTIONS ARE SUBJECT TO THE CURRENT INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS.
o UNLESS YOU RESET THE INITIAL TARGET VALUE DATE, THE MAXIMUM ALLOWABLE ALLOCATION OF YOUR CONTRACT VALUE TO INVESTMENT OPTIONS IN GROUP A, AND THE MAXIMUM ALLOWABLE ALLOCATION OF YOUR CONTRACT VALUE TO INVESTMENT OPTIONS IN THE COMBINED GROUPS A, B AND X WILL NEVER INCREASE, REGARDLESS OF CONTRACT VALUE PERFORMANCE.
o IF YOU ALLOCATE LESS THAN THE MAXIMUM ALLOWABLE AMOUNT OF CONTRACT VALUE
  TO THE INVESTMENT OPTIONS IN THE COMBINED GROUPS A, B AND X, YOU MAY BE SUBJECT TO FEWER REALLOCATIONS OF YOUR CONTRACT VALUE IN THESE GROUPS DUE TO THE PASSAGE OF TIME AND/OR AS THE COMPARISON OF CONTRACT VALUE AS A PERCENTAGE OF TARGET VALUE DECREASES.
o YOU CAN NEVER ALLOCATE MORE THAN 30% OF YOUR CONTRACT VALUE TO
  INVESTMENT OPTION GROUP A, OR MORE THAN 95% OF YOUR CONTRACT VALUE TO INVESTMENT OPTION IN THE COMBINED GROUPS A, B AND X.
o WE CANNOT REQUIRE YOU TO HAVE LESS THAN 5% OF YOUR CONTRACT VALUE IN INVESTMENT OPTION GROUP A, NOR CAN WE REQUIRE YOU TO HAVE LESS THAN 35% OF YOUR CONTRACT VALUE IN INVESTMENT OPTION IN THE COMBINED GROUPS A, B AND X.
o INVESTMENT OPTION GROUP Y HAS NO MAXIMUM LIMIT ON THE PERCENTAGE OF
  CONTRACT VALUE YOU CAN ALLOCATE TO IT.
o THE MAXIMUM ALLOWABLE ALLOCATION FOR THE INVESTMENT OPTION GROUPS CAN
  DECREASE AS THE NUMBER OF YEARS UNTIL THE INITIAL TARGET VALUE DATE DECREASES AND AS THE COMPARISON OF CONTRACT VALUE AS A PERCENTAGE OF TARGET VALUE DECREASES. WE LIMIT THE AMOUNT BY WHICH THE MAXIMUM ALLOWABLE ALLOCATION FOR THE INVESTMENT OPTION GROUPS CAN DECREASE IN ANY TWELVE-MONTH PERIOD. WE CANNOT REDUCE THE MAXIMUM PERCENTAGE OF CONTRACT VALUE WE ALLOW IN GROUP A BY MORE THAN 10% IN ANY ONE YEAR, AND WE CANNOT REDUCE THE MAXIMUM PERCENTAGE OF CONTRACT VALUE WE ALLOW IN THE COMBINED GROUPS A, B AND X BY MORE THAN 15% IN ANY ONE YEAR.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

EXAMPLES OF QUARTERLY REBALANCING
This example shows how we apply quarterly rebalancing under the Target Date 10 Benefit (although the example would be the same for the Target Date Benefit). We are demonstrating significant losses in your Contract Value in order to illustrate the most possible changes over a short period of time. This may not be an accurate reflection of your actual performance.

o You purchased a Contract with an initial Purchase Payment of $100,000.
  You selected the Target Date 10 Benefit at issue and you selected the twelfth Contract Anniversary as your initial Target Value Date. Your initial Target Value is equal to your initial Purchase Payment of $100,000. You make no additional Purchase Payments, withdrawals, or transfers and you do not change your selected allocations after the Issue Date.
o On the Issue Date, you have twelve complete Contract Years until the initial Target Value Date, and the Contract Value is equal to the Target Value. On the Issue Date, the maximum allowable allocation of Contract Value to the Investment Options in Group A is 30%, and to the combined Groups A, B, and X it is 95%. The minimum required allocation for Group Y is 5% of Contract Value. You choose to allocate 75% of your Contract Value to the combined Groups A, B and X (with 25% to Group A, and 50% to the combined Groups B and
  X) and 25% of your Contract Value to Group Y. You allocate your Contract Value to the Investment Options as follows.

                    INVESTMENT OPTION GROUP CONTRACT VALUE ALLOCATED TO EACH INVESTMENT OPTION
Investment Option 1            A                                   15%
Investment Option 2            A                                   10%
Investment Option 3            B                                   20%
Investment Option 4            B                                   15%
Investment Option 5            X                                   15%
Investment Option 6            Y                                   25%

o During the first two Contract Years you experience the following performance.

QUARTERLY   CONTRACT   TARGET  CONTRACT   YEARS   MAXIMUM ALLOWED NEW MAXIMUM    NEW MAXIMUM      REQUIRED    REQUIRED    REQUIRED
ANNIVERSARY   VALUE    VALUE   VALUE AS   UNTIL         IN         ALLOWABLE      ALLOWABLE      ALLOCATION  ALLOCATION  ALLOCATION
                                A % OF   INITIAL  COMBINEDGROUPS  ALLOCATION    ALLOCATION FOR       FOR         FOR         FOR
                                TARGET    TARGET  A, B AND X PER      FOR          GROUP A         GROUP A    COMBINED     GROUP Y
                                 VALUE    VALUE       TABLE 2      COMBINED                                    GROUPS
                                           DATE                     GROUPS                                     B AND X
                                                                  A, B AND X
Issue Date  $100,000  $100,000   100%       12          95%           95%            30%             25%         50%         25%
1st         $ 87,000  $100,000    87%       12          85%           85%            25%             25%         50%         25%
2nd         $ 93,000  $100,000    93%       12          90%           85%            25%             25%         50%         25%
3rd         $ 73,000  $100,000    73%       12          75%           80%            25%             25%         50%         25%
4th         $ 89,000  $100,000    89%       11          85%           80%            25%             25%         50%         25%
5th         $ 79,000  $100,000    79%       11          75%           75%            20%             20%         55%         25%
6th         $ 73,000  $100,000    73%       11          70%           70%            20%             20%         50%         30%

o On the first Quarterly Anniversary, your Contract Value has declined to 87% of the Target Value ($87,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X has decreased to 85% (the lesser of the current maximum allowable allocation (95%), or the maximum allowable allocation from Table 2 (85%)). According to Table 3, the new maximum allowable allocation for Group A has decreased to 25% and the table would indicate the new minimum required allocation for Group Y has increased to 15%. However the actual required allocation to Group Y is equal to 100% minus the new required allocation for Group A (25%) and minus the new required allocation for Groups B and X (50%), or 25%. Because your selected allocations comply with the new maximum allowable and minimum required allocations, we will rebalance your Contract Value in the Investment Options according to your selected allocations.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

o On the second Quarterly Anniversary, your Contract Value has increased to 93% of the Target Value ($93,000 / $100,000). Although the maximum allowable allocation for the combined Groups A, B and X from Table 2 has increased to 90%, the new maximum allowable allocation for Contract Value to the combined Groups A, B and X will not change at this time because it is based on the LESSER of the current maximum allowable allocation (85%), or the maximum allowable allocation from Table 2 (90%). Because there is no change in the maximum allocation for the combined Groups A, B, and X, there is no change in the new maximum allowable allocation for Group A, or the new minimum required allocation for Group Y. Because your selected allocations comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to your selected allocations.
o On the third Quarterly Anniversary, your Contract Value has declined to 73% of the Target Value ($73,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X would now decrease to 75% (the lesser of the current maximum allowable allocation (85%), or the maximum allowable allocation from Table 2 (75%)). However the maximum allowable allocation for the combined Groups A, B, and X cannot decrease by more than 15% in any twelve-month period. Because the maximum allowable allocation for the combined Groups A, B, and X was 95% on the Issue Date, the new maximum allowable allocation for the combined Groups A, B, and X is 80%. According to Table 3, the new maximum allowable allocation for Group A remains at 25% and the table would indicate the new minimum required allocation for Group Y has increased to 20%. However the actual required allocation to Group Y is equal to 100% minus the new required allocation for Group A (25%) and minus the new required allocation for Groups B and X (50%), or 25%. Because your selected allocations comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to your selected allocations.
o On the fourth Quarterly Anniversary, your Contract Value has increased to 89% of the Target Value ($89,000 / $100,000). The fourth Quarterly Anniversary is also the first Contract Anniversary and there are now eleven complete Contract Years until the initial Target Value Date. Although the maximum allowable allocation for the combined Groups A, B and X from Table 2 has increased to 85%, the new maximum allowable allocation for Contract Value to the combined Groups A, B and X will not change at this time because it is based on the LESSER of the current maximum allowable allocation (80%), or the maximum allowable allocation from Table 2 (85%). Because there is no change in the maximum allocation for the combined Groups A, B, and X, there is no change in the new maximum allowable allocation for Group A, or the new minimum required allocation for Group Y. Because your selected allocations comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to your selected allocations.
o On the fifth Quarterly Anniversary, your Contract Value has declined to 79% of the Target Value ($79,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X has decreased to 75% (the lesser of the current maximum allowable allocation (80%), or the maximum allowable allocation from Table 2 (75%)). According to Table 3, the new maximum allowable allocation for Group A has decreased to 20%, and the new minimum required allocation for Group Y has increased to 25%. Because your selected allocations do not comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to the following required allocations. The required allocation for Group A is 20% (the lesser of your selected allocation for Group A (25%), or the new maximum allowable allocation (20%)). The new maximum allowable allocation for the combined Groups B and X has increased to 55% (the new maximum allowable allocation for the combined Groups A, B and X (75%), less the new required allocation for Group A (20%)). Because your selected allocation for Groups B and X (50%) is less than the new maximum allowable allocation (55%), we will remove the 5% excess allocation from Group A and apply it to the combined Groups B and X. The new required allocation for Groups B and X is 55%. Because we were able to apply all the excess allocation from Group A to the combined Groups B and X, the required allocation for Group Y is equal to your selected allocation. We will then rebalance your Contract Value within the Investment Options as follows.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

                    INVESTMENT OPTION GROUP REBALANCING CALCULATION ALLOCATION AFTER THE QUARTERLY REBALANCING
                                                [A X (B / C)]*
Investment Option 1            A              = 20% x (15% / 25%)                      12%
Investment Option 2            A              = 20% x (10% / 25%)                       8%
Investment Option 3            B              = 55% x (20% / 50%)                      22%
Investment Option 4            B              = 55% x (15% / 50%)                      17%
Investment Option 5            X              = 55% x (15% / 50%)                      16%
Investment Option 6            Y              = 25% x (25% / 25%)                      25%

* "a" is the required group allocation on the current Quarterly Anniversary, "b" is the required allocation for each Investment Option as of the previous Quarterly Anniversary, and "c" is the required group allocation as of the previous Quarterly Anniversary.

o On the sixth Quarterly Anniversary, your Contract Value has declined to 73% of the Target Value ($73,000 / $100,000). The new maximum allowable allocation for the combined Groups A, B and X has decreased to 70% (the lesser of the current maximum allowable allocation (75%), or the maximum allowable allocation from Table 2 (70%)). According to Table 3, the new maximum allowable allocation for Group A remains at 20%, and the new minimum required allocation for Group Y increases to 30%. Because your selected allocations do not comply with the new maximum allowable and new minimum required allocations, we will rebalance your Contract Value in the Investment Options according to the following required allocations. The required allocation for the combined Groups A, B and X is 70% (the lesser of your selected allocation for the combined Groups A, B and X (75%), or the new maximum allowable allocation (70%)). The required allocation for Group A is 20% (the lesser of your selected allocation for Group A (25%), or the new maximum allowable allocation (20%)). The new maximum allowable allocation for the combined Groups B and X has decreased to 50% (the new maximum allowable allocation for the combined Groups A, B and X (70%), less the new required allocation for Group A (20%)). Because your selected allocation for the combined Groups B and X (50%) is already equal to the new maximum allowable allocation (50%), the required allocation for the combined Groups B and X is equal to your selected allocation. Instead we will remove the 5% excess allocation from Group A and apply it to Group Y. We will then rebalance your Contract Value within the Investment Options as follows.

                    INVESTMENT OPTION GROUP REBALANCING CALCULATION ALLOCATION AFTER THE QUARTERLY REBALANCING
                                                [A X (B / C)]*
Investment Option 1            A              = 20% x (12% / 20%)                      12%
Investment Option 2            A              = 20% x (8% / 20%)                        8%
Investment Option 3            B              = 50% x (22% / 55%)                      20%
Investment Option 4            B              = 50% x (17% / 55%)                      15%
Investment Option 5            X              = 50% x (16% / 55%)                      15%
Investment Option 6            Y              = 30% x (25% / 25%)                      30%

* "a" is the required group allocation on the current Quarterly Anniversary, "b" is the required allocation for each Investment Option as of the previous Quarterly Anniversary, and "c" is the required group allocation as of the previous Quarterly Anniversary.

TERMINATION OF A TARGET DATE BENEFIT
Either Target Date Benefit will terminate upon the earliest of the following.
o The Business Day we process your request to remove your selected Target
  Date Benefit from the Contract (the rider termination date).
o The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive the death benefit, then your selected Target Date Benefit will terminate as of the end of the Business Day during which we receive in Good Order at the Service Center, both due proof of death and an election of the death benefit payment option.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 3, The Annuity Phase.
o The Business Day we process your request for a full withdrawal.
o Contract termination.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

APPENDIX F - THE LIFETIME BENEFITS
There were three Lifetime Benefits: the Lifetime Plus Benefit, the Lifetime Plus II Benefit and the Lifetime Plus 10 Benefit. None of these benefits are currently available under this Contract. All of these benefits have an additional M&E charge as indicated in the following table, and that charge may increase or decrease in certain situations.

                                                                   ACCUMULATION PHASE           ANNUITY PHASE
                                                                 CURRENT         MAXIMUM     CURRENT AND MAXIMUM
                                                             M&E CHARGE[(1)] M&E CHARGE[(1)]   M&E CHARGE[(1)]
ADDITIONAL M&E CHARGE FOR OPTIONAL BENEFITS[(2)]
 LIFETIME PLUS BENEFIT (AVAILABLE BEFORE APRIL 1, 2009)[(3)]
   SINGLE LIFETIME PLUS PAYMENTS                                  0.70%         1.50%[(4)]           NA
   JOINT LIFETIME PLUS PAYMENTS                                   0.85%         1.65%[(5)]           NA
 THE FOLLOWING VERSIONS OF THESE BENEFITS WERE AVAILABLE FROM JANUARY 26, 2009 UNTIL MARCH 31, 2009.
   LIFETIME PLUS II BENEFIT AND LIFETIME PLUS 10 BENEFIT
    SINGLE LIFETIME PLUS PAYMENTS                                 0.95%         1.60%[(4)]           NA
    JOINT LIFETIME PLUS PAYMENTS                                  1.10%         1.75%[(5)]           NA
 THE FOLLOWING VERSIONS OF THESE BENEFITS WERE AVAILABLE BEFORE JANUARY 26, 2009.
   LIFETIME PLUS II BENEFIT AND LIFETIME PLUS 10 BENEFIT
    SINGLE LIFETIME PLUS PAYMENTS[(6)]                            0.80%         1.60%[(4)]           NA
    JOINT LIFETIME PLUS PAYMENTS[(7)]                             0.95%         1.75%[(5)]           NA

(1)The M&E charge is an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option, and we use that net asset vale to calculate the Accumulation Unit value during the Accumulation Phase and the Annuity Unit value during the Annuity Phase. We assess an M&E charge during the Annuity Phase on any Contract Value you apply to variable Annuity Payments; there is no M&E charge during the Annuity Phase on any Contract Value you apply to fixed Annuity Payments. For more information, please see section 6, Expenses - Mortality and Expense Risk (M&E) Charge.
(2)The additional M&E charge associated with these optional benefits will continue until the earlier of the benefit's termination, or when your Contract Value is reduced to zero.
(3)From January 26, 2009 until March 31, 2009 this benefit was only available in Nevada and it did not include the Cumulative Withdrawal Benefit.
(4)This is the maximum charge we could impose if you remove a Covered Person, upon a reset of any of the guaranteed values available under any of the Lifetime Benefits, or if you receive an automatic increase to your Lifetime Plus Payments.
(5)This is the maximum charge we could impose upon a reset of any of the guaranteed values available under any of the Lifetime Benefits, or if you receive an automatic increase to your Lifetime Plus Payments.
(6)On the Benefit Date the current M&E charge reduces to 0.70%, and the maximum M&E charge reduces to 1.50%.
(7)On the Benefit Date the current M&E charge reduces to 0.85%, and the maximum M&E charge reduces to 1.65%.

Except as specified in this appendix, the same terms and conditions apply to each of the Lifetime Benefits. Each of these benefits provides guaranteed lifetime income in the form of partial withdrawals (Lifetime Plus Payments) that are available to you during the Accumulation Phase. The Lifetime Benefits were designed for those who want lifetime income and continued access to both Contract Value and a death benefit for a period of time, as opposed to Annuity Payments that provide higher periodic lifetime payments but eliminate both your Contract Value and death benefit.

The Lifetime Plus Benefit is the simplest of these three benefits - it offered potentially lower fees than the other two benefits and the ability to begin payments before age 65. The Lifetime Plus II Benefit is very similar to the Lifetime Plus Benefit but it offered more potential to increase your initial Lifetime Plus Payment. The Lifetime Plus 10 Benefit offered the maximum potential initial payment but you must wait to begin payments until age 65. Lifetime Plus Payments are annual payments that we initially calculate using your "Benefit Base," your "age band payment percentage," and whether you select single or joint Lifetime Plus Payments, as described in this appendix. Under all of these benefits we will restrict the Investment Options to which you can allocate money under your Contract.

When you selected your benefit you had to choose either single Lifetime Plus Payments for the lifetime of the sole Covered Person, or joint Lifetime Plus Payments for the lifetime of both joint Covered Persons. For joint Lifetime Plus Payments, the joint Covered Persons must qualify as spouses under federal law.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

You can begin receiving Lifetime Plus Payments at any time subject to certain restrictions. Once established, your annual maximum Lifetime Plus Payment may increase each year, but it cannot decrease unless you take an excess partial withdrawal (Excess Withdrawal). Payment increases are automatic and are based upon increases in your Contract Value subject to adjustments for Excess Withdrawals. Each of the Lifetime Benefits also include a Cumulative Withdrawal Benefit,* which allows you to control the amount of each Lifetime Plus Payment you receive subject to certain restrictions. Each Benefit Year that you take less than the annual maximum Lifetime Plus Payment that you are entitled to, we add the remaining amount to the Cumulative Withdrawal Value. You can take withdrawals from your Cumulative Withdrawal Value at any time. For more information regarding the Cumulative Withdrawal Benefit, please see the "Lifetime Plus Payments - The Cumulative Withdrawal Benefit" discussion later in this appendix.

* The Cumulative Withdrawal Benefit was not available under Contracts issued in Nevada.

THERE ARE SEVERAL IMPORTANT POINTS TO NOTE ABOUT THE LIFETIME BENEFITS.
o None of these benefits create Contract Value or guarantee the performance of any Investment Option.
o You can remove one of the Lifetime Benefits from your Contract provided that you do so before you exercise it. However, if your Contract also includes the No Withdrawal Charge Option, you can only remove a Lifetime Benefit by cancelling your Contract.
o Contracts with one of the Lifetime Benefits are subject to restrictions on the Investment Options available for allocations and transfers. We have put these restrictions in place to support the guarantees that we provide under these benefits, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may be less than the Contract Value you would have had without the benefit.
o Under the Lifetime Plus Benefit and Lifetime Plus II Benefit, you cannot begin receiving Lifetime Plus Payments if any Covered Person is younger than age 50 or if any Covered Person is age 91 or older. Under the Lifetime Plus 10 Benefit, you cannot begin receiving Lifetime Plus Payments if any Covered Person is younger than age 65 or if any Covered Person is age 91 or older. IF YOU DO NOT BEGIN RECEIVING LIFETIME PLUS PAYMENTS DURING THIS ELIGIBILITY PERIOD, YOUR BENEFIT WILL TERMINATE AND YOU WILL HAVE INCURRED HIGHER CONTRACT CHARGES WITHOUT RECEIVING ANY ADVANTAGE FROM YOUR SELECTED BENEFIT.
  NOTE: JOINT LIFETIME PLUS PAYMENTS ARE NOT AVAILABLE UNDER THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT IF THERE IS MORE THAN A 40-YEAR AGE DIFFERENCE BETWEEN SPOUSES, AND JOINT LIFETIME PLUS PAYMENTS ARE NOT AVAILABLE UNDER THE LIFETIME PLUS 10 BENEFIT IF THERE IS MORE THAN A 25-YEAR AGE DIFFERENCE BETWEEN SPOUSES.
o Lifetime Plus Payments received before your Contract Value is reduced to zero will be treated as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, GAINS FROM THE ENTIRE CONTRACT ARE CONSIDERED TO BE DISTRIBUTED FIRST AND ARE SUBJECT TO ORDINARY INCOME TAX.
o If there are joint Covered Persons and one Covered Person dies after joint Lifetime Plus Payments have begun, any payment received by the surviving spouse (who is also a Covered Person) after the date of death and before the survivor reaches age 59 1/2, will be reported as a premature distribution according to the Code.
o ONCE LIFETIME PLUS PAYMENTS BEGIN, YOU CANNOT TERMINATE THEM UNLESS YOU
  TAKE AN EXCESS WITHDRAWAL OF THE ENTIRE CONTRACT VALUE OR YOU REQUEST A FULL ANNUITIZATION.
  - If you terminate Lifetime Plus Payments and instead take an Excess Withdrawal of the entire Contract Value, the Contract will terminate and you may receive less money than you would have received had you continued to receive Lifetime Plus Payments. However, the ability to terminate Lifetime Plus Payments by taking an Excess Withdrawal is only available if your Contract Value is greater than the Cumulative Withdrawal Value.[(1)]
  - If you terminate Lifetime Plus Payments and instead request fixed Annuity Payments under a Full Annuitization, the benefit you selected will terminate and we will no longer assess the M&E charge on that portion of the Contract. If you request variable Annuity Payments under a Full Annuitization, the benefit you selected will terminate and we will reduce the M&E charge on that portion of the Contract.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

o If you take less than the annual maximum Lifetime Plus Payment[(1)] you are entitled to in a Benefit Year, you could reduce the chance that you will receive any increase to your annual maximum Lifetime Plus Payment. Allocations to the Cumulative Withdrawal Value (the difference between the maximum Lifetime Plus Payment that you are entitled to and the actual Lifetime Plus Payment you received) do not earn interest or participate in the performance of your selected Investment Options, and the Cumulative Withdrawal Value is not available to your Beneficiaries[(2)] upon death. (See the "Lifetime Plus Payments - Cumulative Withdrawal Benefit" discussion later in this appendix.)

(1)The Cumulative Withdrawal Benefit was not available under Contracts issued in Nevada.
(2)However, if you selected joint Lifetime Plus Payments and upon your death your surviving spouse who is also the joint Covered Person elects to continue the Contract, the Cumulative Withdrawal Value will be available to your spouse.

ASSIGNMENT OF A CONTRACT WITH ONE OF THE LIFETIME BENEFITS: If you assign the Contract, you cannot change the Covered Person(s). Any existing Contract assignment must be removed before you begin receiving Lifetime Plus Payments. Exceptions to the removal of a Contract assignment may be made in order to comply with applicable law.

NOTE REGARDING THE FLEXIBLE REBALANCING PROGRAM: The flexible rebalancing program is not available to you while your selected Lifetime Benefit is in effect. However, if you remove your Lifetime Benefit from your Contract, you will be able to participate in the flexible rebalancing program after the rider termination date.

NOTE REGARDING PARTIAL WITHDRAWALS: You cannot take a partial withdrawal from specific Investment Options if your Contract includes a Lifetime Benefit.

NOTE: A regulator may require us to block your Contract and thereby we may have to refuse to pay any Lifetime Plus Payments or Cumulative Withdrawals until we receive other instructions.

REMOVING ONE OF THE LIFETIME BENEFITS FROM YOUR CONTRACT
You can remove your selected Lifetime Benefit from your Contract at any time before you exercise it. However, if your Contract also includes the No Withdrawal Charge Option, you can only remove a Lifetime Benefit if you can simultaneously replace it with the Investment Protector Benefit (see section 11, Selection of Optional Benefits - Replacing the Optional Benefits). You can request the removal of your selected Lifetime Benefit by completing the appropriate form. We must receive this form within 30 days before a Contract Anniversary in order to remove the benefit on that anniversary (the rider termination date). We will process your request on the Contract Anniversary (or the next Business Day if the Contract Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center. If you remove one of these benefits from your Contract, we will no longer assess the additional M&E charge associated with it as of the rider termination date. Because the total M&E charge for the Contract changes, we will adjust the number of Accumulation Units so that the Contract Value on the rider termination date will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

Although you cannot remove any of the Lifetime Benefits from your Contract after Lifetime Plus Payments begin, you can terminate your selected benefit by:
o taking an Excess Withdrawal of the entire Contract Value, less any withdrawal charge (however, this option is only available if your Contract Value is greater than the Cumulative Withdrawal Value*); or
o requesting Annuity Payments under a Full Annuitization based on the greater of the entire Contract Value or Cumulative Withdrawal Value (if applicable).

* The Cumulative Withdrawal Benefit was not available under Contracts issued in Nevada.

NOTE: If you terminate your selected Lifetime Benefit by taking an Excess Withdrawal or a Full Annuitization:
o your Lifetime Plus Payments will stop,
o the Accumulation Phase of the Contract will end,
o the death benefit will terminate, and
o if you request Annuity Payments, all annuitized portions of the Contract will terminate as indicated in section 3, The Annuity Phase.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

WHO IS CONSIDERED A COVERED PERSON(S)?
For single Lifetime Plus Payments and for:
o solely owned Contracts, the Covered Person is the Owner.
o Contracts owned by a non-individual, the Covered Person is the Annuitant.
o jointly owned Contracts, you chose which Owner was to be the Covered
  Person subject to the maximum age restriction for adding one of the Lifetime Benefits to your Contract (age 80 or younger).

For joint Lifetime Plus Payments, Covered Persons must be spouses and for:
o Non-Qualified Contracts:
  -  spouses must be Joint Owners; or
  - one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary if the sole Owner is a non-individual; or
  - one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.

o Qualified Contracts:
  - one spouse must be both the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or
  - if the Contract is owned by a non-individual, then one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary. However, if we require a non-individual Owner to also be the sole primary Beneficiary, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary solely for the purpose of determining the Lifetime Plus Payment.

You cannot add a Covered Person to your Contract or replace Covered Persons. However, you can remove a Covered Person if you selected joint Lifetime Plus Payments. YOU CAN MAKE THIS CHANGE ONLY ONCE.

Before Lifetime Plus Payments begin, you can request the removal of a joint Covered Person within 30 days before a Contract Anniversary by completing the appropriate form. Once Lifetime Plus Payments have begun, you can request the removal of a joint Covered Person within 30 days before a Benefit Anniversary by completing the appropriate form. We will process your request on the Contract Anniversary* (or Benefit Anniversary,* as applicable) that occurs immediately after we receive your request in Good Order at our Service Center. For Contracts issued in Nevada, if you remove a joint Covered Person from your Contract we will change your additional M&E charge to 0.70% for the Lifetime Plus Benefit with single Lifetime Plus Payments. For Contracts issued in all other states, because we are no longer offering any of the Lifetime Benefits, if you remove a joint Covered Person from your Contract we reserve the right to declare a new additional M&E charge for your selected benefit. HOWEVER, WE GUARANTEE THAT ANY NEW ADDITIONAL M&E CHARGE WILL NOT BE GREATER THAN THE MAXIMUM ADDITIONAL M&E CHARGE FOR YOUR SELECTED BENEFIT WITH SINGLE LIFETIME PLUS PAYMENTS THAT WE DECLARED WHEN YOU PURCHASED YOUR CONTRACT AND IS SET FORTH IN THE TABLE AT THE BEGINNING OF THIS APPENDIX. If we change the M&E charge, we will adjust the number of Accumulation Units so that the Contract Value on the anniversary that we process your request will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

* Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.

After the Benefit Date we will not reduce your Lifetime Plus Payment if you remove a Covered Person from your Contract, but we may increase your payment as follows. We will compare your current Lifetime Plus Payment to a payment based on the appropriate percentage for the remaining Covered Person's current age and the current Contract Value as of the Benefit Anniversary that we process your removal request (see the age band table in the "Lifetime Plus Payments" discussion later in this appendix). If the payment based on the appropriate percentage for the remaining Covered Person's current age and Contract Value is greater, we will increase your annual MAXIMUM Lifetime Plus Payment* to this new amount. If you chose to receive the maximum payment, the same increase will also apply to the actual Lifetime Plus Payment you receive for the coming year. However, if you chose to receive less than the maximum payment, there will be no change to the actual Lifetime Plus Payment you receive for the coming year and we will apply the difference between your maximum and actual Lifetime Plus Payment to the Cumulative Withdrawal Value.

* For Contracts issued in Nevada, we will increase your annual Lifetime Plus Payment to this new amount.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

NOTE: A PERSON WILL NO LONGER QUALIFY AS A COVERED PERSON AND WILL BE REMOVED FROM THE CONTRACT IF THAT PERSON IS NO LONGER AN OWNER, JOINT OWNER, ANNUITANT, SOLE PRIMARY BENEFICIARY, OR SOLE CONTINGENT BENEFICIARY AS REQUIRED ABOVE.

NOTE FOR JOINT LIFETIME PLUS PAYMENTS: The Covered Persons must continue to qualify as spouses under federal law until your selected Lifetime Benefit terminates. Once you declare the Covered Persons, if at any time before your benefit terminates you are no longer spouses, you must send us notice and remove a Covered Person from the Contract.

NOTE FOR JOINT OWNERS THAT SELECTED SINGLE LIFETIME PLUS PAYMENTS: If the Joint Owners are not spouses, Lifetime Plus Payments will stop with the death of any Owner. THIS MEANS THAT IF YOU SELECTED SINGLE LIFETIME PLUS PAYMENTS ON A JOINTLY OWNED CONTRACT, LIFETIME PLUS PAYMENTS COULD STOP EVEN IF THE COVERED PERSON IS STILL ALIVE.

NOTE FOR CONTRACTS ISSUED TO CIVIL UNION PARTNERS IN NEW JERSEY: In the state of New Jersey we allow civil union partners to be Joint Owners and/or joint Covered Persons. However, CIVIL UNION PARTNERS ARE TREATED DIFFERENTLY THAN PERSONS WHO ARE RECOGNIZED AS SPOUSES UNDER THE FEDERAL TAX LAW AND THIS AFFECTS HOW LONG LIFETIME PLUS PAYMENTS WILL CONTINUE AND WHEN YOUR BENEFIT WILL TERMINATE. Specifically, with respect to federally recognized spouses, upon the death of one spouse, the surviving spouse can continue the Contract. In addition, if the spouses were joint Covered Persons and had begun receiving Lifetime Plus Payments, the payments would continue for the entire lifetime of the survivor if they elect to continue the Contract. Continuation of the Contract and Lifetime Plus Payments may not always be available to a surviving civil union partner. If Lifetime Plus Payments have begun and the Contract Value has been reduced to zero at the time of the first civil union partner's death, and the surviving civil union partner is a Covered Person, then Lifetime Plus Payments will continue for the entire lifetime of the surviving civil union partner. If instead the Contract Value is positive at the time of the first civil union partner's death, Lifetime Plus Payments will generally stop and the selected Lifetime Benefit will terminate with the following exception. For Contracts jointly owned by civil union partners, if within one year of the date of death of one civil union partner the surviving civil union partner who is also a Covered Person does not choose to receive the death benefit or take a Full Annuitization, and the Contract Value reduces to zero BEFORE THE ONE YEAR ANNIVERSARY, then Lifetime Plus Payments will continue for the entire lifetime of the surviving civil union partner. However, in this instance if the Contract Value is positive on the one year anniversary of the first civil union partner's death, Lifetime Plus Payments will stop and the selected Lifetime Benefit will terminate on that one year anniversary. For more information about how civil union partnerships affect Lifetime Plus Payments, please see your selected Lifetime Benefit rider.

IF YOU BEGIN RECEIVING LIFETIME PLUS PAYMENTS
o You can no longer remove your selected Lifetime Benefit from the Contract.
o Partial Annuitizations are no longer available.
o You can no longer make additional Purchase Payments to the Contract and the automatic investment plan will no longer be available to you.
o The free withdrawal privilege will no longer be available to you.
  However, Lifetime Plus Payments and Cumulative Withdrawals are not subject to a withdrawal charge and will not reduce the Withdrawal Charge Basis. For Contracts issued in Washington, however, Lifetime Plus Payments will reduce the Withdrawal Charge Basis.
o Excess Withdrawals (including a full withdrawal of the Contract Value) which are available while you are receiving Lifetime Plus Payments are subject to a withdrawal charge and will reduce the Withdrawal Charge Basis as set out in section 6, Expenses - Withdrawal Charge.
o Any Excess Withdrawal will reduce your annual maximum Lifetime Plus
  Payment (or your annual Lifetime Plus Payment for Contracts issued in Nevada) proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge) on the next Benefit Anniversary after the withdrawal. HOWEVER, IF YOU TAKE AN EXCESS WITHDRAWAL OF YOUR ENTIRE REMAINING CONTRACT VALUE, OR YOU TAKE AN EXCESS WITHDRAWAL THAT REDUCES YOUR LIFETIME PLUS PAYMENT TO BELOW THE ACCEPTABLE MINIMUM, YOUR PAYMENTS WILL STOP AND YOUR BENEFIT WILL TERMINATE ON THE BUSINESS DAY YOU TAKE THE EXCESS WITHDRAWAL.


o The systematic withdrawal program and the dollar cost averaging program will no longer be available to you.


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

o You can only change the ownership of this Contract if you selected joint Lifetime Plus Payments and:
  -  an Owner dies and the spouse continues the Contract, or
  - you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.
o The additional M&E charge for the Lifetime Plus Benefit will continue until the earlier of your benefit's termination, or the total depletion of your Contract Value.
o If you selected the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit before January 26, 2009, the additional M&E charge for your benefit will decrease as indicated at the beginning of this appendix, and it will continue until the earlier of your benefit's termination, or the total depletion of your Contract Value.
o If you selected the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit from January 26, 2009 until March 31, 2009, the additional M&E charge for your benefit will continue until the earlier of your benefit's termination, or the total depletion of your Contract Value.
o If you have the Quarterly Value Death Benefit, the additional M&E charge for the Quarterly Value Death Benefit will continue as long as the death benefit value is greater than zero.
o The Contract Value will continue to fluctuate as a result of market performance, and it will decrease on a dollar for dollar basis with each Lifetime Plus Payment, Cumulative Withdrawal* and Excess Withdrawal (including any withdrawal charge).
o You can no longer manually reset the 5% Annual Increase under the Lifetime Plus Benefit and we will no longer automatically reset the Enhanced 5% Annual Increase under the Lifetime Plus II Benefit or the 10% Annual Increase under the Lifetime Plus 10 Benefit.
o We will no longer calculate the following values and they will all cease to exist: the Quarterly Anniversary Value under any of the Lifetime Benefits; the 5% Annual Increase under the Lifetime Plus Benefit; the Highest Annual Increase under the Lifetime Plus II Benefit; and the 10% Annual Increase under the Lifetime Plus 10 Benefit. However, if you selected the Quarterly Value Death Benefit, we will continue to calculate the Quarterly Anniversary Value available under that benefit.
o We may apply an annual payment increase to your annual maximum Lifetime
  Plus Payment (or your annual Lifetime Plus Payment for Contracts issued in Nevada) on every Benefit Anniversary after Lifetime Plus Payments have begun and before the older Covered Person's 91st birthday. If we increase your annual maximum Lifetime Plus Payment (or your annual Lifetime Plus Payment for Contracts issued in Nevada), we reserve the right to change the additional M&E charge for your selected benefit and payment type (single life or joint life) as of the next fifth Benefit Anniversary, subject to the maximum additional M&E charge. This change will take effect 60 days after that fifth Benefit Anniversary if we increased your Lifetime Plus Payment on that Benefit Anniversary or any of the previous four Benefit Anniversaries.
o ONCE LIFETIME PLUS PAYMENTS BEGIN, YOU CANNOT TERMINATE THEM UNLESS YOU
  TAKE AN EXCESS WITHDRAWAL OF THE ENTIRE CONTRACT VALUE OR YOU REQUEST A FULL ANNUITIZATION. However, terminating Lifetime Plus Payments by taking an Excess Withdrawal is only available if your Contract Value is greater than the Cumulative Withdrawal Value.*

* The Cumulative Withdrawal Benefit was not available under Contracts issued in Nevada.

NOTE REGARDING THE DEATH BENEFITS: If you begin receiving Lifetime Plus Payments, then, on and after the Benefit Date:
o the death benefit that is equal to your Contract Value will continue to fluctuate with market performance but it will decrease on a dollar for dollar basis with each Lifetime Plus Payment we make and any Cumulative Withdrawal or Excess Withdrawal you take (including any withdrawal charge);
o the Traditional Death Benefit value under the Traditional Death Benefit will no longer increase because you can no longer make additional Purchase Payments; and each Lifetime Plus Payment, Cumulative Withdrawal, and any Excess Withdrawal will reduce the Traditional Death Benefit value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge); and
o the Quarterly Anniversary Value under the Quarterly Value Death Benefit
  (if applicable) will decrease proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge) for each Lifetime Plus Payment, Cumulative Withdrawal and Excess Withdrawal.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

LIFETIME PLUS PAYMENTS

To begin receiving Lifetime Plus Payments you must submit a payment election form to our Service Center. Lifetime Plus Payments will begin on the Benefit Date, which must be the 1st or 15th of a calendar month. The Benefit Date will be at least 15 calendar days after your request has been received in Good Order at our Service Center. Under the Lifetime Plus Benefit and Lifetime Plus II Benefit the first available Benefit Date you can select is the one that occurs after the younger Covered Person's 50th birthday. Under the Lifetime Plus 10 Benefit the first available Benefit Date you can select is the one that occurs after the younger Covered Person's 65th birthday. Under all benefits, the last available Benefit Date you can select is the one that occurs before the older Covered Person's 91st birthday. THEREFORE, UNDER THE LIFETIME PLUS BENEFIT OR LIFETIME PLUS II BENEFIT, JOINT LIFETIME PLUS PAYMENTS WILL NEVER BE AVAILABLE IF THERE IS MORE THAN A 40-YEAR AGE DIFFERENCE BETWEEN SPOUSES, AND JOINT LIFETIME PLUS PAYMENTS WILL NEVER BE AVAILABLE UNDER THE LIFETIME PLUS 10 BENEFIT IF THERE IS MORE THAN A 25-YEAR AGE DIFFERENCE BETWEEN SPOUSES. If you have not begun receiving Lifetime Plus Payments six months before the older Covered Person's 91st birthday, we will send you written notice that the benefit is about to terminate. If the benefit terminates before you begin receiving Lifetime Plus Payments, you will have incurred higher Contract charges without receiving any explicit advantage from selecting it.

NOTE: IF YOU ADDED ONE OF THE LIFETIME BENEFITS TO YOUR CONTRACT WHEN THE OLDER COVERED PERSON WAS AGE 80, THEN WE WILL EXTEND THE LATEST AVAILABLE BENEFIT DATE BY 30 CALENDAR DAYS IN ORDER TO ALLOW YOU TO RECEIVE THE MAXIMUM BENEFIT FROM THE 5% ANNUAL INCREASE, ENHANCED 5% ANNUAL INCREASE, OR 10% ANNUAL INCREASE (AS APPLICABLE). Keep in mind that the Benefit Date must occur on either the 1st or the 15th of a calendar month.

You can elect to receive Lifetime Plus Payments on an annual, semi-annual, quarterly, monthly or semi-monthly basis. Monthly and semi-monthly payments are only available through an electronic transfer of funds. Each Lifetime Plus Payment amount will equal the annual actual Lifetime Plus Payment (or your annual Lifetime Plus Payment for Contracts issued in Nevada) divided by the number of payments we will make during the Benefit Year. If the scheduled Lifetime Plus Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

If you exercise one of the Lifetime Benefits we will begin making Lifetime Plus Payments as of the Benefit Date. Under the Lifetime Plus Benefit or Lifetime Plus II Benefit, we base the initial payment on the Benefit Base (for more information, see "The Benefit Base" discussion later in this appendix) and the age band payment percentage of the Covered Person (or younger Covered Person, if you select joint Lifetime Plus Payments) as follows:

          AGE BAND OF THE COVERED PERSON                ANNUAL MAXIMUM LIFETIME PLUS PAYMENT PERCENTAGE (OR ANNUAL LIFETIME PLUS
   (OR YOUNGER OF THE COVERED PERSONS FOR JOINT                                  PAYMENT PERCENTAGE FOR
              LIFETIME PLUS PAYMENTS)                                         CONTRACTS ISSUED IN NEVADA)
                     50 to 59                                                              4%
                     60 to 69                                                              5%
                     70 to 79                                                              6%
                    80 or older                                                            7%

Under the Lifetime Plus 10 Benefit, we base the initial payment on the Benefit Base and the age band payment percentage of the Covered Person (or younger Covered Person, if you select joint Lifetime Plus Payments) as follows:


                   AGE BAND OF THE COVERED PERSON                     ANNUAL MAXIMUM LIFETIME PLUS
(OR YOUNGER OF THE COVERED PERSONS FOR JOINT LIFETIME PLUS PAYMENTS)       PAYMENT PERCENTAGE
                              65 to 79                                             5%
                            80 or older                                            6%

Future Lifetime Plus Payments will only decrease if you take an Excess Withdrawal, and they may increase if there are any gains in the Contract Value or when the payment percentage increases based on the age of the Covered Person (for more information see "Automatic Annual Payment Increases to the Lifetime Plus Payments" next in this appendix). However, if you take less than the annual maximum Lifetime Plus Payment that you are entitled to in a Benefit Year, you could reduce the chance that you will receive an annual increase to your Lifetime Plus Payment. This risk does not apply to Contracts issued in Nevada because the Cumulative Withdrawal Benefit was not available in that state.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

AN EXCESS WITHDRAWAL WILL REDUCE YOUR ANNUAL MAXIMUM LIFETIME PLUS PAYMENT (OR YOUR ANNUAL LIFETIME PLUS PAYMENT FOR CONTRACTS ISSUED IN NEVADA)
PROPORTIONATELY BY THE PERCENTAGE OF CONTRACT VALUE WITHDRAWN ON THE NEXT BENEFIT ANNIVERSARY AFTER THE WITHDRAWAL. TAKING EXCESS WITHDRAWALS MAY CAUSE LIFETIME PLUS PAYMENTS TO STOP, AND YOUR BENEFIT TO TERMINATE.

The annual maximum Lifetime Plus Payment percentage for each age band that is listed in the tables above (or annual Lifetime Plus Payment percentage for Contracts issued in Nevada) was set on the rider effective date and will not change during the life of the benefit.

For Contracts issued in Nevada, the initial Lifetime Plus Payment must be at least $100. For all other Contracts, the initial actual Lifetime Plus Payment must either be zero, or at least $100. If we are unable to structure your initial payment so that it complies with these restrictions for the payment frequency you selected, Lifetime Plus Payments will not be available to you and we will contact you to discuss alternate arrangements.

For Contracts issued in Nevada, if you take an Excess Withdrawal that reduces your Lifetime Plus Payment to less than $100 and we cannot restructure your payment so that it is at least $100, you must take an Excess Withdrawal of the entire Contract Value, Lifetime Plus Payments will stop, and your benefit will terminate. For all other Contracts, if you take an Excess Withdrawal that reduces your annual maximum Lifetime Plus Payment to less than $100, you must take an Excess Withdrawal of the entire Contract Value, Lifetime Plus Payments will stop, and your benefit will terminate.

Once each Benefit Year you can change the frequency of Lifetime Plus Payments for the following Benefit Year. However, you cannot change the frequency of your payments on or after the Business Day your Contract Value is reduced to zero.* On and after the date that your Contract Value is reduced to zero, you will receive the maximum Lifetime Plus Payment you are entitled to at the same frequency you were receiving payments before your Contract Value was reduced to zero.

* This restriction does not apply in Nevada.

You must provide notice of any requested change to the frequency of your Lifetime Plus Payment to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we will change the payment frequency on the Benefit Anniversary and the change will remain in effect until the benefit terminates or you request another change.

For Qualified Contracts, if we calculate the required minimum distribution based on the value in this Contract and this amount is greater than your remaining Lifetime Plus Payments for the calendar year, we will do one of the following.
o For Contracts issued in Nevada, if you will receive at least one more payment before the end of the calendar year, each remaining Lifetime Plus Payment for the calendar year will be equal to the remaining required minimum distribution divided by the number of payments remaining. We do not consider this type of increase to be an annual increase of your Lifetime Plus Payment or an Excess Withdrawal, and it is not subject to a withdrawal charge.
o For Contracts issued in all other states, if you will receive at least one more payment before the end of the calendar year, each remaining Lifetime Plus Payment for the calendar year will be equal to the remaining required minimum distribution divided by the number of payments remaining. However, if this increase causes your actual Lifetime Plus Payment to be greater than the maximum payment, we will deduct the extra from the Cumulative Withdrawal Value (if available). We do not consider this type of increase in your payment to be an annual increase of your Lifetime Plus Payment or an Excess Withdrawal, and it is not subject to a withdrawal charge.
o If you will not receive any more payments before the end of the calendar year, we will instead send you one payment by the end of the calendar year that is equal to the remaining required minimum distribution and we will deduct this payment from the Cumulative Withdrawal Value (if available). We do not consider this type of increase in your payment to be an annual increase of your Lifetime Plus Payment or an Excess Withdrawal, and it is not subject to a withdrawal charge.

We will deduct each Lifetime Plus Payment (and any additional payments resulting from a required minimum distribution) proportionately from the Investment Options. We will continue to allocate the Contract Value among the Investment Options according to your instructions while your benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect (subject to certain restrictions set out in section 4, Investment Options - Transfers, and the "Investment Option Allocation and Transfer Restrictions" discussion later in this appendix).

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

If you reach a point where the Lifetime Plus Payment you are receiving is greater than your remaining Contract Value, we will credit your Contract with the difference of your Lifetime Plus Payment minus your Contract Value immediately before we make the payment. We will then make the Lifetime Plus Payment and reduce your Contract Value to zero. We make this credit for tax reasons so that this last payment before the Contract Value is reduced to zero will be taxed as a withdrawal and all subsequent Lifetime Plus Payments will be taxed as annuity payments. If your Contract Value is reduced to zero for any reason other than an Excess Withdrawal of the entire Contract Value while the benefit is in effect, then Lifetime Plus Payments will continue as follows.

o For single Lifetime Plus Payments where the Contract is solely owned or owned by a non-individual, Lifetime Plus Payments continue until the death of the Covered Person.
o For single Lifetime Plus Payments where the Contract is jointly owned and the Joint Owners are not spouses, Lifetime Plus Payments continue until the death of the Covered Person.
o For single Lifetime Plus Payments where the Contract is jointly owned by spouses, Lifetime Plus Payments continue until the death of any Joint Owner unless the surviving spouse is the Covered Person and elects to continue the Contract. If the surviving spouse is the Covered Person and elects to continue the Contract, Lifetime Plus Payments continue at 100% of the amount that we were paying when both Owners were alive until the death of the Covered Person.
o For joint Lifetime Plus Payments, Lifetime Plus Payments continue until the deaths of both Covered Persons. Upon the death of an Owner (or the Annuitant if the Contract is owned by a non-individual) who was also a Covered Person, if the surviving spouse continues the Contract, joint Lifetime Plus Payments will continue at 100% of the amount that we were paying when both Covered Persons were alive. However, if the surviving spouse elects to receive the death benefit, then Lifetime Plus Payments will stop.

NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOUR CONTRACT VALUE HAS NOT BEEN REDUCED TO ZERO. On the maximum permitted Income Date, if your Contract Value is greater than zero, we base Annuity Payments on your Contract Value if it includes a Lifetime Benefit but Lifetime Plus Payments have not begun. If you have not selected an Annuity Option we will make payments under the default option described in section 3, The Annuity Phase. However, if your Contract Value is greater than zero and your Contract includes a Lifetime Benefit and Lifetime Plus Payments have begun, we base Annuity Payments on the greater of the Contract Value or Cumulative Withdrawal Value.* In addition, if you choose to take fixed Annuity Payments under either Annuity Option 1 or 3, you will instead receive the greater of the following. However, if you select any other Annuity Option, or if you choose to take variable Annuity Payments, these guarantees will not apply.

For single Lifetime Plus Payments, if you choose Annuity Option 1 (Life Annuity) where the sole Annuitant is the sole Covered Person, then the fixed Annuity Payments will equal the greatest of:
o annual fixed Annuity Payments under Annuity Option 1 based on the greater of the Contract Value or Cumulative Withdrawal Value;* or
o the current annual maximum Lifetime Plus Payment available to you.

For joint Lifetime Plus Payments, if you choose Annuity Option 3 (Joint and Last Survivor Annuity) with Annuity Payments to continue at a level of 100% to the surviving joint Annuitant, and both joint Annuitants are the joint Covered Persons, then the fixed Annuity Payments will equal the greatest of:
o annual fixed Annuity Payments under Annuity Option 3 based on the greater of the Contract Value or Cumulative Withdrawal Value;* or
o the current annual maximum Lifetime Plus Payment available to you.

In addition, if on the maximum permitted Income Date the current annual maximum Lifetime Plus Payment is greater than the annual fixed Annuity Payment based on the Contract Value, we will send you any remaining Cumulative Withdrawal Value.*

* The Cumulative Withdrawal Benefit was not available under Contracts issued in Nevada. Therefore, on the maximum permitted Income Date, if your Contract Value is greater than zero, we base Annuity Payments on your Contract Value.

THE CUMULATIVE WITHDRAWAL BENEFIT
The Cumulative Withdrawal Benefit was automatically part of the Lifetime Plus II Benefit and the Lifetime Plus 10 Benefit. It was also automatically part of the Lifetime Plus Benefit in all states except Nevada. There is no additional fee or charge for the Cumulative Withdrawal Benefit.

  The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

The Cumulative Withdrawal Benefit allows you to control the amount of Lifetime Plus Payment you receive before your Contract Value is reduced to zero. You can change the amount of your actual Lifetime Plus Payment for the following Benefit Year by sending us notice. However, after your Contract Value is reduced to zero you are required to take the maximum payment. You must provide notice of any requested change to your actual Lifetime Plus Payment amount to our Service Center at least 30 days before the Benefit Date or Benefit Anniversary (as applicable). If the change is available, we will change your actual Lifetime Plus Payment to your requested amount on the Benefit Date or Benefit Anniversary (as applicable) AND THE CHANGE WILL REMAIN IN EFFECT UNTIL YOU REQUEST ANOTHER CHANGE OR UNTIL YOUR CONTRACT VALUE IS REDUCED TO ZERO.

The Cumulative Withdrawal Value is the amount of all annual maximum Lifetime Plus Payments that you did not take. The Cumulative Withdrawal Value does not earn interest and it does not increase or decrease due to the performance of your selected Investment Options. It only increases when you take less than your annual maximum Lifetime Plus Payment and it only decreases when you take a Cumulative Withdrawal. The Cumulative Withdrawal Value remains in your Contract Value and in your death benefit value and does not reduce either value until it is withdrawn as a Cumulative Withdrawal. Your Contract Value will also continue to fluctuate with the performance of your selected Investment Options. The Cumulative Withdrawal Benefit is not available to your Beneficiaries* upon death. IF YOU TAKE LESS THAN THE ANNUAL MAXIMUM LIFETIME PLUS PAYMENT YOU ARE ENTITLED TO IN A BENEFIT YEAR, YOU COULD REDUCE THE CHANCE THAT YOU WILL RECEIVE ANY INCREASE TO YOUR ANNUAL MAXIMUM LIFETIME PLUS PAYMENT. (For more information, see the "Automatic Annual Payment Increases to the Lifetime Plus Payments" discussion that appears next in this appendix.)


* However, if you selected joint Lifetime Plus Payments and upon your death your surviving spouse who is also the joint Covered Person elects to continue the Contract, the Cumulative Withdrawal Value will be available to your spouse.

You can take withdrawals from your Cumulative Withdrawal Value at any time. Any portion of a withdrawal that is less than or equal to your Cumulative Withdrawal Value is a Cumulative Withdrawal, and any portion of a withdrawal that is greater than your Cumulative Withdrawal Value is an Excess Withdrawal. Each Cumulative Withdrawal must be at least $100, or your entire Cumulative Withdrawal Value.

Cumulative Withdrawals are not subject to a withdrawal charge and will not reduce your Withdrawal Charge Basis. However, each Cumulative Withdrawal will reduce your Contract Value and Cumulative Withdrawal Value on a dollar for dollar basis, and it will reduce the portion of the Traditional Death Benefit value that is based on Purchase Payments (or the portion of the Quarterly Value Death Benefit value that is based on the Quarterly Anniversary Value, if applicable) proportionately by the percentage of Contract Value withdrawn.

If your Contract Value is reduced to zero for any reason other than an Excess
Withdrawal:
o we will send you any remaining Cumulative Withdrawal Value,
o your Cumulative Withdrawal Benefit will terminate,
o you will receive your maximum Lifetime Plus Payment (actual Lifetime
  Plus Payments are not available after the Contract Value is reduced to zero) at the payment frequency you previously selected, and
o your Lifetime Plus Payments will continue as indicated in the "Termination of a Lifetime Benefit" discussion that appears later in this appendix.

However, if your Contract Value is reduced to zero because of an Excess Withdrawal, your Cumulative Withdrawal Benefit and your selected benefit will terminate.

AUTOMATIC ANNUAL PAYMENT INCREASES TO THE LIFETIME PLUS PAYMENTS
On each Benefit Anniversary after the Benefit Date, and before the older Covered Person's 91st birthday, we may increase your Lifetime Plus Payment if there is any gain in the Contract Value since the previous Benefit Anniversary or when the Lifetime Plus Payment percentage increases based on the age of the Covered Person as follows.

FOR CONTRACTS ISSUED IN NEVADA: You will automatically receive an annual payment increase to your Lifetime Plus Payment if the Contract Value on the current Benefit Anniversary is greater than the Contract Value from one year ago on the previous Benefit Anniversary (or, in the case of the first Benefit Anniversary, on the Benefit Date). If the Contract Value has increased, we calculate the percentage of growth between these two Contract Values and increase your Lifetime Plus Payment by this percentage. For example, if your Contract Value increases by 5%, your annual Lifetime Plus Payment will increase by 5%. On each Benefit Anniversary you may also receive an annual payment increase if the annual Lifetime Plus Payment percentage increases based on the current age of the Covered Person (or younger Covered Person in the case of joint Lifetime Plus Payments) and the new percentage, when applied to the Contract Value results in a higher Lifetime Plus Payment.

FOR CONTRACTS ISSUED IN ALL OTHER STATES: If at the end of the Benefit Year you have taken your annual maximum Lifetime Plus Payment (as actual Lifetime Plus Payments and/or Cumulative Withdrawals) you will automatically receive

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009 an increase to next year's annual maximum Lifetime Plus Payment if the Contract Value on the current Benefit Anniversary is greater than the Contract Value from one year ago on the previous Benefit Anniversary (or, in the case of the first Benefit Anniversary, on the Benefit Date). If the Contract Value has increased, we calculate the percentage of growth between these two Contract Values and increase your annual maximum Lifetime Plus Payment by this percentage. For example, if your Contract Value increases by 5%, your annual maximum Lifetime Plus Payment will increase by 5%.

In addition, you are also eligible to receive an increase to your annual maximum Lifetime Plus Payment regardless of whether or not you have taken your annual maximum Lifetime Plus Payment during the Benefit Year. We will increase your annual maximum Lifetime Plus Payment on a Benefit Anniversary if the payment percentage for the current age of the Covered Person (or younger Covered Person in the case of joint Lifetime Plus Payments) multiplied by the Contract Value on the current Benefit Anniversary results in a higher annual maximum Lifetime Plus Payment. In this case, we will increase your annual maximum Lifetime Plus Payment to this new value as of the Benefit Anniversary.

IF YOUR ANNUAL ACTUAL LIFETIME PLUS PAYMENT IS LESS THAN THE ANNUAL MAXIMUM YOU ARE ENTITLED TO, AN AUTOMATIC ANNUAL INCREASE TO YOUR ANNUAL MAXIMUM LIFETIME PLUS PAYMENT MAY NOT INCREASE THE ACTUAL LIFETIME PLUS PAYMENT YOU RECEIVE. If you request payments be made to you in a dollar amount, any automatic annual payment increase does not increase your actual Lifetime Plus Payment. If you request payments be made to you in a percentage, any automatic annual payment increase will increase the dollar amount of your actual Lifetime Plus Payment, but it does not increase your requested percentage. For example, you request an annual actual Lifetime Plus Payment of 80% of your annual maximum, which produces an annual actual Lifetime Plus Payment of $800. If your annual maximum Lifetime Plus Payment increases by 10%, your actual annual payment percentage will remain at 80%, but you will now receive an annual actual Lifetime Plus of $880. If instead you request an annual actual Lifetime Plus Payment of $800, and your annual maximum Lifetime Plus Payment increases by 10%, your actual annual payment remains at $800.

NOTE: AUTOMATIC ANNUAL PAYMENT INCREASES TO THE LIFETIME PLUS PAYMENTS ARE NO LONGER AVAILABLE AFTER THE OLDER COVERED PERSON'S 91ST BIRTHDAY, AND ON OR AFTER THE BUSINESS DAY YOUR CONTRACT VALUE IS REDUCED TO ZERO.

FOR CONTRACTS ISSUED IN NEVADA: If you receive an annual payment increase to your Lifetime Plus Payment, we will not change the additional M&E charge for your selected benefit and payment type (single life or joint life).

FOR CONTRACTS ISSUED IN ALL OTHER STATES: Because we are no longer offering any of the Lifetime Benefits, if you receive an annual payment increase to your annual maximum Lifetime Plus Payment on the current Benefit Anniversary or any of the previous four Benefit Anniversaries we reserve the right to declare a new additional M&E charge for your selected benefit and payment type (single life or joint life) on the next fifth Benefit Anniversary (for example, on the fifth, tenth and fifteenth Benefit Anniversaries). HOWEVER, WE GUARANTEE THAT ANY NEW ADDITIONAL M&E CHARGE WILL NOT BE GREATER THAN THE MAXIMUM ADDITIONAL M&E CHARGE FOR YOUR SELECTED BENEFIT AND PAYMENT TYPE (SINGLE LIFE OR JOINT LIFE) THAT WE DECLARED WHEN YOU PURCHASED YOUR CONTRACT AND IS SET FORTH IN THE TABLE AT THE BEGINNING OF THIS APPENDIX.

If you have not received an increase to your Lifetime Plus Payment on any of these five Benefit Anniversaries, we will not change the additional M&E charge for your selected benefit.

We will make any change to the M&E charge as of the 60th day after the current fifth Benefit Anniversary, or on the next Business Day if the 60th day is not a Business Day. If we change the additional M&E charge, then we will adjust the number of Accumulation Units so that the Contract Value on the 60th day will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

If this change reduces the additional M&E charge for your benefit, then we will make the change and send you a confirmation letter.

If this change increases the additional M&E charge for your benefit, we will send you written notice of the intended increase and provide you at least a 30-day notice period to decline the increase. If you decline the increase to the additional M&E charge, you will no longer receive future annual payment increases to your annual maximum Lifetime Plus Payment, but you will keep the most recent annual payment increase. Also, your annual maximum Lifetime Plus Payment will be equal to the annual amount that we established on the current fifth Benefit Anniversary, and it will remain fixed at this level until your benefit terminates, unless you take an Excess Withdrawal. IF YOU DO NOT NOTIFY US OF YOUR INTENTION TO DECLINE THE INCREASE TO THE ADDITIONAL M&E CHARGE FOR YOUR BENEFIT DURING THE 30-DAY NOTICE PERIOD, WE WILL ASSUME YOU ACCEPT THE INCREASE AND WE WILL MAKE THE CHANGE. If you accept an increase to the additional M&E charge associated with your benefit, then you continue to be eligible to receive future annual payment increases.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

EXAMPLE OF THE ANNUAL PAYMENT INCREASE
o You selected the Lifetime Plus II Benefit with single Lifetime Plus
  Payments when you were age 57 and your Contract Value was $100,000. You are the only Owner and are also the sole Covered Person. Your initial Lifetime Plus Payment percentage is 4% and your Benefit Base is $105,000. You select annual Lifetime Plus Payments. You choose to receive the annual maximum Lifetime Plus Payment as your actual payment and, therefore, there are no allocations to the Cumulative Withdrawal Benefit. Your initial annual Lifetime Plus Payment is $4,200 ($105,000 x 4%).

                           AGE CONTRACT VALUE ANNUAL PAYMENT PERCENTAGE ANNUAL MAXIMUM/ACTUAL LIFETIME PLUS PAYMENT
Benefit Date               57     $100,000               4%                               $4,200
First Benefit Anniversary  58     $102,000               4%                               $4,284
Second Benefit Anniversary 59    $  98,000               4%                               $4,284
Third Benefit Anniversary  60     $100,000               5%                               $5,000

o On the first Benefit Anniversary the current Contract Value is greater than the Contract Value on the Benefit Date. The percentage of the increase is ($102,000 - $100,000) / $100,000 = 2%. We then apply a 2% annual payment increase to both the maximum and actual Lifetime Plus Payment ($4,200 x 1.02 = $4,284).
o On the second Benefit Anniversary the current Contract Value is less than the Contract Value on the first Benefit Anniversary so there is no annual payment increase due to an increase in the Contract Value. Also, your current annual payment percentage applied to your current Contract Value (4% x $98,000 = $3,920) does not result in a higher payment, so we do not increase your maximum Lifetime Plus Payment at this time.
o On the third Benefit Anniversary the current Contract Value is greater than the Contract Value on the second Benefit Anniversary. The percentage of the increase is ($100,000 - $98,000) / $98,000 = 2%. We then apply a 2% annual payment increase to both the maximum and actual Lifetime Plus Payment ($4,284 x 1.02 = $4,370). However, you crossed an age band since the last Benefit Anniversary and your annual payment percentage has increased to 5%. We then compare your current annual payment percentage applied to your current Contract Value (5% x $100,000 = $5,000) to the current payment (which has been increased to $4,370 as a result of the growth in Contract Value during the past year). Because the Lifetime Plus Payment based on the new percentage and current Contract Value is greater than the payment based on the growth in Contract Value, we will increase the annual maximum Lifetime Plus Payment to $5,000.


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

EXAMPLE OF THE EFFECT OF THE CUMULATIVE WITHDRAWAL BENEFIT
o Continuing the example above, assume that instead of taking the annual maximum Lifetime Plus Payment as your annual actual payment, you take an annual actual Lifetime Plus Payment of $3,000 during each of the first three Benefit Years, and then you take the entire annual maximum Lifetime Plus Payment as your annual actual payment during the fourth and fifth Benefit Years.

                    AGE CONTRACT    ANNUAL PAYMENT   ANNUAL MAXIMUM LIFETIME PLUS  ANNUAL ACTUAL LIFETIME PLUS       CUMULATIVE
                          VALUE       PERCENTAGE                PAYMENT                      PAYMENT              WITHDRAWAL VALUE
Benefit Date        57  $100,000          4%                    $4,200                        $3,000                   $1,200
First Benefit       58  $103,000          4%                    $4,200                        $3,000                   $2,400
Anniversary
Second Benefit      59  $106,000          4%                    $4,240                        $3,000                   $3,640
Anniversary
Third Benefit       60  $  99,000         5%                    $4,950                        $4,950                   $3,640
Anniversary
Fourth Benefit      61  $102,000          5%                    $5,100                        $5,100                   $3,640
Anniversary

o On the Benefit Date we pay you your actual Lifetime Plus Payment of $3,000 and apply the remaining amount of the maximum Lifetime Plus Payment that you did not take to your Cumulative Withdrawal Value ($4,200 - $3,000 = $1,200).

o On the first Benefit Anniversary the current Contract Value is greater than the Contract Value on the Benefit Date. The percentage of this increase is ($103,000 - $100,000) / $100,000 = 3%. However, because your actual
  Lifetime Plus Payment was less than the maximum payment during the last Benefit Year, we do not apply this increase to your maximum Lifetime Plus Payment. Also, your current annual payment percentage applied to your current Contract Value (4% x $103,000 = $4,120) does not result in a higher payment than your current maximum Lifetime Plus Payment, so we do not increase your maximum payment at this time. We pay you your actual Lifetime Plus Payment of $3,000 and apply the remaining amount of the maximum Lifetime Plus Payment which you did not take ($4,200 - $3,000 = $1,200) to your Cumulative Withdrawal Value, which increases that amount to $2,400.

o On the second Benefit Anniversary the current Contract Value is greater than the Contract Value on the first Benefit Anniversary, but because you took less than the maximum Lifetime Plus Payment during the last Benefit Year we do not apply this increase to your annual maximum payment. However, your current annual payment percentage applied to your current Contract Value (4% x $106,000 = $4,240) does result in a higher payment, so we increase your maximum Lifetime Plus Payment to this higher amount. Because you are taking less than the annual maximum payment you are entitled to, your actual Lifetime Plus Payment ($3,000) will not change. We will then apply the remaining amount of the maximum Lifetime Plus Payment which you did not take ($4,240 - $3,000 = $1,240) to your Cumulative Withdrawal Value, which increases that amount to $3,640.

o On the third Benefit Anniversary, although your actual Lifetime Plus
  Payment was less than the maximum Lifetime Plus Payment during the last Benefit Year, you crossed an age band since the last Benefit Anniversary and your annual payment percentage has increased to 5%. We then compare your current annual payment percentage applied to your current Contract Value (5% x $99,000 = $4,950), to the current maximum payment ($4,240), and we increase your annual maximum Lifetime Plus Payment to this higher amount. Because you decided to take your maximum payment as your actual payment during the next year, we will also increase your actual Lifetime Plus Payment to $4,950. However, because you are taking your maximum Lifetime Plus Payment as your actual payment, your Cumulative Withdrawal Value will not increase.

o On the fourth Benefit Anniversary the current Contract Value is greater than the Contract Value on the third Benefit Anniversary. The percentage of the increase is ($102,000 - $99,000) / $99,000 = 3.03%. Because you took your maximum Lifetime Plus Payment as your actual payment last year we apply a 3.03% increase to your annual maximum Lifetime Plus Payment ($4,950 x 1.0303 = $5,100). Because you decided to take your maximum payment as your actual payment during the next year, we will also increase your actual Lifetime Plus Payment to $5,100, but your Cumulative Withdrawal Value will not increase.


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

o You can take payments from your Cumulative Withdrawal Value at any time while the Cumulative Withdrawal Benefit is in effect. If your Contract Value is reduced to zero while you are taking Lifetime Plus Payments for any reason other than an Excess Withdrawal, we will send you a Cumulative Withdrawal of your entire Cumulative Withdrawal Value and your Lifetime Plus Payments will continue as described in the discussion "Termination of a Lifetime Benefit" later in this appendix. Cumulative Withdrawals do not reduce your Lifetime Plus Payments. Your Cumulative Withdrawal Value also does not earn interest and does not increase or decrease with the performance of your selected Investment Options The Cumulative Withdrawal Value is also not available to your Beneficiaries* upon death.


* However, if you selected joint Lifetime Plus Payments and upon your death your surviving spouse who is also the joint Covered Person elects to continue the Contract, the Cumulative Withdrawal Value will be available to your spouse.

EXAMPLE OF THE EFFECT OF AN EXCESS WITHDRAWAL ON THE LIFETIME PLUS PAYMENT

                           CONTRACT       ANNUAL PAYMENT         ANNUAL MAXIMUM/ACTUAL LIFETIME PLUS      CUMULATIVE WITHDRAWAL
                            VALUE           PERCENTAGE                         PAYMENT                            VALUE
Third Benefit              $ 99,000             5%                             $4,950                            $3,640
Anniversary
Fourth Benefit            $  91,000             5%                            $4,669.86                            $0
Anniversary

o Continuing the previous example, assume that during the second month of the fourth Benefit Year you request a withdrawal of $8,820 at a time when the Contract Value is $98,000. First we withdraw your entire Cumulative Withdrawal Value and send you a Cumulative Withdrawal of $3,640. The Cumulative Withdrawal reduces your Contract Value on a dollar for dollar basis, so the Contract Value after the payment is $98,000 - $3,640 = $94,360.

o The remainder of the withdrawal ($8,820 - $3,640 = $5,180) is an Excess Withdrawal. We do not reduce the Excess Withdrawal for the free withdrawal privilege because this privilege is not available once Lifetime Plus Payments have begun. The Excess Withdrawal is a partial withdrawal and is subject to a 3% withdrawal charge, which we calculate as $5,180 / (1 - 0.03) = $5,180 / 0.97 = $5,340.21. The Excess Withdrawal and the
  withdrawal charge also reduce the Contract Value on a dollar for dollar basis ($94,360 - $5,340.21 = $89,019.79). As a percentage of Contract Value, the
  Excess Withdrawal (including the withdrawal charge) represents 5.66% of Contract Value ($5,340.21 / $94,360 = 5.66%).
o On the fourth Benefit Anniversary your Contract Value has decreased and you have not crossed an age band since the last Benefit Anniversary so your annual payment percentage has not increased. Therefore you will not receive an annual increase to your annual maximum Lifetime Plus Payment on this anniversary. However, we will reduce your annual maximum Lifetime Plus Payment for the Excess Withdrawal you took during the fourth Benefit Year. We calculate your annual maximum Lifetime Plus Payment on the fourth Benefit Anniversary as follows: the annual maximum Lifetime Plus Payment from the third Benefit Anniversary reduced by the 5.66% of Contract Value withdrawn as an Excess Withdrawal during the fourth year (including the withdrawal charge we calculated in the previous bullet point), which is $4,950 - (5.66% x $4,950) = $4,950 - $280.17 = $4,669.83. Because your actual payment is equal to the maximum Lifetime Plus Payment for the fifth year, your actual Lifetime Plus Payment also reduces to $4,669.86 and your Cumulative Withdrawal Value will remain at zero.

THE BENEFIT BASE
We base the initial annual maximum Lifetime Plus Payment (or initial Lifetime Plus Payment for Contracts issued in Nevada) on the Benefit Base and the age band payment percentage of the Covered Person(s). YOU CAN ACCESS THE BENEFIT BASE ONLY BY TAKING LIFETIME PLUS PAYMENTS.

On the date you begin receiving Lifetime Plus Payments (the Benefit Date), the Benefit Base is equal to the greatest of:
o the Contract Value,
o the Quarterly Anniversary Value,
o for the Lifetime Plus Benefit, the 5% Annual Increase (including the Enhanced 10-Year Value),
o for the Lifetime Plus II Benefit, the Highest Annual Increase (including the Enhanced 5% Annual Increase and the Enhanced 10-Year Value), or
o for the Lifetime Plus 10 Benefit, the 10% Annual Increase.

NOTE: The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment (or initial Lifetime Plus Payment for Contracts issued in Nevada) you will receive.


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

Beginning on the Benefit Date, your Lifetime Plus Payment will only increase through the automatic annual payment increase feature (which is only available before the older Covered Person's 91st birthday).

NOTE: UNDER THE LIFETIME BENEFITS WE WILL NO LONGER CALCULATE THE FOLLOWING VALUES BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY OR THE BENEFIT DATE: THE QUARTERLY ANNIVERSARY VALUE, THE 5% ANNUAL INCREASE, THE HIGHEST ANNUAL INCREASE, THE ENHANCED 5% ANNUAL INCREASE, THE ENHANCED 10-YEAR VALUE, OR THE 10% ANNUAL INCREASE. If you have not begun receiving Lifetime Plus Payments as of the older Covered Person's 91st birthday, these values will cease to exist and your benefit will no longer be available to you. However, if you selected the Quarterly Value Death Benefit, we will continue to calculate the Quarterly Anniversary Value under that benefit.

NOTE FOR CONTRACTS WITH THE BONUS OPTION: BONUS AMOUNTS ARE NOT INCLUDED IN THE PORTIONS OF THE QUARTERLY ANNIVERSARY VALUE, 5% ANNUAL INCREASE, HIGHEST ANNUAL INCREASE, ENHANCED 5% ANNUAL INCREASE, ENHANCED 10-YEAR VALUE, OR 10% ANNUAL INCREASE THAT ARE BASED ON CONTRACT VALUE UNTIL THEY ARE VESTED. YOU ALSO WILL NOT RECEIVE THE AMOUNT OF THE BONUS CREDITED IN THE PORTIONS OF THESE VALUES THAT ARE BASED ON PURCHASE PAYMENTS.

THE QUARTERLY ANNIVERSARY VALUE
We only calculate the Quarterly Anniversary Value during the Accumulation Phase and before the earlier of the older Covered Person's 91st birthday or the Benefit Date on which Lifetime Plus Payments begin. WE NO LONGER CALCULATE THE QUARTERLY ANNIVERSARY VALUE BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not begun receiving Lifetime Plus Payments before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the Quarterly Anniversary Value will cease to exist and Lifetime Plus Payments will no longer be available to you.

If the rider effective date was the Issue Date, the Quarterly Anniversary Value on the Issue Date was equal to the Purchase Payment received on the Issue Date. If the rider effective date occurred after the Issue Date, the Quarterly Anniversary Value on the rider effective date was equal to the Contract Value on that date.

On each Business Day, we increase the Quarterly Anniversary Value by the amount of any additional Purchase Payments received that day and we reduce the Quarterly Anniversary Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Quarterly Anniversary, we process any increase or decrease to the Quarterly Anniversary Value due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day after we do the following calculation. On each Quarterly Anniversary, the Quarterly Anniversary Value is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value as of that Quarterly Anniversary.

ANY WITHDRAWALS TAKEN BEFORE THE BENEFIT DATE AND/OR AMOUNTS APPLIED TO PARTIAL ANNUITIZATIONS MAY REDUCE THE QUARTERLY ANNIVERSARY VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Quarterly Anniversary Value, we will deduct more than the amount withdrawn and/or annuitized from the Quarterly Anniversary Value.

CALCULATING THE 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS BENEFIT
We only calculate the 5% Annual Increase before the older Covered Person's 91st birthday and before you exercise the Lifetime Plus Benefit or take a Full Annuitization. WE NO LONGER CALCULATE THE 5% ANNUAL INCREASE BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not exercised the Lifetime Plus Benefit before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the 5% Annual Increase will cease to exist and the Lifetime Plus Benefit will no longer be available to you.

If you selected the Lifetime Plus Benefit at issue, the 5% Annual Increase on the Issue Date was the Purchase Payments received on the Issue Date. If you selected the Lifetime Plus Benefit after issue, or upon a reset of the 5% Annual Increase, the 5% Annual Increase on the rider effective date or reset anniversary is equal to the Contract Value as of the rider effective date or reset anniversary, as applicable.

On each Business Day before the tenth Contract Anniversary (or, if applicable, the tenth Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable) we increase the 5% Annual Increase by the amount of any additional Purchase Payments received that day, and we reduce the 5% Annual Increase proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

On each Contract Anniversary before the tenth Contract Anniversary (or, if applicable, the tenth Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable) we process any increase or decrease to the 5% Annual Increase due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day, after we do the following anniversary calculations.

On the first Contract Anniversary (or, if applicable, the first Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable), the 5% Annual Increase is equal to the following:
  b + [1.05 x (a - b)]
  where:
     a =The 5% Annual Increase as of the immediately preceding Business Day.
     b =Purchase Payments* received during the last Contract Year. However, if you selected the Lifetime Plus Benefit at issue and you did not reset the 5% Annual Increase, we will exclude any Purchase Payments received within 90 days of the Issue Date.

On the second through ninth Contract Anniversaries (or, if applicable, on the second through ninth Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable), the 5% Annual Increase is equal to the following.
  d + [1.05 x (c - d + (0.05 x e))]
  where:
     c =The 5% Annual Increase as of the immediately preceding Business Day.
     d =Purchase Payments* received during the last Contract Year.
     e =Purchase Payments* received during the Contract Year that began two years ago. However, if you selected the Lifetime Plus Benefit at issue and did not reset the 5% Annual Increase, then on the second Contract Anniversary we may exclude any Purchase Payments received within 90 days of the Issue Date.

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

On each Business Day on or after the tenth Contract Anniversary (or, if applicable, on or after the tenth Contract Anniversary that occurs after the rider effective date or reset anniversary, as applicable) the 5% Annual Increase is equal to the Enhanced 10-Year Value and THE 5% ANNUAL INCREASE WILL NEVER EXCEED THE ENHANCED 10-YEAR VALUE.

TO RECEIVE THE MAXIMUM BENEFIT FROM THE 5% ANNUAL INCREASE, YOU MUST WAIT AT LEAST UNTIL THE 11TH CONTRACT ANNIVERSARY AFTER THE DATE WE RECEIVE YOUR LAST PURCHASE PAYMENT, OR AT LEAST UNTIL THE 11TH CONTRACT ANNIVERSARY AFTER ANY RESET ANNIVERSARY.

IF YOU ADDED THE LIFETIME PLUS BENEFIT TO YOUR CONTRACT WHEN THE OLDER COVERED PERSON WAS AGE 80:
o ANY PURCHASE PAYMENTS RECEIVED MORE THAN 91 DAYS AFTER THE RIDER
  EFFECTIVE DATE WILL NOT BE DOUBLED AS GUARANTEED BY THE 5% ANNUAL INCREASE BEFORE THE LIFETIME PLUS BENEFIT WILL TERMINATE, AND
o IF YOU WANT TO RECEIVE THE MAXIMUM BENEFIT FROM THE 5% ANNUAL INCREASE,
  YOU WILL HAVE LESS THAN ONE YEAR TO BEGIN LIFETIME PLUS PAYMENTS.

MANUAL RESETS OF THE 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS BENEFIT
Before the older Covered Person's 81st birthday and before you exercise the Lifetime Plus Benefit, you can reset the 5% Annual Increase to equal the Contract Value if that amount is greater than the 5% Annual Increase on the Contract Anniversary plus 5% of all Purchase Payments received during the last Contract Year. On the first Contract Anniversary, we will exclude Purchase Payments received within 90 days of the Issue Date. You can request a reset within 30 days following a Contract Anniversary by completing the appropriate form. We will process your reset request as of the immediately preceding Contract Anniversary (the reset anniversary) once we receive your request in Good Order at our Service Center. If the reset anniversary does not fall on a Business Day, we will process your request on the next Business Day. When we process your reset request, we will change the 5% Annual Increase to equal the Contract Value as of the reset anniversary and we will increase the Enhanced 10-Year Value to equal two times the Contract Value as of the reset anniversary.


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

For Contracts issued in Nevada, if you reset the 5% Annual Increase we will not change your additional M&E charge for the Lifetime Plus Benefit. FOR CONTRACTS ISSUED IN ALL OTHER STATES, BECAUSE WE ARE NO LONGER OFFERING THE LIFETIME PLUS BENEFIT, IF YOU RESET THE 5% ANNUAL INCREASE WE RESERVE THE RIGHT TO DECLARE A NEW ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS BENEFIT. We will change the additional M&E charge on the 30th day following the reset anniversary, or the next Business Day if the 30th day is not a Business Day. We guarantee that the new additional M&E charge for the Lifetime Plus Benefit will not be more than the maximum additional M&E charge for Contracts with the Lifetime Plus Benefit and payment type (single life or joint life) that is set forth in the Fee Tables. If we change the additional M&E charge, we will adjust the number of Accumulation Units so that the Contract Value on the 30th day will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

NOTE:  You cannot request a reset:
o on or after the older Covered Person's 81st birthday,
o on or after the Benefit Date that you exercise the Lifetime Plus
  Benefit,
o on or after the Income Date that you take a Full Annuitization, or
o if the Contract Value is less than the 5% Annual Increase on the Contract Anniversary plus 5% of all Purchase Payments received during the last Contract Year. On the first Contract Anniversary we will exclude Purchase Payments received within 90 days of the Issue Date.

CALCULATING THE ENHANCED 10-YEAR VALUE UNDER THE LIFETIME PLUS BENEFIT
We only calculate the Enhanced 10-Year Value before the older Covered Person's 91st birthday and before you exercise the Lifetime Plus Benefit or take a Full Annuitization. WE NO LONGER CALCULATE THE ENHANCED 10-YEAR VALUE BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not exercised the Lifetime Plus Benefit before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the Enhanced 10-Year Value will cease to exist and the Lifetime Plus Benefit will no longer be available to you.

If you selected the Lifetime Plus Benefit at issue and you do not reset the 5% Annual Increase, then the Enhanced 10-Year Value on the Issue Date was two times the Purchase Payments received on the Issue Date. If you selected the Lifetime Plus Benefit after issue or if you reset the 5% Annual Increase, then the Enhanced 10-Year Value on the rider effective date or reset anniversary, as applicable, is two times the Contract Value as of the rider effective date or reset anniversary, as applicable.

On each Business Day, we increase the Enhanced 10-Year Value by the amount of any additional Purchase Payments received that day, and we reduce the Enhanced 10-Year Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

If you selected the Lifetime Plus Benefit at issue and do not reset the 5% Annual Increase, then on the first Contract Anniversary the Enhanced 10-Year Value is equal to the following.
o The Enhanced 10-Year Value as of the immediately preceding Business Day.
o Plus any Purchase Payments* received within 90 days of the Issue Date excluding the payment received on the Issue Date.
o Plus any additional Purchase Payments received on the first Contract Anniversary.
o Reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn on the first Contract Anniversary (including any withdrawal charge).

On the second through tenth Contract Anniversaries (or, if applicable, on the first through tenth Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable) we calculate the Enhanced 10-Year Value in the same way that we do on each Business Day other than a Contract Anniversary.


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

On the eleventh and later Contract Anniversaries of the Issue Date (or, if applicable, on the eleventh and later Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable) the Enhanced 10-Year Value is equal to the following.
o The Enhanced 10-Year Value as of the immediately preceding Business Day.
o Plus any Purchase Payments* received during the Contract Year that began eleven years ago. If you selected the Lifetime Plus Benefit at issue and did not reset the 5% Annual Increase, then on the eleventh Contract Anniversary only we exclude Purchase Payments received within 90 days of the Issue Date.
o Plus any additional Purchase Payments received on the current Contract Anniversary.
o Reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn on the current Contract Anniversary (including any withdrawal charge).

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

ANY WITHDRAWALS TAKEN BEFORE YOU EXERCISE THE LIFETIME PLUS BENEFIT AND/OR AMOUNTS APPLIED TO PARTIAL ANNUITIZATIONS MAY REDUCE THE 5% ANNUAL INCREASE AND THE ENHANCED 10-YEAR VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the 5% Annual Increase and the Enhanced 10-Year Value, we will deduct more than the amount withdrawn and/or annuitized from the 5% Annual Increase and the Enhanced 10-Year Value.

EXAMPLES OF THE 5% ANNUAL INCREASE AND THE ENHANCED 10-YEAR VALUE CALCULATION UNDER THE LIFETIME PLUS BENEFIT
o You purchased a Contract with the Lifetime Plus Benefit. You made an initial Purchase Payment of $50,000 on the Issue Date. You made a second Purchase Payment of $50,000 during the third month of the Contract, and you made a third Purchase Payment of $50,000 during the second Contract Year.

                                                                      5% ANNUAL ENHANCED  5% ANNUAL INCREASE USED TO DETERMINE THE
                                                                      INCREASE   10-YEAR                BENEFIT BASE
                                                                                  VALUE
Issue Date                                                            $ 50,000  $100,000*                 $ 50,000
The Business Day we receive the second Purchase Payment in the third  $100,000* $150,000                  $100,000
  month
First Contract Anniversary                                            $105,000  $200,000                  $105,000
The Business Day we receive the third Purchase Payment in the second  $155,000  $250,000                  $155,000
  Contract Year
Second Contract Anniversary                                           $160,250  $250,000                  $160,250
Third Contract Anniversary                                            $170,888  $250,000                  $170,888
Fourth Contract Anniversary                                           $179,432  $250,000                  $179,432
Fifth Contract Anniversary                                            $188,403  $250,000                  $188,403
Sixth Contract Anniversary                                            $197,824  $250,000                  $197,824
Seventh Contract Anniversary                                          $207,715  $250,000                  $207,715
Eighth Contract Anniversary                                           $218,101  $250,000                  $218,101
Ninth Contract Anniversary                                            $229,006  $250,000                  $229,006
Tenth Contract Anniversary                                            $240,456  $250,000                  $250,000
11th Contract Anniversary                                                       $250,000                  $250,000
12th Contract Anniversary                                                       $300,000                  $300,000

* This value includes all Purchase Payments received in the first 90 days of the Issue Date and is doubled on the 10th anniversary for purposes of the Enhanced 10-Year Value.

o On the Issue Date, the 5% Annual Increase is equal to the Purchase
  Payment received on the Issue Date ($50,000) and the Enhanced 10-Year Value is equal to twice the Purchase Payment received on the Issue Date (2 x $50,000 = $100,000).

o During the third month, on the Business Day we receive the second
  Purchase Payment, we add that payment to both the 5% Annual Increase ($50,000 + $50,000 = $100,000) and the Enhanced 10-Year Value ($100,000 + $50,000 =
  $150,000).


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

o On the first Contract Anniversary we apply the 5% compounding to the 5% Annual Increase. Since all Purchase Payments were received within 90 days of the Issue Date, the 5% compounding applies to the entire 5% Annual Increase amount (1.05 x $100,000 = $105,000) and we add the second Purchase Payment to the Enhanced 10-Year Value again, thereby doubling that payment ($150,000 + $50,000 = $200,000).

o During the second Contract Year, on the Business Day we receive the third Purchase Payment, we add that payment to both the 5% Annual Increase ($105,000 + $50,000 = $155,000) and the Enhanced 10-Year Value ($200,000 +
  $50,000 = $250,000).

o On the second Contract Anniversary we apply the 5% compounding to the 5% Annual Increase. However, since we have not had the third Purchase Payment for an entire Contract Year, we do not apply the 5% compounding to the third Purchase Payment ((1.05 x ($155,000 - $50,000)) + $50,000 = $160,250). In
  addition, we will not double the third Purchase Payment under the Enhanced 10-Year Value until we have had it for ten full Contract Years, so the Enhanced 10-Year Value remains at $250,000 on the second Contract Anniversary.

o On the third Contract Anniversary we apply the 5% compounding to the 5%
  Annual Increase. Because we have had the third Purchase Payment for one full Contract Year we now apply 5% compounding to the payment for both the third Contract Anniversary and the second Contract Anniversary (1.05 x ($160,250 + (0.05 x $50,000)) = $170,888). The Enhanced 10-Year Value remains unchanged on the third Contract Anniversary.

o On the fourth through ninth Contract Anniversaries we apply the 5% compounding to the 5% Annual Increase. The Enhanced 10-Year Value remains unchanged during this period because it has been less than ten full Contract Years since we received the third Purchase Payment. On each of these Contract Anniversaries the 5% Annual Increase does not exceed the Enhanced 10-Year Value.
o On the tenth Contract Anniversary the 5% Annual Increase is equal to the Enhanced 10-Year Value ($250,000).
o On the 12th Contract Anniversary we have now had the third Purchase
  Payment for ten full Contract Years, so we add the third payment to the Enhanced 10-Year Value again, thereby doubling that payment ($250,000 + $50,000 = $300,000).

CALCULATING THE ENHANCED 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS II BENEFIT We only calculate Enhanced 5% Annual Increases during the Accumulation Phase and before the older Covered Person's 91st birthday or the Benefit Date on which you begin receiving Lifetime Plus Payments. WE NO LONGER CALCULATE ENHANCED 5% ANNUAL INCREASES BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not begun receiving Lifetime Plus Payments before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the Enhanced 5% Annual Increases will cease to exist and Lifetime Plus Payments will no longer be available to you.

If you selected the Lifetime Plus II Benefit at issue, the Enhanced 5% Annual Increase established on the Issue Date was the Purchase Payment received on the Issue Date. If you selected the Lifetime Plus II Benefit after issue, or upon a reset of the Enhanced 5% Annual Increase, the Enhanced 5% Annual Increase established on the rider effective date or reset anniversary is equal to the Contract Value as of the rider effective date or reset anniversary, as applicable.

On each Business Day before the tenth Contract Anniversary (or the tenth Contract Anniversary that occurs after the rider effective date or the reset anniversary, as applicable) we increase each Enhanced 5% Annual Increase by the amount of any additional Purchase Payments received that day, and we reduce each Enhanced 5% Annual Increase proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

On each Contract Anniversary on or before the tenth Contract Anniversary (or the tenth Contract Anniversary that occurs after the rider effective date or the reset anniversary, as applicable) we process any increase or decrease to each Enhanced 5% Annual Increase due to a Purchase Payment received that day, or a Partial Annuitization or withdrawal taken that day, after we do the following anniversary calculations.

On the first Contract Anniversary (or the first Contract Anniversary that occurs after the rider effective date or the reset anniversary, as applicable), each Enhanced 5% Annual Increase is equal to the following:
  b + [ 1.05 x (a - b) ]
  where:
  a =the Enhanced 5% Annual Increase as of the immediately preceding Business
     Day, and
  b =Purchase Payments* received during the last Contract Year. If the rider effective date is the Issue Date and you did not receive an automatic reset of the Enhanced 5% Annual Increase, then (b) does not include any Purchase Payments received within 90 days of the Issue Date.

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

On the second through ninth Contract Anniversaries (or on the second through ninth Contract Anniversaries that occur after the rider effective date or reset anniversary, as applicable), each Enhanced 5% Annual Increase is equal to the following.
  d + [ 1.05 x (c - d + (0.05 x e)) ]
  where:
  c =the Enhanced 5% Annual Increase as of the immediately preceding Business
     Day,
  d =Purchase Payments* received during the last Contract Year, and e =Purchase Payments* received during the Contract Year that began two years ago. However, if you selected the Lifetime Plus II Benefit at issue and you did not receive an automatic reset of the Enhanced 5% Annual Increase, then on the second Contract Anniversary (e) does not include any Purchase Payments received within 90 days of the Issue Date.

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

If the Rider Effective Date was the Issue Date, then on each Business Day on or after the tenth Contract Anniversary of the Issue Date the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value that was established on the same date.

If the Rider Effective Date occurred after the Issue Date, then on each Business Day on or after the tenth Contract Anniversary of the Rider Effective Date the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value that was established on the same date.

If an automatic reset has occurred, then on each Business Day on or after the tenth Contract Anniversary that occurs after the reset anniversary the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value established on the same date.

EACH ENHANCED 5% ANNUAL INCREASE WILL NEVER EXCEED THE ENHANCED 10-YEAR VALUE THAT WAS ESTABLISHED ON THE SAME DATE.

TO RECEIVE THE MAXIMUM BENEFIT FROM THE ENHANCED 5% ANNUAL INCREASE, YOU MUST WAIT AT LEAST UNTIL THE 11TH CONTRACT ANNIVERSARY AFTER THE DATE WE RECEIVE YOUR LAST PURCHASE PAYMENT, OR AT LEAST UNTIL THE 10TH CONTRACT ANNIVERSARY AFTER ANY RESET ANNIVERSARY BEFORE EXERCISING THE LIFETIME PLUS II BENEFIT.

IF YOU ADDED THE LIFETIME PLUS II BENEFIT TO YOUR CONTRACT WHEN THE OLDER COVERED PERSON WAS AGE 80:
o ANY PURCHASE PAYMENTS RECEIVED MORE THAN 91 DAYS AFTER THE RIDER
  EFFECTIVE DATE WILL NOT BE DOUBLED AS GUARANTEED BY THE ENHANCED 5% ANNUAL INCREASE BEFORE THE LIFETIME PLUS II BENEFIT WILL TERMINATE, AND
o IF YOU WANT TO RECEIVE THE MAXIMUM BENEFIT FROM THE ENHANCED 5% ANNUAL INCREASE, YOU WILL HAVE LESS THAN ONE YEAR TO BEGIN LIFETIME PLUS PAYMENTS.

AUTOMATIC RESETS OF THE ENHANCED 5% ANNUAL INCREASE UNDER THE LIFETIME PLUS II BENEFIT
On each Contract Anniversary before the older Covered Person's 91st birthday and before the Benefit Date that you exercise the Lifetime Plus II Benefit, or the date you take a Full Annuitization, we automatically reset the Enhanced 5% Annual Increase to equal the Contract Value if twice the Contract Value is greater than the most recently established Enhanced 10-Year Value plus all Purchase Payments received within the previous ten Contract Years, but received on or after the most recent reset anniversary, excluding Purchase Payments received within 90 days of the Issue Date.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

If we automatically reset your Enhanced 5% Annual Increase, we will establish an additional Enhanced 5% Annual Increase on the reset anniversary equal to the Contract Value as of the reset anniversary and we will establish an additional Enhanced 10-Year Value on the reset anniversary equal to twice the Contract Value as of the reset anniversary. An automatic reset of the Enhanced 5% Annual Increase under the Lifetime Plus II Benefit does not cancel any previously established Enhanced 5% Annual Increases or their associated Enhanced 10-Year Values. This may result in the establishment of several Enhanced 5% Annual Increases and several Enhanced 10-Year Values. We continue to calculate all previously established Enhanced 5% Annual Increases and Enhanced 10-Year Values and use them to determine the Highest Annual Increase.

All previously established Enhanced 5% Annual Increases and Enhanced 10-Year Values continue to be calculated and are used in determining the Highest Annual Increase.

If we reset the Enhanced 5% Annual Increase, we may change the additional M&E charge for the Lifetime Plus II Benefit and payment type (single life or joint life). Because we are no longer offering the Lifetime Plus II Benefit, we reserve the right to declare a new additional M&E charge for this benefit. HOWEVER, WE GUARANTEE THAT ANY NEW ADDITIONAL M&E CHARGE WILL NOT BE GREATER THAN THE MAXIMUM ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS II BENEFIT AND YOUR SELECTED PAYMENT TYPE (SINGLE LIFE OR JOINT LIFE) THAT WE DECLARED WHEN YOU PURCHASED YOUR CONTRACT AND IS SET FORTH IN THE TABLE AT THE BEGINNING OF THIS APPENDIX. We will not change the additional M&E charge for your benefit if you have not received a reset to the Enhanced 5% Annual Increase.

We will make any change as of the 60th day after the reset anniversary, or on the next Business Day if the 60th day is not a Business Day. If we change the additional M&E charge, then we will adjust the number of Accumulation Units so that the Contract Value on the 60th day will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

If this change reduces the additional M&E charge for the benefit, then we will make the change and send you a confirmation letter.

If this change increases the additional M&E charge for the Lifetime Plus II Benefit, we will send you written notice of the intended increase and provide you at least a 30-day notice period to decline the increase. If you decline the increase to the additional M&E charge, you will no longer receive automatic resets and we will not establish any Enhanced 5% Annual Increases or Enhanced 10-Year Values on future Contract Anniversaries, but you will keep the most recent reset and the most recent Enhanced 5% Annual Increase and Enhanced 10-Year Value. IF YOU DO NOT NOTIFY US OF YOUR INTENTION TO DECLINE THE INCREASE TO THE ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS II BENEFIT DURING THE 30-DAY NOTICE PERIOD, WE WILL ASSUME YOU HAVE ACCEPTED THE INCREASE AND WE WILL MAKE THE CHANGE. If you accept an increase to the additional M&E charge associated with the Lifetime Plus II Benefit, then you continue to be eligible to receive future resets.

NOTE: You must specifically "opt out" of future automatic resets of the Enhanced 5% Annual Increase at a higher additional M&E charge otherwise we will assess the higher additional M&E charge.

CALCULATING THE ENHANCED 10-YEAR VALUE UNDER THE LIFETIME PLUS II BENEFIT
We only calculate each Enhanced 10-Year Value during the Accumulation Phase and before the older Covered Person's 91st birthday or the Benefit Date on which you begin receiving Lifetime Plus Payments. WE NO LONGER CALCULATE THE ENHANCED 10-YEAR VALUE BEGINNING ON THE EARLIEST OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not begun receiving Lifetime Plus Payments before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, all previously established Enhanced 10-Year Values will cease to exist and Lifetime Plus Payments will no longer be available to you.

If you selected the Lifetime Plus II Benefit at issue, the Enhanced 10-Year Value established on the Issue Date was twice the Purchase Payments received on the Issue Date. If you selected the Lifetime Plus II Benefit after issue or upon a reset of the Enhanced 5% Annual Increase, then the Enhanced 10-Year Value established on the rider effective date or reset anniversary is equal to twice the Contract Value as of the rider effective date or reset anniversary, as applicable.

On each Business Day other than a Contract Anniversary, we increase each Enhanced 10-Year Value by the amount of any additional Purchase Payments received that day, and we reduce each Enhanced 10-Year Value proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

If you select the Lifetime Plus II Benefit at issue, then on the first Contract Anniversary, the Enhanced 10-Year Value established on the Issue Date is equal to the following.
o Its value as of the immediately preceding Business Day.
o Plus any Purchase Payments* received within 90 days of the Issue Date excluding the payment received on the Issue Date.
o Plus any additional Purchase Payments received on the first Contract Anniversary.
o Reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn on the first Contract Anniversary (including any withdrawal charge).

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

On the second through tenth Contract Anniversaries (or on the first through tenth Contract Anniversaries that occur after the rider effective date or the reset anniversary, as applicable) we calculate each Enhanced 10-Year Value in the same way that we do on each Business Day other than a Contract Anniversary.

On the eleventh and later Contract Anniversaries (or on the eleventh and later Contract Anniversaries that occur after the rider effective date or the reset anniversary, as applicable) each Enhanced 10-Year Value is equal to the following.
o Its value as of the immediately preceding Business Day.
o Plus any Purchase Payments* received during the Contract Year that began eleven years ago. If you selected the Lifetime Plus II Benefit at issue, then on the eleventh Contract Anniversary only we exclude Purchase Payments received within 90 days of the Issue Date.
o Plus any additional Purchase Payments received on the current Contract Anniversary.
o Reduced proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn on the current Contract Anniversary (including any withdrawal charge).

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

ANY WITHDRAWALS TAKEN BEFORE THE BENEFIT DATE AND/OR AMOUNTS APPLIED TO PARTIAL ANNUITIZATIONS MAY REDUCE EACH ENHANCED 5% ANNUAL INCREASE AND EACH ENHANCED 10-YEAR VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than an Enhanced 5% Annual Increase and the Enhanced 10-Year Value, we will deduct more than the amount withdrawn and/or annuitized from that Enhanced 5% Annual Increase and its associated Enhanced 10-Year Value.

THE HIGHEST ANNUAL INCREASE UNDER THE LIFETIME PLUS II BENEFIT
The Highest Annual Increase under the Lifetime Plus II Benefit is the greatest of all the Enhanced 5% Annual Increases.

EXAMPLE OF THE HIGHEST ANNUAL INCREASE UNDER THE LIFETIME PLUS II BENEFIT
You purchased a Contract with the Lifetime Plus II Benefit. You made an initial Purchase Payment of $50,000 on the Issue Date. You made a second Purchase Payment of $50,000 during the third month of the Contract, and you made a third Purchase Payment of $50,000 during the second Contract Year. The Contract Value on the first Contract Anniversary is $104,000 and the Contract Value on the second Contract Anniversary is $162,000.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

                                INITIAL   INITIAL  FIRST RESET OF THE  FIRST RESET  SECOND RESET OF THE   SECOND RESET  HIGHEST
                               ENHANCED  ENHANCED  ENHANCED 5% ANNUAL    OF THE     ENHANCED  5% ANNUAL      OF THE      ANNUAL
                               5% ANNUAL  10-YEAR       INCREASE      ENHANCED 10-        INCREASE        ENHANCED 10-  INCREASE
                               INCREASE    VALUE                       YEAR VALUE                          YEAR VALUE
Issue Date                     $ 50,000  $100,000*                                                                      $ 50,000
Immediately after Purchase     $100,000* $150,000                                                                       $100,000
 Payment in third month
First Contract Anniversary     $105,000  $200,000       $104,000        $208,000                                        $105,000
Immediately after Purchase     $155,000  $250,000       $154,000        $258,000                                        $155,000
 Payment in second Contract
 Year
Contract Anniversary 2         $160,250  $250,000       $159,200        $258,000          $162,000          $324,000    $162,000
Contract Anniversary 3         $170,888  $250,000       $169,785        $258,000          $172,725          $324,000    $172,725
Contract Anniversary 4         $179,432  $250,000       $178,274        $258,000          $181,361          $324,000    $181,361
Contract Anniversary 5         $188,403  $250,000       $187,188        $258,000          $190,429          $324,000    $190,429
Contract Anniversary 6         $197,824  $250,000       $196,547        $258,000          $199,951          $324,000    $199,951
Contract Anniversary 7         $207,715  $250,000       $206,375        $258,000          $209,948          $324,000    $209,948
Contract Anniversary 8         $218,101  $250,000       $216,693        $258,000          $220,446          $324,000    $220,446
Contract Anniversary 9         $229,006  $250,000       $227,528        $258,000          $231,468          $324,000    $231,468
Contract Anniversary 10        $250,000  $250,000       $238,905        $258,000          $243,041          $324,000    $250,000
Contract Anniversary 11        $250,000  $250,000       $258,000        $258,000          $255,193          $324,000    $258,000
Contract Anniversary 12        $300,000  $300,000       $308,000        $308,000          $324,000          $324,000    $324,000

* This value includes all Purchase Payments received in the first 90 days of the Issue Date and is doubled on the tenth Contract Anniversary for purposes of the Enhanced 10-Year Value.

o On the Issue Date, the initial Enhanced 5% Annual Increase is equal to the Purchase Payment received on the Issue Date ($50,000). The initial Enhanced 10-Year Value is equal to two times the Purchase Payment received on the Issue Date ($100,000 = 2 x $50,000).
o During the third month, on the Business Day we receive the additional
  Purchase Payment, we add that payment to both the initial Enhanced 5% Annual Increase ($100,000 = $50,000 + $50,000) and the initial Enhanced 10-Year Value ($150,000 = $100,000 + $50,000).
o On the first Contract Anniversary, we compound the initial Enhanced 5%
  Annual Increase by 5%. Since all Purchase Payments were received within 90 days of the Issue Date, the 5% compounding applies to the entire initial Enhanced 5% Annual Increase ($105,000 = 1.05 x $100,000). And, since all Purchase Payments were received within 90 days of the Issue Date, the additional Purchase Payment is also added to the initial Enhanced 10-Year Value, effectively doubling it ($200,000 = $150,000 + $50,000).
o On each Contract Anniversary, we will automatically generate a new
  "reset" Enhanced 5% Annual Increase if twice the Contract Value plus all Purchase Payments received within the previous ten Contract Years (not including Purchase Payments received within 90 days of the Issue Date) is greater than the most recently established Enhanced 10-Year Value.
o On the first Contract Anniversary, the Contract Value ($104,000 ) is less than the initial Enhanced 5% Annual Increase ($105,000), however, twice the Contract Value ($208,000 = 2 x $104,000) is greater than the initial Enhanced 10-Year Value ($200,000). Therefore, an automatic reset will occur and the first reset Enhanced 5% Annual Increase will start at the first Contract Anniversary. It will equal the Contract Value ($104,000) and the first reset Enhanced 10-Year Value will be twice the Contract Value ($208,000).

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

o The last column shows the Highest Annual Increase which is the maximum of the Enhanced 5% Annual Increase values and represents the amount that will be used to determine the Benefit Base. For example, even though there was an automatic reset on the first Contract Anniversary that established the first reset Enhanced 5% Annual Increase amount of $104,000, the Highest Annual Increase is equal to the initial Enhanced 5% Annual Increase amount of $105,000. The Highest Annual Increase amount shown for the first Contract Anniversary in this example shows how the Lifetime Plus II Benefit preserves the initial Enhanced 5% Annual Increase and each of the reset Enhanced 5% Annual Increases to ensure the greatest amount is used to determine the Benefit Base.
o During the second Contract Year, on the Business Day we receive the additional Purchase Payment, we add that payment to the initial Enhanced 5% Annual Increase ($155,000 = $105,000 + $50,000), the Enhanced 10-Year Value ($250,000 = $200,000 + $50,000), the first reset Enhanced 5% Annual Increase ($154,000 = $104,000 + $50,000), and the first reset Enhanced 10-Year Value ($258,000 = $208,000 + $50,000).
o On the second Contract Anniversary, an automatic reset occurs and we establish the second reset Enhanced 5% Annual Increase because twice the Contract Value plus the amount of the third additional Purchase Payment ($374,000 = $324,000 + $50,000) is greater than both the initial Enhanced 10-Year Value ($250,000) and the first reset Enhanced 10-Year Value ($258,000). The second reset Enhanced 5% Annual Increase will equal the Contract Value ($162,000) and the second reset Enhanced 10-Year Value will be twice the Contract Value ($324,000).
o On the second Contract Anniversary, the initial Enhanced 5% Annual
  Increase is also compounded by 5%. However, since we have not had the most recent Purchase Payment for at least one Contract Year we will not apply the 5% compounding to that Purchase Payment ($160,250 = 1.05 x ($155,000 - $50,000) + $50,000). The initial Enhanced 10-Year Value is unchanged. Similarly, the first reset Enhanced 5% Annual Increase ($159,200 = 1.05 x ($154,000 - $50,000) + $50,000) and the first reset Enhanced 10-Year Value remain unchanged.
o On the third Contract Anniversary, the initial Enhanced 5% Annual
  Increase is compounded by 5%. We have had the most recent Purchase Payment for at least one Contract Year so we will apply 5% compounding to that Purchase Payment for both the current Contract Anniversary and the previous Contract Anniversary. The initial Enhanced 5% Annual Increase on the third Contract Anniversary will be $170,888 (1.05 x ($162,250 + (0.05 x $50,000))). We calculate the first reset Enhanced 5% Annual Increase and the second reset Enhanced 5% Annual Increase the same way resulting in $169,785 and $172,725 respectively. All of the Enhanced 10-Year Values on the third Contract Anniversary are unchanged.
o Starting with the fourth Contract Anniversary, because there are no additional Purchase Payments, we compound the full value of each Enhanced 5% Annual Increase by 5% on each Contract Anniversary until the tenth Contract Anniversary following the Issue Date or reset anniversary, as applicable, after which the Enhanced 5% Annual Increase is equal to the Enhanced 10-Year Value established on the same date.
o The initial Enhanced 10-Year Value and the first reset of the Enhanced
  10-Year Value do not double the third Purchase Payment until the tenth Contract Anniversary after we receive the payment. In this example, the third Purchase Payment of $50,000 is added to these two values during the second Contract Year. These Enhanced 10-Year Values then remain unchanged from that point until the twelfth Contract Anniversary (which is the tenth Contract Anniversary after we received the third Purchase Payment) when we then double that Purchase Payment.

CALCULATING THE 10% ANNUAL INCREASE UNDER THE LIFETIME PLUS 10 BENEFIT
We only calculate the 10% Annual Increase during the Accumulation Phase and before the older Covered Person's 91st birthday or the Benefit Date on which you begin receiving Lifetime Plus Payments. WE NO LONGER CALCULATE THE 10% ANNUAL INCREASE BEGINNING ON THE EARLIER OF THE OLDER COVERED PERSON'S 91ST BIRTHDAY, THE BENEFIT DATE, OR THE DATE YOU TAKE A FULL ANNUITIZATION. If you have not begun receiving Lifetime Plus Payments before the older Covered Person's 91st birthday or before the date you take a Full Annuitization, the 10% Annual Increase will cease to exist and Lifetime Plus Payments will no longer be available to you.

On each Quarterly Anniversary during the period that we calculate the 10% Annual Increase, SUBJECT TO A 20 YEAR MAXIMUM, we will apply a 2.5% simple interest increase to the Purchase Payments (or the Contract Value on the rider effective date, if applicable) on each Quarterly Anniversary. In addition, during the period that we calculate the 10% Annual Increase we also automatically reset the 10% Annual Increase to equal the Contract Value if the Contract Value is greater than the 10% Annual Increase on the Quarterly Anniversary. RESETS WILL OCCUR DURING THE ENTIRE PERIOD THAT WE CALCULATE THE 10% ANNUAL INCREASE AND ARE NOT SUBJECT TO THE 20 YEAR MAXIMUM ASSOCIATED WITH THE SIMPLE INTEREST INCREASE. AN AUTOMATIC RESET OF THE 10% ANNUAL INCREASE MAY RESULT IN A HIGHER M&E CHARGE AS DESCRIBED LATER IN THIS APPENDIX.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

If you selected the Lifetime Plus 10 Benefit at issue, both the 10% Annual Increase and the Increase Base on the Issue Date were equal to the Purchase Payment received on the Issue Date. If you selected the Lifetime Plus 10 Benefit after issue, both the 10% Annual Increase and the Increase Base on the rider effective date were equal to the Contract Value as of the rider effective date.

On each Business Day, we increase both the 10% Annual Increase and the Increase Base by the amount of any additional Purchase Payments received that day, and we reduce both the 10% Annual Increase and the Increase Base proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Quarterly Anniversary on or before the 20th Contract Anniversary (or, if applicable, on each Quarterly Anniversary that occurs on or before the 20th anniversary of the rider effective date), the 10% Annual Increase is equal to the following:
  A + 0.025 (B - C)
  Where:
  A =The 10% Annual Increase as of the immediately preceding Business Day;
  B =The Increase Base as of the immediately preceding Business Day; and C =Purchase Payments* received on or after the previous Quarterly Anniversary.
     However, if you selected the Lifetime Plus 10 Benefit at issue then we exclude any Purchase Payments received before the first Quarterly Anniversary.

* We reduce each Purchase Payment proportionately by the percentage of Contract Value applied to a Partial Annuitization or withdrawn (including any withdrawal charge) for each annuitization or withdrawal taken since we received that payment.

We then compare the 10% Annual Increase to the current Contract Value as of the Quarterly Anniversary. If the Contract Value is greater than the 10% Annual Increase, we will reset both the 10% Annual Increase and the Increase Base to equal the Contract Value. THESE QUARTERLY ANNIVERSARY RESETS WILL CONTINUE DURING THE ENTIRE PERIOD THAT WE CALCULATE THE 10% ANNUAL INCREASE AND ARE NOT SUBJECT TO THE 20 YEAR MAXIMUM ASSOCIATED WITH THE SIMPLE INTEREST INCREASE.

IF WE RESET THE 10% ANNUAL INCREASE AT ANY TIME DURING THE CONTRACT YEAR, WE MAY CHANGE THE ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS 10 BENEFIT ON THE NEXT CONTRACT ANNIVERSARY.

Because we are no longer offering the Lifetime Plus 10 Benefit, we will we reserve the right to declare a new additional M&E charge for this. HOWEVER, WE GUARANTEE THAT ANY NEW ADDITIONAL M&E CHARGE WILL NOT BE GREATER THAN THE MAXIMUM ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS 10 BENEFIT AND YOUR SELECTED PAYMENT TYPE (SINGLE LIFE OR JOINT LIFE) THAT WE DECLARED WHEN YOU PURCHASED YOUR CONTRACT AND IS SET FORTH IN THE TABLE AT THE BEGINNING OF THIS APPENDIX.

We will not change the additional M&E charge for the Lifetime Plus 10 Benefit on a Contract Anniversary if you have not received a reset to the 10% Annual Increase during the previous Contract Year. We will make any change to the additional M&E charge for the Lifetime Plus 10 Benefit as of the 60th day after the Contract Anniversary, or on the next Business Day if the 60th day is not a Business Day. If we change the additional M&E charge, then we will adjust the number of Accumulation Units so that the Contract Value on the 60th day will remain the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.

If this change reduces the additional M&E charge for the Lifetime Plus 10 Benefit, then we will make the change and send you a confirmation letter.

If this change increases the additional M&E charge for the Lifetime Plus 10 Benefit, we will send you written notice of the intended increase and provide you at least a 30-day notice period to decline the increase. If you decline the increase to the additional M&E charge, you will no longer receive automatic resets to the 10% Annual Increase, but you will keep all previous resets. IF YOU DO NOT NOTIFY US OF YOUR INTENTION TO DECLINE THE INCREASE TO THE ADDITIONAL M&E CHARGE FOR THE LIFETIME PLUS 10 BENEFIT DURING THE 30-DAY NOTICE PERIOD, WE WILL ASSUME YOU HAVE ACCEPTED THE INCREASE AND WE WILL MAKE THE CHANGE. If you accept an increase to the additional M&E charge associated with the Lifetime Plus 10 Benefit, then you continue to be eligible to receive future resets.

NOTE: YOU MUST SPECIFICALLY "OPT OUT" OF FUTURE AUTOMATIC RESETS OF THE 10% ANNUAL INCREASE AT A HIGHER ADDITIONAL M&E CHARGE OTHERWISE WE WILL ASSESS THE HIGHER ADDITIONAL M&E CHARGE.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

EXAMPLE OF THE 10% ANNUAL INCREASE UNDER THE LIFETIME PLUS 10 BENEFIT
You purchased a Contract with the Lifetime Plus 10 Benefit. You made an initial Purchase Payment of $100,000 on the Issue Date. You made a second Purchase Payment of $10,000 during the third quarter of the first Contract Year.

  QUARTERLY ANNIVERSARY    CONTRACT VALUE INCREASE BASE 2.5% QUARTERLY INCREASE 10% ANNUAL INCREASE
Issue Date                    $100,000      $100,000                                 $100,000
1st Quarterly Anniversary    $  98,327      $100,000            $2,500               $102,500
2nd Quarterly Anniversary     $102,864      $100,000            $2,500               $105,000
During the 3rd Quarter                      $110,000                                 $115,000
3rd Quarterly Anniversary     $113,732      $110,000            $2,500               $117,500
4th Quarterly Anniversary/    $115,362      $110,000            $2,750               $120,250
1st Contract Anniversary
5th Quarterly Anniversary     $127,451      $127,451                                 $127,451
6th Quarterly Anniversary    $  92,983      $127,451            $3,186               $130,637


o On the Issue Date, both the 10% Annual Increase and the Increase Base are equal to the Purchase Payment received on the Issue Date ($100,000).
o On the first Quarterly Anniversary we apply the quarterly increase to the Increase Base and add it to the 10% Annual Increase, which is: (2.5% x $100,000) + $100,000 = $2,500 + $100,000 = $102,500. The Contract Value on
  this anniversary is $98,327, which is less than the 10% Annual Increase so there is no reset.
o On the second Quarterly Anniversary we apply the quarterly increase to the Increase Base and add it to the 10% Annual Increase, which is: (2.5% x $100,000) + $102,500 = $2,500 + $102,500= $105,000. The Contract Value on this anniversary is $102,864, which is less than the 10% Annual Increase so there is no reset.
o During the third quarter, on the Business Day we receive the additional Purchase Payment of $10,000 we add that payment to both the Increase Base ($100,000 + $10,000 = $110,000) and the 10% Annual Increase ($105,000 +
  $10,000 = $115,000).
o On the third Quarterly Anniversary we apply the quarterly increase to the Increase Base. The quarterly increase is the Increase Base minus the Purchase Payment we received during the last quarter multiplied by 2.5%, or 2.5% x ($110,000 - $10,000) = $2,500. We then add the quarterly increase to the 10% Annual Increase, which is: $2,500 + $115,000 = $117,500. The Contract Value on this anniversary is $113,732, which is less than the 10% Annual Increase so there is no reset.
o On the fourth Quarterly Anniversary we apply the quarterly increase to the Increase Base and add it to the 10% Annual Increase, which is: (2.5% x $110,000) + $117,500 = $2,750 + $117,500= $120,250. The Contract Value on this anniversary is $115,362, which is less than the 10% Annual Increase so there is no reset.
o On the fifth Quarterly Anniversary we apply the quarterly increase to the Increase Base and add it to the 10% Annual Increase, which is: (2.5% x $110,000) + $120,250 = $2,750 + $120,250= $123,000. However, the Contract
  Value on this anniversary is $127,451, which is greater than the 10% Annual Increase, so we reset both the 10% Annual Increase and the Increase Base to equal the Contract Value of $127,451.
o On the sixth Quarterly Anniversary we apply the quarterly increase to the Increase Base and add it to the 10% Annual Increase, which is: (2.5% x $127,451) + $127,451 = $3,186 + $127,451 = $130,637. The Contract Value on
  this anniversary is $92,983, which is less than the 10% Annual Increase so there is no reset.
o Assuming there were no other resets, no additional Purchase Payments, and no Partial Annuitizations by the 20th Contract Anniversary (which is the 80th Quarterly Anniversary) the 10% Annual Increase would receive an additional 74 quarterly increases of $3,186 each. On the 20th Contract Anniversary the 10% Annual Increase would receive its last quarterly increase, and would be $366,401.
o On each subsequent Quarterly Anniversary the 10% Annual Increase may increase due to additional Purchase Payments, or due to resets if the Contract Value is greater than the 10% Annual Increase, but the 10% Annual Increase receives no more 2.5% quarterly increases.


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING NOTE REGARDING TRANSFERS FOR CONTRACTS WITH A LIFETIME BENEFIT: We do not count any transfers made under the quarterly rebalancing program for the Lifetime Benefits against any free transfers we allow. We also waive the required minimum transfer amount for transfer made under the quarterly rebalancing program for one of the Lifetime Benefits.

THESE RESTRICTIONS APPLY ONLY TO CONTRACTS WITH ONE OF THE LIFETIME BENEFITS WHILE THE BENEFIT IS IN EFFECT. YOUR INVESTMENT OPTION ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THESE RESTRICTIONS. WHEN YOU SELECTED ONE OF THESE BENEFITS, YOU CONSENTED TO HAVE US REBALANCE YOUR CONTRACT VALUE IN ACCORDANCE WITH THE PROCEDURES DESCRIBED HERE AND IN YOUR CONTRACT. We have put these restrictions in place to support the guarantees that we provide under these benefits, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, you may not be able to fully participate in any upside potential returns available from the Investment Options, and your Contract Value may be less than the Contract Value you would have had without the benefit.

IF YOU SELECTED THE LIFETIME PLUS II BENEFIT OR LIFETIME PLUS 10 BENEFIT FROM JANUARY 26, 2009 UNTIL MARCH 31, 2009: We require that you have 100% of your total Contract Value in the Group C Investment Options, and we do not permit you to have any of your Contract Value in the Group A or Group B Investment Options.

IF YOU SELECTED ONE OF THE LIFETIME BENEFITS BEFORE JANUARY 26, 2009: We restrict your selection of certain Investment Options and the percentage of Contract Value that you can have in certain Investment Options as follows. We will only allow you to make allocations and transfers to and from the Group A and Group B Investment Options as long as you do not exceed these limitations.
o YOU CANNOT HAVE MORE THAN 25% OF YOUR TOTAL CONTRACT VALUE IN THE GROUP
  A INVESTMENT OPTIONS.
o YOU CANNOT HAVE MORE THAN 70% OF YOUR TOTAL CONTRACT VALUE IN BOTH GROUP
  A AND GROUP B INVESTMENT OPTIONS.
o WE DO NOT LIMIT THE AMOUNT OF CONTRACT VALUE THAT YOU CAN HAVE IN THE
  GROUP C INVESTMENT OPTIONS.

                         GROUP A INVESTMENT OPTIONS[(1)]
AZL Columbia Small Cap Value Fund         AZL TargetPLUS Growth Fund
AZL Columbia Technology Fund              AZL TargetPLUS Moderate Fund
AZL Franklin Small Cap Value Fund         AZL Turner Quantitative Small Cap Growth Fund
AZL Fusion Growth Fund                    AZL Van Kampen Global Real Estate Fund
AZL OCC Opportunity Fund                  Davis VA Financial Portfolio
AZL Schroder Emerging Markets Equity Fund Franklin Income Securities Fund
AZL Schroder International Small Cap Fund Franklin Templeton VIP Founding Funds Allocation Fund
AZL Small Cap Stock Index Fund            PIMCO VIT CommodityRealReturn Strategy Portfolio

(1) FOR ANY LIFETIME BENEFIT ADDED TO YOUR CONTRACT BEFORE JANUARY 26, 2009, THE FOLLOWING FUNDS ARE INCLUDED IN THE GROUP C INVESTMENT OPTIONS AND ARE NOT INCLUDED IN THE GROUP A INVESTMENT OPTIONS: AZL Fusion Growth Fund, AZL TargetPLUS Growth Fund, AZL TargetPLUS Moderate Fund, Franklin Income Securities Fund, and Franklin Templeton VIP Founding Funds Allocation Fund.


                           GROUP B INVESTMENT OPTIONS
AZL AIM International Equity Fund       AZL Oppenheimer Global Fund
AZL BlackRock Capital Appreciation Fund AZL Oppenheimer International Growth Fund
AZL BlackRock Growth Fund               AZL PIMCO Fundamental IndexPLUS Total Return Fund
AZL Columbia Mid Cap Value Fund         AZL S&P 500 Index Fund
AZL Davis NY Venture Fund               AZL TargetPLUS Equity Fund
AZL Dreyfus Equity Growth Fund          AZL Van Kampen Comstock Fund
AZL First Trust Target Double Play Fund AZL Van Kampen Global Franchise Fund
                                        AZL Van Kampen Growth and Income Fund
AZL Jennison 20/20 Focus Fund           AZL Van Kampen Mid Cap Growth Fund
AZL JPMorgan Large Cap Equity Fund      Mutual Global Discovery Securities Fund
AZL JPMorgan U.S. Equity Fund           Mutual Shares Securities Fund
AZL NACM International Fund             OpCap Mid Cap Portfolio
                                        Templeton Growth Securities Fund


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

                           GROUP C INVESTMENT OPTIONS
                                                   BlackRock Global Allocation V.I. Fund
                                                   Franklin High Income Securities Fund
                                                   Franklin U.S. Government Fund
AZL Fusion Balanced Fund                           Franklin Zero Coupon Fund 2010
                                                   PIMCO VIT All Asset Portfolio
AZL Fusion Moderate Fund                           PIMCO VIT Emerging Markets Bond Portfolio
                                                   PIMCO VIT Global Bond Portfolio (Unhedged)
AZL Money Market Fund
AZL TargetPLUS Balanced Fund                       PIMCO VIT High Yield Portfolio
AZL Van Kampen Equity and Income Fund              PIMCO VIT Real Return Portfolio
                                                   PIMCO VIT Total Return Portfolio
                                                   Templeton Global Bond Securities Fund



THESE INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS WILL TERMINATE WHEN YOUR BENEFIT TERMINATES.

In addition, on each Quarterly Anniversary we will automatically rebalance the amount of Contract Value in each of your selected Investment Options to return you to your selected Investment Option allocation mix based on your most recent allocation instructions for future Purchase Payments. The rebalancing occurs at the end of the Business Day immediately before the Quarterly Anniversary, so that it is in effect on the Quarterly Anniversary. However, if you are participating in the DCA program, quarterly rebalancing transfers will not move Contract Value into or out of the DCA Money Market Account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Quarterly rebalancing helps you maintain your specified allocation mix among the different Investment Options. There are no fees for the quarterly rebalancing transfers we make, and we do not currently count these transfers against any free transfers that we allow. This rebalancing applies to all of your selected Investment Options and not just the ones that are in Group A or Group B. Keep in mind the transfers of Contract Value between the Investment Options will not change the allocation instructions for any future Purchase Payments and will not change how we rebalance your Contract Value on each Quarterly Anniversary. In order to change the quarterly rebalancing of your Contract Value when you make a transfer, you must change your allocation instructions for future Purchase Payments. Any change to your allocation instructions must comply with the restrictions for your selected benefit or we will reject your change.

We will not recategorize the Investment Options currently available under the Contract, but we may add or remove Investment Options from your Contract in the future. If we do, we will provide written notice regarding additions or deletions to the Investment Option groups.

NOTE REGARDING THE MINIMUM TRANSFER AMOUNT: We waive the $1,000 minimum transfer amount for transfers made under the allocation and transfer restrictions for one of the Lifetime Benefits.

TAXATION OF LIFETIME PLUS PAYMENTS
Lifetime Plus Payments that you receive before your Contract Value is reduced to zero will be treated as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, GAINS FROM THE ENTIRE CONTRACT ARE CONSIDERED TO BE DISTRIBUTED FIRST AND ARE SUBJECT TO ORDINARY INCOME TAX. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. While tax law is not entirely clear as to the proper tax treatment, we intend to treat Lifetime Plus Payments that you receive on or after your Contract Value has been reduced to zero as Annuity Payments under a Full Annuitization. For Qualified Contracts, the entire Lifetime Plus Payment will most likely be subject to ordinary income tax. In addition, if any Owner is younger than age 59 1/2, Lifetime Plus Payments may be subject to a 10% federal penalty tax. Lifetime Plus Payments are not subject to a withdrawal charge. If you are taking withdrawals from the Contract under Section 72(t) or 72(q) of the Code and you begin Lifetime Plus Payments before the required series of withdrawals is complete, you may incur a 10% federal penalty tax.

   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

TERMINATION OF A LIFETIME BENEFIT
BEFORE THE BENEFIT DATE, YOUR BENEFIT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day we process your request to remove your selected
  Lifetime Plus Benefit from the Contract (the rider termination date).
o The date of death of all Covered Persons.
o The older Covered Person's 91st birthday.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 3, The Annuity Phase.
o The Business Day we process your request for a full withdrawal.
o Contract termination.

ON AND AFTER THE BENEFIT DATE THAT YOU BEGIN RECEIVING LIFETIME PLUS PAYMENTS, YOUR BENEFIT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day you take an Excess Withdrawal of the entire Contract
  Value. (For Contracts issued in Nevada, if you take an Excess Withdrawal that reduces your Lifetime Plus Payment to less than $100 and we cannot restructure your payment so that it is at least $100, you must take an Excess Withdrawal of the entire Contract Value. For Contracts issued in all other states, if you take an Excess Withdrawal that reduces your annual maximum Lifetime Plus Payment to less than $100, you must take an Excess Withdrawal of the entire Contract Value.)
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 3, The Annuity Phase.
o For single Lifetime Plus Payments when the Contract is solely owned or owned by a non-individual, the date of death of the Covered Person.
o For single Lifetime Plus Payments when the Contract is jointly owned and the Joint Owners are not spouses, the date of death of any Joint Owner.
o For single Lifetime Plus Payments when the Contract is jointly owned by spouses, the date of death of any Joint Owner unless the surviving spouse is the Covered Person and elects to continue the Contract. If the surviving spouse who is also the Covered Person continues the Contract, your benefit will terminate on the date of death of the Covered Person.
o For joint Lifetime Plus Payments, the date of death of both Covered
  Persons. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse, who is also a Covered Person, elects to receive the death benefit payout instead of continuing the Contract, then Lifetime Plus Payments will stop and your benefit will terminate as of the end of the Business Day during which we receive in Good Order at the Service Center, both due proof of death and an election of the death benefit payment option.
o Contract termination.


   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

FOR SERVICE OR MORE INFORMATION
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value and death benefits change based on the investment experience of the Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:
  PUBLIC REFERENCE SECTION OF THE COMMISSION
  100 F Street, NE
  Washington, DC 20549

You can contact us at:
  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
  5701 Golden Hills Drive
  Minneapolis, MN 55416
  (800) 624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:
  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
  P.O. Box 561
  Minneapolis, MN 55440-0561
  (800) 624-0197


If you are sending an application and/or a check to purchase a new Contract, you should send the materials to the address listed on your application. Applications and Purchase Payments you send to our home office address will be forwarded to the lockbox address listed on your application, which may delay processing of your application.



   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

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   The Allianz Vision[SM] Variable Annuity Contract Prospectus - July 22, 2009

                                      SAI

                      STATEMENT OF ADDITIONAL INFORMATION
                               ALLIANZ VISION[SM]
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT
                                   ISSUED BY
    ALLIANZ LIFE[{R}] VARIABLE ACCOUNT B (THE SEPARATE ACCOUNT)
                                      AND
                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                          (ALLIANZ LIFE, WE, US, OUR)


                                July 22, 2009


This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract's prospectus, call or write us at:
                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                            5701 Golden Hills Drive
                             Minneapolis, MN 55416
                                 (800) 624-0197

                               TABLE OF CONTENTS
               ALLIANZ LIFE..........................................2
               EXPERTS...............................................2
               LEGAL OPINIONS........................................2
               DISTRIBUTOR...........................................2
               REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE.....3
               FEDERAL TAX STATUS....................................3
                 General.............................................3
                 Diversification.....................................4
                 Owner Control.......................................4
                 Contracts Owned by Non-Individuals..................5
                 Income Tax Withholding..............................5
                 Required Distributions..............................5
                 Qualified Contracts.................................5
               ANNUITY PROVISIONS....................................6
                 Annuity Units/Calculating Variable Annuity Payments.7
               MORTALITY AND EXPENSE RISK GUARANTEE..................7
               FINANCIAL STATEMENTS..................................7
               APPENDIX - CONDENSED FINANCIAL INFORMATION............8



                                                                     VISSAI-0709




   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc.
(AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance.

Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS
The financial statements of Allianz Life Variable Account B as of and for the year or period ended December 31, 2008 (including the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the periods presented) and the consolidated financial statements and supplemental schedules of Allianz Life Insurance Company of North America as of December 31, 2008 and 2007 and for each of the years in the three-year period ended December 31, 2008, included in this SAI in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2008 financial statements and supplemental schedules of Allianz Life Insurance Company of North America refers to an adoption of Statement of Financial Accounting Standards No. 157, Fair Value Measurements, effective January 1, 2008. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.

LEGAL OPINIONS
Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR
Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts. The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:

CALENDAR YEAR      AGGREGATE AMOUNT OF        AGGREGATE AMOUNT OF COMMISSIONS RETAINED BY ALLIANZ LIFE FINANCIAL AFTER PAYMENTS TO
                   COMMISSIONS PAID TO                                           SELLING FIRMS
                 ALLIANZ LIFE FINANCIAL
    2006                    $207,968,987.55                                            $0
    2007                    $218,444,880.80                                            $0
    2008                    $198,319,091.42                                            $0

We may fund Allianz Life Financial's operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial's operating and other expenses, including overhead, legal and accounting fees.

As described above, Allianz Life Financial sells its Contracts primarily through "wholesaling," in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 1,112 retail broker/dealers to sell its Contracts. All of the broker/dealer firms except one are non-affiliated. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain of these firms for providing marketing support services in the sale of the Contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 47 firms. These payments vary in amount. In 2008,


   The Allianz Vision [SM] Variable Annuity Contract SAI - July 22, 2009 the five firms receiving the largest payments, ranging from $522,495 to $2,345,992, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.

     FIRM NAME
----------------------------------
 1   LPL Financial Network
 2   AIG Advisor Group
 3   National Planning Holdings
 4   H D Vest Investment Services
 5   Wachovia Securities

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:
o the size of the group;
o the total amount of Purchase Payments expected to be received from the group;
o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners will continue to hold the Contracts for a certain period of time);
o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and
o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.

None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

FEDERAL TAX STATUS
NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract's cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a federal penalty tax equal to 10% of the taxable amount.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that


   The Allianz Vision [SM] Variable Annuity Contract SAI - July 22, 2009 the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract before the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contract, meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-
5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:
o no more than 55% of the value of the total assets of the Investment
  Option is represented by any one investment;
o no more than 70% of the value of the total assets of the Investment
  Option is represented by any two investments;
o no more than 80% of the value of the total assets of the Investment
  Option is represented by any three investments; and
o no more than 90% of the value of the total assets of the Investment
  Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not



   The Allianz Vision [SM] Variable Annuity Contract SAI - July 22, 2009 give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.

CONTRACTS OWNED BY NON-INDIVIDUALS
Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Owner if the Owner is a non-individual, for example, a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for an individual or to Contracts held by qualified retirement plans. Purchasers should consult a tax adviser before purchasing a Contract to be owned by a non-individual.

INCOME TAX WITHHOLDING
All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
o a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
o distributions which are required minimum distributions; or
o the portion of the distributions not included in gross income (for example, returns of after-tax contributions); or
o hardship withdrawals.

Participants should consult a tax adviser regarding withholding requirements.

REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner. Specifically, with regard to this Contract,
Section 72(s) requires that:
o if any Owner dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
o if any Owner dies before the Income Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death.

These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

QUALIFIED CONTRACTS
The Contract is designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms


   The Allianz Vision [SM] Variable Annuity Contract SAI - July 22, 2009 and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information, see prospectus section 7, Taxes - Distributions - Qualified Contracts.

PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information, see prospectus section 7, Taxes - Qualified Contracts.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.

ANNUITY PROVISIONS
We base Annuity Payments upon the following:
o Whether you request fixed payments, variable payments, or a combination of both fixed and variable Annuity Payments.
o The adjusted Contract Value on the Income Date.
o The Annuity Option you select.
o The age of the Annuitant and any joint Annuitant.
o The sex of the Annuitant and any joint Annuitant where allowed.

We guarantee fixed Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Annuity Payments, the amount of adjusted Contract Value that you apply to fixed Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.


   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

Variable payments are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Annuity Payments you elect to receive.

ANNUITY UNITS/CALCULATING VARIABLE ANNUITY PAYMENTS
The first Annuity Payment is equal to the amount of Contract Value you are applying to variable Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.

We will then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.

We determine the Annuity Unit value on each Business Day as follows:
o multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
o divide by the assumed net investment factor for the current Business
  Day.

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We will allow an AIR of 3%, 5% or 7% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units will change if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the payment frequency you selected.

The Annuity Payment on each subsequent payment date is equal to the sum of the Annuity Payments for each subaccount. We determine the Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.

MORTALITY AND EXPENSE RISK GUARANTEE
Allianz Life guarantees that the dollar amount of each Variable Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.

FINANCIAL STATEMENTS
The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2008 included herein should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2008 are also included herein.

   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

APPENDIX - CONDENSED FINANCIAL INFORMATION
The financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are found in this SAI.

Accumulation Unit value (AUV) information corresponding to the highest and lowest M&E charges for the benefits we currently offer under this Contract are found in Appendix B to the prospectus. AUV information for other expense levels and for optional benefits that we no longer offer under this Contract are found below.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in this SAI.

KEY TO BENEFIT OPTION*                                                                                                   M&E CHARGES
VISB  Allianz Vision - Contract with the Bonus Option...............                                                        1.70%
1....
VISB  Allianz Vision - Contract with the Bonus Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments       2.95%
10.... under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (BEFORE PAYMENTS BEGIN)
VISB  Allianz Vision - Contract with the Bonus Option and the Target Date Retirement Benefit                                2.10%
11....
VISB  Allianz Vision - Contract with the Bonus Option, Quarterly Value Death Benefit and the Target Date Retirement         2.40%
3..... Benefit Contract with the Bonus Option and single Lifetime Plus Payments under the
      Lifetime Plus Benefit; and Contract with the Bonus Option and single Lifetime Plus Payments under the Lifetime
      Plus II Benefit or Lifetime Plus 10 Benefit (ONCE PAYMENTS BEGIN)
VISB  Allianz Vision - Contract with the Bonus Option, Quarterly Value Death Benefit and                                    2.70%
4..... single Lifetime Plus Payments under the Lifetime Plus Benefit; and Contract with the Bonus Option, Quarterly Value
      Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit
      (ONCE PAYMENTS BEGIN)
VISB  Allianz Vision - Contract with the Bonus Option and joint Lifetime Plus Payments under the                            2.55%
5..... Lifetime Plus Benefit; and Contract with the Bonus Option and joint Lifetime Plus Payments under the
      Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (ONCE PAYMENTS BEGIN)
VISB  Allianz Vision - Contract with the Bonus Option, Quarterly Value Death Benefit and joint Lifetime Plus Payments       2.85%
6..... under the Lifetime Plus Benefit; and Contract with the Bonus Option, Quarterly Value Death Benefit and joint
      Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (ONCE PAYMENTS BEGIN)
VISB  Allianz Vision - Contract with the Bonus Option and single Lifetime Plus Payments under the                           2.50%
7..... Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (BEFORE PAYMENTS BEGIN)
VISB  Allianz Vision - Contract with the Bonus Option, Quarterly Value Death Benefit and single Lifetime Plus Payments      2.80%
8..... under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (BEFORE PAYMENTS BEGIN)
VISB  Allianz Vision - Contract with the Bonus Option and joint Lifetime Plus Payments under the                            2.65%
9..... Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (BEFORE PAYMENTS BEGIN)
VISC  Allianz Vision - Contract with the No Withdrawal Charge, Quarterly Value Death Benefit and the                        2.45%
1..... Target Date Retirement Benefit; Contract with the No Withdrawal Charge and single Lifetime Plus Payments under the
      Lifetime Plus Benefit; and Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (ONCE PAYMENTS BEGIN)
VISC  Allianz Vision - Contract with the No Withdrawal Charge, Quarterly Value Death Benefit and joint Lifetime Plus        3.00%
10.... Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (ONCE PAYMENTS BEGIN)
VISC  Allianz Vision - Contract with the No Withdrawal Charge, Quarterly Value Death Benefit and single Lifetime Plus       2.75%
2..... Payments under the Lifetime Plus Benefit; and Contract with the No Withdrawal Charge Option, Quarterly Value Death
      Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (ONCE
      PAYMENTS BEGIN)
VISC  Allianz Vision - Contract with the No Withdrawal Charge and joint Lifetime Plus Payments under the Lifetime Plus      2.60%
3..... Benefit; and Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under the Lifetime
      Plus II Benefit or Lifetime Plus 10 Benefit (ONCE PAYMENTS BEGIN)
VISC  Allianz Vision - Contract with the No Withdrawal Charge, Quarterly Value Death Benefit and joint Lifetime Plus        2.90%
4..... Payments under the Lifetime Plus Benefit; and Contract with the No Withdrawal Charge Option, Quarterly Value Death
      Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (ONCE
      PAYMENTS BEGIN)


   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

                                       9

VISC  Allianz Vision - Contract with the No Withdrawal Charge Option and the Target Date Retirement Benefit                 2.15%
5.....
VISC  Allianz Vision - Contract with the No Withdrawal Charge Option and single Lifetime Plus Payments under the            2.55%
7..... Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (BEFORE PAYMENTS BEGIN)
VISC  Allianz Vision - Contract with the No Withdrawal Charge Option, Quarterly Value Death Benefit and single Lifetime     2.85%
8..... Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit
      (BEFORE PAYMENTS BEGIN).......................................
VISC  Allianz Vision - Contract with the No Withdrawal Charge Option and joint Lifetime Plus Payments under the Lifetime    2.70%
9..... Plus II Benefit or Lifetime Plus 10 Benefit (BEFORE PAYMENTS BEGIN)
VISI  Allianz Vision - Base Contract with the Quarterly Value Death Benefit and joint Lifetime Plus Payments under the      2.65%
10.... Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (BEFORE PAYMENTS BEGIN)
VISI  Allianz Vision - Base Contract with the Target Date Retirement Benefit                                                1.80%
11....
VISI  Allianz Vision - Base Contract with the Quarterly Value Death Benefit                                                 1.70%
2.....
VISI  Allianz Vision - Base Contract with the Quarterly Value Death Benefit and the Target Date Retirement Benefit; Base    2.10%
3..... Contract with single Lifetime Plus Payments under the Lifetime Plus Benefit; and
      Base Contracts with single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit
      (ONCE PAYMENTS BEGIN)
VISI  Allianz Vision - Base Contract with the Quarterly Value Death Benefit and single Lifetime Plus Payments under the     2.40%
4..... Lifetime Plus Benefit; and Base Contract with the Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (ONCE PAYMENTS BEGIN)
VISI  Allianz Vision - Base Contract with joint Lifetime Plus Payments under the Lifetime Plus Benefit; and                 2.25%
5..... Base Contract with joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit
      (ONCE PAYMENTS BEGIN)
VISI  Allianz Vision - Base Contract with the Quarterly Value Death Benefit and joint Lifetime Plus Payments under the      2.55%
6..... Lifetime Plus Benefit; and Base Contract with the Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (ONCE PAYMENTS BEGIN)
VISI  Allianz Vision - Base Contract with single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime      2.20%
7..... Plus 10 Benefit (BEFORE PAYMENTS BEGIN)
VISI  Allianz Vision - Base Contract with the Quarterly Value Death Benefit and single Lifetime Plus Payments under the     2.50%
8..... Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (BEFORE PAYMENTS BEGIN)
VISI  Allianz Vision - Base Contract with joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime       2.35%
9..... Plus 10 Benefit (BEFORE PAYMENTS BEGIN)
VISL  Allianz Vision - Contract with the Short Withdrawal Charge Option                                                     1.65%
1.....
VISL  Allianz Vision - Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and joint            2.90%
10.... Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit
      (BEFORE PAYMENTS BEGIN).......................................
VISL  Allianz Vision - Contract with the Short Withdrawal Charge Option and the Target Date Retirement Benefit              2.05%
11....
VISL  Allianz Vision - Contract with the Short Withdrawal Charge Option and Quarterly Value Death Benefit                   1.95%
2.....
VISL  Allianz Vision - Contract with the Short Withdrawal Charge, Quarterly Value Death Benefit and the Target Date         2.35%
3..... Retirement Benefit; Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under the
      Lifetime Plus Benefit; and Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (ONCE PAYMENTS BEGIN)
VISL  Allianz Vision - Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and single           2.65%
4..... Lifetime Plus Payments under the Lifetime Plus Benefit; and Contract with the Short Withdrawal Charge Option,
      Quarterly Value Death Benefit and single Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime
      Plus 10 Benefit (ONCE PAYMENTS BEGIN)
VISL  Allianz Vision - Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under the          2.50%
5..... Lifetime Plus Benefit; and Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (ONCE PAYMENTS BEGIN)
VISL  Allianz Vision - Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and joint            2.80%
6..... Lifetime Plus Payments under the Lifetime Plus Benefit; and Contract with the Short Withdrawal Charge Option,
      Quarterly Value Death Benefit and joint Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus
      10 Benefit (ONCE PAYMENTS BEGIN)


   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

                                       10


VISL  Allianz Vision - Contract with the Short Withdrawal Charge Option and single Lifetime Plus Payments under the         2.45%
7..... Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (BEFORE PAYMENTS BEGIN)
VISL  Allianz Vision - Contract with the Short Withdrawal Charge Option, Quarterly Value Death Benefit and single           2.75%
8..... Lifetime Plus Payments under the Lifetime Plus II Benefit or Lifetime Plus 10 Benefit
      (BEFORE PAYMENTS BEGIN).......................................
VISL  Allianz Vision - Contract with the Short Withdrawal Charge Option and joint Lifetime Plus Payments under the          2.60%
9..... Lifetime Plus II Benefit or Lifetime Plus 10 Benefit (BEFORE PAYMENTS BEGIN)

(Number of Accumulation Units in thousands)


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL AIM International Equity Fund
VISB 1  1.70%
 12/31/2007    N/A 19.496      221
 12/31/2008 19.496 11.211      313
VISB 10 2.95%
 12/31/2007    N/A 18.161        0
 12/31/2008 18.161 10.313       27
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.915       35
VISB 3  2.40%
 12/31/2007    N/A 18.736        0
 12/31/2008 18.736 10.699       96
VISB 4  2.70%
 12/31/2007    N/A 18.420        0
 12/31/2008 18.420 10.487       25
VISB 5  2.55%
 12/31/2007    N/A 18.578        0
 12/31/2008 18.578 10.592       55
VISB 6  2.85%
 12/31/2007    N/A 18.264        0
 12/31/2008 18.264 10.382       10
VISB 7  2.50%
 12/31/2007    N/A 18.630        0
 12/31/2008 18.630 10.628       86
VISB 8  2.80%
 12/31/2007    N/A 18.316        0
 12/31/2008 18.316 10.417       32
VISB 9  2.65%
 12/31/2007    N/A 18.473        0
 12/31/2008 18.473 10.522       93
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.663        3
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.279        0


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.452        0
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.557        2
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.347        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.879        3
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.592        3
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.382        1
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.487        4
VISI 10 2.65%
 12/31/2007    N/A 18.473        0
 12/31/2008 18.473 10.522       16
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 11.136       77
VISI 2  1.70%
 12/31/2007    N/A 19.496       54
 12/31/2008 19.496 11.211       59
VISI 3  2.10%
 12/31/2007    N/A 19.058        0
 12/31/2008 19.058 10.915      103
VISI 4  2.40%
 12/31/2007    N/A 18.736        0
 12/31/2008 18.736 10.699       18
VISI 5  2.25%
 12/31/2007    N/A 18.897        0
 12/31/2008 18.897 10.806      102



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

                                       11

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 6  2.55%
 12/31/2007    N/A 18.578        0
 12/31/2008 18.578 10.592        3
VISI 7  2.20%
 12/31/2007    N/A 18.950        0
 12/31/2008 18.950 10.843      252
VISI 8  2.50%
 12/31/2007    N/A 18.630        0
 12/31/2008 18.630 10.628       42
VISI 9  2.35%
 12/31/2007    N/A 18.790        0
 12/31/2008 18.790 10.735      223
VISL 1  1.65%
 12/31/2007    N/A 19.551       76
 12/31/2008 19.551 11.248      157
VISL 10 2.90%
 12/31/2007    N/A 18.212        0
 12/31/2008 18.212 10.347       23
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.952       12
VISL 2  1.95%
 12/31/2007    N/A 19.221       42
 12/31/2008 19.221 11.025       46
VISL 3  2.35%
 12/31/2007    N/A 18.790        0
 12/31/2008 18.790 10.735       56
VISL 4  2.65%
 12/31/2007    N/A 18.473        0
 12/31/2008 18.473 10.522       11
VISL 5  2.50%
 12/31/2007    N/A 18.630        0
 12/31/2008 18.630 10.628       25
VISL 6  2.80%
 12/31/2007    N/A 18.316        0
 12/31/2008 18.316 10.417        3
VISL 7  2.45%
 12/31/2007    N/A 18.683        0
 12/31/2008 18.683 10.663       79
VISL 8  2.75%
 12/31/2007    N/A 18.368        0
 12/31/2008 18.368 10.452       22
VISL 9  2.60%
 12/31/2007    N/A 18.525        0
 12/31/2008 18.525 10.557       82
AZL BlackRock Capital Appreciation Fund
VISB 1  1.70%
 12/31/2007    N/A 13.005       57
 12/31/2008 13.005  8.135       71
VISB 10 2.95%
 12/31/2007    N/A 12.578        0
 12/31/2008 12.578  7.770        3
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.016       19
VISB 3  2.40%
 12/31/2007    N/A 12.764        0
 12/31/2008 12.764  7.929       70


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 4  2.70%
 12/31/2007    N/A 12.662        0
 12/31/2008 12.662  7.842        3
VISB 5  2.55%
 12/31/2007    N/A 12.713        0
 12/31/2008 12.713  7.885       29
VISB 6  2.85%
 12/31/2007    N/A 12.611        0
 12/31/2008 12.611  7.798        2
VISB 7  2.50%
 12/31/2007    N/A 12.730        0
 12/31/2008 12.730  7.899       31
VISB 8  2.80%
 12/31/2007    N/A 12.628        0
 12/31/2008 12.628  7.813       19
VISB 9  2.65%
 12/31/2007    N/A 12.679        0
 12/31/2008 12.679  7.856       67
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.914        4
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.756        3
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.827        0
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.870        7
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.784        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.002        4
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.885        5
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.798        1
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.842       11
VISI 10 2.65%
 12/31/2007    N/A 12.679        0
 12/31/2008 12.679  7.856        7
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.106       80
VISI 2  1.70%
 12/31/2007    N/A 13.005       10
 12/31/2008 13.005  8.135       29
VISI 3  2.10%
 12/31/2007    N/A 12.867        0
 12/31/2008 12.867  8.016       84



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 4  2.40%
 12/31/2007    N/A 12.764        0
 12/31/2008 12.764  7.929       15
VISI 5  2.25%
 12/31/2007    N/A 12.815        0
 12/31/2008 12.815  7.972       67
VISI 6  2.55%
 12/31/2007    N/A 12.713        0
 12/31/2008 12.713  7.885        2
VISI 7  2.20%
 12/31/2007    N/A 12.832        0
 12/31/2008 12.832  7.987      139
VISI 8  2.50%
 12/31/2007    N/A 12.730        0
 12/31/2008 12.730  7.899       38
VISI 9  2.35%
 12/31/2007    N/A 12.781        0
 12/31/2008 12.781  7.943      180
VISL 1  1.65%
 12/31/2007    N/A 13.023       28
 12/31/2008 13.023  8.150       69
VISL 10 2.90%
 12/31/2007    N/A 12.594        0
 12/31/2008 12.594  7.784        6
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.032       31
VISL 2  1.95%
 12/31/2007    N/A 12.918        5
 12/31/2008 12.918  8.061       10
VISL 3  2.35%
 12/31/2007    N/A 12.781        0
 12/31/2008 12.781  7.943       51
VISL 4  2.65%
 12/31/2007    N/A 12.679        0
 12/31/2008 12.679  7.856        3
VISL 5  2.50%
 12/31/2007    N/A 12.730        0
 12/31/2008 12.730  7.899       23
VISL 6  2.80%
 12/31/2007    N/A 12.628        0
 12/31/2008 12.628  7.813        1
VISL 7  2.45%
 12/31/2007    N/A 12.747        0
 12/31/2008 12.747  7.914       46
VISL 8  2.75%
 12/31/2007    N/A 12.645        0
 12/31/2008 12.645  7.827       27
VISL 9  2.60%
 12/31/2007    N/A 12.696        0
 12/31/2008 12.696  7.870       74
AZL BlackRock Growth Fund
VISB 1  1.70%
 12/31/2007    N/A 13.129      211
 12/31/2008 13.129  5.072      391
VISB 10 2.95%
 12/31/2007    N/A 12.230        0
 12/31/2008 12.230  4.666       25


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.938       30
VISB 3  2.40%
 12/31/2007    N/A 12.617        0
 12/31/2008 12.617  4.840      117
VISB 4  2.70%
 12/31/2007    N/A 12.404        0
 12/31/2008 12.404  4.744       22
VISB 5  2.55%
 12/31/2007    N/A 12.510        0
 12/31/2008 12.510  4.792       41
VISB 6  2.85%
 12/31/2007    N/A 12.299        0
 12/31/2008 12.299  4.697       18
VISB 7  2.50%
 12/31/2007    N/A 12.546        0
 12/31/2008 12.546  4.808      190
VISB 8  2.80%
 12/31/2007    N/A 12.334        0
 12/31/2008 12.334  4.713       23
VISB 9  2.65%
 12/31/2007    N/A 12.439        0
 12/31/2008 12.439  4.760      153
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.824        6
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.650        0
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.729        0
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.776        0
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.682        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.922        0
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.792        9
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.697        7
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.744        2
VISI 10 2.65%
 12/31/2007    N/A 12.439        0
 12/31/2008 12.439  4.760       20
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.038      167



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 2  1.70%
 12/31/2007    N/A 13.129       44
 12/31/2008 13.129  5.072       67
VISI 3  2.10%
 12/31/2007    N/A 12.834        0
 12/31/2008 12.834  4.938      175
VISI 4  2.40%
 12/31/2007    N/A 12.617        0
 12/31/2008 12.617  4.840       47
VISI 5  2.25%
 12/31/2007    N/A 12.725        0
 12/31/2008 12.725  4.889      145
VISI 6  2.55%
 12/31/2007    N/A 12.510        0
 12/31/2008 12.510  4.792        1
VISI 7  2.20%
 12/31/2007    N/A 12.761        0
 12/31/2008 12.761  4.906      369
VISI 8  2.50%
 12/31/2007    N/A 12.546        0
 12/31/2008 12.546  4.808       71
VISI 9  2.35%
 12/31/2007    N/A 12.653        0
 12/31/2008 12.653  4.857      288
VISL 1  1.65%
 12/31/2007    N/A 13.166      106
 12/31/2008 13.166  5.089      286
VISL 10 2.90%
 12/31/2007    N/A 12.264        0
 12/31/2008 12.264  4.682       20
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.955        7
VISL 2  1.95%
 12/31/2007    N/A 12.944       49
 12/31/2008 12.944  4.988       99
VISL 3  2.35%
 12/31/2007    N/A 12.653        0
 12/31/2008 12.653  4.857      156
VISL 4  2.65%
 12/31/2007    N/A 12.439        0
 12/31/2008 12.439  4.760       39
VISL 5  2.50%
 12/31/2007    N/A 12.546        0
 12/31/2008 12.546  4.808       64
VISL 6  2.80%
 12/31/2007    N/A 12.334        0
 12/31/2008 12.334  4.713       20
VISL 7  2.45%
 12/31/2007    N/A 12.581        0
 12/31/2008 12.581  4.824      108
VISL 8  2.75%
 12/31/2007    N/A 12.369        0
 12/31/2008 12.369  4.729       26
VISL 9  2.60%
 12/31/2007    N/A 12.475        0
 12/31/2008 12.475  4.776      165



BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Columbia Mid Cap Value Fund
VISB 1  1.70%
 12/31/2007    N/A 10.267       69
 12/31/2008 10.267  4.830       94
VISB 10 2.95%
 12/31/2007    N/A 10.054        0
 12/31/2008 10.054  4.671        6
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.778       27
VISB 3  2.40%
 12/31/2007    N/A 10.147        0
 12/31/2008 10.147  4.740       35
VISB 4  2.70%
 12/31/2007    N/A 10.096        0
 12/31/2008 10.096  4.702        8
VISB 5  2.55%
 12/31/2007    N/A 10.122        0
 12/31/2008 10.122  4.721       35
VISB 6  2.85%
 12/31/2007    N/A 10.071        0
 12/31/2008 10.071  4.683        1
VISB 7  2.50%
 12/31/2007    N/A 10.130        0
 12/31/2008 10.130  4.727       98
VISB 8  2.80%
 12/31/2007    N/A 10.079        0
 12/31/2008 10.079  4.689       12
VISB 9  2.65%
 12/31/2007    N/A 10.105        0
 12/31/2008 10.105  4.708       61
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.734       30
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.665        4
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.696        2
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.715       66
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.677        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.772        3
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.721        2
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.683        0
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.702       22



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 10 2.65%
 12/31/2007    N/A 10.105        0
 12/31/2008 10.105  4.708       11
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.817       68
VISI 2  1.70%
 12/31/2007    N/A 10.267       18
 12/31/2008 10.267  4.830       15
VISI 3  2.10%
 12/31/2007    N/A 10.198        0
 12/31/2008 10.198  4.778       98
VISI 4  2.40%
 12/31/2007    N/A 10.147        0
 12/31/2008 10.147  4.740       13
VISI 5  2.25%
 12/31/2007    N/A 10.173        0
 12/31/2008 10.173  4.759      163
VISI 6  2.55%
 12/31/2007    N/A 10.122        0
 12/31/2008 10.122  4.721        2
VISI 7  2.20%
 12/31/2007    N/A 10.181        0
 12/31/2008 10.181  4.766      109
VISI 8  2.50%
 12/31/2007    N/A 10.130        0
 12/31/2008 10.130  4.727       19
VISI 9  2.35%
 12/31/2007    N/A 10.156        0
 12/31/2008 10.156  4.746      170
VISL 1  1.65%
 12/31/2007    N/A 10.276       47
 12/31/2008 10.276  4.836       78
VISL 10 2.90%
 12/31/2007    N/A 10.063        0
 12/31/2008 10.063  4.677       17
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.785       34
VISL 2  1.95%
 12/31/2007    N/A 10.224       27
 12/31/2008 10.224  4.798       38
VISL 3  2.35%
 12/31/2007    N/A 10.156        0
 12/31/2008 10.156  4.746       58
VISL 4  2.65%
 12/31/2007    N/A 10.105        0
 12/31/2008 10.105  4.708       13
VISL 5  2.50%
 12/31/2007    N/A 10.130        0
 12/31/2008 10.130  4.727       60
VISL 6  2.80%
 12/31/2007    N/A 10.079        0
 12/31/2008 10.079  4.689        0
VISL 7  2.45%
 12/31/2007    N/A 10.139        0
 12/31/2008 10.139  4.734       44


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 8  2.75%
 12/31/2007    N/A 10.088        0
 12/31/2008 10.088  4.696       18
VISL 9  2.60%
 12/31/2007    N/A 10.113        0
 12/31/2008 10.113  4.715       49
AZL Columbia Small Cap Value Fund
VISB 1  1.70%
 12/31/2007    N/A 12.303       31
 12/31/2008 12.303  8.214       30
VISB 10 2.95%
 12/31/2007    N/A 11.751        0
 12/31/2008 11.751  7.748        3
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.062       14
VISB 3  2.40%
 12/31/2007    N/A 11.991        0
 12/31/2008 11.991  7.950        4
VISB 4  2.70%
 12/31/2007    N/A 11.860        0
 12/31/2008 11.860  7.839        1
VISB 5  2.55%
 12/31/2007    N/A 11.925        0
 12/31/2008 11.925  7.894       18
VISB 6  2.85%
 12/31/2007    N/A 11.794        0
 12/31/2008 11.794  7.784        1
VISB 7  2.50%
 12/31/2007    N/A 11.947        0
 12/31/2008 11.947  7.913       38
VISB 8  2.80%
 12/31/2007    N/A 11.816        0
 12/31/2008 11.816  7.802        5
VISB 9  2.65%
 12/31/2007    N/A 11.881        0
 12/31/2008 11.881  7.857       12
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.931        0
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.730        1
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.821        0
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.876        0
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.766        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.043        0
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.894        4


   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.784        0
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.839       12
VISI 10 2.65%
 12/31/2007    N/A 11.881        0
 12/31/2008 11.881  7.857        8
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.176       34
VISI 2  1.70%
 12/31/2007    N/A 12.303        5
 12/31/2008 12.303  8.214       15
VISI 3  2.10%
 12/31/2007    N/A 12.124        0
 12/31/2008 12.124  8.062       40
VISI 4  2.40%
 12/31/2007    N/A 11.991        0
 12/31/2008 11.991  7.950        3
VISI 5  2.25%
 12/31/2007    N/A 12.057        0
 12/31/2008 12.057  8.006       37
VISI 6  2.55%
 12/31/2007    N/A 11.925        0
 12/31/2008 11.925  7.894        2
VISI 7  2.20%
 12/31/2007    N/A 12.079        0
 12/31/2008 12.079  8.024       60
VISI 8  2.50%
 12/31/2007    N/A 11.947        0
 12/31/2008 11.947  7.913       19
VISI 9  2.35%
 12/31/2007    N/A 12.013        0
 12/31/2008 12.013  7.968       71
VISL 1  1.65%
 12/31/2007    N/A 12.326       17
 12/31/2008 12.326  8.233       20
VISL 10 2.90%
 12/31/2007    N/A 11.773        0
 12/31/2008 11.773  7.766        7
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.081       19
VISL 2  1.95%
 12/31/2007    N/A 12.191        1
 12/31/2008 12.191  8.119        9
VISL 3  2.35%
 12/31/2007    N/A 12.013        0
 12/31/2008 12.013  7.968       24
VISL 4  2.65%
 12/31/2007    N/A 11.881        0
 12/31/2008 11.881  7.857        4
VISL 5  2.50%
 12/31/2007    N/A 11.947        0
 12/31/2008 11.947  7.913       10


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 6  2.80%
 12/31/2007    N/A 11.816        0
 12/31/2008 11.816  7.802        1
VISL 7  2.45%
 12/31/2007    N/A 11.969        0
 12/31/2008 11.969  7.931       30
VISL 8  2.75%
 12/31/2007    N/A 11.838        0
 12/31/2008 11.838  7.821        3
VISL 9  2.60%
 12/31/2007    N/A 11.903        0
 12/31/2008 11.903  7.876       39
AZL Columbia Technology Fund
VISB 1  1.70%
 12/31/2007    N/A  9.830       85
 12/31/2008  9.830  4.771      118
VISB 10 2.95%
 12/31/2007    N/A  9.101        0
 12/31/2008  9.101  4.362       26
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.636       23
VISB 3  2.40%
 12/31/2007    N/A  9.415        0
 12/31/2008  9.415  4.537       42
VISB 4  2.70%
 12/31/2007    N/A  9.242        0
 12/31/2008  9.242  4.441       29
VISB 5  2.55%
 12/31/2007    N/A  9.328        0
 12/31/2008  9.328  4.489       50
VISB 6  2.85%
 12/31/2007    N/A  9.157        0
 12/31/2008  9.157  4.393        4
VISB 7  2.50%
 12/31/2007    N/A  9.357        0
 12/31/2008  9.357  4.505       84
VISB 8  2.80%
 12/31/2007    N/A  9.186        0
 12/31/2008  9.186  4.409       27
VISB 9  2.65%
 12/31/2007    N/A  9.271        0
 12/31/2008  9.271  4.457       82
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.521        1
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.347        0
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.425        0
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.473        0
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.378        0


   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.619        2
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.489        5
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.393        0
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.441        2
VISI 10 2.65%
 12/31/2007    N/A  9.271        0
 12/31/2008  9.271  4.457       24
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.737       65
VISI 2  1.70%
 12/31/2007    N/A  9.830       70
 12/31/2008  9.830  4.771       78
VISI 3  2.10%
 12/31/2007    N/A  9.591        0
 12/31/2008  9.591  4.636      160
VISI 4  2.40%
 12/31/2007    N/A  9.415        0
 12/31/2008  9.415  4.537       26
VISI 5  2.25%
 12/31/2007    N/A  9.502        0
 12/31/2008  9.502  4.586       51
VISI 6  2.55%
 12/31/2007    N/A  9.328        0
 12/31/2008  9.328  4.489        2
VISI 7  2.20%
 12/31/2007    N/A  9.532        0
 12/31/2008  9.532  4.603      111
VISI 8  2.50%
 12/31/2007    N/A  9.357        0
 12/31/2008  9.357  4.505       69
VISI 9  2.35%
 12/31/2007    N/A  9.444        0
 12/31/2008  9.444  4.554      116
VISL 1  1.65%
 12/31/2007    N/A  9.860       45
 12/31/2008  9.860  4.788       76
VISL 10 2.90%
 12/31/2007    N/A  9.129        0
 12/31/2008  9.129  4.378       20
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.653       17
VISL 2  1.95%
 12/31/2007    N/A  9.680       37
 12/31/2008  9.680  4.686       50
VISL 3  2.35%
 12/31/2007    N/A  9.444        0
 12/31/2008  9.444  4.554       42


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 4  2.65%
 12/31/2007    N/A  9.271        0
 12/31/2008  9.271  4.457        4
VISL 5  2.50%
 12/31/2007    N/A  9.357        0
 12/31/2008  9.357  4.505       10
VISL 6  2.80%
 12/31/2007    N/A  9.186        0
 12/31/2008  9.186  4.409        4
VISL 7  2.45%
 12/31/2007    N/A  9.386        0
 12/31/2008  9.386  4.521       52
VISL 8  2.75%
 12/31/2007    N/A  9.214        0
 12/31/2008  9.214  4.425       27
VISL 9  2.60%
 12/31/2007    N/A  9.300        0
 12/31/2008  9.300  4.473       28
AZL Davis NY Venture Fund
VISB 1  1.70%
 12/31/2007    N/A 13.306      158
 12/31/2008 13.306  7.783      274
VISB 10 2.95%
 12/31/2007    N/A 12.319        0
 12/31/2008 12.319  7.116       29
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.563       36
VISB 3  2.40%
 12/31/2007    N/A 12.744        0
 12/31/2008 12.744  7.402      123
VISB 4  2.70%
 12/31/2007    N/A 12.511        0
 12/31/2008 12.511  7.245       11
VISB 5  2.55%
 12/31/2007    N/A 12.627        0
 12/31/2008 12.627  7.323       59
VISB 6  2.85%
 12/31/2007    N/A 12.395        0
 12/31/2008 12.395  7.167       16
VISB 7  2.50%
 12/31/2007    N/A 12.666        0
 12/31/2008 12.666  7.349      160
VISB 8  2.80%
 12/31/2007    N/A 12.434        0
 12/31/2008 12.434  7.193       71
VISB 9  2.65%
 12/31/2007    N/A 12.549        0
 12/31/2008 12.549  7.271      159
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.376       15
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.091        0
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.219        0



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.297        6
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.142        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.536        7
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.323        7
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.167        6
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.245       11
VISI 10 2.65%
 12/31/2007    N/A 12.549        0
 12/31/2008 12.549  7.271       32
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.728      313
VISI 2  1.70%
 12/31/2007    N/A 13.306       31
 12/31/2008 13.306  7.783      145
VISI 3  2.10%
 12/31/2007    N/A 12.982        0
 12/31/2008 12.982  7.563      303
VISI 4  2.40%
 12/31/2007    N/A 12.744        0
 12/31/2008 12.744  7.402       67
VISI 5  2.25%
 12/31/2007    N/A 12.863        0
 12/31/2008 12.863  7.482      164
VISI 6  2.55%
 12/31/2007    N/A 12.627        0
 12/31/2008 12.627  7.323       35
VISI 7  2.20%
 12/31/2007    N/A 12.902        0
 12/31/2008 12.902  7.509      481
VISI 8  2.50%
 12/31/2007    N/A 12.666        0
 12/31/2008 12.666  7.349      128
VISI 9  2.35%
 12/31/2007    N/A 12.784        0
 12/31/2008 12.784  7.429      461
VISL 1  1.65%
 12/31/2007    N/A 13.347      133
 12/31/2008 13.347  7.811      212
VISL 10 2.90%
 12/31/2007    N/A 12.357        0
 12/31/2008 12.357  7.142       68
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.591       65


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 2  1.95%
 12/31/2007    N/A 13.103       39
 12/31/2008 13.103  7.645       71
VISL 3  2.35%
 12/31/2007    N/A 12.784        0
 12/31/2008 12.784  7.429      189
VISL 4  2.65%
 12/31/2007    N/A 12.549        0
 12/31/2008 12.549  7.271       29
VISL 5  2.50%
 12/31/2007    N/A 12.666        0
 12/31/2008 12.666  7.349       84
VISL 6  2.80%
 12/31/2007    N/A 12.434        0
 12/31/2008 12.434  7.193        7
VISL 7  2.45%
 12/31/2007    N/A 12.705        0
 12/31/2008 12.705  7.376      249
VISL 8  2.75%
 12/31/2007    N/A 12.472        0
 12/31/2008 12.472  7.219       66
VISL 9  2.60%
 12/31/2007    N/A 12.588        0
 12/31/2008 12.588  7.297      227
AZL Dreyfus Equity Growth Fund
VISB 1  1.70%
 12/31/2007    N/A 11.315      160
 12/31/2008 11.315  6.493      213
VISB 10 2.95%
 12/31/2007    N/A 10.476        0
 12/31/2008 10.476  5.936       19
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.309       11
VISB 3  2.40%
 12/31/2007    N/A 10.837        0
 12/31/2008 10.837  6.175       83
VISB 4  2.70%
 12/31/2007    N/A 10.638        0
 12/31/2008 10.638  6.044        3
VISB 5  2.55%
 12/31/2007    N/A 10.737        0
 12/31/2008 10.737  6.109       57
VISB 6  2.85%
 12/31/2007    N/A 10.540        0
 12/31/2008 10.540  5.979        3
VISB 7  2.50%
 12/31/2007    N/A 10.770        0
 12/31/2008 10.770  6.131       57
VISB 8  2.80%
 12/31/2007    N/A 10.573        0
 12/31/2008 10.573  6.000        5
VISB 9  2.65%
 12/31/2007    N/A 10.671        0
 12/31/2008 10.671  6.065       65
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.153       22



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.916        0
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.022        6
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.087       39
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.958        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.287        0
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.109        0
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.979        0
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.044       44
VISI 10 2.65%
 12/31/2007    N/A 10.671        0
 12/31/2008 10.671  6.065        9
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.447       62
VISI 2  1.70%
 12/31/2007    N/A 11.315       33
 12/31/2008 11.315  6.493       43
VISI 3  2.10%
 12/31/2007    N/A 11.039        0
 12/31/2008 11.039  6.309       90
VISI 4  2.40%
 12/31/2007    N/A 10.837        0
 12/31/2008 10.837  6.175       25
VISI 5  2.25%
 12/31/2007    N/A 10.938        0
 12/31/2008 10.938  6.242      121
VISI 6  2.55%
 12/31/2007    N/A 10.737        0
 12/31/2008 10.737  6.109        7
VISI 7  2.20%
 12/31/2007    N/A 10.971        0
 12/31/2008 10.971  6.264      141
VISI 8  2.50%
 12/31/2007    N/A 10.770        0
 12/31/2008 10.770  6.131       45
VISI 9  2.35%
 12/31/2007    N/A 10.870        0
 12/31/2008 10.870  6.197       96
VISL 1  1.65%
 12/31/2007    N/A 11.350       69
 12/31/2008 11.350  6.516       93


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 10 2.90%
 12/31/2007    N/A 10.508        0
 12/31/2008 10.508  5.958       49
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.332       29
VISL 2  1.95%
 12/31/2007    N/A 11.142       13
 12/31/2008 11.142  6.377       14
VISL 3  2.35%
 12/31/2007    N/A 10.870        0
 12/31/2008 10.870  6.197       52
VISL 4  2.65%
 12/31/2007    N/A 10.671        0
 12/31/2008 10.671  6.065       29
VISL 5  2.50%
 12/31/2007    N/A 10.770        0
 12/31/2008 10.770  6.131       82
VISL 6  2.80%
 12/31/2007    N/A 10.573        0
 12/31/2008 10.573  6.000        1
VISL 7  2.45%
 12/31/2007    N/A 10.804        0
 12/31/2008 10.804  6.153       44
VISL 8  2.75%
 12/31/2007    N/A 10.606        0
 12/31/2008 10.606  6.022       10
VISL 9  2.60%
 12/31/2007    N/A 10.704        0
 12/31/2008 10.704  6.087       14
AZL First Trust Target Double Play Fund
VISB 1  1.70%
 12/31/2007    N/A 10.577      282
 12/31/2008 10.577  4.819      378
VISB 10 2.95%
 12/31/2007    N/A 10.455        0
 12/31/2008 10.455  4.704       40
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.780       63
VISB 3  2.40%
 12/31/2007    N/A 10.502        0
 12/31/2008 10.502  4.751      168
VISB 4  2.70%
 12/31/2007    N/A 10.470        0
 12/31/2008 10.470  4.723       32
VISB 5  2.55%
 12/31/2007    N/A 10.486        0
 12/31/2008 10.486  4.737       60
VISB 6  2.85%
 12/31/2007    N/A 10.454        0
 12/31/2008 10.454  4.708        1
VISB 7  2.50%
 12/31/2007    N/A 10.500        0
 12/31/2008 10.500  4.745      170
VISB 8  2.80%
 12/31/2007    N/A 10.470        0
 12/31/2008 10.470  4.718       40



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

                                       19

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 9  2.65%
 12/31/2007    N/A 10.485        0
 12/31/2008 10.485  4.732      114
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.750       12
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.700        0
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.722        0
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.736        0
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.709        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.778        7
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.737       14
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.708        5
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.723       20
VISI 10 2.65%
 12/31/2007    N/A 10.485        0
 12/31/2008 10.485  4.732      122
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.810      526
VISI 2  1.70%
 12/31/2007    N/A 10.577      170
 12/31/2008 10.577  4.819      191
VISI 3  2.10%
 12/31/2007    N/A 10.534        0
 12/31/2008 10.534  4.780      379
VISI 4  2.40%
 12/31/2007    N/A 10.502        0
 12/31/2008 10.502  4.751       82
VISI 5  2.25%
 12/31/2007    N/A 10.518        0
 12/31/2008 10.518  4.766      237
VISI 6  2.55%
 12/31/2007    N/A 10.486        0
 12/31/2008 10.486  4.737        8
VISI 7  2.20%
 12/31/2007    N/A 10.529        0
 12/31/2008 10.529  4.773      459
VISI 8  2.50%
 12/31/2007    N/A 10.500        0
 12/31/2008 10.500  4.745      108


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 9  2.35%
 12/31/2007    N/A 10.514        0
 12/31/2008 10.514  4.759      457
VISL 1  1.65%
 12/31/2007    N/A 10.582       94
 12/31/2008 10.582  4.824      191
VISL 10 2.90%
 12/31/2007    N/A 10.460        0
 12/31/2008 10.460  4.709       63
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.787       99
VISL 2  1.95%
 12/31/2007    N/A 10.550       95
 12/31/2008 10.550  4.795      155
VISL 3  2.35%
 12/31/2007    N/A 10.507        0
 12/31/2008 10.507  4.756      110
VISL 4  2.65%
 12/31/2007    N/A 10.476        0
 12/31/2008 10.476  4.727       57
VISL 5  2.50%
 12/31/2007    N/A 10.491        0
 12/31/2008 10.491  4.742      119
VISL 6  2.80%
 12/31/2007    N/A 10.460        0
 12/31/2008 10.460  4.713        4
VISL 7  2.45%
 12/31/2007    N/A 10.505        0
 12/31/2008 10.505  4.750      176
VISL 8  2.75%
 12/31/2007    N/A 10.475        0
 12/31/2008 10.475  4.722       30
VISL 9  2.60%
 12/31/2007    N/A 10.490        0
 12/31/2008 10.490  4.736      157
AZL Franklin Small Cap Value Fund
VISB 1  1.70%
 12/31/2007    N/A 17.242      175
 12/31/2008 17.242 11.233      195
VISB 10 2.95%
 12/31/2007    N/A 16.263        0
 12/31/2008 16.263 10.463       19
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.981        9
VISB 3  2.40%
 12/31/2007    N/A 16.687        0
 12/31/2008 16.687 10.795       74
VISB 4  2.70%
 12/31/2007    N/A 16.454        0
 12/31/2008 16.454 10.613       20
VISB 5  2.55%
 12/31/2007    N/A 16.570        0
 12/31/2008 16.570 10.704       37
VISB 6  2.85%
 12/31/2007    N/A 16.339        0
 12/31/2008 16.339 10.523        5


   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 7  2.50%
 12/31/2007    N/A 16.609        0
 12/31/2008 16.609 10.734       83
VISB 8  2.80%
 12/31/2007    N/A 16.378        0
 12/31/2008 16.378 10.553       20
VISB 9  2.65%
 12/31/2007    N/A 16.493        0
 12/31/2008 16.493 10.643      126
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.765        2
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.434        2
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.583        1
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.673        2
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.493        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.950        4
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.704        9
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.523        3
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.613        6
VISI 10 2.65%
 12/31/2007    N/A 16.493        0
 12/31/2008 16.493 10.643       33
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 11.169       94
VISI 2  1.70%
 12/31/2007    N/A 17.242       38
 12/31/2008 17.242 11.233       48
VISI 3  2.10%
 12/31/2007    N/A 16.923        0
 12/31/2008 16.923 10.981      104
VISI 4  2.40%
 12/31/2007    N/A 16.687        0
 12/31/2008 16.687 10.795       16
VISI 5  2.25%
 12/31/2007    N/A 16.804        0
 12/31/2008 16.804 10.888       56
VISI 6  2.55%
 12/31/2007    N/A 16.570        0
 12/31/2008 16.570 10.704        2


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 7  2.20%
 12/31/2007    N/A 16.844        0
 12/31/2008 16.844 10.919      172
VISI 8  2.50%
 12/31/2007    N/A 16.609        0
 12/31/2008 16.609 10.734       49
VISI 9  2.35%
 12/31/2007    N/A 16.726        0
 12/31/2008 16.726 10.826      180
VISL 1  1.65%
 12/31/2007    N/A 17.282       69
 12/31/2008 17.282 11.265      106
VISL 10 2.90%
 12/31/2007    N/A 16.301        0
 12/31/2008 16.301 10.493       15
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 11.012       28
VISL 2  1.95%
 12/31/2007    N/A 17.042       19
 12/31/2008 17.042 11.075       27
VISL 3  2.35%
 12/31/2007    N/A 16.726        0
 12/31/2008 16.726 10.826       51
VISL 4  2.65%
 12/31/2007    N/A 16.493        0
 12/31/2008 16.493 10.643       11
VISL 5  2.50%
 12/31/2007    N/A 16.609        0
 12/31/2008 16.609 10.734       27
VISL 6  2.80%
 12/31/2007    N/A 16.378        0
 12/31/2008 16.378 10.553        1
VISL 7  2.45%
 12/31/2007    N/A 16.648        0
 12/31/2008 16.648 10.765       68
VISL 8  2.75%
 12/31/2007    N/A 16.416        0
 12/31/2008 16.416 10.583       12
VISL 9  2.60%
 12/31/2007    N/A 16.532        0
 12/31/2008 16.532 10.673       71
AZL Fusion Balanced Fund
VISB 1  1.70%
 12/31/2007    N/A 12.025      322
 12/31/2008 12.025  8.577      517
VISB 10 2.95%
 12/31/2007    N/A 11.629        0
 12/31/2008 11.629  8.192       39
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.452      264
VISB 3  2.40%
 12/31/2007    N/A 11.802        0
 12/31/2008 11.802  8.359      391
VISB 4  2.70%
 12/31/2007    N/A 11.707        0
 12/31/2008 11.707  8.267       76



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 5  2.55%
 12/31/2007    N/A 11.754        0
 12/31/2008 11.754  8.313       79
VISB 6  2.85%
 12/31/2007    N/A 11.660        0
 12/31/2008 11.660  8.222       14
VISB 7  2.50%
 12/31/2007    N/A 11.770        0
 12/31/2008 11.770  8.328      473
VISB 8  2.80%
 12/31/2007    N/A 11.676        0
 12/31/2008 11.676  8.237       48
VISB 9  2.65%
 12/31/2007    N/A 11.723        0
 12/31/2008 11.723  8.283      433
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.344       18
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.177       10
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.252        3
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.298        3
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.207        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.437       81
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.313       26
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.222        7
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.267       33
VISI 10 2.65%
 12/31/2007    N/A 11.723        0
 12/31/2008 11.723  8.283       72
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.546     1350
VISI 2  1.70%
 12/31/2007    N/A 12.025       78
 12/31/2008 12.025  8.577      203
VISI 3  2.10%
 12/31/2007    N/A 11.897        0
 12/31/2008 11.897  8.452      809
VISI 4  2.40%
 12/31/2007    N/A 11.802        0
 12/31/2008 11.802  8.359      146


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 5  2.25%
 12/31/2007    N/A 11.849        0
 12/31/2008 11.849  8.405      443
VISI 6  2.55%
 12/31/2007    N/A 11.754        0
 12/31/2008 11.754  8.313        2
VISI 7  2.20%
 12/31/2007    N/A 11.865        0
 12/31/2008 11.865  8.421      706
VISI 8  2.50%
 12/31/2007    N/A 11.770        0
 12/31/2008 11.770  8.328      341
VISI 9  2.35%
 12/31/2007    N/A 11.817        0
 12/31/2008 11.817  8.374      740
VISL 1  1.65%
 12/31/2007    N/A 12.041       87
 12/31/2008 12.041  8.593      127
VISL 10 2.90%
 12/31/2007    N/A 11.645        0
 12/31/2008 11.645  8.207       28
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.468      598
VISL 2  1.95%
 12/31/2007    N/A 11.944       41
 12/31/2008 11.944  8.499      108
VISL 3  2.35%
 12/31/2007    N/A 11.817        0
 12/31/2008 11.817  8.374      313
VISL 4  2.65%
 12/31/2007    N/A 11.723        0
 12/31/2008 11.723  8.283      109
VISL 5  2.50%
 12/31/2007    N/A 11.770        0
 12/31/2008 11.770  8.328      294
VISL 6  2.80%
 12/31/2007    N/A 11.676        0
 12/31/2008 11.676  8.237       41
VISL 7  2.45%
 12/31/2007    N/A 11.786        0
 12/31/2008 11.786  8.344      526
VISL 8  2.75%
 12/31/2007    N/A 11.692        0
 12/31/2008 11.692  8.252       61
VISL 9  2.60%
 12/31/2007    N/A 11.739        0
 12/31/2008 11.739  8.298      420
AZL Fusion Growth Fund
VISB 1  1.70%
 12/31/2007    N/A 12.711     1918
 12/31/2008 12.711  7.630     2599
VISB 10 2.95%
 12/31/2007    N/A 12.293        0
 12/31/2008 12.293  7.287      117
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.519      172




   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 3  2.40%
 12/31/2007    N/A 12.475        0
 12/31/2008 12.475  7.436      711
VISB 4  2.70%
 12/31/2007    N/A 12.375        0
 12/31/2008 12.375  7.355      150
VISB 5  2.55%
 12/31/2007    N/A 12.425        0
 12/31/2008 12.425  7.395      252
VISB 6  2.85%
 12/31/2007    N/A 12.326        0
 12/31/2008 12.326  7.314       24
VISB 7  2.50%
 12/31/2007    N/A 12.442        0
 12/31/2008 12.442  7.409     1135
VISB 8  2.80%
 12/31/2007    N/A 12.342        0
 12/31/2008 12.342  7.328      232
VISB 9  2.65%
 12/31/2007    N/A 12.392        0
 12/31/2008 12.392  7.368      926
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.423        8
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.275        5
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.341        0
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.382       19
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.301        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.505        4
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.395       13
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.314        1
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.355       23
VISI 10 2.65%
 12/31/2007    N/A 12.392        0
 12/31/2008 12.392  7.368      216
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.602      445
VISI 2  1.70%
 12/31/2007    N/A 12.711      477
 12/31/2008 12.711  7.630      556


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 3  2.10%
 12/31/2007    N/A 12.575        0
 12/31/2008 12.575  7.519     1022
VISI 4  2.40%
 12/31/2007    N/A 12.475        0
 12/31/2008 12.475  7.436      121
VISI 5  2.25%
 12/31/2007    N/A 12.525        0
 12/31/2008 12.525  7.477      525
VISI 6  2.55%
 12/31/2007    N/A 12.425        0
 12/31/2008 12.425  7.395      135
VISI 7  2.20%
 12/31/2007    N/A 12.542        0
 12/31/2008 12.542  7.491     1884
VISI 8  2.50%
 12/31/2007    N/A 12.442        0
 12/31/2008 12.442  7.409      263
VISI 9  2.35%
 12/31/2007    N/A 12.492        0
 12/31/2008 12.492  7.450     2244
VISL 1  1.65%
 12/31/2007    N/A 12.728      982
 12/31/2008 12.728  7.644     1126
VISL 10 2.90%
 12/31/2007    N/A 12.309        0
 12/31/2008 12.309  7.301       92
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.533      100
VISL 2  1.95%
 12/31/2007    N/A 12.626      179
 12/31/2008 12.626  7.560      499
VISL 3  2.35%
 12/31/2007    N/A 12.492        0
 12/31/2008 12.492  7.450      593
VISL 4  2.65%
 12/31/2007    N/A 12.392        0
 12/31/2008 12.392  7.368       55
VISL 5  2.50%
 12/31/2007    N/A 12.442        0
 12/31/2008 12.442  7.409      192
VISL 6  2.80%
 12/31/2007    N/A 12.342        0
 12/31/2008 12.342  7.328       44
VISL 7  2.45%
 12/31/2007    N/A 12.458        0
 12/31/2008 12.458  7.423      750
VISL 8  2.75%
 12/31/2007    N/A 12.359        0
 12/31/2008 12.359  7.341      138
VISL 9  2.60%
 12/31/2007    N/A 12.408        0
 12/31/2008 12.408  7.382      617
AZL Fusion Moderate Fund
VISB 1  1.70%
 12/31/2007    N/A 12.297      437
 12/31/2008 12.297  8.129      612



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 10 2.95%
 12/31/2007    N/A 11.893        0
 12/31/2008 11.893  7.764       78
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.011       40
VISB 3  2.40%
 12/31/2007    N/A 12.069        0
 12/31/2008 12.069  7.923      397
VISB 4  2.70%
 12/31/2007    N/A 11.972        0
 12/31/2008 11.972  7.836       91
VISB 5  2.55%
 12/31/2007    N/A 12.020        0
 12/31/2008 12.020  7.879      137
VISB 6  2.85%
 12/31/2007    N/A 11.924        0
 12/31/2008 11.924  7.793       19
VISB 7  2.50%
 12/31/2007    N/A 12.037        0
 12/31/2008 12.037  7.894      550
VISB 8  2.80%
 12/31/2007    N/A 11.940        0
 12/31/2008 11.940  7.807      157
VISB 9  2.65%
 12/31/2007    N/A 11.988        0
 12/31/2008 11.988  7.850      390
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.908        4
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.750        2
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.821        5
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.865        0
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.778        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.996       38
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.879       27
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.793       12
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.836       35
VISI 10 2.65%
 12/31/2007    N/A 11.988        0
 12/31/2008 11.988  7.850      151


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.100      191
VISI 2  1.70%
 12/31/2007    N/A 12.297      191
 12/31/2008 12.297  8.129      220
VISI 3  2.10%
 12/31/2007    N/A 12.166        0
 12/31/2008 12.166  8.011      818
VISI 4  2.40%
 12/31/2007    N/A 12.069        0
 12/31/2008 12.069  7.923      100
VISI 5  2.25%
 12/31/2007    N/A 12.117        0
 12/31/2008 12.117  7.966      392
VISI 6  2.55%
 12/31/2007    N/A 12.020        0
 12/31/2008 12.020  7.879       21
VISI 7  2.20%
 12/31/2007    N/A 12.133        0
 12/31/2008 12.133  7.981     1201
VISI 8  2.50%
 12/31/2007    N/A 12.037        0
 12/31/2008 12.037  7.894      226
VISI 9  2.35%
 12/31/2007    N/A 12.085        0
 12/31/2008 12.085  7.937     1033
VISL 1  1.65%
 12/31/2007    N/A 12.313      463
 12/31/2008 12.313  8.144      680
VISL 10 2.90%
 12/31/2007    N/A 11.908        0
 12/31/2008 11.908  7.778       63
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.026       23
VISL 2  1.95%
 12/31/2007    N/A 12.215       61
 12/31/2008 12.215  8.055       96
VISL 3  2.35%
 12/31/2007    N/A 12.085        0
 12/31/2008 12.085  7.937      307
VISL 4  2.65%
 12/31/2007    N/A 11.988        0
 12/31/2008 11.988  7.850       13
VISL 5  2.50%
 12/31/2007    N/A 12.037        0
 12/31/2008 12.037  7.894      149
VISL 6  2.80%
 12/31/2007    N/A 11.940        0
 12/31/2008 11.940  7.807        6
VISL 7  2.45%
 12/31/2007    N/A 12.053        0
 12/31/2008 12.053  7.908      608
VISL 8  2.75%
 12/31/2007    N/A 11.956        0
 12/31/2008 11.956  7.821      205


   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 9  2.60%
 12/31/2007    N/A 12.004        0
 12/31/2008 12.004  7.865      473
AZL Jennison 20/20 Focus Fund
VISB 1  1.70%
 12/31/2007    N/A 14.752      111
 12/31/2008 14.752  8.686      198
VISB 10 2.95%
 12/31/2007    N/A 14.267        0
 12/31/2008 14.267  8.296       36
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.559       12
VISB 3  2.40%
 12/31/2007    N/A 14.479        0
 12/31/2008 14.479  8.465       84
VISB 4  2.70%
 12/31/2007    N/A 14.363        0
 12/31/2008 14.363  8.372       18
VISB 5  2.55%
 12/31/2007    N/A 14.421        0
 12/31/2008 14.421  8.419       66
VISB 6  2.85%
 12/31/2007    N/A 14.305        0
 12/31/2008 14.305  8.326        6
VISB 7  2.50%
 12/31/2007    N/A 14.440        0
 12/31/2008 14.440  8.434      146
VISB 8  2.80%
 12/31/2007    N/A 14.325        0
 12/31/2008 14.325  8.342       79
VISB 9  2.65%
 12/31/2007    N/A 14.382        0
 12/31/2008 14.382  8.388       96
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.450        7
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.281        1
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.357        0
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.403        1
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.311        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.544        3
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.419        3
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.326        3


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.372       14
VISI 10 2.65%
 12/31/2007    N/A 14.382        0
 12/31/2008 14.382  8.388       25
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.654      210
VISI 2  1.70%
 12/31/2007    N/A 14.752       42
 12/31/2008 14.752  8.686       91
VISI 3  2.10%
 12/31/2007    N/A 14.595        0
 12/31/2008 14.595  8.559      298
VISI 4  2.40%
 12/31/2007    N/A 14.479        0
 12/31/2008 14.479  8.465       36
VISI 5  2.25%
 12/31/2007    N/A 14.537        0
 12/31/2008 14.537  8.512      175
VISI 6  2.55%
 12/31/2007    N/A 14.421        0
 12/31/2008 14.421  8.419       19
VISI 7  2.20%
 12/31/2007    N/A 14.556        0
 12/31/2008 14.556  8.528      357
VISI 8  2.50%
 12/31/2007    N/A 14.440        0
 12/31/2008 14.440  8.434       92
VISI 9  2.35%
 12/31/2007    N/A 14.498        0
 12/31/2008 14.498  8.481      436
VISL 1  1.65%
 12/31/2007    N/A 14.772       64
 12/31/2008 14.772  8.702      104
VISL 10 2.90%
 12/31/2007    N/A 14.286        0
 12/31/2008 14.286  8.311       37
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.575       86
VISL 2  1.95%
 12/31/2007    N/A 14.654       20
 12/31/2008 14.654  8.607       34
VISL 3  2.35%
 12/31/2007    N/A 14.498        0
 12/31/2008 14.498  8.481       92
VISL 4  2.65%
 12/31/2007    N/A 14.382        0
 12/31/2008 14.382  8.388        8
VISL 5  2.50%
 12/31/2007    N/A 14.440        0
 12/31/2008 14.440  8.434       59
VISL 6  2.80%
 12/31/2007    N/A 14.325        0
 12/31/2008 14.325  8.342        9



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 7  2.45%
 12/31/2007    N/A 14.459        0
 12/31/2008 14.459  8.450      147
VISL 8  2.75%
 12/31/2007    N/A 14.344        0
 12/31/2008 14.344  8.357       44
VISL 9  2.60%
 12/31/2007    N/A 14.401        0
 12/31/2008 14.401  8.403      157
AZL JPMorgan Large Cap Equity Fund
VISB 1  1.70%
 12/31/2007    N/A 11.448       85
 12/31/2008 11.448  5.077      122
VISB 10 2.95%
 12/31/2007    N/A 10.599        0
 12/31/2008 10.599  4.642       12
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.933        2
VISB 3  2.40%
 12/31/2007    N/A 10.965        0
 12/31/2008 10.965  4.828       40
VISB 4  2.70%
 12/31/2007    N/A 10.764        0
 12/31/2008 10.764  4.726        8
VISB 5  2.55%
 12/31/2007    N/A 10.864        0
 12/31/2008 10.864  4.777       10
VISB 6  2.85%
 12/31/2007    N/A 10.665        0
 12/31/2008 10.665  4.675        0
VISB 7  2.50%
 12/31/2007    N/A 10.897        0
 12/31/2008 10.897  4.794       51
VISB 8  2.80%
 12/31/2007    N/A 10.697        0
 12/31/2008 10.697  4.692        8
VISB 9  2.65%
 12/31/2007    N/A 10.797        0
 12/31/2008 10.797  4.743       34
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.811        4
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.625        0
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.709        0
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.760        0
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.658        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.916        0


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.777        9
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.675        0
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.726        3
VISI 10 2.65%
 12/31/2007    N/A 10.797        0
 12/31/2008 10.797  4.743        8
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.041      101
VISI 2  1.70%
 12/31/2007    N/A 11.448       28
 12/31/2008 11.448  5.077       40
VISI 3  2.10%
 12/31/2007    N/A 11.169        0
 12/31/2008 11.169  4.933       68
VISI 4  2.40%
 12/31/2007    N/A 10.965        0
 12/31/2008 10.965  4.828        6
VISI 5  2.25%
 12/31/2007    N/A 11.066        0
 12/31/2008 11.066  4.880       41
VISI 6  2.55%
 12/31/2007    N/A 10.864        0
 12/31/2008 10.864  4.777        4
VISI 7  2.20%
 12/31/2007    N/A 11.101        0
 12/31/2008 11.101  4.898       93
VISI 8  2.50%
 12/31/2007    N/A 10.897        0
 12/31/2008 10.897  4.794       22
VISI 9  2.35%
 12/31/2007    N/A 10.998        0
 12/31/2008 10.998  4.846      120
VISL 1  1.65%
 12/31/2007    N/A 11.483       25
 12/31/2008 11.483  5.095       40
VISL 10 2.90%
 12/31/2007    N/A 10.632        0
 12/31/2008 10.632  4.658        2
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.951       15
VISL 2  1.95%
 12/31/2007    N/A 11.273        8
 12/31/2008 11.273  4.987       12
VISL 3  2.35%
 12/31/2007    N/A 10.998        0
 12/31/2008 10.998  4.846       54
VISL 4  2.65%
 12/31/2007    N/A 10.797        0
 12/31/2008 10.797  4.743       19


   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 5  2.50%
 12/31/2007    N/A 10.897        0
 12/31/2008 10.897  4.794       37
VISL 6  2.80%
 12/31/2007    N/A 10.697        0
 12/31/2008 10.697  4.692        3
VISL 7  2.45%
 12/31/2007    N/A 10.931        0
 12/31/2008 10.931  4.811       32
VISL 8  2.75%
 12/31/2007    N/A 10.730        0
 12/31/2008 10.730  4.709        7
VISL 9  2.60%
 12/31/2007    N/A 10.830        0
 12/31/2008 10.830  4.760       26
AZL JPMorgan U.S. Equity Fund
VISB 1  1.70%
 12/31/2007    N/A 12.798       99
 12/31/2008 12.798  7.715       96
VISB 10 2.95%
 12/31/2007    N/A 12.224        0
 12/31/2008 12.224  7.277       17
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.572        6
VISB 3  2.40%
 12/31/2007    N/A 12.473        0
 12/31/2008 12.473  7.467       28
VISB 4  2.70%
 12/31/2007    N/A 12.336        0
 12/31/2008 12.336  7.363        3
VISB 5  2.55%
 12/31/2007    N/A 12.404        0
 12/31/2008 12.404  7.414       38
VISB 6  2.85%
 12/31/2007    N/A 12.268        0
 12/31/2008 12.268  7.311        1
VISB 7  2.50%
 12/31/2007    N/A 12.427        0
 12/31/2008 12.427  7.432       57
VISB 8  2.80%
 12/31/2007    N/A 12.291        0
 12/31/2008 12.291  7.328       33
VISB 9  2.65%
 12/31/2007    N/A 12.359        0
 12/31/2008 12.359  7.380       25
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.449        0
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.261        0
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.345        0
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.397        1


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.294        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.555        0
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.414        1
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.311        2
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.363        1
VISI 10 2.65%
 12/31/2007    N/A 12.359        0
 12/31/2008 12.359  7.380       15
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.679       30
VISI 2  1.70%
 12/31/2007    N/A 12.798       14
 12/31/2008 12.798  7.715       13
VISI 3  2.10%
 12/31/2007    N/A 12.611        0
 12/31/2008 12.611  7.572      104
VISI 4  2.40%
 12/31/2007    N/A 12.473        0
 12/31/2008 12.473  7.467       20
VISI 5  2.25%
 12/31/2007    N/A 12.542        0
 12/31/2008 12.542  7.519       24
VISI 6  2.55%
 12/31/2007    N/A 12.404        0
 12/31/2008 12.404  7.414        1
VISI 7  2.20%
 12/31/2007    N/A 12.565        0
 12/31/2008 12.565  7.537       95
VISI 8  2.50%
 12/31/2007    N/A 12.427        0
 12/31/2008 12.427  7.432       29
VISI 9  2.35%
 12/31/2007    N/A 12.496        0
 12/31/2008 12.496  7.484       48
VISL 1  1.65%
 12/31/2007    N/A 12.821       43
 12/31/2008 12.821  7.733       63
VISL 10 2.90%
 12/31/2007    N/A 12.246        0
 12/31/2008 12.246  7.294        4
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.590        7
VISL 2  1.95%
 12/31/2007    N/A 12.681       11
 12/31/2008 12.681  7.625       22



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 3  2.35%
 12/31/2007    N/A 12.496        0
 12/31/2008 12.496  7.484       31
VISL 4  2.65%
 12/31/2007    N/A 12.359        0
 12/31/2008 12.359  7.380        0
VISL 5  2.50%
 12/31/2007    N/A 12.427        0
 12/31/2008 12.427  7.432        9
VISL 6  2.80%
 12/31/2007    N/A 12.291        0
 12/31/2008 12.291  7.328        0
VISL 7  2.45%
 12/31/2007    N/A 12.450        0
 12/31/2008 12.450  7.449       33
VISL 8  2.75%
 12/31/2007    N/A 12.314        0
 12/31/2008 12.314  7.345       10
VISL 9  2.60%
 12/31/2007    N/A 12.382        0
 12/31/2008 12.382  7.397       58
AZL Money Market Fund
VISB 1  1.70%
 12/31/2007    N/A 10.864      616
 12/31/2008 10.864 10.941      789
VISB 10 2.95%
 12/31/2007    N/A  9.840        0
 12/31/2008  9.840  9.786      642
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.557      212
VISB 3  2.40%
 12/31/2007    N/A 10.278        0
 12/31/2008 10.278 10.279      623
VISB 4  2.70%
 12/31/2007    N/A 10.036        0
 12/31/2008 10.036 10.007      472
VISB 5  2.55%
 12/31/2007    N/A 10.156        0
 12/31/2008 10.156 10.142      416
VISB 6  2.85%
 12/31/2007    N/A  9.918        0
 12/31/2008  9.918  9.874       60
VISB 7  2.50%
 12/31/2007    N/A 10.197        0
 12/31/2008 10.197 10.187      938
VISB 8  2.80%
 12/31/2007    N/A  9.957        0
 12/31/2008  9.957  9.918      700
VISB 9  2.65%
 12/31/2007    N/A 10.076        0
 12/31/2008 10.076 10.052      824
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.233       54
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.743       72


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.962        0
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.097       74
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.830        9
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.510      153
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.142      173
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.874       99
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.007      158
VISI 10 2.65%
 12/31/2007    N/A 10.076        0
 12/31/2008 10.076 10.052      454
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.844     1586
VISI 2  1.70%
 12/31/2007    N/A 10.864      117
 12/31/2008 10.864 10.941      518
VISI 3  2.10%
 12/31/2007    N/A 10.525        0
 12/31/2008 10.525 10.557      881
VISI 4  2.40%
 12/31/2007    N/A 10.278        0
 12/31/2008 10.278 10.279      167
VISI 5  2.25%
 12/31/2007    N/A 10.401        0
 12/31/2008 10.401 10.417      921
VISI 6  2.55%
 12/31/2007    N/A 10.156        0
 12/31/2008 10.156 10.142       75
VISI 7  2.20%
 12/31/2007    N/A 10.442        0
 12/31/2008 10.442 10.464     2075
VISI 8  2.50%
 12/31/2007    N/A 10.197        0
 12/31/2008 10.197 10.187      515
VISI 9  2.35%
 12/31/2007    N/A 10.318        0
 12/31/2008 10.318 10.325     2068
VISL 1  1.65%
 12/31/2007    N/A 10.907      877
 12/31/2008 10.907 10.990      650
VISL 10 2.90%
 12/31/2007    N/A  9.879        0
 12/31/2008  9.879  9.830      487



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.605      945
VISL 2  1.95%
 12/31/2007    N/A 10.651       84
 12/31/2008 10.651 10.700      175
VISL 3  2.35%
 12/31/2007    N/A 10.318        0
 12/31/2008 10.318 10.325      931
VISL 4  2.65%
 12/31/2007    N/A 10.076        0
 12/31/2008 10.076 10.052      229
VISL 5  2.50%
 12/31/2007    N/A 10.197        0
 12/31/2008 10.197 10.187      296
VISL 6  2.80%
 12/31/2007    N/A  9.957        0
 12/31/2008  9.957  9.918       83
VISL 7  2.45%
 12/31/2007    N/A 10.237        0
 12/31/2008 10.237 10.233     1101
VISL 8  2.75%
 12/31/2007    N/A  9.997        0
 12/31/2008  9.997  9.962      502
VISL 9  2.60%
 12/31/2007    N/A 10.116        0
 12/31/2008 10.116 10.097     1541
AZL NACM International Fund
VISB 1  1.70%
 12/31/2007    N/A  9.452       49
 12/31/2008  9.452  5.119       53
VISB 10 2.95%
 12/31/2007    N/A  9.373        0
 12/31/2008  9.373  5.013        0
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.085        2
VISB 3  2.40%
 12/31/2007    N/A  9.408        0
 12/31/2008  9.408  5.059        7
VISB 4  2.70%
 12/31/2007    N/A  9.389        0
 12/31/2008  9.389  5.034        8
VISB 5  2.55%
 12/31/2007    N/A  9.398        0
 12/31/2008  9.398  5.047       11
VISB 6  2.85%
 12/31/2007    N/A  9.379        0
 12/31/2008  9.379  5.021        0
VISB 7  2.50%
 12/31/2007    N/A  9.401        0
 12/31/2008  9.401  5.051       36
VISB 8  2.80%
 12/31/2007    N/A  9.383        0
 12/31/2008  9.383  5.026        5
VISB 9  2.65%
 12/31/2007    N/A  9.392        0
 12/31/2008  9.392  5.038       26


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.055        5
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.009        0
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.030        3
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.042        7
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.017        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.081        0
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.047        1
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.021        0
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.034        4
VISI 10 2.65%
 12/31/2007    N/A  9.392        0
 12/31/2008  9.392  5.038        1
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.110       30
VISI 2  1.70%
 12/31/2007    N/A  9.452       11
 12/31/2008  9.452  5.119       20
VISI 3  2.10%
 12/31/2007    N/A  9.427        0
 12/31/2008  9.427  5.085       70
VISI 4  2.40%
 12/31/2007    N/A  9.408        0
 12/31/2008  9.408  5.059        1
VISI 5  2.25%
 12/31/2007    N/A  9.417        0
 12/31/2008  9.417  5.072       46
VISI 6  2.55%
 12/31/2007    N/A  9.398        0
 12/31/2008  9.398  5.047        4
VISI 7  2.20%
 12/31/2007    N/A  9.420        0
 12/31/2008  9.420  5.076       73
VISI 8  2.50%
 12/31/2007    N/A  9.401        0
 12/31/2008  9.401  5.051        6
VISI 9  2.35%
 12/31/2007    N/A  9.411        0
 12/31/2008  9.411  5.064       41



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

                                       29

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 1  1.65%
 12/31/2007    N/A  9.455       50
 12/31/2008  9.455  5.123       49
VISL 10 2.90%
 12/31/2007    N/A  9.376        0
 12/31/2008  9.376  5.017        3
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.089        2
VISL 2  1.95%
 12/31/2007    N/A  9.436        2
 12/31/2008  9.436  5.098        2
VISL 3  2.35%
 12/31/2007    N/A  9.411        0
 12/31/2008  9.411  5.064       34
VISL 4  2.65%
 12/31/2007    N/A  9.392        0
 12/31/2008  9.392  5.038        4
VISL 5  2.50%
 12/31/2007    N/A  9.401        0
 12/31/2008  9.401  5.051        6
VISL 6  2.80%
 12/31/2007    N/A  9.383        0
 12/31/2008  9.383  5.026        0
VISL 7  2.45%
 12/31/2007    N/A  9.405        0
 12/31/2008  9.405  5.055       21
VISL 8  2.75%
 12/31/2007    N/A  9.386        0
 12/31/2008  9.386  5.030       20
VISL 9  2.60%
 12/31/2007    N/A  9.395        0
 12/31/2008  9.395  5.042       23
AZL OCC Opportunity Fund
VISB 1  1.70%
 12/31/2007    N/A 16.390       98
 12/31/2008 16.390  8.515      143
VISB 10 2.95%
 12/31/2007    N/A 15.268        0
 12/31/2008 15.268  7.833        9
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.291       14
VISB 3  2.40%
 12/31/2007    N/A 15.752        0
 12/31/2008 15.752  8.126       33
VISB 4  2.70%
 12/31/2007    N/A 15.486        0
 12/31/2008 15.486  7.965        2
VISB 5  2.55%
 12/31/2007    N/A 15.618        0
 12/31/2008 15.618  8.045        7
VISB 6  2.85%
 12/31/2007    N/A 15.355        0
 12/31/2008 15.355  7.886        4
VISB 7  2.50%
 12/31/2007    N/A 15.663        0
 12/31/2008 15.663  8.072       42


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 8  2.80%
 12/31/2007    N/A 15.398        0
 12/31/2008 15.398  7.912        8
VISB 9  2.65%
 12/31/2007    N/A 15.530        0
 12/31/2008 15.530  7.992       58
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.099        1
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.807        0
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.939        0
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.019        0
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.860        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.263        0
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.045        0
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.886        1
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.965        4
VISI 10 2.65%
 12/31/2007    N/A 15.530        0
 12/31/2008 15.530  7.992       13
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.459       17
VISI 2  1.70%
 12/31/2007    N/A 16.390       19
 12/31/2008 16.390  8.515       22
VISI 3  2.10%
 12/31/2007    N/A 16.022        0
 12/31/2008 16.022  8.291       62
VISI 4  2.40%
 12/31/2007    N/A 15.752        0
 12/31/2008 15.752  8.126        8
VISI 5  2.25%
 12/31/2007    N/A 15.887        0
 12/31/2008 15.887  8.208       42
VISI 6  2.55%
 12/31/2007    N/A 15.618        0
 12/31/2008 15.618  8.045        3
VISI 7  2.20%
 12/31/2007    N/A 15.932        0
 12/31/2008 15.932  8.236      118



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 8  2.50%
 12/31/2007    N/A 15.663        0
 12/31/2008 15.663  8.072       20
VISI 9  2.35%
 12/31/2007    N/A 15.797        0
 12/31/2008 15.797  8.154       65
VISL 1  1.65%
 12/31/2007    N/A 16.437       30
 12/31/2008 16.437  8.544       33
VISL 10 2.90%
 12/31/2007    N/A 15.311        0
 12/31/2008 15.311  7.860        4
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.319        2
VISL 2  1.95%
 12/31/2007    N/A 16.159        9
 12/31/2008 16.159  8.374       15
VISL 3  2.35%
 12/31/2007    N/A 15.797        0
 12/31/2008 15.797  8.154       30
VISL 4  2.65%
 12/31/2007    N/A 15.530        0
 12/31/2008 15.530  7.992        1
VISL 5  2.50%
 12/31/2007    N/A 15.663        0
 12/31/2008 15.663  8.072       17
VISL 6  2.80%
 12/31/2007    N/A 15.398        0
 12/31/2008 15.398  7.912        2
VISL 7  2.45%
 12/31/2007    N/A 15.707        0
 12/31/2008 15.707  8.099       31
VISL 8  2.75%
 12/31/2007    N/A 15.442        0
 12/31/2008 15.442  7.939        0
VISL 9  2.60%
 12/31/2007    N/A 15.574        0
 12/31/2008 15.574  8.019       21
AZL Oppenheimer Global Fund
VISB 1  1.70%
 12/31/2007    N/A 15.069      104
 12/31/2008 15.069  8.733      131
VISB 10 2.95%
 12/31/2007    N/A 14.393        0
 12/31/2008 14.393  8.237        6
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.571       38
VISB 3  2.40%
 12/31/2007    N/A 14.686        0
 12/31/2008 14.686  8.451       50
VISB 4  2.70%
 12/31/2007    N/A 14.525        0
 12/31/2008 14.525  8.334        9
VISB 5  2.55%
 12/31/2007    N/A 14.606        0
 12/31/2008 14.606  8.392       38


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 6  2.85%
 12/31/2007    N/A 14.446        0
 12/31/2008 14.446  8.276        6
VISB 7  2.50%
 12/31/2007    N/A 14.633        0
 12/31/2008 14.633  8.412       64
VISB 8  2.80%
 12/31/2007    N/A 14.472        0
 12/31/2008 14.472  8.295       11
VISB 9  2.65%
 12/31/2007    N/A 14.552        0
 12/31/2008 14.552  8.353       47
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.432        6
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.218        3
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.314        1
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.373        1
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.256        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.551        0
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.392        2
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.276        8
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.334        2
VISI 10 2.65%
 12/31/2007    N/A 14.552        0
 12/31/2008 14.552  8.353       10
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.692       77
VISI 2  1.70%
 12/31/2007    N/A 15.069       14
 12/31/2008 15.069  8.733       18
VISI 3  2.10%
 12/31/2007    N/A 14.849        0
 12/31/2008 14.849  8.571       81
VISI 4  2.40%
 12/31/2007    N/A 14.686        0
 12/31/2008 14.686  8.451       15
VISI 5  2.25%
 12/31/2007    N/A 14.767        0
 12/31/2008 14.767  8.511       27



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 6  2.55%
 12/31/2007    N/A 14.606        0
 12/31/2008 14.606  8.392        1
VISI 7  2.20%
 12/31/2007    N/A 14.795        0
 12/31/2008 14.795  8.531      125
VISI 8  2.50%
 12/31/2007    N/A 14.633        0
 12/31/2008 14.633  8.412       51
VISI 9  2.35%
 12/31/2007    N/A 14.713        0
 12/31/2008 14.713  8.471      125
VISL 1  1.65%
 12/31/2007    N/A 15.096       51
 12/31/2008 15.096  8.753       61
VISL 10 2.90%
 12/31/2007    N/A 14.419        0
 12/31/2008 14.419  8.256       13
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.591       25
VISL 2  1.95%
 12/31/2007    N/A 14.931       20
 12/31/2008 14.931  8.631       26
VISL 3  2.35%
 12/31/2007    N/A 14.713        0
 12/31/2008 14.713  8.471       45
VISL 4  2.65%
 12/31/2007    N/A 14.552        0
 12/31/2008 14.552  8.353        3
VISL 5  2.50%
 12/31/2007    N/A 14.633        0
 12/31/2008 14.633  8.412       23
VISL 6  2.80%
 12/31/2007    N/A 14.472        0
 12/31/2008 14.472  8.295        7
VISL 7  2.45%
 12/31/2007    N/A 14.659        0
 12/31/2008 14.659  8.432       50
VISL 8  2.75%
 12/31/2007    N/A 14.499        0
 12/31/2008 14.499  8.314        4
VISL 9  2.60%
 12/31/2007    N/A 14.579        0
 12/31/2008 14.579  8.373       35
AZL Oppenheimer International Growth Fund
VISB 1  1.70%
 12/31/2007    N/A 20.128      175
 12/31/2008 20.128 11.052      232
VISB 10 2.95%
 12/31/2007    N/A 18.635        0
 12/31/2008 18.635 10.105       10
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.740        9
VISB 3  2.40%
 12/31/2007    N/A 19.277        0
 12/31/2008 19.277 10.512      140


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 4  2.70%
 12/31/2007    N/A 18.924        0
 12/31/2008 18.924 10.288       17
VISB 5  2.55%
 12/31/2007    N/A 19.100        0
 12/31/2008 19.100 10.399       88
VISB 6  2.85%
 12/31/2007    N/A 18.750        0
 12/31/2008 18.750 10.178        4
VISB 7  2.50%
 12/31/2007    N/A 19.159        0
 12/31/2008 19.159 10.436       92
VISB 8  2.80%
 12/31/2007    N/A 18.808        0
 12/31/2008 18.808 10.214       23
VISB 9  2.65%
 12/31/2007    N/A 18.983        0
 12/31/2008 18.983 10.325      133
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.474        3
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.070        1
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.251        2
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.362        3
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.141        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.702        0
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.399        6
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.178        2
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.288       15
VISI 10 2.65%
 12/31/2007    N/A 18.983        0
 12/31/2008 18.983 10.325       22
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.974       77
VISI 2  1.70%
 12/31/2007    N/A 20.128       35
 12/31/2008 20.128 11.052       33
VISI 3  2.10%
 12/31/2007    N/A 19.637        0
 12/31/2008 19.637 10.740      123



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

                                       32

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 4  2.40%
 12/31/2007    N/A 19.277        0
 12/31/2008 19.277 10.512       30
VISI 5  2.25%
 12/31/2007    N/A 19.456        0
 12/31/2008 19.456 10.625       76
VISI 6  2.55%
 12/31/2007    N/A 19.100        0
 12/31/2008 19.100 10.399        3
VISI 7  2.20%
 12/31/2007    N/A 19.517        0
 12/31/2008 19.517 10.663      164
VISI 8  2.50%
 12/31/2007    N/A 19.159        0
 12/31/2008 19.159 10.436       58
VISI 9  2.35%
 12/31/2007    N/A 19.337        0
 12/31/2008 19.337 10.549      117
VISL 1  1.65%
 12/31/2007    N/A 20.190       82
 12/31/2008 20.190 11.092      140
VISL 10 2.90%
 12/31/2007    N/A 18.692        0
 12/31/2008 18.692 10.141       19
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.779       13
VISL 2  1.95%
 12/31/2007    N/A 19.820       19
 12/31/2008 19.820 10.856       34
VISL 3  2.35%
 12/31/2007    N/A 19.337        0
 12/31/2008 19.337 10.549       53
VISL 4  2.65%
 12/31/2007    N/A 18.983        0
 12/31/2008 18.983 10.325       23
VISL 5  2.50%
 12/31/2007    N/A 19.159        0
 12/31/2008 19.159 10.436       59
VISL 6  2.80%
 12/31/2007    N/A 18.808        0
 12/31/2008 18.808 10.214        2
VISL 7  2.45%
 12/31/2007    N/A 19.218        0
 12/31/2008 19.218 10.474       42
VISL 8  2.75%
 12/31/2007    N/A 18.866        0
 12/31/2008 18.866 10.251       21
VISL 9  2.60%
 12/31/2007    N/A 19.041        0
 12/31/2008 19.041 10.362       60
AZL PIMCO Fundamental IndexPLUS Total Return Fund
VISB 1  1.70%
 12/31/2007    N/A 11.596       11
 12/31/2008 11.596  6.742       27
VISB 10 2.95%
 12/31/2007    N/A 11.355        0
 12/31/2008 11.355  6.520        7


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.670       12
VISB 3  2.40%
 12/31/2007    N/A 11.461        0
 12/31/2008 11.461  6.617       15
VISB 4  2.70%
 12/31/2007    N/A 11.403        0
 12/31/2008 11.403  6.564        8
VISB 5  2.55%
 12/31/2007    N/A 11.432        0
 12/31/2008 11.432  6.590       24
VISB 6  2.85%
 12/31/2007    N/A 11.374        0
 12/31/2008 11.374  6.537        5
VISB 7  2.50%
 12/31/2007    N/A 11.441        0
 12/31/2008 11.441  6.599       14
VISB 8  2.80%
 12/31/2007    N/A 11.384        0
 12/31/2008 11.384  6.546        1
VISB 9  2.65%
 12/31/2007    N/A 11.413        0
 12/31/2008 11.413  6.572        7
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.608        5
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.512        0
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.555        0
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.581        1
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.529        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.661        0
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.590        2
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.537        0
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.564        5
VISI 10 2.65%
 12/31/2007    N/A 11.413        0
 12/31/2008 11.413  6.572        7
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.724       38



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 2  1.70%
 12/31/2007    N/A 11.596        0
 12/31/2008 11.596  6.742        6
VISI 3  2.10%
 12/31/2007    N/A 11.518        0
 12/31/2008 11.518  6.670       36
VISI 4  2.40%
 12/31/2007    N/A 11.461        0
 12/31/2008 11.461  6.617        3
VISI 5  2.25%
 12/31/2007    N/A 11.490        0
 12/31/2008 11.490  6.643       35
VISI 6  2.55%
 12/31/2007    N/A 11.432        0
 12/31/2008 11.432  6.590        1
VISI 7  2.20%
 12/31/2007    N/A 11.499        0
 12/31/2008 11.499  6.652       39
VISI 8  2.50%
 12/31/2007    N/A 11.441        0
 12/31/2008 11.441  6.599       12
VISI 9  2.35%
 12/31/2007    N/A 11.470        0
 12/31/2008 11.470  6.626       31
VISL 1  1.65%
 12/31/2007    N/A 11.606        3
 12/31/2008 11.606  6.751        3
VISL 10 2.90%
 12/31/2007    N/A 11.365        0
 12/31/2008 11.365  6.529        1
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.679        8
VISL 2  1.95%
 12/31/2007    N/A 11.547        0
 12/31/2008 11.547  6.697        7
VISL 3  2.35%
 12/31/2007    N/A 11.470        0
 12/31/2008 11.470  6.626       12
VISL 4  2.65%
 12/31/2007    N/A 11.413        0
 12/31/2008 11.413  6.572        0
VISL 5  2.50%
 12/31/2007    N/A 11.441        0
 12/31/2008 11.441  6.599       13
VISL 6  2.80%
 12/31/2007    N/A 11.384        0
 12/31/2008 11.384  6.546        1
VISL 7  2.45%
 12/31/2007    N/A 11.451        0
 12/31/2008 11.451  6.608       20
VISL 8  2.75%
 12/31/2007    N/A 11.394        0
 12/31/2008 11.394  6.555        4
VISL 9  2.60%
 12/31/2007    N/A 11.422        0
 12/31/2008 11.422  6.581        8



BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL S&P 500 Index Fund
VISB 1  1.70%
 12/31/2007    N/A  9.862      141
 12/31/2008  9.862  6.048      419
VISB 10 2.95%
 12/31/2007    N/A  9.780        0
 12/31/2008  9.780  5.923       21
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.008       80
VISB 3  2.40%
 12/31/2007    N/A  9.816        0
 12/31/2008  9.816  5.978      124
VISB 4  2.70%
 12/31/2007    N/A  9.796        0
 12/31/2008  9.796  5.948       19
VISB 5  2.55%
 12/31/2007    N/A  9.806        0
 12/31/2008  9.806  5.963       33
VISB 6  2.85%
 12/31/2007    N/A  9.786        0
 12/31/2008  9.786  5.933        3
VISB 7  2.50%
 12/31/2007    N/A  9.809        0
 12/31/2008  9.809  5.968      215
VISB 8  2.80%
 12/31/2007    N/A  9.790        0
 12/31/2008  9.790  5.938       31
VISB 9  2.65%
 12/31/2007    N/A  9.799        0
 12/31/2008  9.799  5.953      156
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.973        4
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.918        1
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.943        0
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.958        0
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.928        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.003       20
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.963        4
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.933        2
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.948       63



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 10 2.65%
 12/31/2007    N/A  9.799        0
 12/31/2008  9.799  5.953      156
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.038      431
VISI 2  1.70%
 12/31/2007    N/A  9.862       30
 12/31/2008  9.862  6.048       52
VISI 3  2.10%
 12/31/2007    N/A  9.836        0
 12/31/2008  9.836  6.008      248
VISI 4  2.40%
 12/31/2007    N/A  9.816        0
 12/31/2008  9.816  5.978       14
VISI 5  2.25%
 12/31/2007    N/A  9.826        0
 12/31/2008  9.826  5.993      145
VISI 6  2.55%
 12/31/2007    N/A  9.806        0
 12/31/2008  9.806  5.963       16
VISI 7  2.20%
 12/31/2007    N/A  9.829        0
 12/31/2008  9.829  5.998      299
VISI 8  2.50%
 12/31/2007    N/A  9.809        0
 12/31/2008  9.809  5.968       70
VISI 9  2.35%
 12/31/2007    N/A  9.819        0
 12/31/2008  9.819  5.983      847
VISL 1  1.65%
 12/31/2007    N/A  9.865       72
 12/31/2008  9.865  6.053      159
VISL 10 2.90%
 12/31/2007    N/A  9.783        0
 12/31/2008  9.783  5.928       17
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.013       79
VISL 2  1.95%
 12/31/2007    N/A  9.846       41
 12/31/2008  9.846  6.023       59
VISL 3  2.35%
 12/31/2007    N/A  9.819        0
 12/31/2008  9.819  5.983       62
VISL 4  2.65%
 12/31/2007    N/A  9.799        0
 12/31/2008  9.799  5.953        2
VISL 5  2.50%
 12/31/2007    N/A  9.809        0
 12/31/2008  9.809  5.968       57
VISL 6  2.80%
 12/31/2007    N/A  9.790        0
 12/31/2008  9.790  5.938        1
VISL 7  2.45%
 12/31/2007    N/A  9.813        0
 12/31/2008  9.813  5.973      108


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 8  2.75%
 12/31/2007    N/A  9.793        0
 12/31/2008  9.793  5.943       20
VISL 9  2.60%
 12/31/2007    N/A  9.803        0
 12/31/2008  9.803  5.958      101
AZL Schroder Emerging Markets Equity Fund
VISB 1  1.70%
 12/31/2007    N/A 13.388      298
 12/31/2008 13.388  6.333      441
VISB 10 2.95%
 12/31/2007    N/A 13.110        0
 12/31/2008 13.110  6.124       22
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.265       28
VISB 3  2.40%
 12/31/2007    N/A 13.232        0
 12/31/2008 13.232  6.215      151
VISB 4  2.70%
 12/31/2007    N/A 13.165        0
 12/31/2008 13.165  6.165       28
VISB 5  2.55%
 12/31/2007    N/A 13.198        0
 12/31/2008 13.198  6.190       83
VISB 6  2.85%
 12/31/2007    N/A 13.132        0
 12/31/2008 13.132  6.140       10
VISB 7  2.50%
 12/31/2007    N/A 13.209        0
 12/31/2008 13.209  6.198      151
VISB 8  2.80%
 12/31/2007    N/A 13.143        0
 12/31/2008 13.143  6.149       44
VISB 9  2.65%
 12/31/2007    N/A 13.176        0
 12/31/2008 13.176  6.173       85
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.207        5
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.116        4
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.157        2
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.182        3
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.132        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.257        3
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.190        7



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.140        5
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.165       14
VISI 10 2.65%
 12/31/2007    N/A 13.176        0
 12/31/2008 13.176  6.173       31
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.316      137
VISI 2  1.70%
 12/31/2007    N/A 13.388       65
 12/31/2008 13.388  6.333       79
VISI 3  2.10%
 12/31/2007    N/A 13.298        0
 12/31/2008 13.298  6.265      222
VISI 4  2.40%
 12/31/2007    N/A 13.232        0
 12/31/2008 13.232  6.215       67
VISI 5  2.25%
 12/31/2007    N/A 13.265        0
 12/31/2008 13.265  6.240      140
VISI 6  2.55%
 12/31/2007    N/A 13.198        0
 12/31/2008 13.198  6.190        7
VISI 7  2.20%
 12/31/2007    N/A 13.276        0
 12/31/2008 13.276  6.248      297
VISI 8  2.50%
 12/31/2007    N/A 13.209        0
 12/31/2008 13.209  6.198       75
VISI 9  2.35%
 12/31/2007    N/A 13.243        0
 12/31/2008 13.243  6.223      282
VISL 1  1.65%
 12/31/2007    N/A 13.399      121
 12/31/2008 13.399  6.341      205
VISL 10 2.90%
 12/31/2007    N/A 13.121        0
 12/31/2008 13.121  6.132       42
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.274       56
VISL 2  1.95%
 12/31/2007    N/A 13.332       70
 12/31/2008 13.332  6.290       75
VISL 3  2.35%
 12/31/2007    N/A 13.243        0
 12/31/2008 13.243  6.223       76
VISL 4  2.65%
 12/31/2007    N/A 13.176        0
 12/31/2008 13.176  6.173       24
VISL 5  2.50%
 12/31/2007    N/A 13.209        0
 12/31/2008 13.209  6.198       59


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 6  2.80%
 12/31/2007    N/A 13.143        0
 12/31/2008 13.143  6.149        5
VISL 7  2.45%
 12/31/2007    N/A 13.221        0
 12/31/2008 13.221  6.207      112
VISL 8  2.75%
 12/31/2007    N/A 13.154        0
 12/31/2008 13.154  6.157       42
VISL 9  2.60%
 12/31/2007    N/A 13.187        0
 12/31/2008 13.187  6.182      107
AZL Schroder International Small Cap Fund
VISB 1  1.70%
 12/31/2007    N/A  9.224      129
 12/31/2008  9.224  4.935      163
VISB 10 2.95%
 12/31/2007    N/A  9.147        0
 12/31/2008  9.147  4.833       14
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.902       16
VISB 3  2.40%
 12/31/2007    N/A  9.181        0
 12/31/2008  9.181  4.878       29
VISB 4  2.70%
 12/31/2007    N/A  9.162        0
 12/31/2008  9.162  4.853       10
VISB 5  2.55%
 12/31/2007    N/A  9.172        0
 12/31/2008  9.172  4.865       38
VISB 6  2.85%
 12/31/2007    N/A  9.153        0
 12/31/2008  9.153  4.841        2
VISB 7  2.50%
 12/31/2007    N/A  9.175        0
 12/31/2008  9.175  4.870       95
VISB 8  2.80%
 12/31/2007    N/A  9.156        0
 12/31/2008  9.156  4.845       12
VISB 9  2.65%
 12/31/2007    N/A  9.165        0
 12/31/2008  9.165  4.857       75
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.874        0
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.829        2
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.849        0
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.861        0
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.837        0


   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.898        0
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.865        3
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.841        1
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.853        9
VISI 10 2.65%
 12/31/2007    N/A  9.165        0
 12/31/2008  9.165  4.857        7
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.927       53
VISI 2  1.70%
 12/31/2007    N/A  9.224       21
 12/31/2008  9.224  4.935       25
VISI 3  2.10%
 12/31/2007    N/A  9.199        0
 12/31/2008  9.199  4.902       88
VISI 4  2.40%
 12/31/2007    N/A  9.181        0
 12/31/2008  9.181  4.878        9
VISI 5  2.25%
 12/31/2007    N/A  9.190        0
 12/31/2008  9.190  4.890       54
VISI 6  2.55%
 12/31/2007    N/A  9.172        0
 12/31/2008  9.172  4.865        1
VISI 7  2.20%
 12/31/2007    N/A  9.193        0
 12/31/2008  9.193  4.894      146
VISI 8  2.50%
 12/31/2007    N/A  9.175        0
 12/31/2008  9.175  4.870       22
VISI 9  2.35%
 12/31/2007    N/A  9.184        0
 12/31/2008  9.184  4.882      154
VISL 1  1.65%
 12/31/2007    N/A  9.227       57
 12/31/2008  9.227  4.939       77
VISL 10 2.90%
 12/31/2007    N/A  9.150        0
 12/31/2008  9.150  4.837       15
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  4.906       33
VISL 2  1.95%
 12/31/2007    N/A  9.209       44
 12/31/2008  9.209  4.915       50
VISL 3  2.35%
 12/31/2007    N/A  9.184        0
 12/31/2008  9.184  4.882       35


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 4  2.65%
 12/31/2007    N/A  9.165        0
 12/31/2008  9.165  4.857        3
VISL 5  2.50%
 12/31/2007    N/A  9.175        0
 12/31/2008  9.175  4.870       32
VISL 6  2.80%
 12/31/2007    N/A  9.156        0
 12/31/2008  9.156  4.845        1
VISL 7  2.45%
 12/31/2007    N/A  9.178        0
 12/31/2008  9.178  4.874       57
VISL 8  2.75%
 12/31/2007    N/A  9.159        0
 12/31/2008  9.159  4.849       19
VISL 9  2.60%
 12/31/2007    N/A  9.169        0
 12/31/2008  9.169  4.861       70
AZL Small Cap Stock Index Fund
VISB 1  1.70%
 12/31/2007    N/A  9.310       84
 12/31/2008  9.310  6.321       95
VISB 10 2.95%
 12/31/2007    N/A  9.233        0
 12/31/2008  9.233  6.190        3
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.279       29
VISB 3  2.40%
 12/31/2007    N/A  9.267        0
 12/31/2008  9.267  6.247       84
VISB 4  2.70%
 12/31/2007    N/A  9.248        0
 12/31/2008  9.248  6.216        3
VISB 5  2.55%
 12/31/2007    N/A  9.257        0
 12/31/2008  9.257  6.232       16
VISB 6  2.85%
 12/31/2007    N/A  9.239        0
 12/31/2008  9.239  6.200        0
VISB 7  2.50%
 12/31/2007    N/A  9.261        0
 12/31/2008  9.261  6.237       55
VISB 8  2.80%
 12/31/2007    N/A  9.242        0
 12/31/2008  9.242  6.206        7
VISB 9  2.65%
 12/31/2007    N/A  9.251        0
 12/31/2008  9.251  6.221       36
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.242        2
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.185        1
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.211        0




   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.226        0
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.195        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.273        3
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.232        3
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.200        1
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.216       12
VISI 10 2.65%
 12/31/2007    N/A  9.251        0
 12/31/2008  9.251  6.221       12
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.310      155
VISI 2  1.70%
 12/31/2007    N/A  9.310       18
 12/31/2008  9.310  6.321       33
VISI 3  2.10%
 12/31/2007    N/A  9.285        0
 12/31/2008  9.285  6.279      101
VISI 4  2.40%
 12/31/2007    N/A  9.267        0
 12/31/2008  9.267  6.247        0
VISI 5  2.25%
 12/31/2007    N/A  9.276        0
 12/31/2008  9.276  6.263       87
VISI 6  2.55%
 12/31/2007    N/A  9.257        0
 12/31/2008  9.257  6.232        2
VISI 7  2.20%
 12/31/2007    N/A  9.279        0
 12/31/2008  9.279  6.268      139
VISI 8  2.50%
 12/31/2007    N/A  9.261        0
 12/31/2008  9.261  6.237       22
VISI 9  2.35%
 12/31/2007    N/A  9.270        0
 12/31/2008  9.270  6.252      155
VISL 1  1.65%
 12/31/2007    N/A  9.314       60
 12/31/2008  9.314  6.326       76
VISL 10 2.90%
 12/31/2007    N/A  9.236        0
 12/31/2008  9.236  6.195       12
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.284       33


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 2  1.95%
 12/31/2007    N/A  9.295       11
 12/31/2008  9.295  6.294       13
VISL 3  2.35%
 12/31/2007    N/A  9.270        0
 12/31/2008  9.270  6.252       33
VISL 4  2.65%
 12/31/2007    N/A  9.251        0
 12/31/2008  9.251  6.221       10
VISL 5  2.50%
 12/31/2007    N/A  9.261        0
 12/31/2008  9.261  6.237       21
VISL 6  2.80%
 12/31/2007    N/A  9.242        0
 12/31/2008  9.242  6.206        1
VISL 7  2.45%
 12/31/2007    N/A  9.264        0
 12/31/2008  9.264  6.242       55
VISL 8  2.75%
 12/31/2007    N/A  9.245        0
 12/31/2008  9.245  6.211       23
VISL 9  2.60%
 12/31/2007    N/A  9.254        0
 12/31/2008  9.254  6.226       75
AZL TargetPLUS Balanced Fund
VISB 1  1.70%
 12/31/2007    N/A 10.096       23
 12/31/2008 10.096  7.503       36
VISB 10 2.95%
 12/31/2007    N/A 10.012        0
 12/31/2008 10.012  7.348       64
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.453      136
VISB 3  2.40%
 12/31/2007    N/A 10.049        0
 12/31/2008 10.049  7.416      104
VISB 4  2.70%
 12/31/2007    N/A 10.029        0
 12/31/2008 10.029  7.379       16
VISB 5  2.55%
 12/31/2007    N/A 10.039        0
 12/31/2008 10.039  7.397       72
VISB 6  2.85%
 12/31/2007    N/A 10.018        0
 12/31/2008 10.018  7.360        0
VISB 7  2.50%
 12/31/2007    N/A 10.042        0
 12/31/2008 10.042  7.404      299
VISB 8  2.80%
 12/31/2007    N/A 10.022        0
 12/31/2008 10.022  7.367       62
VISB 9  2.65%
 12/31/2007    N/A 10.032        0
 12/31/2008 10.032  7.385      323
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.410       17




   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.342        1
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.373        6
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.391        0
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.354        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.447       35
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.397        7
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.360        0
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.379       16
VISI 10 2.65%
 12/31/2007    N/A 10.032        0
 12/31/2008 10.032  7.385       55
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.491      749
VISI 2  1.70%
 12/31/2007    N/A 10.096       41
 12/31/2008 10.096  7.503       56
VISI 3  2.10%
 12/31/2007    N/A 10.069        0
 12/31/2008 10.069  7.453      506
VISI 4  2.40%
 12/31/2007    N/A 10.049        0
 12/31/2008 10.049  7.416       16
VISI 5  2.25%
 12/31/2007    N/A 10.059        0
 12/31/2008 10.059  7.435      150
VISI 6  2.55%
 12/31/2007    N/A 10.039        0
 12/31/2008 10.039  7.397        1
VISI 7  2.20%
 12/31/2007    N/A 10.062        0
 12/31/2008 10.062  7.441      253
VISI 8  2.50%
 12/31/2007    N/A 10.042        0
 12/31/2008 10.042  7.404       74
VISI 9  2.35%
 12/31/2007    N/A 10.052        0
 12/31/2008 10.052  7.422      347
VISL 1  1.65%
 12/31/2007    N/A 10.100       47
 12/31/2008 10.100  7.510       89


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 10 2.90%
 12/31/2007    N/A 10.015        0
 12/31/2008 10.015  7.354       11
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.460      679
VISL 2  1.95%
 12/31/2007    N/A 10.079       24
 12/31/2008 10.079  7.472       26
VISL 3  2.35%
 12/31/2007    N/A 10.052        0
 12/31/2008 10.052  7.422      135
VISL 4  2.65%
 12/31/2007    N/A 10.032        0
 12/31/2008 10.032  7.385        0
VISL 5  2.50%
 12/31/2007    N/A 10.042        0
 12/31/2008 10.042  7.404      138
VISL 6  2.80%
 12/31/2007    N/A 10.022        0
 12/31/2008 10.022  7.367        1
VISL 7  2.45%
 12/31/2007    N/A 10.045        0
 12/31/2008 10.045  7.410      147
VISL 8  2.75%
 12/31/2007    N/A 10.025        0
 12/31/2008 10.025  7.373       79
VISL 9  2.60%
 12/31/2007    N/A 10.035        0
 12/31/2008 10.035  7.391      107
AZL TargetPLUS Equity Fund
VISB 1  1.70%
 12/31/2007    N/A 10.492      297
 12/31/2008 10.492  5.310      372
VISB 10 2.95%
 12/31/2007    N/A 10.372        0
 12/31/2008 10.372  5.183       16
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.267      114
VISB 3  2.40%
 12/31/2007    N/A 10.418        0
 12/31/2008 10.418  5.235      244
VISB 4  2.70%
 12/31/2007    N/A 10.387        0
 12/31/2008 10.387  5.204       15
VISB 5  2.55%
 12/31/2007    N/A 10.402        0
 12/31/2008 10.402  5.219       66
VISB 6  2.85%
 12/31/2007    N/A 10.371        0
 12/31/2008 10.371  5.188       52
VISB 7  2.50%
 12/31/2007    N/A 10.416        0
 12/31/2008 10.416  5.229      180
VISB 8  2.80%
 12/31/2007    N/A 10.387        0
 12/31/2008 10.387  5.198       51



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 9  2.65%
 12/31/2007    N/A 10.401        0
 12/31/2008 10.401  5.214      190
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.234        0
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.183        0
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.203        0
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.219        0
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.188        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.270        1
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.219        3
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.188        8
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.204        2
VISI 10 2.65%
 12/31/2007    N/A 10.401        0
 12/31/2008 10.401  5.214      129
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.306      230
VISI 2  1.70%
 12/31/2007    N/A 10.492      199
 12/31/2008 10.492  5.310      218
VISI 3  2.10%
 12/31/2007    N/A 10.450        0
 12/31/2008 10.450  5.267      202
VISI 4  2.40%
 12/31/2007    N/A 10.418        0
 12/31/2008 10.418  5.235       75
VISI 5  2.25%
 12/31/2007    N/A 10.434        0
 12/31/2008 10.434  5.251       93
VISI 6  2.55%
 12/31/2007    N/A 10.402        0
 12/31/2008 10.402  5.219       10
VISI 7  2.20%
 12/31/2007    N/A 10.445        0
 12/31/2008 10.445  5.259      453
VISI 8  2.50%
 12/31/2007    N/A 10.416        0
 12/31/2008 10.416  5.229       40


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 9  2.35%
 12/31/2007    N/A 10.431        0
 12/31/2008 10.431  5.244      390
VISL 1  1.65%
 12/31/2007    N/A 10.498      310
 12/31/2008 10.498  5.315      414
VISL 10 2.90%
 12/31/2007    N/A 10.377        0
 12/31/2008 10.377  5.188       49
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.280      135
VISL 2  1.95%
 12/31/2007    N/A 10.466      110
 12/31/2008 10.466  5.283      167
VISL 3  2.35%
 12/31/2007    N/A 10.424        0
 12/31/2008 10.424  5.241      136
VISL 4  2.65%
 12/31/2007    N/A 10.392        0
 12/31/2008 10.392  5.209       66
VISL 5  2.50%
 12/31/2007    N/A 10.408        0
 12/31/2008 10.408  5.225       84
VISL 6  2.80%
 12/31/2007    N/A 10.376        0
 12/31/2008 10.376  5.193       15
VISL 7  2.45%
 12/31/2007    N/A 10.421        0
 12/31/2008 10.421  5.234      101
VISL 8  2.75%
 12/31/2007    N/A 10.391        0
 12/31/2008 10.391  5.203       47
VISL 9  2.60%
 12/31/2007    N/A 10.406        0
 12/31/2008 10.406  5.219       89
AZL TargetPLUS Growth Fund
VISB 1  1.70%
 12/31/2007    N/A  9.919      427
 12/31/2008  9.919  5.912      616
VISB 10 2.95%
 12/31/2007    N/A  9.836        0
 12/31/2008  9.836  5.789       45
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.872       58
VISB 3  2.40%
 12/31/2007    N/A  9.873        0
 12/31/2008  9.873  5.843      287
VISB 4  2.70%
 12/31/2007    N/A  9.853        0
 12/31/2008  9.853  5.814       58
VISB 5  2.55%
 12/31/2007    N/A  9.863        0
 12/31/2008  9.863  5.828      129
VISB 6  2.85%
 12/31/2007    N/A  9.843        0
 12/31/2008  9.843  5.799       43



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 7  2.50%
 12/31/2007    N/A  9.866        0
 12/31/2008  9.866  5.833      442
VISB 8  2.80%
 12/31/2007    N/A  9.846        0
 12/31/2008  9.846  5.804      141
VISB 9  2.65%
 12/31/2007    N/A  9.856        0
 12/31/2008  9.856  5.819      368
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.838        1
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.785        4
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.809       18
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.823        0
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.794        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.867        1
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.828        9
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.799        2
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.814       20
VISI 10 2.65%
 12/31/2007    N/A  9.856        0
 12/31/2008  9.856  5.819      108
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.902      184
VISI 2  1.70%
 12/31/2007    N/A  9.919      131
 12/31/2008  9.919  5.912      157
VISI 3  2.10%
 12/31/2007    N/A  9.893        0
 12/31/2008  9.893  5.872      493
VISI 4  2.40%
 12/31/2007    N/A  9.873        0
 12/31/2008  9.873  5.843       80
VISI 5  2.25%
 12/31/2007    N/A  9.883        0
 12/31/2008  9.883  5.858      302
VISI 6  2.55%
 12/31/2007    N/A  9.863        0
 12/31/2008  9.863  5.828        3


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 7  2.20%
 12/31/2007    N/A  9.886        0
 12/31/2008  9.886  5.863      966
VISI 8  2.50%
 12/31/2007    N/A  9.866        0
 12/31/2008  9.866  5.833       84
VISI 9  2.35%
 12/31/2007    N/A  9.876        0
 12/31/2008  9.876  5.848      921
VISL 1  1.65%
 12/31/2007    N/A  9.923      237
 12/31/2008  9.923  5.917      273
VISL 10 2.90%
 12/31/2007    N/A  9.840        0
 12/31/2008  9.840  5.794      112
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.877       15
VISL 2  1.95%
 12/31/2007    N/A  9.903      233
 12/31/2008  9.903  5.887      252
VISL 3  2.35%
 12/31/2007    N/A  9.876        0
 12/31/2008  9.876  5.848      155
VISL 4  2.65%
 12/31/2007    N/A  9.856        0
 12/31/2008  9.856  5.819       43
VISL 5  2.50%
 12/31/2007    N/A  9.866        0
 12/31/2008  9.866  5.833      102
VISL 6  2.80%
 12/31/2007    N/A  9.846        0
 12/31/2008  9.846  5.804        1
VISL 7  2.45%
 12/31/2007    N/A  9.869        0
 12/31/2008  9.869  5.838      406
VISL 8  2.75%
 12/31/2007    N/A  9.850        0
 12/31/2008  9.850  5.809       55
VISL 9  2.60%
 12/31/2007    N/A  9.859        0
 12/31/2008  9.859  5.823      374
AZL TargetPLUS Moderate Fund
VISB 1  1.70%
 12/31/2007    N/A 10.059      176
 12/31/2008 10.059  6.688      253
VISB 10 2.95%
 12/31/2007    N/A  9.975        0
 12/31/2008  9.975  6.550       74
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.643       62
VISB 3  2.40%
 12/31/2007    N/A 10.012        0
 12/31/2008 10.012  6.610      146
VISB 4  2.70%
 12/31/2007    N/A  9.992        0
 12/31/2008  9.992  6.577       34



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 5  2.55%
 12/31/2007    N/A 10.002        0
 12/31/2008 10.002  6.594      177
VISB 6  2.85%
 12/31/2007    N/A  9.982        0
 12/31/2008  9.982  6.561        8
VISB 7  2.50%
 12/31/2007    N/A 10.005        0
 12/31/2008 10.005  6.599      486
VISB 8  2.80%
 12/31/2007    N/A  9.985        0
 12/31/2008  9.985  6.566      126
VISB 9  2.65%
 12/31/2007    N/A  9.995        0
 12/31/2008  9.995  6.583      630
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.605       24
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.544        0
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.572        9
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.588        0
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.555        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.638        3
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.594       21
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.561        8
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.577       61
VISI 10 2.65%
 12/31/2007    N/A  9.995        0
 12/31/2008  9.995  6.583       83
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.677       76
VISI 2  1.70%
 12/31/2007    N/A 10.059       50
 12/31/2008 10.059  6.688       41
VISI 3  2.10%
 12/31/2007    N/A 10.032        0
 12/31/2008 10.032  6.643      299
VISI 4  2.40%
 12/31/2007    N/A 10.012        0
 12/31/2008 10.012  6.610       21


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 5  2.25%
 12/31/2007    N/A 10.022        0
 12/31/2008 10.022  6.627      238
VISI 6  2.55%
 12/31/2007    N/A 10.002        0
 12/31/2008 10.002  6.594        7
VISI 7  2.20%
 12/31/2007    N/A 10.026        0
 12/31/2008 10.026  6.632      537
VISI 8  2.50%
 12/31/2007    N/A 10.005        0
 12/31/2008 10.005  6.599      117
VISI 9  2.35%
 12/31/2007    N/A 10.016        0
 12/31/2008 10.016  6.616      503
VISL 1  1.65%
 12/31/2007    N/A 10.063      173
 12/31/2008 10.063  6.694      207
VISL 10 2.90%
 12/31/2007    N/A  9.979        0
 12/31/2008  9.979  6.555       32
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.649       87
VISL 2  1.95%
 12/31/2007    N/A 10.043       10
 12/31/2008 10.043  6.660       27
VISL 3  2.35%
 12/31/2007    N/A 10.016        0
 12/31/2008 10.016  6.616      328
VISL 4  2.65%
 12/31/2007    N/A  9.995        0
 12/31/2008  9.995  6.583       18
VISL 5  2.50%
 12/31/2007    N/A 10.005        0
 12/31/2008 10.005  6.599       89
VISL 6  2.80%
 12/31/2007    N/A  9.985        0
 12/31/2008  9.985  6.566       11
VISL 7  2.45%
 12/31/2007    N/A 10.009        0
 12/31/2008 10.009  6.605      266
VISL 8  2.75%
 12/31/2007    N/A  9.989        0
 12/31/2008  9.989  6.572       72
VISL 9  2.60%
 12/31/2007    N/A  9.999        0
 12/31/2008  9.999  6.588      224
AZL Turner Quantitative Small Cap Growth Fund
VISB 1  1.70%
 12/31/2007    N/A 12.670       26
 12/31/2008 12.670  7.056       32
VISB 10 2.95%
 12/31/2007    N/A 12.253        0
 12/31/2008 12.253  6.739        4
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.953        3



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 3  2.40%
 12/31/2007    N/A 12.435        0
 12/31/2008 12.435  6.877       26
VISB 4  2.70%
 12/31/2007    N/A 12.336        0
 12/31/2008 12.336  6.801        1
VISB 5  2.55%
 12/31/2007    N/A 12.385        0
 12/31/2008 12.385  6.839        8
VISB 6  2.85%
 12/31/2007    N/A 12.286        0
 12/31/2008 12.286  6.764        4
VISB 7  2.50%
 12/31/2007    N/A 12.402        0
 12/31/2008 12.402  6.852       23
VISB 8  2.80%
 12/31/2007    N/A 12.303        0
 12/31/2008 12.303  6.777        5
VISB 9  2.65%
 12/31/2007    N/A 12.352        0
 12/31/2008 12.352  6.814       38
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.864        2
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.727        0
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.789        1
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.827        0
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.752        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.941        0
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.839        5
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.764        1
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.801        0
VISI 10 2.65%
 12/31/2007    N/A 12.352        0
 12/31/2008 12.352  6.814        1
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.031       33
VISI 2  1.70%
 12/31/2007    N/A 12.670        9
 12/31/2008 12.670  7.056       11


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 3  2.10%
 12/31/2007    N/A 12.535        0
 12/31/2008 12.535  6.953       24
VISI 4  2.40%
 12/31/2007    N/A 12.435        0
 12/31/2008 12.435  6.877        6
VISI 5  2.25%
 12/31/2007    N/A 12.485        0
 12/31/2008 12.485  6.915       13
VISI 6  2.55%
 12/31/2007    N/A 12.385        0
 12/31/2008 12.385  6.839        1
VISI 7  2.20%
 12/31/2007    N/A 12.502        0
 12/31/2008 12.502  6.928       61
VISI 8  2.50%
 12/31/2007    N/A 12.402        0
 12/31/2008 12.402  6.852        8
VISI 9  2.35%
 12/31/2007    N/A 12.452        0
 12/31/2008 12.452  6.890       55
VISL 1  1.65%
 12/31/2007    N/A 12.687       10
 12/31/2008 12.687  7.069       14
VISL 10 2.90%
 12/31/2007    N/A 12.270        0
 12/31/2008 12.270  6.752       16
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.966       10
VISL 2  1.95%
 12/31/2007    N/A 12.585        3
 12/31/2008 12.585  6.992       11
VISL 3  2.35%
 12/31/2007    N/A 12.452        0
 12/31/2008 12.452  6.890       21
VISL 4  2.65%
 12/31/2007    N/A 12.352        0
 12/31/2008 12.352  6.814        1
VISL 5  2.50%
 12/31/2007    N/A 12.402        0
 12/31/2008 12.402  6.852        5
VISL 6  2.80%
 12/31/2007    N/A 12.303        0
 12/31/2008 12.303  6.777        0
VISL 7  2.45%
 12/31/2007    N/A 12.418        0
 12/31/2008 12.418  6.864       12
VISL 8  2.75%
 12/31/2007    N/A 12.319        0
 12/31/2008 12.319  6.789       12
VISL 9  2.60%
 12/31/2007    N/A 12.369        0
 12/31/2008 12.369  6.827       23



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Van Kampen Comstock Fund
VISB 1  1.70%
 12/31/2007    N/A 12.140      124
 12/31/2008 12.140  7.616      155
VISB 10 2.95%
 12/31/2007    N/A 11.168        0
 12/31/2008 11.168  6.919        7
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.386        3
VISB 3  2.40%
 12/31/2007    N/A 11.586        0
 12/31/2008 11.586  7.218       60
VISB 4  2.70%
 12/31/2007    N/A 11.356        0
 12/31/2008 11.356  7.054       20
VISB 5  2.55%
 12/31/2007    N/A 11.471        0
 12/31/2008 11.471  7.135        8
VISB 6  2.85%
 12/31/2007    N/A 11.243        0
 12/31/2008 11.243  6.973       10
VISB 7  2.50%
 12/31/2007    N/A 11.509        0
 12/31/2008 11.509  7.163       58
VISB 8  2.80%
 12/31/2007    N/A 11.281        0
 12/31/2008 11.281  7.000       16
VISB 9  2.65%
 12/31/2007    N/A 11.394        0
 12/31/2008 11.394  7.081       10
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.190        1
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.893        0
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.026        0
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.108        0
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.946        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.358        3
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.135        2
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.973        0
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.054        2


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 10 2.65%
 12/31/2007    N/A 11.394        0
 12/31/2008 11.394  7.081       20
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.558       64
VISI 2  1.70%
 12/31/2007    N/A 12.140       53
 12/31/2008 12.140  7.616       58
VISI 3  2.10%
 12/31/2007    N/A 11.820        0
 12/31/2008 11.820  7.386      130
VISI 4  2.40%
 12/31/2007    N/A 11.586        0
 12/31/2008 11.586  7.218       20
VISI 5  2.25%
 12/31/2007    N/A 11.703        0
 12/31/2008 11.703  7.301      139
VISI 6  2.55%
 12/31/2007    N/A 11.471        0
 12/31/2008 11.471  7.135        4
VISI 7  2.20%
 12/31/2007    N/A 11.742        0
 12/31/2008 11.742  7.330      123
VISI 8  2.50%
 12/31/2007    N/A 11.509        0
 12/31/2008 11.509  7.163       37
VISI 9  2.35%
 12/31/2007    N/A 11.625        0
 12/31/2008 11.625  7.246       80
VISL 1  1.65%
 12/31/2007    N/A 12.181       31
 12/31/2008 12.181  7.646       38
VISL 10 2.90%
 12/31/2007    N/A 11.206        0
 12/31/2008 11.206  6.946       20
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.414       16
VISL 2  1.95%
 12/31/2007    N/A 11.939       52
 12/31/2008 11.939  7.472       65
VISL 3  2.35%
 12/31/2007    N/A 11.625        0
 12/31/2008 11.625  7.246       52
VISL 4  2.65%
 12/31/2007    N/A 11.394        0
 12/31/2008 11.394  7.081        9
VISL 5  2.50%
 12/31/2007    N/A 11.509        0
 12/31/2008 11.509  7.163       35
VISL 6  2.80%
 12/31/2007    N/A 11.281        0
 12/31/2008 11.281  7.000        2
VISL 7  2.45%
 12/31/2007    N/A 11.547        0
 12/31/2008 11.547  7.190       55



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 8  2.75%
 12/31/2007    N/A 11.318        0
 12/31/2008 11.318  7.026        6
VISL 9  2.60%
 12/31/2007    N/A 11.432        0
 12/31/2008 11.432  7.108       16
AZL Van Kampen Equity and Income Fund
VISB 1  1.70%
 12/31/2007    N/A 12.691      423
 12/31/2008 12.691  9.492      446
VISB 10 2.95%
 12/31/2007    N/A 12.122        0
 12/31/2008 12.122  8.954       16
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.317        3
VISB 3  2.40%
 12/31/2007    N/A 12.369        0
 12/31/2008 12.369  9.187       50
VISB 4  2.70%
 12/31/2007    N/A 12.234        0
 12/31/2008 12.234  9.059       15
VISB 5  2.55%
 12/31/2007    N/A 12.301        0
 12/31/2008 12.301  9.123       23
VISB 6  2.85%
 12/31/2007    N/A 12.167        0
 12/31/2008 12.167  8.996        5
VISB 7  2.50%
 12/31/2007    N/A 12.324        0
 12/31/2008 12.324  9.144      102
VISB 8  2.80%
 12/31/2007    N/A 12.189        0
 12/31/2008 12.189  9.017       11
VISB 9  2.65%
 12/31/2007    N/A 12.256        0
 12/31/2008 12.256  9.080       41
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.165        5
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.934        0
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.038        0
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.101        0
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.975        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.295        1
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.123        6


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.996        1
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.059       13
VISI 10 2.65%
 12/31/2007    N/A 12.256        0
 12/31/2008 12.256  9.080       55
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.448       82
VISI 2  1.70%
 12/31/2007    N/A 12.691       98
 12/31/2008 12.691  9.492      112
VISI 3  2.10%
 12/31/2007    N/A 12.506        0
 12/31/2008 12.506  9.317      196
VISI 4  2.40%
 12/31/2007    N/A 12.369        0
 12/31/2008 12.369  9.187       25
VISI 5  2.25%
 12/31/2007    N/A 12.438        0
 12/31/2008 12.438  9.252      284
VISI 6  2.55%
 12/31/2007    N/A 12.301        0
 12/31/2008 12.301  9.123       14
VISI 7  2.20%
 12/31/2007    N/A 12.461        0
 12/31/2008 12.461  9.273      238
VISI 8  2.50%
 12/31/2007    N/A 12.324        0
 12/31/2008 12.324  9.144       58
VISI 9  2.35%
 12/31/2007    N/A 12.392        0
 12/31/2008 12.392  9.208      224
VISL 1  1.65%
 12/31/2007    N/A 12.715      146
 12/31/2008 12.715  9.515      135
VISL 10 2.90%
 12/31/2007    N/A 12.144        0
 12/31/2008 12.144  8.975       31
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.339       27
VISL 2  1.95%
 12/31/2007    N/A 12.575      187
 12/31/2008 12.575  9.382      197
VISL 3  2.35%
 12/31/2007    N/A 12.392        0
 12/31/2008 12.392  9.208       90
VISL 4  2.65%
 12/31/2007    N/A 12.256        0
 12/31/2008 12.256  9.080       36
VISL 5  2.50%
 12/31/2007    N/A 12.324        0
 12/31/2008 12.324  9.144       79




   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 6  2.80%
 12/31/2007    N/A 12.189        0
 12/31/2008 12.189  9.017       20
VISL 7  2.45%
 12/31/2007    N/A 12.347        0
 12/31/2008 12.347  9.165       95
VISL 8  2.75%
 12/31/2007    N/A 12.211        0
 12/31/2008 12.211  9.038       12
VISL 9  2.60%
 12/31/2007    N/A 12.279        0
 12/31/2008 12.279  9.101       94
AZL Van Kampen Global Franchise Fund
VISB 1  1.70%
 12/31/2007    N/A 19.090      152
 12/31/2008 19.090 13.407      192
VISB 10 2.95%
 12/31/2007    N/A 18.006        0
 12/31/2008 18.006 12.488        6
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.105       39
VISB 3  2.40%
 12/31/2007    N/A 18.475        0
 12/31/2008 18.475 12.884       58
VISB 4  2.70%
 12/31/2007    N/A 18.218        0
 12/31/2008 18.218 12.667        7
VISB 5  2.55%
 12/31/2007    N/A 18.346        0
 12/31/2008 18.346 12.775       20
VISB 6  2.85%
 12/31/2007    N/A 18.091        0
 12/31/2008 18.091 12.559        4
VISB 7  2.50%
 12/31/2007    N/A 18.389        0
 12/31/2008 18.389 12.811       81
VISB 8  2.80%
 12/31/2007    N/A 18.133        0
 12/31/2008 18.133 12.595       14
VISB 9  2.65%
 12/31/2007    N/A 18.261        0
 12/31/2008 18.261 12.703       69
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.848        4
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.453        0
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.631        0
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.739        0
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.524        0


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.068        1
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.775        5
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.559        1
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.667       10
VISI 10 2.65%
 12/31/2007    N/A 18.261        0
 12/31/2008 18.261 12.703       24
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.331       95
VISI 2  1.70%
 12/31/2007    N/A 19.090       60
 12/31/2008 19.090 13.407       83
VISI 3  2.10%
 12/31/2007    N/A 18.736        0
 12/31/2008 18.736 13.105      168
VISI 4  2.40%
 12/31/2007    N/A 18.475        0
 12/31/2008 18.475 12.884       24
VISI 5  2.25%
 12/31/2007    N/A 18.605        0
 12/31/2008 18.605 12.994      159
VISI 6  2.55%
 12/31/2007    N/A 18.346        0
 12/31/2008 18.346 12.775       12
VISI 7  2.20%
 12/31/2007    N/A 18.649        0
 12/31/2008 18.649 13.031      175
VISI 8  2.50%
 12/31/2007    N/A 18.389        0
 12/31/2008 18.389 12.811       44
VISI 9  2.35%
 12/31/2007    N/A 18.519        0
 12/31/2008 18.519 12.921      179
VISL 1  1.65%
 12/31/2007    N/A 19.135       86
 12/31/2008 19.135 13.445       84
VISL 10 2.90%
 12/31/2007    N/A 18.049        0
 12/31/2008 18.049 12.524       27
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.143       18
VISL 2  1.95%
 12/31/2007    N/A 18.868       48
 12/31/2008 18.868 13.218       60
VISL 3  2.35%
 12/31/2007    N/A 18.519        0
 12/31/2008 18.519 12.921       51



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

                                       46

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 4  2.65%
 12/31/2007    N/A 18.261        0
 12/31/2008 18.261 12.703        8
VISL 5  2.50%
 12/31/2007    N/A 18.389        0
 12/31/2008 18.389 12.811       48
VISL 6  2.80%
 12/31/2007    N/A 18.133        0
 12/31/2008 18.133 12.595        7
VISL 7  2.45%
 12/31/2007    N/A 18.432        0
 12/31/2008 18.432 12.848       99
VISL 8  2.75%
 12/31/2007    N/A 18.176        0
 12/31/2008 18.176 12.631       16
VISL 9  2.60%
 12/31/2007    N/A 18.303        0
 12/31/2008 18.303 12.739       58
AZL Van Kampen Global Real Estate Fund
VISB 1  1.70%
 12/31/2007    N/A 10.797      183
 12/31/2008 10.797  5.750      276
VISB 10 2.95%
 12/31/2007    N/A 10.573        0
 12/31/2008 10.573  5.560       10
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.689       12
VISB 3  2.40%
 12/31/2007    N/A 10.671        0
 12/31/2008 10.671  5.643       62
VISB 4  2.70%
 12/31/2007    N/A 10.618        0
 12/31/2008 10.618  5.598       18
VISB 5  2.55%
 12/31/2007    N/A 10.645        0
 12/31/2008 10.645  5.620       20
VISB 6  2.85%
 12/31/2007    N/A 10.591        0
 12/31/2008 10.591  5.575       10
VISB 7  2.50%
 12/31/2007    N/A 10.653        0
 12/31/2008 10.653  5.628       66
VISB 8  2.80%
 12/31/2007    N/A 10.600        0
 12/31/2008 10.600  5.583       11
VISB 9  2.65%
 12/31/2007    N/A 10.627        0
 12/31/2008 10.627  5.605      102
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.635       11
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.554        1
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.590        0


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.613        8
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.568        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.681        9
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.620        4
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.575        3
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.598       14
VISI 10 2.65%
 12/31/2007    N/A 10.627        0
 12/31/2008 10.627  5.605       40
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.735      101
VISI 2  1.70%
 12/31/2007    N/A 10.797       40
 12/31/2008 10.797  5.750       61
VISI 3  2.10%
 12/31/2007    N/A 10.725        0
 12/31/2008 10.725  5.689      102
VISI 4  2.40%
 12/31/2007    N/A 10.671        0
 12/31/2008 10.671  5.643       25
VISI 5  2.25%
 12/31/2007    N/A 10.698        0
 12/31/2008 10.698  5.666      123
VISI 6  2.55%
 12/31/2007    N/A 10.645        0
 12/31/2008 10.645  5.620        4
VISI 7  2.20%
 12/31/2007    N/A 10.707        0
 12/31/2008 10.707  5.673      172
VISI 8  2.50%
 12/31/2007    N/A 10.653        0
 12/31/2008 10.653  5.628       25
VISI 9  2.35%
 12/31/2007    N/A 10.680        0
 12/31/2008 10.680  5.651      211
VISL 1  1.65%
 12/31/2007    N/A 10.806      124
 12/31/2008 10.806  5.758      172
VISL 10 2.90%
 12/31/2007    N/A 10.582        0
 12/31/2008 10.582  5.568       22
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.696       14



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 2  1.95%
 12/31/2007    N/A 10.752       21
 12/31/2008 10.752  5.711       35
VISL 3  2.35%
 12/31/2007    N/A 10.680        0
 12/31/2008 10.680  5.651       39
VISL 4  2.65%
 12/31/2007    N/A 10.627        0
 12/31/2008 10.627  5.605       14
VISL 5  2.50%
 12/31/2007    N/A 10.653        0
 12/31/2008 10.653  5.628       44
VISL 6  2.80%
 12/31/2007    N/A 10.600        0
 12/31/2008 10.600  5.583        0
VISL 7  2.45%
 12/31/2007    N/A 10.662        0
 12/31/2008 10.662  5.635       66
VISL 8  2.75%
 12/31/2007    N/A 10.609        0
 12/31/2008 10.609  5.590       25
VISL 9  2.60%
 12/31/2007    N/A 10.636        0
 12/31/2008 10.636  5.613       82
AZL Van Kampen Growth and Income Fund
VISB 1  1.70%
 12/31/2007    N/A 14.008      117
 12/31/2008 14.008  9.246      175
VISB 10 2.95%
 12/31/2007    N/A 12.887        0
 12/31/2008 12.887  8.400       10
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.967        3
VISB 3  2.40%
 12/31/2007    N/A 13.368        0
 12/31/2008 13.368  8.763       89
VISB 4  2.70%
 12/31/2007    N/A 13.103        0
 12/31/2008 13.103  8.563       13
VISB 5  2.55%
 12/31/2007    N/A 13.235        0
 12/31/2008 13.235  8.662       20
VISB 6  2.85%
 12/31/2007    N/A 12.973        0
 12/31/2008 12.973  8.465        7
VISB 7  2.50%
 12/31/2007    N/A 13.279        0
 12/31/2008 13.279  8.696       32
VISB 8  2.80%
 12/31/2007    N/A 13.016        0
 12/31/2008 13.016  8.498       15
VISB 9  2.65%
 12/31/2007    N/A 13.147        0
 12/31/2008 13.147  8.596       36
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.729        1


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.368        0
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.530        5
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.629        0
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.433        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.932        2
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.662        1
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.465        1
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.563        6
VISI 10 2.65%
 12/31/2007    N/A 13.147        0
 12/31/2008 13.147  8.596       18
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.176       74
VISI 2  1.70%
 12/31/2007    N/A 14.008       24
 12/31/2008 14.008  9.246       34
VISI 3  2.10%
 12/31/2007    N/A 13.639        0
 12/31/2008 13.639  8.967      110
VISI 4  2.40%
 12/31/2007    N/A 13.368        0
 12/31/2008 13.368  8.763        9
VISI 5  2.25%
 12/31/2007    N/A 13.503        0
 12/31/2008 13.503  8.864       88
VISI 6  2.55%
 12/31/2007    N/A 13.235        0
 12/31/2008 13.235  8.662        6
VISI 7  2.20%
 12/31/2007    N/A 13.548        0
 12/31/2008 13.548  8.898      133
VISI 8  2.50%
 12/31/2007    N/A 13.279        0
 12/31/2008 13.279  8.696       46
VISI 9  2.35%
 12/31/2007    N/A 13.413        0
 12/31/2008 13.413  8.796      120
VISL 1  1.65%
 12/31/2007    N/A 14.055       31
 12/31/2008 14.055  9.282       46



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 10 2.90%
 12/31/2007    N/A 12.930        0
 12/31/2008 12.930  8.433       16
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.001       35
VISL 2  1.95%
 12/31/2007    N/A 13.776        8
 12/31/2008 13.776  9.071       22
VISL 3  2.35%
 12/31/2007    N/A 13.413        0
 12/31/2008 13.413  8.796       53
VISL 4  2.65%
 12/31/2007    N/A 13.147        0
 12/31/2008 13.147  8.596        7
VISL 5  2.50%
 12/31/2007    N/A 13.279        0
 12/31/2008 13.279  8.696       25
VISL 6  2.80%
 12/31/2007    N/A 13.016        0
 12/31/2008 13.016  8.498        1
VISL 7  2.45%
 12/31/2007    N/A 13.324        0
 12/31/2008 13.324  8.729       43
VISL 8  2.75%
 12/31/2007    N/A 13.060        0
 12/31/2008 13.060  8.530       11
VISL 9  2.60%
 12/31/2007    N/A 13.191        0
 12/31/2008 13.191  8.629       44
AZL Van Kampen Mid Cap Growth Fund
VISB 1  1.70%
 12/31/2007    N/A 15.872      220
 12/31/2008 15.872  8.033      310
VISB 10 2.95%
 12/31/2007    N/A 14.601        0
 12/31/2008 14.601  7.298       18
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.790       35
VISB 3  2.40%
 12/31/2007    N/A 15.147        0
 12/31/2008 15.147  7.613      171
VISB 4  2.70%
 12/31/2007    N/A 14.847        0
 12/31/2008 14.847  7.439       36
VISB 5  2.55%
 12/31/2007    N/A 14.996        0
 12/31/2008 14.996  7.525       74
VISB 6  2.85%
 12/31/2007    N/A 14.699        0
 12/31/2008 14.699  7.354       24
VISB 7  2.50%
 12/31/2007    N/A 15.046        0
 12/31/2008 15.046  7.554      172
VISB 8  2.80%
 12/31/2007    N/A 14.748        0
 12/31/2008 14.748  7.382       49


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 9  2.65%
 12/31/2007    N/A 14.897        0
 12/31/2008 14.897  7.468       97
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.583       27
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.270        1
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.411        0
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.497       41
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.326        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.760        3
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.525        5
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.354        2
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.439       11
VISI 10 2.65%
 12/31/2007    N/A 14.897        0
 12/31/2008 14.897  7.468       30
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.971      175
VISI 2  1.70%
 12/31/2007    N/A 15.872       61
 12/31/2008 15.872  8.033       94
VISI 3  2.10%
 12/31/2007    N/A 15.454        0
 12/31/2008 15.454  7.790      294
VISI 4  2.40%
 12/31/2007    N/A 15.147        0
 12/31/2008 15.147  7.613       27
VISI 5  2.25%
 12/31/2007    N/A 15.300        0
 12/31/2008 15.300  7.701      203
VISI 6  2.55%
 12/31/2007    N/A 14.996        0
 12/31/2008 14.996  7.525       10
VISI 7  2.20%
 12/31/2007    N/A 15.351        0
 12/31/2008 15.351  7.730      307
VISI 8  2.50%
 12/31/2007    N/A 15.046        0
 12/31/2008 15.046  7.554       75



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 9  2.35%
 12/31/2007    N/A 15.198        0
 12/31/2008 15.198  7.642      290
VISL 1  1.65%
 12/31/2007    N/A 15.925      117
 12/31/2008 15.925  8.064      222
VISL 10 2.90%
 12/31/2007    N/A 14.650        0
 12/31/2008 14.650  7.326       26
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.820       47
VISL 2  1.95%
 12/31/2007    N/A 15.609       69
 12/31/2008 15.609  7.880       54
VISL 3  2.35%
 12/31/2007    N/A 15.198        0
 12/31/2008 15.198  7.642       86
VISL 4  2.65%
 12/31/2007    N/A 14.897        0
 12/31/2008 14.897  7.468       37
VISL 5  2.50%
 12/31/2007    N/A 15.046        0
 12/31/2008 15.046  7.554       99
VISL 6  2.80%
 12/31/2007    N/A 14.748        0
 12/31/2008 14.748  7.382        5
VISL 7  2.45%
 12/31/2007    N/A 15.097        0
 12/31/2008 15.097  7.583      133
VISL 8  2.75%
 12/31/2007    N/A 14.797        0
 12/31/2008 14.797  7.411       44
VISL 9  2.60%
 12/31/2007    N/A 14.946        0
 12/31/2008 14.946  7.497      154
BlackRock Global Allocation V.I. Fund
VISB 1  1.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.903      258
VISB 10 2.95%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.837       52
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.882      135
VISB 3  2.40%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.866      179
VISB 4  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.851       14
VISB 5  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.858       74
VISB 6  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.843       20


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 7  2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.861      301
VISB 8  2.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.845      148
VISB 9  2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.853      308
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.864       41
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.835       66
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.848        2
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.856       66
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.840        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.880       53
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.858       69
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.843       38
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.851      108
VISI 10 2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.853      101
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.898      681
VISI 2  1.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.903       78
VISI 3  2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.882      665
VISI 4  2.40%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.866       56
VISI 5  2.25%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.874      411
VISI 6  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.858       21



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 7  2.20%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.877     1133
VISI 8  2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.861      186
VISI 9  2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.869     1190
VISL 1  1.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.906      123
VISL 10 2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.840       76
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.885      920
VISL 2  1.95%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.890       34
VISL 3  2.35%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.869      381
VISL 4  2.65%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.853       79
VISL 5  2.50%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.861      291
VISL 6  2.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.845       22
VISL 7  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.864      883
VISL 8  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.848      171
VISL 9  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.856      826
Davis VA Financial Portfolio
VISB 1  1.70%
 12/31/2007    N/A 15.460       32
 12/31/2008 15.460  8.152       48
VISB 10 2.95%
 12/31/2007    N/A 14.003        0
 12/31/2008 14.003  7.292        2
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.866       34
VISB 3  2.40%
 12/31/2007    N/A 14.626        0
 12/31/2008 14.626  7.659       39
VISB 4  2.70%
 12/31/2007    N/A 14.283        0
 12/31/2008 14.283  7.456       15


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 5  2.55%
 12/31/2007    N/A 14.454        0
 12/31/2008 14.454  7.557       15
VISB 6  2.85%
 12/31/2007    N/A 14.114        0
 12/31/2008 14.114  7.357        0
VISB 7  2.50%
 12/31/2007    N/A 14.511        0
 12/31/2008 14.511  7.591       42
VISB 8  2.80%
 12/31/2007    N/A 14.170        0
 12/31/2008 14.170  7.390       28
VISB 9  2.65%
 12/31/2007    N/A 14.340        0
 12/31/2008 14.340  7.490       46
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.624        1
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.259        0
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.423        3
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.523       10
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.324        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.831        0
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.557        9
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.357        4
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.456        2
VISI 10 2.65%
 12/31/2007    N/A 14.340        0
 12/31/2008 14.340  7.490       16
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  8.080       53
VISI 2  1.70%
 12/31/2007    N/A 15.460       15
 12/31/2008 15.460  8.152       24
VISI 3  2.10%
 12/31/2007    N/A 14.978        0
 12/31/2008 14.978  7.866       58
VISI 4  2.40%
 12/31/2007    N/A 14.626        0
 12/31/2008 14.626  7.659       38



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 5  2.25%
 12/31/2007    N/A 14.801        0
 12/31/2008 14.801  7.762       35
VISI 6  2.55%
 12/31/2007    N/A 14.454        0
 12/31/2008 14.454  7.557       27
VISI 7  2.20%
 12/31/2007    N/A 14.860        0
 12/31/2008 14.860  7.797      103
VISI 8  2.50%
 12/31/2007    N/A 14.511        0
 12/31/2008 14.511  7.591       19
VISI 9  2.35%
 12/31/2007    N/A 14.684        0
 12/31/2008 14.684  7.693       91
VISL 1  1.65%
 12/31/2007    N/A 15.522        9
 12/31/2008 15.522  8.189       18
VISL 10 2.90%
 12/31/2007    N/A 14.058        0
 12/31/2008 14.058  7.324       10
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.902       21
VISL 2  1.95%
 12/31/2007    N/A 15.157       22
 12/31/2008 15.157  7.972       29
VISL 3  2.35%
 12/31/2007    N/A 14.684        0
 12/31/2008 14.684  7.693       52
VISL 4  2.65%
 12/31/2007    N/A 14.340        0
 12/31/2008 14.340  7.490        1
VISL 5  2.50%
 12/31/2007    N/A 14.511        0
 12/31/2008 14.511  7.591       25
VISL 6  2.80%
 12/31/2007    N/A 14.170        0
 12/31/2008 14.170  7.390        1
VISL 7  2.45%
 12/31/2007    N/A 14.569        0
 12/31/2008 14.569  7.624       32
VISL 8  2.75%
 12/31/2007    N/A 14.226        0
 12/31/2008 14.226  7.423       13
VISL 9  2.60%
 12/31/2007    N/A 14.396        0
 12/31/2008 14.396  7.523       29
Franklin High Income Securities Fund
VISB 1  1.70%
 12/31/2007    N/A 23.984       55
 12/31/2008 23.984 18.066       54
VISB 10 2.95%
 12/31/2007    N/A 18.925        0
 12/31/2008 18.925 14.078        5
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 16.680        9


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 3  2.40%
 12/31/2007    N/A 21.004        0
 12/31/2008 21.004 15.711       18
VISB 4  2.70%
 12/31/2007    N/A 19.844        0
 12/31/2008 19.844 14.798        9
VISB 5  2.55%
 12/31/2007    N/A 20.416        0
 12/31/2008 20.416 15.248       16
VISB 6  2.85%
 12/31/2007    N/A 19.287        0
 12/31/2008 19.287 14.362        4
VISB 7  2.50%
 12/31/2007    N/A 20.610        0
 12/31/2008 20.610 15.401       23
VISB 8  2.80%
 12/31/2007    N/A 19.471        0
 12/31/2008 19.471 14.506       15
VISB 9  2.65%
 12/31/2007    N/A 20.032        0
 12/31/2008 20.032 14.947       20
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 15.555        5
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.938        0
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.651        0
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 15.097        4
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.219        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 16.515        2
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 15.248        4
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.362        0
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.798        3
VISI 10 2.65%
 12/31/2007    N/A 20.032        0
 12/31/2008 20.032 14.947        2
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 17.709       51
VISI 2  1.70%
 12/31/2007    N/A 23.984       22
 12/31/2008 23.984 18.066       15



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 3  2.10%
 12/31/2007    N/A 22.233        0
 12/31/2008 22.233 16.680       27
VISI 4  2.40%
 12/31/2007    N/A 21.004        0
 12/31/2008 21.004 15.711        9
VISI 5  2.25%
 12/31/2007    N/A 21.610        0
 12/31/2008 21.610 16.188       13
VISI 6  2.55%
 12/31/2007    N/A 20.416        0
 12/31/2008 20.416 15.248        2
VISI 7  2.20%
 12/31/2007    N/A 21.816        0
 12/31/2008 21.816 16.351       58
VISI 8  2.50%
 12/31/2007    N/A 20.610        0
 12/31/2008 20.610 15.401       21
VISI 9  2.35%
 12/31/2007    N/A 21.204        0
 12/31/2008 21.204 15.869       50
VISL 1  1.65%
 12/31/2007    N/A 24.212       34
 12/31/2008 24.212 18.247       43
VISL 10 2.90%
 12/31/2007    N/A 19.106        0
 12/31/2008 19.106 14.219        1
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 16.848       21
VISL 2  1.95%
 12/31/2007    N/A 22.874       12
 12/31/2008 22.874 17.187       13
VISL 3  2.35%
 12/31/2007    N/A 21.204        0
 12/31/2008 21.204 15.869       20
VISL 4  2.65%
 12/31/2007    N/A 20.032        0
 12/31/2008 20.032 14.947        9
VISL 5  2.50%
 12/31/2007    N/A 20.610        0
 12/31/2008 20.610 15.401        7
VISL 6  2.80%
 12/31/2007    N/A 19.471        0
 12/31/2008 19.471 14.506        0
VISL 7  2.45%
 12/31/2007    N/A 20.806        0
 12/31/2008 20.806 15.555       25
VISL 8  2.75%
 12/31/2007    N/A 19.656        0
 12/31/2008 19.656 14.651        4
VISL 9  2.60%
 12/31/2007    N/A 20.223        0
 12/31/2008 20.223 15.097       17
Franklin Income Securities Fund
VISB 1  1.70%
 12/31/2007    N/A 45.811      240
 12/31/2008 45.811 31.680      240


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 10 2.95%
 12/31/2007    N/A 36.149        0
 12/31/2008 36.149 24.687       16
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 29.250       55
VISB 3  2.40%
 12/31/2007    N/A 40.120        0
 12/31/2008 40.120 27.551       93
VISB 4  2.70%
 12/31/2007    N/A 37.903        0
 12/31/2008 37.903 25.950        5
VISB 5  2.55%
 12/31/2007    N/A 38.995        0
 12/31/2008 38.995 26.738       44
VISB 6  2.85%
 12/31/2007    N/A 36.840        0
 12/31/2008 36.840 25.185        3
VISB 7  2.50%
 12/31/2007    N/A 39.367        0
 12/31/2008 39.367 27.007       95
VISB 8  2.80%
 12/31/2007    N/A 37.191        0
 12/31/2008 37.191 25.437       29
VISB 9  2.65%
 12/31/2007    N/A 38.263        0
 12/31/2008 38.263 26.210       62
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 27.277        6
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 24.442        1
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 25.692        3
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 26.473        7
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 24.935        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 28.960       15
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 26.738        6
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 25.185        2
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 25.950        6
VISI 10 2.65%
 12/31/2007    N/A 38.263        0
 12/31/2008 38.263 26.210       29


   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 31.055      343
VISI 2  1.70%
 12/31/2007    N/A 45.811      102
 12/31/2008 45.811 31.680      109
VISI 3  2.10%
 12/31/2007    N/A 42.467        0
 12/31/2008 42.467 29.250      241
VISI 4  2.40%
 12/31/2007    N/A 40.120        0
 12/31/2008 40.120 27.551       35
VISI 5  2.25%
 12/31/2007    N/A 41.276        0
 12/31/2008 41.276 28.388      143
VISI 6  2.55%
 12/31/2007    N/A 38.995        0
 12/31/2008 38.995 26.738        7
VISI 7  2.20%
 12/31/2007    N/A 41.669        0
 12/31/2008 41.669 28.672      231
VISI 8  2.50%
 12/31/2007    N/A 39.367        0
 12/31/2008 39.367 27.007       75
VISI 9  2.35%
 12/31/2007    N/A 40.502        0
 12/31/2008 40.502 27.827      220
VISL 1  1.65%
 12/31/2007    N/A 46.247      257
 12/31/2008 46.247 31.998      283
VISL 10 2.90%
 12/31/2007    N/A 36.493        0
 12/31/2008 36.493 24.935       33
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 29.544      140
VISL 2  1.95%
 12/31/2007    N/A 43.691       85
 12/31/2008 43.691 30.139       71
VISL 3  2.35%
 12/31/2007    N/A 40.502        0
 12/31/2008 40.502 27.827      123
VISL 4  2.65%
 12/31/2007    N/A 38.263        0
 12/31/2008 38.263 26.210       19
VISL 5  2.50%
 12/31/2007    N/A 39.367        0
 12/31/2008 39.367 27.007       68
VISL 6  2.80%
 12/31/2007    N/A 37.191        0
 12/31/2008 37.191 25.437       13
VISL 7  2.45%
 12/31/2007    N/A 39.741        0
 12/31/2008 39.741 27.277      123
VISL 8  2.75%
 12/31/2007    N/A 37.545        0
 12/31/2008 37.545 25.692       27


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 9  2.60%
 12/31/2007    N/A 38.628        0
 12/31/2008 38.628 26.473      153
Franklin Templeton VIP Founding Funds Allocation Fund
VISB 1  1.70%
 12/31/2007    N/A  9.232      256
 12/31/2008  9.232  5.821      352
VISB 10 2.95%
 12/31/2007    N/A  9.175        0
 12/31/2008  9.175  5.712       86
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.786       82
VISB 3  2.40%
 12/31/2007    N/A  9.200        0
 12/31/2008  9.200  5.760      666
VISB 4  2.70%
 12/31/2007    N/A  9.187        0
 12/31/2008  9.187  5.734      136
VISB 5  2.55%
 12/31/2007    N/A  9.194        0
 12/31/2008  9.194  5.747      370
VISB 6  2.85%
 12/31/2007    N/A  9.180        0
 12/31/2008  9.180  5.721       65
VISB 7  2.50%
 12/31/2007    N/A  9.195        0
 12/31/2008  9.195  5.751      733
VISB 8  2.80%
 12/31/2007    N/A  9.182        0
 12/31/2008  9.182  5.725      100
VISB 9  2.65%
 12/31/2007    N/A  9.188        0
 12/31/2008  9.188  5.738      450
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.755       32
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.708       10
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.729        6
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.742        3
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.717        1
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.781       24
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.747       50
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.721       29



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.734       16
VISI 10 2.65%
 12/31/2007    N/A  9.188        0
 12/31/2008  9.188  5.738      278
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.812      415
VISI 2  1.70%
 12/31/2007    N/A  9.232       97
 12/31/2008  9.232  5.821      224
VISI 3  2.10%
 12/31/2007    N/A  9.214        0
 12/31/2008  9.214  5.786      968
VISI 4  2.40%
 12/31/2007    N/A  9.200        0
 12/31/2008  9.200  5.760      188
VISI 5  2.25%
 12/31/2007    N/A  9.207        0
 12/31/2008  9.207  5.773      809
VISI 6  2.55%
 12/31/2007    N/A  9.194        0
 12/31/2008  9.194  5.747       11
VISI 7  2.20%
 12/31/2007    N/A  9.209        0
 12/31/2008  9.209  5.777     1583
VISI 8  2.50%
 12/31/2007    N/A  9.195        0
 12/31/2008  9.195  5.751      441
VISI 9  2.35%
 12/31/2007    N/A  9.202        0
 12/31/2008  9.202  5.764     1510
VISL 1  1.65%
 12/31/2007    N/A  9.235      326
 12/31/2008  9.235  5.825      641
VISL 10 2.90%
 12/31/2007    N/A  9.177        0
 12/31/2008  9.177  5.717      130
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.790      172
VISL 2  1.95%
 12/31/2007    N/A  9.221       58
 12/31/2008  9.221  5.799       93
VISL 3  2.35%
 12/31/2007    N/A  9.203        0
 12/31/2008  9.203  5.764      738
VISL 4  2.65%
 12/31/2007    N/A  9.189        0
 12/31/2008  9.189  5.738      119
VISL 5  2.50%
 12/31/2007    N/A  9.196        0
 12/31/2008  9.196  5.751      263
VISL 6  2.80%
 12/31/2007    N/A  9.182        0
 12/31/2008  9.182  5.726       45


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 7  2.45%
 12/31/2007    N/A  9.198        0
 12/31/2008  9.198  5.755     1255
VISL 8  2.75%
 12/31/2007    N/A  9.184        0
 12/31/2008  9.184  5.729      191
VISL 9  2.60%
 12/31/2007    N/A  9.191        0
 12/31/2008  9.191  5.742      747
Franklin U.S. Government Fund
VISB 1  1.70%
 12/31/2007    N/A 24.767       29
 12/31/2008 24.767 26.196       55
VISB 10 2.95%
 12/31/2007    N/A 19.576        0
 12/31/2008 19.576 20.448       14
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 24.199       14
VISB 3  2.40%
 12/31/2007    N/A 21.711        0
 12/31/2008 21.711 22.803       68
VISB 4  2.70%
 12/31/2007    N/A 20.519        0
 12/31/2008 20.519 21.486        7
VISB 5  2.55%
 12/31/2007    N/A 21.106        0
 12/31/2008 21.106 22.135       20
VISB 6  2.85%
 12/31/2007    N/A 19.948        0
 12/31/2008 19.948 20.857       10
VISB 7  2.50%
 12/31/2007    N/A 21.306        0
 12/31/2008 21.306 22.355       64
VISB 8  2.80%
 12/31/2007    N/A 20.137        0
 12/31/2008 20.137 21.065       26
VISB 9  2.65%
 12/31/2007    N/A 20.713        0
 12/31/2008 20.713 21.700       52
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 22.578       19
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 20.246        0
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 21.274        2
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 21.916       15
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 20.651        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 23.961        7



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 22.135        4
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 20.857        0
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 21.486       11
VISI 10 2.65%
 12/31/2007    N/A 20.713        0
 12/31/2008 20.713 21.700       15
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 25.682       78
VISI 2  1.70%
 12/31/2007    N/A 24.767        8
 12/31/2008 24.767 26.196       32
VISI 3  2.10%
 12/31/2007    N/A 22.971        0
 12/31/2008 22.971 24.199       94
VISI 4  2.40%
 12/31/2007    N/A 21.711        0
 12/31/2008 21.711 22.803       17
VISI 5  2.25%
 12/31/2007    N/A 22.332        0
 12/31/2008 22.332 23.491       40
VISI 6  2.55%
 12/31/2007    N/A 21.106        0
 12/31/2008 21.106 22.135        1
VISI 7  2.20%
 12/31/2007    N/A 22.543        0
 12/31/2008 22.543 23.725      137
VISI 8  2.50%
 12/31/2007    N/A 21.306        0
 12/31/2008 21.306 22.355       24
VISI 9  2.35%
 12/31/2007    N/A 21.916        0
 12/31/2008 21.916 23.030      119
VISL 1  1.65%
 12/31/2007    N/A 25.001        9
 12/31/2008 25.001 26.457       13
VISL 10 2.90%
 12/31/2007    N/A 19.761        0
 12/31/2008 19.761 20.651        7
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 24.440       40
VISL 2  1.95%
 12/31/2007    N/A 23.629        0
 12/31/2008 23.629 24.930       13
VISL 3  2.35%
 12/31/2007    N/A 21.916        0
 12/31/2008 21.916 23.030       29
VISL 4  2.65%
 12/31/2007    N/A 20.713        0
 12/31/2008 20.713 21.700       19


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 5  2.50%
 12/31/2007    N/A 21.306        0
 12/31/2008 21.306 22.355       30
VISL 6  2.80%
 12/31/2007    N/A 20.137        0
 12/31/2008 20.137 21.065        4
VISL 7  2.45%
 12/31/2007    N/A 21.507        0
 12/31/2008 21.507 22.578       31
VISL 8  2.75%
 12/31/2007    N/A 20.327        0
 12/31/2008 20.327 21.274       11
VISL 9  2.60%
 12/31/2007    N/A 20.909        0
 12/31/2008 20.909 21.916       72
Franklin Zero Coupon Fund 2010
VISB 1  1.70%
 12/31/2007    N/A 37.784        7
 12/31/2008 37.784 39.930       25
VISB 10 2.95%
 12/31/2007    N/A 29.866        0
 12/31/2008 29.866 31.169        6
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 36.887        1
VISB 3  2.40%
 12/31/2007    N/A 33.122        0
 12/31/2008 33.122 34.758       31
VISB 4  2.70%
 12/31/2007    N/A 31.304        0
 12/31/2008 31.304 32.752        2
VISB 5  2.55%
 12/31/2007    N/A 32.200        0
 12/31/2008 32.200 33.740       28
VISB 6  2.85%
 12/31/2007    N/A 30.433        0
 12/31/2008 30.433 31.793        2
VISB 7  2.50%
 12/31/2007    N/A 32.504        0
 12/31/2008 32.504 34.076       27
VISB 8  2.80%
 12/31/2007    N/A 30.721        0
 12/31/2008 30.721 32.110        3
VISB 9  2.65%
 12/31/2007    N/A 31.600        0
 12/31/2008 31.600 33.078        7
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 34.416        1
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 30.862        2
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 32.429        0
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 33.408        1



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 31.479        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 36.524        0
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 33.740        4
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 31.793        0
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 32.752        0
VISI 10 2.65%
 12/31/2007    N/A 31.600        0
 12/31/2008 31.600 33.078        8
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 39.147       14
VISI 2  1.70%
 12/31/2007    N/A 37.784        1
 12/31/2008 37.784 39.930        9
VISI 3  2.10%
 12/31/2007    N/A 35.045        0
 12/31/2008 35.045 36.887       17
VISI 4  2.40%
 12/31/2007    N/A 33.122        0
 12/31/2008 33.122 34.758        8
VISI 5  2.25%
 12/31/2007    N/A 34.070        0
 12/31/2008 34.070 35.807       15
VISI 6  2.55%
 12/31/2007    N/A 32.200        0
 12/31/2008 32.200 33.740        0
VISI 7  2.20%
 12/31/2007    N/A 34.392        0
 12/31/2008 34.392 36.164       35
VISI 8  2.50%
 12/31/2007    N/A 32.504        0
 12/31/2008 32.504 34.076       12
VISI 9  2.35%
 12/31/2007    N/A 33.435        0
 12/31/2008 33.435 35.104       56
VISL 1  1.65%
 12/31/2007    N/A 38.141        1
 12/31/2008 38.141 40.328       10
VISL 10 2.90%
 12/31/2007    N/A 30.148        0
 12/31/2008 30.148 31.479        0
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 37.255        2
VISL 2  1.95%
 12/31/2007    N/A 36.048        0
 12/31/2008 36.048 38.000        1


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 3  2.35%
 12/31/2007    N/A 33.435        0
 12/31/2008 33.435 35.104       16
VISL 4  2.65%
 12/31/2007    N/A 31.600        0
 12/31/2008 31.600 33.078        1
VISL 5  2.50%
 12/31/2007    N/A 32.504        0
 12/31/2008 32.504 34.076        8
VISL 6  2.80%
 12/31/2007    N/A 30.721        0
 12/31/2008 30.721 32.110        0
VISL 7  2.45%
 12/31/2007    N/A 32.812        0
 12/31/2008 32.812 34.416       12
VISL 8  2.75%
 12/31/2007    N/A 31.011        0
 12/31/2008 31.011 32.429        8
VISL 9  2.60%
 12/31/2007    N/A 31.899        0
 12/31/2008 31.899 33.408       16
Mutual Global Discovery Securities Fund
VISB 1  1.70%
 12/31/2007    N/A 28.848      298
 12/31/2008 28.848 20.291      310
VISB 10 2.95%
 12/31/2007    N/A 25.094        0
 12/31/2008 25.094 17.430       25
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 19.328       17
VISB 3  2.40%
 12/31/2007    N/A 26.682        0
 12/31/2008 26.682 18.635       63
VISB 4  2.70%
 12/31/2007    N/A 25.803        0
 12/31/2008 25.803 17.968       11
VISB 5  2.55%
 12/31/2007    N/A 26.239        0
 12/31/2008 26.239 18.299       84
VISB 6  2.85%
 12/31/2007    N/A 25.375        0
 12/31/2008 25.375 17.643        5
VISB 7  2.50%
 12/31/2007    N/A 26.386        0
 12/31/2008 26.386 18.410       99
VISB 8  2.80%
 12/31/2007    N/A 25.517        0
 12/31/2008 25.517 17.751       53
VISB 9  2.65%
 12/31/2007    N/A 25.948        0
 12/31/2008 25.948 18.078       94
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 18.523        6
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 17.324        1



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 17.859        0
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 18.188        1
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 17.536        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 19.211        4
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 18.299        5
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 17.643        5
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 17.968        9
VISI 10 2.65%
 12/31/2007    N/A 25.948        0
 12/31/2008 25.948 18.078       33
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 20.046      152
VISI 2  1.70%
 12/31/2007    N/A 28.848       62
 12/31/2008 28.848 20.291       81
VISI 3  2.10%
 12/31/2007    N/A 27.590        0
 12/31/2008 27.590 19.328      167
VISI 4  2.40%
 12/31/2007    N/A 26.682        0
 12/31/2008 26.682 18.635       20
VISI 5  2.25%
 12/31/2007    N/A 27.132        0
 12/31/2008 27.132 18.978       82
VISI 6  2.55%
 12/31/2007    N/A 26.239        0
 12/31/2008 26.239 18.299        6
VISI 7  2.20%
 12/31/2007    N/A 27.283        0
 12/31/2008 27.283 19.094      239
VISI 8  2.50%
 12/31/2007    N/A 26.386        0
 12/31/2008 26.386 18.410       70
VISI 9  2.35%
 12/31/2007    N/A 26.831        0
 12/31/2008 26.831 18.749      277
VISL 1  1.65%
 12/31/2007    N/A 29.010      125
 12/31/2008 29.010 20.415      150
VISL 10 2.90%
 12/31/2007    N/A 25.234        0
 12/31/2008 25.234 17.536       24


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 19.446       65
VISL 2  1.95%
 12/31/2007    N/A 28.055       36
 12/31/2008 28.055 19.683       36
VISL 3  2.35%
 12/31/2007    N/A 26.831        0
 12/31/2008 26.831 18.749       76
VISL 4  2.65%
 12/31/2007    N/A 25.948        0
 12/31/2008 25.948 18.078       21
VISL 5  2.50%
 12/31/2007    N/A 26.386        0
 12/31/2008 26.386 18.410       57
VISL 6  2.80%
 12/31/2007    N/A 25.517        0
 12/31/2008 25.517 17.751       10
VISL 7  2.45%
 12/31/2007    N/A 26.533        0
 12/31/2008 26.533 18.523      108
VISL 8  2.75%
 12/31/2007    N/A 25.660        0
 12/31/2008 25.660 17.859       33
VISL 9  2.60%
 12/31/2007    N/A 26.093        0
 12/31/2008 26.093 18.188      140
Mutual Shares Securities Fund
VISB 1  1.70%
 12/31/2007    N/A 23.353      494
 12/31/2008 23.353 14.439      522
VISB 10 2.95%
 12/31/2007    N/A 20.314        0
 12/31/2008 20.314 12.403       25
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.754       24
VISB 3  2.40%
 12/31/2007    N/A 21.599        0
 12/31/2008 21.599 13.261      158
VISB 4  2.70%
 12/31/2007    N/A 20.888        0
 12/31/2008 20.888 12.786        9
VISB 5  2.55%
 12/31/2007    N/A 21.241        0
 12/31/2008 21.241 13.021       83
VISB 6  2.85%
 12/31/2007    N/A 20.541        0
 12/31/2008 20.541 12.555       10
VISB 7  2.50%
 12/31/2007    N/A 21.359        0
 12/31/2008 21.359 13.101      191
VISB 8  2.80%
 12/31/2007    N/A 20.656        0
 12/31/2008 20.656 12.632       40
VISB 9  2.65%
 12/31/2007    N/A 21.005        0
 12/31/2008 21.005 12.864      161



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.181       23
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.328        0
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.709        0
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.942       20
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.479        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.670        6
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.021        6
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.555        1
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 12.786       14
VISI 10 2.65%
 12/31/2007    N/A 21.005        0
 12/31/2008 21.005 12.864       44
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.265      202
VISI 2  1.70%
 12/31/2007    N/A 23.353      126
 12/31/2008 23.353 14.439      165
VISI 3  2.10%
 12/31/2007    N/A 22.334        0
 12/31/2008 22.334 13.754      310
VISI 4  2.40%
 12/31/2007    N/A 21.599        0
 12/31/2008 21.599 13.261       35
VISI 5  2.25%
 12/31/2007    N/A 21.963        0
 12/31/2008 21.963 13.505      214
VISI 6  2.55%
 12/31/2007    N/A 21.241        0
 12/31/2008 21.241 13.021       10
VISI 7  2.20%
 12/31/2007    N/A 22.086        0
 12/31/2008 22.086 13.587      388
VISI 8  2.50%
 12/31/2007    N/A 21.359        0
 12/31/2008 21.359 13.101       91
VISI 9  2.35%
 12/31/2007    N/A 21.720        0
 12/31/2008 21.720 13.342      366


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 1  1.65%
 12/31/2007    N/A 23.484      373
 12/31/2008 23.484 14.527      413
VISL 10 2.90%
 12/31/2007    N/A 20.427        0
 12/31/2008 20.427 12.479       19
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.837       67
VISL 2  1.95%
 12/31/2007    N/A 22.711       77
 12/31/2008 22.711 14.007       79
VISL 3  2.35%
 12/31/2007    N/A 21.720        0
 12/31/2008 21.720 13.342      157
VISL 4  2.65%
 12/31/2007    N/A 21.005        0
 12/31/2008 21.005 12.864       18
VISL 5  2.50%
 12/31/2007    N/A 21.359        0
 12/31/2008 21.359 13.101      104
VISL 6  2.80%
 12/31/2007    N/A 20.656        0
 12/31/2008 20.656 12.632        8
VISL 7  2.45%
 12/31/2007    N/A 21.479        0
 12/31/2008 21.479 13.181      178
VISL 8  2.75%
 12/31/2007    N/A 20.772        0
 12/31/2008 20.772 12.709       27
VISL 9  2.60%
 12/31/2007    N/A 21.122        0
 12/31/2008 21.122 12.942      159
OpCap Mid Cap Portfolio
VISB 1  1.70%
 12/31/2007    N/A 10.530      100
 12/31/2008 10.530  6.038      142
VISB 10 2.95%
 12/31/2007    N/A 10.312        0
 12/31/2008 10.312  5.839        4
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.974       25
VISB 3  2.40%
 12/31/2007    N/A 10.407        0
 12/31/2008 10.407  5.926       56
VISB 4  2.70%
 12/31/2007    N/A 10.355        0
 12/31/2008 10.355  5.878        6
VISB 5  2.55%
 12/31/2007    N/A 10.381        0
 12/31/2008 10.381  5.902       35
VISB 6  2.85%
 12/31/2007    N/A 10.329        0
 12/31/2008 10.329  5.855       20
VISB 7  2.50%
 12/31/2007    N/A 10.390        0
 12/31/2008 10.390  5.910       80



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 8  2.80%
 12/31/2007    N/A 10.338        0
 12/31/2008 10.338  5.863       31
VISB 9  2.65%
 12/31/2007    N/A 10.364        0
 12/31/2008 10.364  5.886       78
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.918        1
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.831        1
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.870        0
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.894        0
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.847        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.966        1
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.902        0
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.855        2
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.878        5
VISI 10 2.65%
 12/31/2007    N/A 10.364        0
 12/31/2008 10.364  5.886       40
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.022      153
VISI 2  1.70%
 12/31/2007    N/A 10.530       41
 12/31/2008 10.530  6.038       55
VISI 3  2.10%
 12/31/2007    N/A 10.460        0
 12/31/2008 10.460  5.974      106
VISI 4  2.40%
 12/31/2007    N/A 10.407        0
 12/31/2008 10.407  5.926       18
VISI 5  2.25%
 12/31/2007    N/A 10.433        0
 12/31/2008 10.433  5.950       60
VISI 6  2.55%
 12/31/2007    N/A 10.381        0
 12/31/2008 10.381  5.902        4
VISI 7  2.20%
 12/31/2007    N/A 10.442        0
 12/31/2008 10.442  5.958      176


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 8  2.50%
 12/31/2007    N/A 10.390        0
 12/31/2008 10.390  5.910       47
VISI 9  2.35%
 12/31/2007    N/A 10.416        0
 12/31/2008 10.416  5.934      192
VISL 1  1.65%
 12/31/2007    N/A 10.539       40
 12/31/2008 10.539  6.046       62
VISL 10 2.90%
 12/31/2007    N/A 10.320        0
 12/31/2008 10.320  5.847       12
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  5.982       25
VISL 2  1.95%
 12/31/2007    N/A 10.486       27
 12/31/2008 10.486  5.998       30
VISL 3  2.35%
 12/31/2007    N/A 10.416        0
 12/31/2008 10.416  5.934       27
VISL 4  2.65%
 12/31/2007    N/A 10.364        0
 12/31/2008 10.364  5.886        4
VISL 5  2.50%
 12/31/2007    N/A 10.390        0
 12/31/2008 10.390  5.910       23
VISL 6  2.80%
 12/31/2007    N/A 10.338        0
 12/31/2008 10.338  5.863        1
VISL 7  2.45%
 12/31/2007    N/A 10.398        0
 12/31/2008 10.398  5.918       49
VISL 8  2.75%
 12/31/2007    N/A 10.346        0
 12/31/2008 10.346  5.870       11
VISL 9  2.60%
 12/31/2007    N/A 10.372        0
 12/31/2008 10.372  5.894       75
PIMCO VIT All Asset Portfolio
VISB 1  1.70%
 12/31/2007    N/A 12.811       33
 12/31/2008 12.811 10.599       57
VISB 10 2.95%
 12/31/2007    N/A 12.236        0
 12/31/2008 12.236  9.997        7
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.403       53
VISB 3  2.40%
 12/31/2007    N/A 12.486        0
 12/31/2008 12.486 10.258       37
VISB 4  2.70%
 12/31/2007    N/A 12.349        0
 12/31/2008 12.349 10.115        5
VISB 5  2.55%
 12/31/2007    N/A 12.417        0
 12/31/2008 12.417 10.186        7



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 6  2.85%
 12/31/2007    N/A 12.281        0
 12/31/2008 12.281 10.044        3
VISB 7  2.50%
 12/31/2007    N/A 12.440        0
 12/31/2008 12.440 10.210       32
VISB 8  2.80%
 12/31/2007    N/A 12.304        0
 12/31/2008 12.304 10.068       11
VISB 9  2.65%
 12/31/2007    N/A 12.372        0
 12/31/2008 12.372 10.139       31
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.234        7
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.974        0
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.091        1
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.162        6
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.021        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.378        8
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.186        6
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.044        0
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.115        4
VISI 10 2.65%
 12/31/2007    N/A 12.372        0
 12/31/2008 12.372 10.139       16
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.550      128
VISI 2  1.70%
 12/31/2007    N/A 12.811       10
 12/31/2008 12.811 10.599       20
VISI 3  2.10%
 12/31/2007    N/A 12.624        0
 12/31/2008 12.624 10.403      123
VISI 4  2.40%
 12/31/2007    N/A 12.486        0
 12/31/2008 12.486 10.258        5
VISI 5  2.25%
 12/31/2007    N/A 12.555        0
 12/31/2008 12.555 10.330       42


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 6  2.55%
 12/31/2007    N/A 12.417        0
 12/31/2008 12.417 10.186        6
VISI 7  2.20%
 12/31/2007    N/A 12.578        0
 12/31/2008 12.578 10.354      122
VISI 8  2.50%
 12/31/2007    N/A 12.440        0
 12/31/2008 12.440 10.210       31
VISI 9  2.35%
 12/31/2007    N/A 12.509        0
 12/31/2008 12.509 10.282      141
VISL 1  1.65%
 12/31/2007    N/A 12.834       53
 12/31/2008 12.834 10.624       97
VISL 10 2.90%
 12/31/2007    N/A 12.259        0
 12/31/2008 12.259 10.021        9
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.427      262
VISL 2  1.95%
 12/31/2007    N/A 12.694        3
 12/31/2008 12.694 10.476        9
VISL 3  2.35%
 12/31/2007    N/A 12.509        0
 12/31/2008 12.509 10.282       93
VISL 4  2.65%
 12/31/2007    N/A 12.372        0
 12/31/2008 12.372 10.139        8
VISL 5  2.50%
 12/31/2007    N/A 12.440        0
 12/31/2008 12.440 10.210       40
VISL 6  2.80%
 12/31/2007    N/A 12.304        0
 12/31/2008 12.304 10.068        2
VISL 7  2.45%
 12/31/2007    N/A 12.463        0
 12/31/2008 12.463 10.234      124
VISL 8  2.75%
 12/31/2007    N/A 12.326        0
 12/31/2008 12.326 10.091       16
VISL 9  2.60%
 12/31/2007    N/A 12.394        0
 12/31/2008 12.394 10.162      164
PIMCO VIT CommodityRealReturn Strategy Portfolio
VISB 1  1.70%
 12/31/2007    N/A 12.713       90
 12/31/2008 12.713  7.025      199
VISB 10 2.95%
 12/31/2007    N/A 12.295        0
 12/31/2008 12.295  6.710       46
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.923       75
VISB 3  2.40%
 12/31/2007    N/A 12.478        0
 12/31/2008 12.478  6.847      117



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 4  2.70%
 12/31/2007    N/A 12.378        0
 12/31/2008 12.378  6.772       33
VISB 5  2.55%
 12/31/2007    N/A 12.428        0
 12/31/2008 12.428  6.809       70
VISB 6  2.85%
 12/31/2007    N/A 12.328        0
 12/31/2008 12.328  6.734       20
VISB 7  2.50%
 12/31/2007    N/A 12.444        0
 12/31/2008 12.444  6.822      201
VISB 8  2.80%
 12/31/2007    N/A 12.345        0
 12/31/2008 12.345  6.747       63
VISB 9  2.65%
 12/31/2007    N/A 12.394        0
 12/31/2008 12.394  6.784      140
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.834       28
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.697        3
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.759        1
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.797       17
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.722        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.910       15
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.809       12
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.734        1
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.772       14
VISI 10 2.65%
 12/31/2007    N/A 12.394        0
 12/31/2008 12.394  6.784       52
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.000      241
VISI 2  1.70%
 12/31/2007    N/A 12.713       23
 12/31/2008 12.713  7.025       48
VISI 3  2.10%
 12/31/2007    N/A 12.578        0
 12/31/2008 12.578  6.923      213


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 4  2.40%
 12/31/2007    N/A 12.478        0
 12/31/2008 12.478  6.847       70
VISI 5  2.25%
 12/31/2007    N/A 12.528        0
 12/31/2008 12.528  6.885      159
VISI 6  2.55%
 12/31/2007    N/A 12.428        0
 12/31/2008 12.428  6.809        6
VISI 7  2.20%
 12/31/2007    N/A 12.544        0
 12/31/2008 12.544  6.897      414
VISI 8  2.50%
 12/31/2007    N/A 12.444        0
 12/31/2008 12.444  6.822       77
VISI 9  2.35%
 12/31/2007    N/A 12.494        0
 12/31/2008 12.494  6.859      387
VISL 1  1.65%
 12/31/2007    N/A 12.730       54
 12/31/2008 12.730  7.038      105
VISL 10 2.90%
 12/31/2007    N/A 12.312        0
 12/31/2008 12.312  6.722       43
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  6.935      101
VISL 2  1.95%
 12/31/2007    N/A 12.629       13
 12/31/2008 12.629  6.961       34
VISL 3  2.35%
 12/31/2007    N/A 12.494        0
 12/31/2008 12.494  6.859      126
VISL 4  2.65%
 12/31/2007    N/A 12.394        0
 12/31/2008 12.394  6.784       26
VISL 5  2.50%
 12/31/2007    N/A 12.444        0
 12/31/2008 12.444  6.822       82
VISL 6  2.80%
 12/31/2007    N/A 12.345        0
 12/31/2008 12.345  6.747       17
VISL 7  2.45%
 12/31/2007    N/A 12.461        0
 12/31/2008 12.461  6.834      154
VISL 8  2.75%
 12/31/2007    N/A 12.361        0
 12/31/2008 12.361  6.759       35
VISL 9  2.60%
 12/31/2007    N/A 12.411        0
 12/31/2008 12.411  6.797      103
PIMCO VIT Emerging Markets Bond Portfolio
VISB 1  1.70%
 12/31/2007    N/A 12.189       99
 12/31/2008 12.189 10.234      100
VISB 10 2.95%
 12/31/2007    N/A 11.788        0
 12/31/2008 11.788  9.774        4




   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.084       16
VISB 3  2.40%
 12/31/2007    N/A 11.963        0
 12/31/2008 11.963  9.974       57
VISB 4  2.70%
 12/31/2007    N/A 11.867        0
 12/31/2008 11.867  9.864       10
VISB 5  2.55%
 12/31/2007    N/A 11.915        0
 12/31/2008 11.915  9.919       22
VISB 6  2.85%
 12/31/2007    N/A 11.820        0
 12/31/2008 11.820  9.810        6
VISB 7  2.50%
 12/31/2007    N/A 11.931        0
 12/31/2008 11.931  9.937       40
VISB 8  2.80%
 12/31/2007    N/A 11.835        0
 12/31/2008 11.835  9.828        7
VISB 9  2.65%
 12/31/2007    N/A 11.883        0
 12/31/2008 11.883  9.882       31
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.955        1
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.756        0
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.846        0
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.901        1
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.792        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.066        1
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.919        0
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.810        0
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.864        1
VISI 10 2.65%
 12/31/2007    N/A 11.883        0
 12/31/2008 11.883  9.882        1
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.196       47


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 2  1.70%
 12/31/2007    N/A 12.189       28
 12/31/2008 12.189 10.234       34
VISI 3  2.10%
 12/31/2007    N/A 12.059        0
 12/31/2008 12.059 10.084       55
VISI 4  2.40%
 12/31/2007    N/A 11.963        0
 12/31/2008 11.963  9.974        6
VISI 5  2.25%
 12/31/2007    N/A 12.011        0
 12/31/2008 12.011 10.029       22
VISI 6  2.55%
 12/31/2007    N/A 11.915        0
 12/31/2008 11.915  9.919        4
VISI 7  2.20%
 12/31/2007    N/A 12.027        0
 12/31/2008 12.027 10.047      126
VISI 8  2.50%
 12/31/2007    N/A 11.931        0
 12/31/2008 11.931  9.937       32
VISI 9  2.35%
 12/31/2007    N/A 11.979        0
 12/31/2008 11.979  9.992       77
VISL 1  1.65%
 12/31/2007    N/A 12.205       23
 12/31/2008 12.205 10.253       29
VISL 10 2.90%
 12/31/2007    N/A 11.804        0
 12/31/2008 11.804  9.792       11
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.103       16
VISL 2  1.95%
 12/31/2007    N/A 12.108       15
 12/31/2008 12.108 10.140       13
VISL 3  2.35%
 12/31/2007    N/A 11.979        0
 12/31/2008 11.979  9.992       33
VISL 4  2.65%
 12/31/2007    N/A 11.883        0
 12/31/2008 11.883  9.882        9
VISL 5  2.50%
 12/31/2007    N/A 11.931        0
 12/31/2008 11.931  9.937       18
VISL 6  2.80%
 12/31/2007    N/A 11.835        0
 12/31/2008 11.835  9.828        3
VISL 7  2.45%
 12/31/2007    N/A 11.947        0
 12/31/2008 11.947  9.955       48
VISL 8  2.75%
 12/31/2007    N/A 11.851        0
 12/31/2008 11.851  9.846       19
VISL 9  2.60%
 12/31/2007    N/A 11.899        0
 12/31/2008 11.899  9.901       38



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

PIMCO VIT Global Bond Portfolio (Unhedged)
VISB 1  1.70%
 12/31/2007    N/A 10.357      176
 12/31/2008 10.357 10.096      167
VISB 10 2.95%
 12/31/2007    N/A 10.016        0
 12/31/2008 10.016  9.642        6
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.948       16
VISB 3  2.40%
 12/31/2007    N/A 10.165        0
 12/31/2008 10.165  9.839       54
VISB 4  2.70%
 12/31/2007    N/A 10.084        0
 12/31/2008 10.084  9.731       24
VISB 5  2.55%
 12/31/2007    N/A 10.124        0
 12/31/2008 10.124  9.785       32
VISB 6  2.85%
 12/31/2007    N/A 10.043        0
 12/31/2008 10.043  9.678        1
VISB 7  2.50%
 12/31/2007    N/A 10.138        0
 12/31/2008 10.138  9.803       89
VISB 8  2.80%
 12/31/2007    N/A 10.057        0
 12/31/2008 10.057  9.695       18
VISB 9  2.65%
 12/31/2007    N/A 10.097        0
 12/31/2008 10.097  9.749       57
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.821        6
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.624        1
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.713        1
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.767       14
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.660        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.930        6
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.785        3
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.678        1
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.731        7


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 10 2.65%
 12/31/2007    N/A 10.097        0
 12/31/2008 10.097  9.749       24
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.059       91
VISI 2  1.70%
 12/31/2007    N/A 10.357       36
 12/31/2008 10.357 10.096       56
VISI 3  2.10%
 12/31/2007    N/A 10.247        0
 12/31/2008 10.247  9.948       84
VISI 4  2.40%
 12/31/2007    N/A 10.165        0
 12/31/2008 10.165  9.839       20
VISI 5  2.25%
 12/31/2007    N/A 10.206        0
 12/31/2008 10.206  9.894       70
VISI 6  2.55%
 12/31/2007    N/A 10.124        0
 12/31/2008 10.124  9.785        2
VISI 7  2.20%
 12/31/2007    N/A 10.219        0
 12/31/2008 10.219  9.912      188
VISI 8  2.50%
 12/31/2007    N/A 10.138        0
 12/31/2008 10.138  9.803       23
VISI 9  2.35%
 12/31/2007    N/A 10.178        0
 12/31/2008 10.178  9.857      168
VISL 1  1.65%
 12/31/2007    N/A 10.371       34
 12/31/2008 10.371 10.114       56
VISL 10 2.90%
 12/31/2007    N/A 10.030        0
 12/31/2008 10.030  9.660       12
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.967       93
VISL 2  1.95%
 12/31/2007    N/A 10.288       26
 12/31/2008 10.288 10.003       30
VISL 3  2.35%
 12/31/2007    N/A 10.178        0
 12/31/2008 10.178  9.857       78
VISL 4  2.65%
 12/31/2007    N/A 10.097        0
 12/31/2008 10.097  9.749       18
VISL 5  2.50%
 12/31/2007    N/A 10.138        0
 12/31/2008 10.138  9.803       73
VISL 6  2.80%
 12/31/2007    N/A 10.057        0
 12/31/2008 10.057  9.695       10
VISL 7  2.45%
 12/31/2007    N/A 10.151        0
 12/31/2008 10.151  9.821       52



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 8  2.75%
 12/31/2007    N/A 10.070        0
 12/31/2008 10.070  9.713       21
VISL 9  2.60%
 12/31/2007    N/A 10.111        0
 12/31/2008 10.111  9.767       58
PIMCO VIT High Yield Portfolio
VISB 1  1.70%
 12/31/2007    N/A 13.962       51
 12/31/2008 13.962 10.494       51
VISB 10 2.95%
 12/31/2007    N/A 12.645        0
 12/31/2008 12.645  9.387        8
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.126       16
VISB 3  2.40%
 12/31/2007    N/A 13.209        0
 12/31/2008 13.209  9.859       27
VISB 4  2.70%
 12/31/2007    N/A 12.898        0
 12/31/2008 12.898  9.599        9
VISB 5  2.55%
 12/31/2007    N/A 13.053        0
 12/31/2008 13.053  9.728       19
VISB 6  2.85%
 12/31/2007    N/A 12.746        0
 12/31/2008 12.746  9.471        4
VISB 7  2.50%
 12/31/2007    N/A 13.104        0
 12/31/2008 13.104  9.771       34
VISB 8  2.80%
 12/31/2007    N/A 12.797        0
 12/31/2008 12.797  9.513        3
VISB 9  2.65%
 12/31/2007    N/A 12.950        0
 12/31/2008 12.950  9.641       19
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.815        1
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.345        0
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.556        2
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.685        0
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.429        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.081        6
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.728        2


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.471        0
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  9.599        3
VISI 10 2.65%
 12/31/2007    N/A 12.950        0
 12/31/2008 12.950  9.641       12
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.401       44
VISI 2  1.70%
 12/31/2007    N/A 13.962        9
 12/31/2008 13.962 10.494       13
VISI 3  2.10%
 12/31/2007    N/A 13.526        0
 12/31/2008 13.526 10.126       47
VISI 4  2.40%
 12/31/2007    N/A 13.209        0
 12/31/2008 13.209  9.859       15
VISI 5  2.25%
 12/31/2007    N/A 13.366        0
 12/31/2008 13.366  9.992       50
VISI 6  2.55%
 12/31/2007    N/A 13.053        0
 12/31/2008 13.053  9.728        1
VISI 7  2.20%
 12/31/2007    N/A 13.419        0
 12/31/2008 13.419 10.037       93
VISI 8  2.50%
 12/31/2007    N/A 13.104        0
 12/31/2008 13.104  9.771       16
VISI 9  2.35%
 12/31/2007    N/A 13.261        0
 12/31/2008 13.261  9.903       71
VISL 1  1.65%
 12/31/2007    N/A 14.017       24
 12/31/2008 14.017 10.541       30
VISL 10 2.90%
 12/31/2007    N/A 12.696        0
 12/31/2008 12.696  9.429       21
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.172       22
VISL 2  1.95%
 12/31/2007    N/A 13.688        4
 12/31/2008 13.688 10.263        6
VISL 3  2.35%
 12/31/2007    N/A 13.261        0
 12/31/2008 13.261  9.903       42
VISL 4  2.65%
 12/31/2007    N/A 12.950        0
 12/31/2008 12.950  9.641        8
VISL 5  2.50%
 12/31/2007    N/A 13.104        0
 12/31/2008 13.104  9.771       19



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 6  2.80%
 12/31/2007    N/A 12.797        0
 12/31/2008 12.797  9.513        0
VISL 7  2.45%
 12/31/2007    N/A 13.156        0
 12/31/2008 13.156  9.815       50
VISL 8  2.75%
 12/31/2007    N/A 12.847        0
 12/31/2008 12.847  9.556       15
VISL 9  2.60%
 12/31/2007    N/A 13.001        0
 12/31/2008 13.001  9.685       41
PIMCO VIT Real Return Portfolio
VISB 1  1.70%
 12/31/2007    N/A 12.153       67
 12/31/2008 12.153 11.104      144
VISB 10 2.95%
 12/31/2007    N/A 11.463        0
 12/31/2008 11.463 10.344       21
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.855       35
VISB 3  2.40%
 12/31/2007    N/A 11.761        0
 12/31/2008 11.761 10.672      127
VISB 4  2.70%
 12/31/2007    N/A 11.598        0
 12/31/2008 11.598 10.491       10
VISB 5  2.55%
 12/31/2007    N/A 11.679        0
 12/31/2008 11.679 10.581       63
VISB 6  2.85%
 12/31/2007    N/A 11.516        0
 12/31/2008 11.516 10.403       10
VISB 7  2.50%
 12/31/2007    N/A 11.706        0
 12/31/2008 11.706 10.611      156
VISB 8  2.80%
 12/31/2007    N/A 11.543        0
 12/31/2008 11.543 10.432       26
VISB 9  2.65%
 12/31/2007    N/A 11.625        0
 12/31/2008 11.625 10.521      263
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.641       17
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.314        3
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.462        1
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.551       30
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.373        0


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.824       16
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.581       12
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.403        1
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.491       16
VISI 10 2.65%
 12/31/2007    N/A 11.625        0
 12/31/2008 11.625 10.521       29
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 11.042      122
VISI 2  1.70%
 12/31/2007    N/A 12.153       11
 12/31/2008 12.153 11.104       47
VISI 3  2.10%
 12/31/2007    N/A 11.927        0
 12/31/2008 11.927 10.855      218
VISI 4  2.40%
 12/31/2007    N/A 11.761        0
 12/31/2008 11.761 10.672       33
VISI 5  2.25%
 12/31/2007    N/A 11.844        0
 12/31/2008 11.844 10.763      114
VISI 6  2.55%
 12/31/2007    N/A 11.679        0
 12/31/2008 11.679 10.581       12
VISI 7  2.20%
 12/31/2007    N/A 11.872        0
 12/31/2008 11.872 10.794      262
VISI 8  2.50%
 12/31/2007    N/A 11.706        0
 12/31/2008 11.706 10.611       37
VISI 9  2.35%
 12/31/2007    N/A 11.789        0
 12/31/2008 11.789 10.702      341
VISL 1  1.65%
 12/31/2007    N/A 12.181       36
 12/31/2008 12.181 11.136       64
VISL 10 2.90%
 12/31/2007    N/A 11.490        0
 12/31/2008 11.490 10.373       22
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 10.886       75
VISL 2  1.95%
 12/31/2007    N/A 12.011       22
 12/31/2008 12.011 10.948       37
VISL 3  2.35%
 12/31/2007    N/A 11.789        0
 12/31/2008 11.789 10.702       91



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 4  2.65%
 12/31/2007    N/A 11.625        0
 12/31/2008 11.625 10.521       38
VISL 5  2.50%
 12/31/2007    N/A 11.706        0
 12/31/2008 11.706 10.611       91
VISL 6  2.80%
 12/31/2007    N/A 11.543        0
 12/31/2008 11.543 10.432       11
VISL 7  2.45%
 12/31/2007    N/A 11.734        0
 12/31/2008 11.734 10.641      120
VISL 8  2.75%
 12/31/2007    N/A 11.570        0
 12/31/2008 11.570 10.462       20
VISL 9  2.60%
 12/31/2007    N/A 11.652        0
 12/31/2008 11.652 10.551      105
PIMCO VIT Total Return Portfolio
VISB 1  1.70%
 12/31/2007    N/A 14.634      512
 12/31/2008 14.634 15.077      188
VISB 10 2.95%
 12/31/2007    N/A 13.254        0
 12/31/2008 13.254 13.486       23
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.548       30
VISB 3  2.40%
 12/31/2007    N/A 13.844        0
 12/31/2008 13.844 14.164      988
VISB 4  2.70%
 12/31/2007    N/A 13.519        0
 12/31/2008 13.519 13.790       15
VISB 5  2.55%
 12/31/2007    N/A 13.681        0
 12/31/2008 13.681 13.976       48
VISB 6  2.85%
 12/31/2007    N/A 13.360        0
 12/31/2008 13.360 13.606        9
VISB 7  2.50%
 12/31/2007    N/A 13.735        0
 12/31/2008 13.735 14.038      129
VISB 8  2.80%
 12/31/2007    N/A 13.413        0
 12/31/2008 13.413 13.667       42
VISB 9  2.65%
 12/31/2007    N/A 13.573        0
 12/31/2008 13.573 13.851      224
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.101       23
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.425        2
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.728        7


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.913       27
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.546        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.484        6
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.976       10
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.606        5
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.790       39
VISI 10 2.65%
 12/31/2007    N/A 13.573        0
 12/31/2008 13.573 13.851       37
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.943      292
VISI 2  1.70%
 12/31/2007    N/A 14.634       45
 12/31/2008 14.634 15.077       93
VISI 3  2.10%
 12/31/2007    N/A 14.177        0
 12/31/2008 14.177 14.548      279
VISI 4  2.40%
 12/31/2007    N/A 13.844        0
 12/31/2008 13.844 14.164       10
VISI 5  2.25%
 12/31/2007    N/A 14.010        0
 12/31/2008 14.010 14.355      198
VISI 6  2.55%
 12/31/2007    N/A 13.681        0
 12/31/2008 13.681 13.976        6
VISI 7  2.20%
 12/31/2007    N/A 14.065        0
 12/31/2008 14.065 14.419      484
VISI 8  2.50%
 12/31/2007    N/A 13.735        0
 12/31/2008 13.735 14.038       64
VISI 9  2.35%
 12/31/2007    N/A 13.899        0
 12/31/2008 13.899 14.227      459
VISL 1  1.65%
 12/31/2007    N/A 14.692       83
 12/31/2008 14.692 15.144      164
VISL 10 2.90%
 12/31/2007    N/A 13.307        0
 12/31/2008 13.307 13.546       36
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.613      189



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 2  1.95%
 12/31/2007    N/A 14.347        7
 12/31/2008 14.347 14.744       35
VISL 3  2.35%
 12/31/2007    N/A 13.899        0
 12/31/2008 13.899 14.227      177
VISL 4  2.65%
 12/31/2007    N/A 13.573        0
 12/31/2008 13.573 13.851       41
VISL 5  2.50%
 12/31/2007    N/A 13.735        0
 12/31/2008 13.735 14.038       98
VISL 6  2.80%
 12/31/2007    N/A 13.413        0
 12/31/2008 13.413 13.667       15
VISL 7  2.45%
 12/31/2007    N/A 13.790        0
 12/31/2008 13.790 14.101      252
VISL 8  2.75%
 12/31/2007    N/A 13.466        0
 12/31/2008 13.466 13.728       44
VISL 9  2.60%
 12/31/2007    N/A 13.627        0
 12/31/2008 13.627 13.913      328
Templeton Global Bond Securities Fund
VISB 1  1.70%
 12/31/2007    N/A 30.650       67
 12/31/2008 30.650 32.002       63
VISB 10 2.95%
 12/31/2007    N/A 24.137        0
 12/31/2008 24.137 24.888        3
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 29.628        5
VISB 3  2.40%
 12/31/2007    N/A 26.971        0
 12/31/2008 26.971 27.964       37
VISB 4  2.70%
 12/31/2007    N/A 25.533        0
 12/31/2008 25.533 26.394        8
VISB 5  2.55%
 12/31/2007    N/A 26.243        0
 12/31/2008 26.243 27.168       17
VISB 6  2.85%
 12/31/2007    N/A 24.843        0
 12/31/2008 24.843 25.642        2
VISB 7  2.50%
 12/31/2007    N/A 26.285        0
 12/31/2008 26.285 27.225       41
VISB 8  2.80%
 12/31/2007    N/A 24.833        0
 12/31/2008 24.833 25.644        9
VISB 9  2.65%
 12/31/2007    N/A 25.549        0
 12/31/2008 25.549 26.423       28
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 27.498       14


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 24.641        0
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 25.901        0
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 26.688        4
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 25.137        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 29.194        5
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 27.168       10
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 25.642        1
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 26.394       11
VISI 10 2.65%
 12/31/2007    N/A 25.549        0
 12/31/2008 25.549 26.423       21
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 31.306       71
VISI 2  1.70%
 12/31/2007    N/A 30.650       29
 12/31/2008 30.650 32.002       29
VISI 3  2.10%
 12/31/2007    N/A 28.491        0
 12/31/2008 28.491 29.628       81
VISI 4  2.40%
 12/31/2007    N/A 26.971        0
 12/31/2008 26.971 27.964       11
VISI 5  2.25%
 12/31/2007    N/A 27.721        0
 12/31/2008 27.721 28.784       35
VISI 6  2.55%
 12/31/2007    N/A 26.243        0
 12/31/2008 26.243 27.168        2
VISI 7  2.20%
 12/31/2007    N/A 27.823        0
 12/31/2008 27.823 28.905      115
VISI 8  2.50%
 12/31/2007    N/A 26.285        0
 12/31/2008 26.285 27.225       10
VISI 9  2.35%
 12/31/2007    N/A 27.043        0
 12/31/2008 27.043 28.053       72
VISL 1  1.65%
 12/31/2007    N/A 30.931       56
 12/31/2008 30.931 32.312       56



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 10 2.90%
 12/31/2007    N/A 24.367        0
 12/31/2008 24.367 25.137        9
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 29.783       62
VISL 2  1.95%
 12/31/2007    N/A 29.282       15
 12/31/2008 29.282 30.497       17
VISL 3  2.35%
 12/31/2007    N/A 27.219        0
 12/31/2008 27.219 28.235       33
VISL 4  2.65%
 12/31/2007    N/A 25.768        0
 12/31/2008 25.768 26.649        7
VISL 5  2.50%
 12/31/2007    N/A 26.483        0
 12/31/2008 26.483 27.431       34
VISL 6  2.80%
 12/31/2007    N/A 25.071        0
 12/31/2008 25.071 25.890        7
VISL 7  2.45%
 12/31/2007    N/A 26.535        0
 12/31/2008 26.535 27.498       54
VISL 8  2.75%
 12/31/2007    N/A 25.069        0
 12/31/2008 25.069 25.901        9
VISL 9  2.60%
 12/31/2007    N/A 25.792        0
 12/31/2008 25.792 26.688       73
Templeton Growth Securities Fund
VISB 1  1.70%
 12/31/2007    N/A 28.340      213
 12/31/2008 28.340 16.069      265
VISB 10 2.95%
 12/31/2007    N/A 23.847        0
 12/31/2008 23.847 13.353       15
VISB 11 2.10%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 15.145       25
VISB 3  2.40%
 12/31/2007    N/A 25.729        0
 12/31/2008 25.729 14.487      106
VISB 4  2.70%
 12/31/2007    N/A 24.684        0
 12/31/2008 24.684 13.857        6
VISB 5  2.55%
 12/31/2007    N/A 25.201        0
 12/31/2008 25.201 14.168       68
VISB 6  2.85%
 12/31/2007    N/A 24.178        0
 12/31/2008 24.178 13.552        5
VISB 7  2.50%
 12/31/2007    N/A 25.376        0
 12/31/2008 25.376 14.274      123
VISB 8  2.80%
 12/31/2007    N/A 24.346        0
 12/31/2008 24.346 13.653       27


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISB 9  2.65%
 12/31/2007    N/A 24.855        0
 12/31/2008 24.855 13.960       72
VISC 1  2.45%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.380        3
VISC 10 3.00%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.255        0
VISC 2  2.75%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.755        2
VISC 3  2.60%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.064        0
VISC 4  2.90%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.452        0
VISC 5  2.15%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 15.033        2
VISC 7  2.55%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 14.168        2
VISC 8  2.85%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.552        0
VISC 9  2.70%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 13.857        4
VISI 10 2.65%
 12/31/2007    N/A 24.855        0
 12/31/2008 24.855 13.960       27
VISI 11 1.80%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 15.833      153
VISI 2  1.70%
 12/31/2007    N/A 28.340       79
 12/31/2008 28.340 16.069      113
VISI 3  2.10%
 12/31/2007    N/A 26.817        0
 12/31/2008 26.817 15.145      225
VISI 4  2.40%
 12/31/2007    N/A 25.729        0
 12/31/2008 25.729 14.487       33
VISI 5  2.25%
 12/31/2007    N/A 26.267        0
 12/31/2008 26.267 14.812      165
VISI 6  2.55%
 12/31/2007    N/A 25.201        0
 12/31/2008 25.201 14.168        7
VISI 7  2.20%
 12/31/2007    N/A 26.449        0
 12/31/2008 26.449 14.922      257
VISI 8  2.50%
 12/31/2007    N/A 25.376        0
 12/31/2008 25.376 14.274       68



   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISI 9  2.35%
 12/31/2007    N/A 25.907        0
 12/31/2008 25.907 14.594      217
VISL 1  1.65%
 12/31/2007    N/A 28.536      245
 12/31/2008 28.536 16.189      260
VISL 10 2.90%
 12/31/2007    N/A 24.012        0
 12/31/2008 24.012 13.452       19
VISL 11 2.05%
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A 15.257       47
VISL 2  1.95%
 12/31/2007    N/A 27.378       51
 12/31/2008 27.378 15.485       51
VISL 3  2.35%
 12/31/2007    N/A 25.907        0
 12/31/2008 25.907 14.594       81


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

VISL 4  2.65%
 12/31/2007    N/A 24.855        0
 12/31/2008 24.855 13.960        5
VISL 5  2.50%
 12/31/2007    N/A 25.376        0
 12/31/2008 25.376 14.274       43
VISL 6  2.80%
 12/31/2007    N/A 24.346        0
 12/31/2008 24.346 13.653        3
VISL 7  2.45%
 12/31/2007    N/A 25.551        0
 12/31/2008 25.551 14.380       97
VISL 8  2.75%
 12/31/2007    N/A 24.515        0
 12/31/2008 24.515 13.755       16
VISL 9  2.60%
 12/31/2007    N/A 25.028        0
 12/31/2008 25.028 14.064       63




   The Allianz Vision [SM] Variable Annuity Contract SAI -  July 22, 2009